UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

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Cliffwater Corporate Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2000

Timothy M. Bonin
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1.       Report to Shareholders

(a)

The annual report of the registrant for the year ended March 31, 2025 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLIFFWATER CORPORATE LENDING FUND

Annual Report

For the Year Ended March 31, 2025

Cliffwater Corporate Lending Fund
Table of Contents For the Year Ended March 31, 2025

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund
Letter to Shareholders March 31, 2025 (Unaudited)

To our shareholders:

We recently completed five and three-quarters years of operation and want to thank you for the continued trust you have placed in us. Performance has been consistently strong relative to our objective.

The Cliffwater Corporate Lending Fund (the “Fund”) produced a net 9.64% annualized return from its June 5, 2019, inception, through March 31, 2025. This compares to a 5.63% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measured 1.81% for the same period compared to 6.61% for the Morningstar LSTA US Leveraged Loan Index.

The Fund experienced strong investor inflows over the trailing year, with net assets growing from $17.9 billion on March 31, 2024, to $28.1 billion on March 31, 2025. This asset growth has been supported by significant investment in personnel and technology to grow our platform, and the onboarding of additional strategic lending partners to access high quality senior corporate loans. Factors materially affecting the Fund’s performance during the most recently completed fiscal year include a high current cash yield, and few realized losses.

We remain confident in the Fund’s continued performance despite the uncertain economic environment. We believe that, during the past year, the Fund’s 10.75% average distribution rate remained attractive, and we believe that the floating rate nature of our loans helped mitigate risk in an uncertain interest rate environment.

We again sincerely thank you for your support.

Regards,
Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

Cliffwater Corporate Lending Fund
Letter to Shareholders March 31, 2025 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Corporate Lending Fund
Fund Performance March 31, 2025 (Unaudited)

This graph compares a hypothetical $10,000,000 investment in the Fund’s Class I Shares with a similar investment in the Morningstar LSTA US Leveraged Loan Index and the Bloomberg US Aggregate Index. These indices do not serve as benchmarks for the Fund and are shown for illustrative purposes only. The Fund does not have a designated performance benchmark. Results include the reinvestment of all dividends and capital gains. These indices do not reflect expenses, fees, or sales charges, which would lower performance.

The Morningstar LSTA Leveraged Loan Index is designed to deliver comprehensive, precise coverage of the US leveraged loan market. The Morningstar LSTA US Leveraged Loan Index is a market value weighted index tracking institutional leveraged loans in the United States based upon market weightings, spreads and interest payment, including Term Loan A, Term Loan B and Second Lien tranches. The Morningstar LSTA US Leveraged Loan Index is unmanaged and it is not available for investment.

The Bloomberg US Aggregate Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of March 31, 2025	1 Year	3 Year	5 Year	Since Inception
Cliffwater Corporate Lending Fund (Inception Date June 5, 2019)	11.78%	10.69%	10.98%	9.62%
Morningstar LSTA US Leveraged Loan Index	6.86%	7.21%	8.96%	5.62%
Bloomberg US Aggregate Index	4.88%	0.52%	-0.40%	0.81%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1 (888) 442-4420.

For the period from the Fund’s inception through March 6, 2023, the Investment Manager contractually waived management fees and voluntarily reimbursed expenses for the Fund (together, the “Waiver and Reimbursement”). The performance quoted above reflects the Waiver and Reimbursement in effect through March 6, 2023 and would have been lower in its absence.

For the Fund’s current expense ratios, please refer to the Financial Highlights Section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Cliffwater Corporate Lending Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cliffwater Corporate Lending Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments, swap contracts, and forward foreign currency exchange contracts, of Cliffwater Corporate Lending Fund (the “Fund”) as of March 31, 2025, the related consolidated statements of operations, cash flows, and changes in net assets, the related notes, and the consolidated financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations, its cash flows, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations and Cash Flows	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Cliffwater Corporate Lending Fund	For the year ended March 31, 2025	For the years ended March 31, 2025, and 2024	For the years ended March 31, 2025, 2024, 2023, for the period January 1, 2022 through March 31, 2022, for the years ended December 31, 2021, and 2020.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers, agent banks, issuers, and underlying fund administrators or managers; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Cliffwater LLC since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 5, 2025

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 76.4%
Business Services — 8.9%
Accordion Partners LLC	Delayed Draw	9.57%	SOFR	525	11/15/2031	USD	6,847,827	$1,029,038	$1,080,477	[1,3,4,7]
Accordion Partners LLC	First Lien Term Loan	9.55%	SOFR	525	11/15/2031	USD	40,086,957	39,701,226	39,732,590	[1,3,4]
Accordion Partners LLC	Revolver	9.57%	SOFR	525	11/15/2031	USD	4,565,218	(43,336)	(10,116)[1,3,4,7]
Alert SRC Newco LLC	Delayed Draw	9.32%	SOFR	500	12/11/2030	USD	1,307,948	7,024	4,577	[1,3,4,7]
Alert SRC Newco LLC	First Lien Term Loan	9.29%	SOFR	500	12/11/2030	USD	4,054,638	3,996,109	3,987,736	[1,3,4]
Alert SRC Newco LLC	Revolver	0.50%			12/11/2030	USD	392,384	(5,593)	(6,474)[1,2,3]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.72%	SOFR	550	5/23/2029	USD	2,456,438	2,415,487	2,436,999	[1,3,4]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	10.47%	SOFR	625	5/23/2029	USD	22,218,750	21,795,650	22,149,417	[1,3,4]
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	8.78%	SOFR	450	12/16/2027	USD	50,000,000	3,273,407	3,176,641	[1,3,4,7]
AMCP Clean Acquisition Company, LLC	Delayed Draw	9.05%	SOFR	475	6/15/2028	USD	840,790	383,056	381,633	[1,3,4,6,7]
Amerit Fleet Parent, LLC	Delayed Draw	9.57%	SOFR	525	1/27/2032	USD	12,502,155	8,902,063	8,874,900	[1,3,4,7]
Amerit Fleet Parent, LLC	First Lien Term Loan	9.57%	SOFR	525	1/27/2032	USD	27,348,463	27,314,851	27,257,081	[1,3,4]
Amerit Fleet Parent, LLC	Revolver	0.50%			1/27/2032	USD	6,251,077	(16,222)	(29,659)[1,2,3]
AmSpec Parent LLC	Delayed Draw	1.00%			12/20/2031	USD	4,000,000	(19,699)	1,963	[1,2]
AmSpec Parent LLC	First Lien Term Loan	8.55%	SOFR	425	12/20/2031	USD	26,000,000	25,872,916	26,016,380	[1,4]
Analytic Partners, LP	First Lien Term Loan	9.05%	SOFR	475	12/11/2029	USD	9,152,370	9,086,395	9,069,522	[1,3,4,6]
Analytic Partners, LP	Revolver	0.50%			12/11/2029	USD	1,236,807	(8,828)	(11,196)[1,2,3,6]
Any Hour, LLC	Delayed Draw	9.55%	SOFR	525	5/23/2030	USD	7,610,521	628,996	584,995	[1,3,4,7]
Any Hour, LLC	First Lien Term Loan	9.55%	SOFR	525	5/23/2030	USD	25,948,287	25,600,880	25,437,230	[1,3,4]
Any Hour, LLC	Revolver	9.55%	SOFR	525	5/23/2030	USD	3,578,681	1,781,271	1,756,929	[1,3,4,7]
Any Hour, LLC	Revolver	9.55%	SOFR	500	5/23/2030	USD	228,426	225,531	223,927	[1,3,4]
Applied Technical Services, LLC	Delayed Draw	10.20%	SOFR	575	12/29/2026	USD	11,039,208	10,776,166	10,824,658	[1,3,4,7]
Applied Technical Services, LLC	First Lien Term Loan	10.20%	SOFR	575	12/29/2026	USD	9,153,383	9,065,178	8,964,778	[1,3,4]
Applied Technical Services, LLC	First Lien Term Loan	10.45%	SOFR	600	12/29/2026	USD	676,705	668,756	675,674	[1,3,4]
Applied Technical Services, LLC	Revolver	13.25%	PRIME	475	12/29/2026	USD	1,637,986	1,629,092	1,604,235	[1,3,4]
AQ Carver Buyer, Inc.	First Lien Term Loan	9.82%	SOFR	550	8/2/2029	USD	29,625,000	29,153,352	29,472,283	[1,4]
Archer Acquisition, LLC	Delayed Draw	9.39%	SOFR	500	10/6/2029	USD	619,661	173,189	171,875	[1,3,4,7]
Archer Acquisition, LLC	First Lien Term Loan	9.40%	SOFR	500	10/6/2029	USD	6,451,534	6,371,889	6,412,132	[1,3,4]
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	130,587	(3,918)	(289)[1,2,3]
Ares Holdings LLC	First Lien Term Loan	9.32%	SOFR	500	11/18/2027	USD	2,238,610	2,219,027	2,221,256	[1,3,4,6]
Ares Holdings LLC	Revolver	10.10%	PRIME	500	11/18/2027	USD	1,014,321	1,793	3,940	[1,3,4,6,7]
ATIS Acquisition, Inc.	Delayed Draw	9.05%	SOFR	475	9/24/2030	USD	3,695,652	149,816	178,098	[1,3,4,6,7]
ATIS Acquisition, Inc.	First Lien Term Loan	9.05%	SOFR	475	9/24/2030	USD	3,686,413	3,643,343	3,670,829	[1,3,4,6]
ATIS Acquisition, Inc.	Revolver	0.50%			9/24/2030	USD	1,108,696	(12,677)	(4,732)[1,2,3,6]
Auxey Bidco Limited	First Lien Term Loan	10.76%	SOFR	600	6/29/2027	USD	14,812,500	14,612,282	14,439,420	[1,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
AVSC Holding Corp.	Revolver	9.32%	SOFR	500	12/5/2029	USD	240,543	$19,546	$21,286	[1,3,4,7]
AVSC Holding Corp.	Revolver	11.50%	SOFR	500	12/5/2029	USD	1,900,993	724,370	738,521	[1,3,4,6]
AVSC Holding Corp.	First Lien Term Loan	9.32%	SOFR	500	12/5/2031	USD	18,108,525	17,756,750	17,900,138	[1,3,4,6]
AWP Group Holdings, Inc.	Revolver	9.07%	SOFR	475	12/22/2026	USD	4,710,217	1,522,913	1,587,478	[1,3,4,7]
AWP Group Holdings, Inc.	Delayed Draw	9.07%	SOFR	475	12/22/2030	USD	13,624,487	13,561,463	13,569,730	[1,3,4]
AWP Group Holdings, Inc.	First Lien Term Loan	9.07%	SOFR	475	12/22/2030	USD	32,237,305	31,715,615	32,107,740	[1,3,4]
AWP Group Holdings, Inc.	Delayed Draw	9.07%	SOFR	475	12/23/2030	USD	26,478,875	9,327,684	9,369,176	[1,3,4,6,7]
AWP Group Holdings, Inc.	First Lien Term Loan	9.07%	SOFR	475	12/23/2030	USD	20,546,971	20,419,587	20,464,390	[1,3,4,6]
AWP Group Holdings, Inc.	Revolver	9.07%	SOFR	475	12/23/2030	USD	9,535,603	1,960,402	1,922,077	[1,3,4,7]
AWT Holding, Inc.	Delayed Draw	10.44%	SOFR	625	12/17/2027	USD	1,346,716	250,796	267,319	[1,3,4,7]
AWT Holding, Inc.	First Lien Term Loan	10.44%	SOFR	625	12/17/2027	USD	813,103	801,605	811,865	[1,3,4]
AWT Holding, Inc.	Revolver	0.50%			12/17/2027	USD	134,668	(1,854)	(205)[1,2,3]
BC Group Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	12/21/2026	USD	1,108,009	1,093,359	1,098,024	[1,3,4,6]
Benecon Midco II LLC	First Lien Term Loan	9.55%	SOFR	525	1/23/2031	USD	74,625,000	73,641,352	74,522,045	[1,3,4]
Benecon Midco II LLC	Revolver	0.50%			1/23/2031	USD	6,500,000	(80,861)	(8,968)[1,2,3]
Bingo Group Buyer, Inc.	Delayed Draw	1.00%			7/10/2031	USD	1,521,000	(18,093)	(3,835)[1,2,3]
Bingo Group Buyer, Inc.	First Lien Term Loan	9.30%	SOFR	500	7/10/2031	USD	4,900,717	4,843,792	4,888,361	[1,3,4]
Bingo Group Buyer, Inc.	Revolver	9.30%	SOFR	500	7/10/2031	USD	585,000	4,855	9,986	[1,3,4,7]
Bluejack Fire Acquisition, Inc.	Delayed Draw	1.00%			1/24/2031	USD	1,310,926	(16,140)	(19,334)[1,2,3,6]
Bluejack Fire Acquisition, Inc.	First Lien Term Loan	9.05%	SOFR	475	1/24/2031	USD	917,648	906,440	904,114	[1,3,4,6]
Bluejack Fire Acquisition, Inc.	Revolver	0.50%			1/24/2031	USD	272,282	(3,301)	(4,016)[1,2,3,6]
BSC Top Shelf Blocker, LLC	First Lien Term Loan	9.57%	SOFR	525	6/28/2029	USD	2,101,440	2,069,073	2,064,665	[1,3,4]
BSC Top Shelf Blocker, LLC	Revolver	0.50%			6/28/2029	USD	294,500	(4,378)	(5,154)[1,2,3]
Cards Acquisition, Inc.	Delayed Draw	9.82%	SOFR	550	8/12/2029	USD	5,583,456	652,620	632,792	[1,3,4,7]
Cards Acquisition, Inc.	First Lien Term Loan	9.82%	SOFR	550	8/12/2029	USD	9,653,796	9,523,344	9,460,720	[1,3,4]
Cards Acquisition, Inc.	Revolver	0.50%			8/12/2029	USD	490,460	122,122	120,524	[1,3,7]
Cards Acquisition, Inc.	Revolver	9.82%	PRIME	550	8/12/2029	USD	986,239	970,498	966,514	[1,3,4]
Cards Acquisition, Inc.	Revolver	9.82%	SOFR	550	8/12/2029	USD	592,997	582,511	581,136	[1,3,4]
Career Certified, LLC	Delayed Draw	1.00%			2/19/2031	USD	6,213,592	(61,567)	(71,881)[1,2,3]
Career Certified, LLC	First Lien Term Loan	9.30%	SOFR	500	2/19/2031	USD	29,126,214	28,839,038	28,789,269	[1,3,4]
Career Certified, LLC	Revolver	0.50%			2/19/2031	USD	4,660,194	(45,738)	(53,911)[1,2,3]
CGI Parent, LLC	First Lien Term Loan	8.80%	SOFR	450	2/14/2028	USD	18,697,322	18,443,413	18,480,266	[1,3,4]
CGI Parent, LLC	First Lien Term Loan	8.82%	SOFR	450	2/14/2028	USD	1,327,501	1,314,678	1,312,090	[1,3,4]
CL Services Acquisition, LLC	Delayed Draw	1.00%			4/25/2028	USD	1,108,000	(17,240)	(22,160)[1,2,3]
Cobalt Service Partners, LLC	Delayed Draw	9.05%	SOFR	475	10/11/2031	USD	26,470,587	5,943,748	5,916,905	[1,3,4,7]
Cobalt Service Partners, LLC	First Lien Term Loan	9.05%	SOFR	475	10/11/2031	USD	8,529,412	8,448,192	8,438,382	[1,3,4]
Cobalt Service Partners, LLC	Revolver	0.50%			10/11/2031	USD	3,176,471	(29,665)	(33,901)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Command Holding Corp.	Delayed Draw	1.00%			3/7/2031	USD	7,627,119	$(75,852)	$(81,258)[1,2,3,6]
Command Holding Corp.	First Lien Term Loan	9.04%	SOFR	475	3/7/2031	USD	19,830,508	19,633,860	19,619,238	[1,3,4,6]
Command Holding Corp.	Revolver	0.50%			3/7/2031	USD	2,542,373	(25,141)	(27,086)[1,2,3,6]
Community Management Holdings Midco 2, LLC	Delayed Draw	1.00%			11/1/2031	USD	2,700,000	(39,317)	(42,032)[1,2,3]
Community Management Holdings Midco 2, LLC	First Lien Term Loan	9.29%	SOFR	500	11/1/2031	USD	6,750,000	6,652,963	6,644,921	[1,3,4]
Community Management Holdings Midco 2, LLC	Revolver	9.29%	SOFR	500	11/1/2031	USD	1,125,000	298,994	297,487	[1,3,4,7]
Coolsys, Inc.	Delayed Draw	1.00%			8/11/2028	USD	2,824,074	(47,198)	(54,440)[1,2,3]
Coolsys, Inc.	First Lien Term Loan	9.31%	SOFR	500	8/11/2028	USD	101,583,333	99,911,036	99,625,089	[1,3,4]
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			10/1/2029	USD	3,007,519	(25,192)	(4,580)[1,2,3]
Coretrust Purchasing Group LLC	Revolver	0.50%			10/1/2029	USD	4,511,278	(268,731)	(6,870)[1,2,3]
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			9/30/2029	USD	4,511,278	(71,427)	(6,870)[1,2,3]
CRCI Longhorn Holdings, Inc.	Delayed Draw	1.00%			8/27/2031	USD	26,253,656	(270,348)	(292,096)[1,2,3,6]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	8/27/2031	USD	1,522,957	1,522,957	1,522,957	[1,3,4]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	9.32%	SOFR	500	8/27/2031	USD	98,853,825	97,874,268	97,716,245	[1,3,4,6]
CRCI Longhorn Holdings, Inc.	Revolver	9.32%	SOFR	500	8/27/2031	USD	17,502,438	12,646,557	12,617,370	[1,3,4,6,7]
Crete PA Holdco, LLC	Delayed Draw	1.00%			11/26/2030	USD	1,905,581	(27,780)	(18,403)[1,2,3]
Crete PA Holdco, LLC	First Lien Term Loan	9.32%	SOFR	500	11/26/2030	USD	1,905,581	1,878,227	1,877,635	[1,3,4]
Crete PA Holdco, LLC	Revolver	0.50%			11/26/2030	USD	285,837	(4,044)	(4,905)[1,2,3]
DA Blocker Corp.	Delayed Draw	1.00%			2/10/2032	USD	7,278,184	(44,763)	(72,782)[1,2,3,6]
DA Blocker Corp.	First Lien Term Loan	9.05%	SOFR	475	2/10/2032	USD	23,290,189	23,118,551	23,057,287	[1,3,4,6]
DA Blocker Corp.	Revolver	9.05%	SOFR	475	2/10/2032	USD	2,426,062	703,988	703,557	[1,3,4,6,7]
Davidson Hotel Company LLC	Delayed Draw	1.00%			10/31/2031	USD	183,450	(2,672)	(2,867)[1,2,3,6]
Davidson Hotel Company LLC	First Lien Term Loan	9.32%	SOFR	500	10/31/2031	USD	559,544	551,499	550,799	[1,3,4,6]
Davidson Hotel Company LLC	Revolver	9.32%	SOFR	500	10/31/2031	USD	95,904	33,799	33,666	[1,3,4,6,7]
Denali Buyerco LLC	Delayed Draw	9.54%	SOFR	525	1/29/2032	USD	15,000,000	3,088,424	3,063,475	[1,3,4,6,7]
Denali Buyerco LLC	Delayed Draw	9.57%	SOFR	525	9/15/2028	USD	26,822,641	26,479,868	26,512,347	[1,3,4,6]
Denali Buyerco LLC	First Lien Term Loan	9.71%	SOFR	525	9/15/2028	USD	17,170,732	16,960,866	16,972,093	[1,3,4,6]
Dione Bidco Limited	Delayed Draw	9.59%	SOFR	525	11/22/2028	GBP	11,742,750	8,458,807	8,888,944	[1,3,4,5,7]
DISA Holdings Corp.	Delayed Draw	9.27%	SOFR	500	9/9/2028	USD	3,436,708	3,294,958	3,290,080	[1,3,4,6,7]
DISA Holdings Corp.	First Lien Term Loan	9.32%	SOFR	500	9/9/2028	USD	4,570,821	4,515,445	4,505,899	[1,3,4,6]
DISA Holdings Corp.	Revolver	9.31%	PRIME	500	9/9/2028	USD	1,145,569	215,873	212,500	[1,3,4,6,7]
DMT Solutions Global Corporation	First Lien Term Loan	12.40%	SOFR	800	8/30/2027	USD	29,091,765	28,508,925	28,710,510	[1,3,4]
DTI Holdco, Inc.	Revolver	0.50%			4/26/2027	USD	874,917	—	(1,332)[1,2,3,6]
East River Bidco GmbH	Delayed Draw	1.00%			2/28/2032	EUR	6,948,571	(111,808)	(69,889)[1,2,3,5,6]
East River Bidco GmbH	First Lien Term Loan	7.62%	EURIBOR	525	2/28/2032	EUR	17,371,429	18,397,447	18,502,224	[1,3,4,5,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
EMB Purchaser, Inc.	Delayed Draw	8.78%	SOFR	450	3/12/2032	USD	822,331	$9,788	$9,759	[1,3,4,6,7]
EMB Purchaser, Inc.	First Lien Term Loan	8.80%	SOFR	450	3/12/2032	USD	1,244,481	1,232,101	1,232,036	[1,3,4,6]
EMB Purchaser, Inc.	Revolver	0.50%			3/12/2032	USD	263,312	(2,614)	(2,633)[1,2,3,6]
Esquire Deposition Solutions, LLC	Delayed Draw	9.55%	SOFR	525	12/30/2028	USD	1,664,842	1,648,642	1,639,870	[1,3,4]
Esquire Deposition Solutions, LLC	First Lien Term Loan	9.55%	SOFR	525	12/30/2028	USD	8,491,008	8,403,199	8,363,644	[1,3,4]
Esquire Deposition Solutions, LLC	Revolver	9.55%	SOFR	525	12/30/2028	USD	1,440,040	212,644	208,806	[1,3,4,7]
Explorer Investor, Inc.	First Lien Term Loan	10.31%	SOFR	600	6/28/2029	USD	29,312,780	28,290,707	27,532,538	[1,3,4]
Firebird Acquisition Corp, Inc.	Delayed Draw	1.00%			1/31/2032	USD	10,579,096	(52,375)	(52,896)[1,2,3,6]
Firebird Acquisition Corp, Inc.	First Lien Term Loan	9.29%	SOFR	500	1/31/2032	USD	18,747,175	18,654,795	18,653,439	[1,3,4,6]
Firebird Acquisition Corp, Inc.	Revolver	0.50%			1/31/2032	USD	3,173,729	(15,558)	(15,869)[1,2,3,6]
FR Vision Holdings, Inc.	First Lien Term Loan	9.79%	SOFR	550	1/21/2031	USD	2,767,482	2,718,719	2,763,267	[1,3,4,6]
FR Vision Holdings, Inc.	Revolver	0.50%			1/22/2030	USD	352,951	(5,714)	(538)[1,2,3,6]
Galileo Parent, Inc.	Revolver	10.05%	SOFR	575	5/3/2029	USD	5,431,620	3,802,134	3,795,086	[1,3,4,7]
Galileo Parent, Inc.	First Lien Term Loan	10.05%	SOFR	575	5/3/2030	USD	34,481,086	34,481,086	34,436,342	[1,3,4]
Gerson Lehrman Group, Inc.	First Lien Term Loan	9.45%	SOFR	500	12/13/2027	USD	63,506,069	62,745,673	63,250,831	[1,3,4]
Gold Medal Holdings, Inc.	Revolver	10.05%	SOFR	575	3/17/2027	USD	182,333	89,172	88,168	[1,3,4,7]
Gold Medal Services LLC	Delayed Draw	1.00%			3/17/2027	USD	739,742	(6,264)	(9,698)[1,2,3]
Gold Medal Services LLC	First Lien Term Loan	10.05%	SOFR	575	3/17/2027	USD	2,973,192	2,949,755	2,934,216	[1,3,4]
Gold Medal Services LLC	Revolver	10.05%	SOFR	575	3/17/2027	USD	182,333	104,643	103,970	[1,3,4,7]
Gumtree Industrial Services Bidco Pty Limited	Delayed Draw	1.00%			3/31/2034	AUD	1,822,965	(22,935)	(22,935)[1,2,3,5]
Gumtree Industrial Services Bidco Pty Limited	First Lien Term Loan	9.11%	BBSW	500	3/31/2034	AUD	8,166,885	5,034,627	5,034,627	[1,3,4,5]
Heritage Environmental Services, Inc.	Revolver	0.50%			1/31/2030	USD	1,199,012	(14,937)	(14,988)[1,2,3]
Heritage Environmental Services, Inc.	Delayed Draw	1.00%			1/31/2031	USD	475,684	(2,372)	(2,378)[1,2,3]
Heritage Environmental Services, Inc.	First Lien Term Loan	9.33%	SOFR	500	1/31/2031	USD	895,871	900,338	900,350	[1,3,4]
Heritage Environmental Services, Inc.	First Lien Term Loan	9.54%	SOFR	525	1/31/2031	USD	2,667,200	2,653,892	2,653,864	[1,3,4]
Heritage Environmental Services, Inc.	First Lien Term Loan	9.56%	SOFR	525	1/31/2031	USD	207,167	206,133	206,131	[1,3,4]
HSI Halo Acquisition, Inc.	Delayed Draw	9.29%	SOFR	500	6/30/2031	USD	2,113,248	346,289	357,803	[1,3,4,6,7]
HSI Halo Acquisition, Inc.	First Lien Term Loan	9.29%	SOFR	500	6/30/2031	USD	11,834,194	11,724,385	11,786,631	[1,3,4,6]
HSI Halo Acquisition, Inc.	Revolver	0.50%			6/30/2031	USD	1,711,863	(15,428)	(6,880)[1,2,3,6]
iCIMS, Inc.	First Lien Term Loan	10.04% PIK	SOFR	575	8/18/2028	USD	21,515,977	21,290,110	21,375,794	[1,3,4,8]
iCIMS, Inc.	Revolver	10.04%	SOFR	575	8/18/2028	USD	1,777,142	209,524	197,945	[1,3,4,7]
iCIMS, Inc.	First Lien Term Loan	10.54%	SOFR	625	8/18/2028	USD	10,000,000	9,884,260	9,909,885	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
IG Investment Holdings, LLC	Revolver	0.50%			9/22/2027	USD	1,105,999	$(16,030)	$(5,530)[1,2,3]
IG Investment Holdings, LLC	First Lien Term Loan	9.29%	SOFR	500	9/22/2028	USD	56,518,123	56,166,055	56,267,696	[1,3,4,6]
IG Investment Holdings, LLC	Revolver	6.75%	SOFR	500	9/22/2028	USD	722,543	—	(3,613)[1,2,3,4]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME	400	9/22/2028	USD	6,198,981	189,370	200,226	[1,3,4,6,7]
Innovative Discovery, LLC	First Lien Term Loan	9.07%	SOFR	475	6/30/2027	USD	12,509,266	12,437,005	12,384,174	[1,3,4]
Innovative Discovery, LLC	Revolver	0.50%			6/30/2027	USD	1,128,000	(7,313)	(11,280)[1,2,3]
Inovex Information Systems Incorporated	Delayed Draw	1.00%			12/17/2030	USD	3,279,857	(46,913)	(55,239)[1,2,3]
Inovex Information Systems Incorporated	First Lien Term Loan	9.55%	SOFR	525	12/17/2030	USD	13,689,840	13,491,748	13,459,275	[1,3,4]
Inovex Information Systems Incorporated	Revolver	9.55%	SOFR	525	12/17/2030	USD	3,030,303	1,350,532	1,342,903	[1,3,4,7]
Iris Buyer LLC	Delayed Draw	9.55%	SOFR	525	10/2/2030	USD	1,024,057	41,418	40,216	[1,3,4,6,7]
Java Buyer, Inc.	Delayed Draw	9.30%	SOFR	500	12/15/2027	USD	3,394,898	3,342,473	3,389,727	[1,3,4]
Java Buyer, Inc.	First Lien Term Loan	9.30%	SOFR	500	12/15/2027	USD	6,378,053	6,279,437	6,368,340	[1,3,4]
Kelso Industries LLC	Delayed Draw	10.07%	SOFR	575	12/30/2029	USD	3,238,333	1,451,534	1,444,127	[1,3,4,7]
Kelso Industries LLC	First Lien Term Loan	10.07%	SOFR	575	12/30/2029	USD	8,419,667	8,256,721	8,233,995	[1,3,4]
KENG Acquisition, Inc.	Delayed Draw	1.00%			8/1/2029	USD	20,040,323	(206,823)	(243,562)[1,2,3]
KENG Acquisition, Inc.	Delayed Draw	9.32%	SOFR	500	8/7/2029	USD	9,043,154	5,518,530	5,524,047	[1,3,4,7]
KENG Acquisition, Inc.	First Lien Term Loan	9.32%	SOFR	500	8/7/2029	USD	11,856,048	11,687,339	11,711,955	[1,3,4]
KENG Acquisition, Inc.	Revolver	0.50%			8/7/2029	USD	3,266,129	—	(39,695)[1,2,3]
KeyImpact Holdings, Inc.	First Lien Term Loan	10.79%	SOFR	650	1/31/2029	USD	5,035,088	4,932,067	5,027,420	[1,3,4]
Keystone Partners, LLC	Delayed Draw	9.55%	SOFR	525	10/25/2028	USD	613,000	236,942	236,005	[1,3,4,7]
Keystone Partners, LLC	First Lien Term Loan	9.54%	SOFR	525	10/25/2028	USD	3,769,950	3,718,437	3,713,401	[1,3,4]
Keystone Partners, LLC	Revolver	0.50%			10/25/2028	USD	352,000	(4,716)	(5,280)[1,2,3]
KL Hilltop Acquisition, LLC	Delayed Draw	1.00%			3/10/2032	USD	9,177,132	(91,393)	(91,771)[1,2,3,6]
KL Hilltop Acquisition, LLC	First Lien Term Loan	9.04%	SOFR	475	3/10/2032	USD	11,354,237	11,241,374	11,240,695	[1,3,4,6]
KL Hilltop Acquisition, LLC	Revolver	0.50%			3/10/2032	USD	4,222,973	(41,877)	(42,230)[1,2,3,6]
Lav Gear Holdings, Inc.	First Lien Term Loan	10.00% PIK			10/31/2025	USD	743,720	670,471	639,376	[1,3,8]
Lav Gear Holdings, Inc.	Delayed Draw	10.70%	SOFR	625	10/31/2025	USD	14,775,000	14,257,969	12,702,067	[1,3,4]
Lav Gear Holdings, Inc.	Delayed Draw	10.72%	SOFR	625	10/31/2025	USD	6,895,000	6,653,697	5,927,631	[1,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	10.70%	SOFR	625	10/31/2025	USD	5,256,681	5,145,203	4,519,169	[1,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	10.72%	SOFR	625	10/31/2025	USD	230,337	229,188	198,021	[1,3,4]
Lereta, LLC	First Lien Term Loan	9.69%	SOFR	525	7/30/2028	USD	17,898,750	17,719,763	15,838,783	[1,4]
Lighthouse Parent Holdings, Inc.	Delayed Draw	1.00%			12/20/2031	USD	8,653,846	(106,300)	(121,537)[1,2,3,6]
Lighthouse Parent Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	12/20/2031	USD	17,884,615	17,666,553	17,633,439	[1,3,4,6]
Lighthouse Parent Holdings, Inc.	Revolver	0.50%			12/20/2031	USD	3,461,538	(41,799)	(48,615)[1,2,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Liquid Enviromental Solutions Corporation	First Lien Term Loan	9.40%	SOFR	500	5/31/2026	USD	397,131	$393,609	$392,392	[1,3,4,6]
Lynx Franchising, LLC	First Lien Term Loan	11.22%	SOFR	675	12/23/2026	USD	5,000,000	4,974,774	4,957,439	[1,3,4]
Lynx Franchising, LLC	First Lien Term Loan	12.47%	SOFR	675	12/23/2026	USD	4,808,829	4,765,346	4,767,895	[1,3,4]
Management Consulting & Research, LLC	Delayed Draw	9.28%	SOFR	500	8/16/2027	USD	35,093,576	32,030,351	32,461,428	[1,3,4,7]
Management Consulting & Research, LLC	First Lien Term Loan	9.28%	SOFR	500	8/16/2027	USD	14,845,520	14,010,800	14,747,314	[1,3,4]
Management Consulting & Research, LLC	Revolver	9.26%	SOFR	500	8/16/2027	USD	4,077,061	497,151	486,095	[1,3,4,7]
Marina Acquisition, Inc.	First Lien Term Loan	9.30%	SOFR	500	7/1/2030	USD	10,210,806	10,071,197	10,093,303	[1,3,4,6]
Marina Acquisition, Inc.	Revolver	11.50%	PRIME	400	7/1/2030	USD	1,458,686	184,861	187,430	[1,3,4,6,7]
Markon, LLC	Delayed Draw	1.00%			11/5/2030	USD	10,833,333	(52,472)	(65,049)[1,2,3]
Markon, LLC	First Lien Term Loan	8.80%	SOFR	450	11/5/2030	USD	11,666,667	11,611,127	11,596,614	[1,3,4]
Markon, LLC	Revolver	8.80%	SOFR	450	11/5/2030	USD	2,500,000	1,154,949	1,151,655	[1,3,4,7]
Marmic Fire & Life Safety Co.	Delayed Draw	9.05%	SOFR	475	7/24/2031	USD	7,247,437	1,862,089	1,865,457	[1,3,4,7]
Marmic Fire & Life Safety Co.	First Lien Term Loan	9.05%	SOFR	475	7/24/2031	USD	10,893,590	10,789,533	10,795,422	[1,3,4]
Marmic Fire & Life Safety Co.	Revolver	0.50%			7/24/2031	USD	2,602,564	(24,058)	(23,452)[1,2,3]
McKissock Investment Holdings, LLC	First Lien Term Loan	9.29%	SOFR	500	3/10/2029	USD	24,750,000	24,258,200	24,667,583	[1,4]
MicroStar Logistics LLC	First Lien Term Loan	11.72%	SOFR	450	12/31/2030	USD	8,999,000	8,911,546	8,895,442	[1,3,4,6]
MicroStar Logistics LLC	Revolver	8.79%	SOFR	450	12/31/2030	USD	1,000	616	615	[1,3,4,6,7]
Miraclon Corporation	First Lien Term Loan	8.01%	EURIBOR	550	11/26/2031	EUR	50,000,000	51,856,507	53,630,837	[1,3,4,5]
Miraclon Corporation	Revolver	0.50%			11/26/2031	EUR	6,382,979	(416,222)	(212,948)[1,2,3,5]
NCP-MSI Buyer, Inc.	Delayed Draw	1.00%			3/24/2031	USD	761,946	(9,507)	(9,524)[1,2,3,6]
NCP-MSI Buyer, Inc.	First Lien Term Loan	9.05%	SOFR	375	3/24/2031	USD	2,963,193	2,926,251	2,926,153	[1,3,4,6]
NCP-MSI Buyer, Inc.	Revolver	8.05%	SOFR	375	3/24/2031	USD	1,000	246	246	[1,3,4,6,7]
Onyx-Fire Protection Services, Inc.	Delayed Draw	7.67%	CORRA	450	7/31/2031	CAD	3,149,683	655,373	550,026	[1,3,4,5,6,7]
Onyx-Fire Protection Services, Inc.	First Lien Term Loan	7.67%	CORRA	450	7/31/2031	CAD	15,748,416	11,400,790	10,871,941	[1,3,4,5,6]
Onyx-Fire Protection Services, Inc.	Revolver	0.50%			7/31/2031	CAD	4,049,593	(27,063)	(163,721)[1,2,3,5,6]
Orion Group FM Holdings, LLC	Delayed Draw	1.00%			6/30/2029	USD	23,157,895	(27,138)	138,152	[1,2,3]
Orion Group FM Holdings, LLC	Delayed Draw	9.79%	SOFR	550	6/30/2029	USD	21,630,197	15,514,532	16,114,499	[1,3,4,7]
Orion Group FM Holdings, LLC	First Lien Term Loan	9.80%	SOFR	550	6/30/2029	USD	31,321,776	30,637,057	31,508,632	[1,3,4]
Orion Group FM Holdings, LLC	Revolver	9.80%	SOFR	550	6/30/2029	USD	4,342,105	1,546,358	1,618,009	[1,3,4,7]
P20 Parent, Inc.	First Lien Term Loan	11.80%	SOFR	750	7/12/2028	USD	34,212,500	33,773,955	33,822,209	[1,3,4]
PAS Parent, Inc.	Revolver	11.25%	SOFR	375	12/30/2027	USD	374,998	206,083	210,423	[1,3,4,7]
PAS Parent, Inc.	Delayed Draw	9.07%	SOFR	475	12/30/2028	USD	7,132,283	2,879,779	2,958,102	[1,3,4,7]
PAS Parent, Inc.	First Lien Term Loan	9.07%	SOFR	475	12/30/2028	USD	1,253,125	1,253,125	1,238,845	[1,3,4]
Pavion Corp.	Delayed Draw	10.30%	SOFR	575	10/30/2030	USD	3,173,996	2,672,743	2,723,495	[1,3,4,6,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Pavion Corp.	First Lien Term Loan	10.04%	SOFR	575	10/30/2030	USD	13,449,625	$13,218,322	$13,429,142	[1,3,4,6]
Phoenix Finance, Inc.	Second Lien Term Loan	13.30%	SOFR	900	8/14/2028	USD	5,688,017	5,547,176	5,517,376	[1,3,4]
Polaris Labs Acquisition, LLC	First Lien Term Loan	9.32%	SOFR	500	9/17/2029	USD	844,900	829,420	828,002	[1,3,4]
Polaris Labs Acquisition, LLC	Revolver	0.50%			9/17/2029	USD	277,500	(4,962)	(5,550)[1,2,3]
Propio LS LLC	Revolver	12.00%	PRIME	350	7/17/2029	USD	1,989,357	42,255	51,685	[1,3,4,6,7]
Propio LS, LLC	First Lien Term Loan	8.77%	SOFR	450	7/17/2030	USD	16,096,746	15,945,729	16,032,051	[1,3,4,6]
Registrar Intermediate, LLC	Delayed Draw	1.00%			8/26/2029	USD	611,040	(6,110)	(6,110)[1,2,3]
Registrar Intermediate, LLC	First Lien Term Loan	9.20%	SOFR	500	8/26/2029	USD	366,624	362,958	362,958	[1,3,4]
Registrar Intermediate, LLC	First Lien Term Loan	9.45%	SOFR	500	8/26/2027	USD	112,468	112,468	112,468	[1,3,4]
Registrar Intermediate, LLC	Revolver	9.45%	SOFR	500	8/26/2027	USD	19,068	5,085	5,085	[1,3,4,7]
RQM Buyer, Inc.	Delayed Draw	11.31%, 4.75% PIK	SOFR	200	8/12/2026	USD	4,582,031	4,582,031	4,385,188	[1,3,4,8]
RQM Buyer, Inc.	First Lien Term Loan	11.31%, 4.75% PIK	SOFR	200	8/12/2026	USD	19,654,943	19,529,576	18,818,423	[1,3,4,8]
RQM Buyer, Inc.	First Lien Term Loan	11.31%, 4.75% PIK	SOFR	200	8/12/2029	USD	8,543,827	8,507,204	8,180,199	[1,3,4,8]
S4T Holdings Corp.	Delayed Draw	9.33%	SOFR	500	12/27/2026	USD	5,367,018	5,277,543	5,313,348	[1,3,4]
S4T Holdings Corp.	First Lien Term Loan	9.33%	SOFR	500	12/27/2026	USD	27,072,082	26,873,841	26,801,362	[1,3,4]
Seahawk Bidco, LLC	Revolver	0.50%			12/18/2030	USD	1,090,909	(7,862)	(9,882)[1,2,3,6]
Seahawk Bidco, LLC	Delayed Draw	9.07%	SOFR	475	12/18/2031	USD	3,636,364	609,561	603,423	[1,3,4,6,7]
Seahawk Bidco, LLC	First Lien Term Loan	9.05%	SOFR	475	12/18/2031	USD	11,636,364	11,551,193	11,530,953	[1,3,4,6]
Secret Bidco Limited	Delayed Draw	1.00%			11/28/2030	GBP	2,461,152	1,100,172	1,235,635	[1,2,3,5]
Secret Bidco Limited	First Lien Term Loan	10.16%	SONIA	570	11/28/2030	GBP	15,229,606	18,829,550	19,643,990	[1,3,4,5]
Secret Bidco Limited	Revolver	0.50%			11/28/2030	GBP	1,476,691	711,112	741,381	[1,2,3,5]
Southpaw AP Buyer, LLC	Delayed Draw	9.72%	SOFR	525	3/20/2028	USD	225,481	169,957	172,062	[1,3,4,7]
Southpaw AP Buyer, LLC	First Lien Term Loan	9.69%	SOFR	525	3/20/2028	USD	2,776,647	2,743,281	2,752,486	[1,3,4]
Southpaw AP Buyer, LLC	Revolver	0.50%			3/20/2028	USD	225,694	(2,594)	(500)[1,2,3]
Stats Intermediate Holdings, LLC	First Lien Term Loan	9.83%	SOFR	525	7/10/2026	USD	3,708,897	3,624,803	3,606,902	[1,4]
The Arcticom Group, LLC	Delayed Draw	1.00%			12/22/2027	USD	101,276	(1,227)	(134)[1,2,3]
The Arcticom Group, LLC	Delayed Draw	11.82%, 4.00% PIK	SOFR	350	12/22/2027	USD	9,884,853	9,461,285	9,812,241	[1,3,4,7,8]
The Arcticom Group, LLC	First Lien Term Loan	11.82%, 4.00% PIK	SOFR	350	12/22/2027	USD	4,059,790	3,974,557	4,030,012	[1,3,4,7,8]
The Arcticom Group, LLC	Revolver	11.82%, 4.00% PIK	SOFR	350	12/22/2027	USD	2,171,429	623,571	625,709	[1,3,4,7,8]
The Chartis Group, LLC	Delayed Draw	1.00%			9/17/2031	USD	6,691,585	(64,588)	(14,828)[1,2,3,6]
The Chartis Group, LLC	First Lien Term Loan	8.80%	SOFR	450	9/17/2031	USD	21,859,176	21,651,886	21,603,534	[1,3,4,6]
The Chartis Group, LLC	Revolver	0.50%			9/17/2031	USD	3,345,792	(31,102)	(7,415)[1,2,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
The Hiller Companies, Inc.	Delayed Draw	9.32%	SOFR	500	6/20/2030	USD	2,521,562	$665,111	$678,650	[1,3,4,6,7]
The Hiller Companies, Inc.	First Lien Term Loan	9.30%	SOFR	500	6/20/2030	USD	9,157,249	9,074,171	9,120,445	[1,3,4,6]
The Hiller Companies, Inc.	Revolver	0.50%			6/20/2030	USD	1,592,565	(13,978)	(6,401)[1,2,3,6]
Titan Group Holdco, LLC	Delayed Draw	1.00%			8/12/2029	USD	6,125,644	(86,426)	(9,328)[1,2,3]
Titan Group Holdco, LLC	Delayed Draw	9.05%	SOFR	475	8/12/2029	USD	5,391,712	5,291,429	5,383,501	[1,3,4]
Titan Group Holdco, LLC	First Lien Term Loan	9.05%	SOFR	475	8/12/2029	USD	21,806,511	21,498,682	21,773,302	[1,3,4,7]
Titan Group Holdco, LLC	Revolver	0.50%			8/12/2029	USD	5,562,822	(39,131)	(8,471)[1,2,3]
Trilon Group, LLC	Delayed Draw	1.00%			5/27/2029	USD	9,206,800	(91,411)	(92,068)[1,2,3]
Trilon Group, LLC	Delayed Draw	9.94%	SOFR	550	5/27/2029	USD	13,521,279	13,265,330	13,386,066	[1,3,4]
Trilon Group, LLC	Delayed Draw	9.96%	SOFR	550	5/27/2029	USD	1,320,038	1,296,510	1,306,838	[1,3,4,7]
Trilon Group, LLC	Delayed Draw	9.97%	SOFR	550	5/27/2029	USD	7,881,912	7,738,737	7,803,094	[1,3,4,7]
Trilon Group, LLC	Delayed Draw	9.96%	SOFR	550	5/27/2029	USD	5,201,250	5,038,727	5,149,238	[1,3,4,6]
Trilon Group, LLC	First Lien Term Loan	9.33%	SOFR	500	5/27/2029	USD	9,206,799	9,115,283	9,114,731	[1,3,4]
Trilon Group, LLC	First Lien Term Loan	9.95%	SOFR	550	5/27/2029	USD	63,219,920	61,844,936	62,587,722	[1,3,4,6]
Trilon Group, LLC	Revolver	0.50%			5/27/2029	USD	2,364,574	(38,935)	(23,645)[1,2,3]
Trilon Group, LLC	Revolver	0.50%			5/27/2029	USD	396,011	(6,385)	(3,961)[1,2,3]
Unity Purchaser, LLC	Delayed Draw	1.00%			1/27/2031	USD	1,405,317	(20,775)	(24,035)[1,2,3,6]
Unity Purchaser, LLC	Delayed Draw	9.32%	SOFR	500	1/27/2031	USD	562,127	553,865	552,513	[1,3,4,6]
Unity Purchaser, LLC	First Lien Term Loan	9.30%	SOFR	500	1/27/2031	USD	1,208,573	1,190,837	1,187,903	[1,3,4,6]
Unity Purchaser, LLC	Revolver	0.50%			1/27/2031	USD	409,338	(5,963)	(7,001)[1,2,3,6]
USIC Holdings, Inc.	Delayed Draw	9.81%	SOFR	550	9/10/2031	USD	6,678,050	1,482,618	1,473,852	[1,3,4,6,7]
USIC Holdings, Inc.	First Lien Term Loan	9.81%	SOFR	550	9/10/2031	USD	106,757,555	105,901,783	106,616,832	[1,3,4,6]
USIC Holdings, Inc.	Revolver	0.50%			9/10/2031	USD	4,703,823	(40,624)	(41,432)[1,2,3,6]
USIC Holdings, Inc.	Revolver	9.56%	SOFR	525	9/10/2031	USD	6,992,859	6,927,845	6,931,264	[1,3,4,6]
USIC Holdings, Inc.	Revolver	9.56%	PRIME	525	9/10/2031	USD	2,716,923	2,694,345	2,692,991	[1,3,4,6]
USRP Holdings, Inc.	Delayed Draw	9.32%	SOFR	500	7/23/2027	USD	4,990,249	2,596,598	2,704,872	[1,3,4,7]
USRP Holdings, Inc.	Delayed Draw	9.32%	SOFR	500	12/31/2029	USD	43,927,214	16,840,656	17,644,037	[1,3,4,6,7]
USRP Holdings, Inc.	First Lien Term Loan	9.32%	SOFR	500	12/31/2029	USD	32,471,487	31,703,902	32,422,036	[1,3,4]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	5,317,497	(54,788)	(8,099)[1,2,3,6]
Valcourt Holdings II, LLC	Delayed Draw	10.20%	SOFR	575	11/21/2029	USD	13,463,112	10,064,706	10,274,813	[1,3,4,7]
Valcourt Holdings II, LLC	First Lien Term Loan	10.20%	SOFR	575	11/21/2029	USD	40,533,845	39,861,577	40,472,115	[1,3,4]
Valet Waste Holdings, Inc.	First Lien Term Loan	10.05%	SOFR	575	5/1/2029	USD	2,354,390	2,333,941	2,350,805	[1,3,4,6]
Valet Waste Holdings, Inc.	Revolver	10.05%	SOFR	575	5/1/2029	USD	107,148	50,881	51,625	[1,3,4,6,7]
Valicor PPC Intermediate I LLC	Revolver	9.32%	PRIME	500	1/24/2028	USD	653,366	446,791	447,167	[1,3,4,6,7]
Valicor PPC Intermediate I LLC	First Lien Term Loan	9.32%	SOFR	500	7/24/2028	USD	3,302,115	3,287,575	3,289,503	[1,3,4,6]
Valkyrie Buyer, LLC	Revolver	0.50%			5/6/2030	USD	4,385,965	(56,088)	(7,039)[1,2,3]
Valkyrie Buyer, LLC	Delayed Draw	1.00%			5/6/2031	USD	41,057,896	(381,604)	(65,886)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Valkyrie Buyer, LLC	Delayed Draw	9.57%	SOFR	500	5/6/2031	USD	11,634,912	$11,474,821	$11,616,242	[1,3,4]
Valkyrie Buyer, LLC	Delayed Draw	9.57%	SOFR	525	5/6/2031	USD	2,982,457	2,940,958	2,977,670	[1,3,4]
Valkyrie Buyer, LLC	First Lien Term Loan	9.57%	SOFR	500	5/6/2031	USD	37,121,930	36,616,383	37,062,360	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.80%	SOFR	625	7/26/2027	USD	1,867,275	1,833,082	1,827,143	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.81%	SOFR	625	7/26/2027	USD	34,647,619	34,135,711	33,902,956	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.81%	SOFR	625	7/26/2027	USD	2,786,746	2,739,773	2,726,852	[1,3,4]
Vensure Employer Services, Inc.	Delayed Draw	9.30%	SOFR	500	9/27/2031	USD	37,315,724	8,655,987	8,782,794	[1,3,4,6,7]
Vensure Employer Services, Inc.	First Lien Term Loan	9.30%	SOFR	500	9/27/2031	USD	86,434,276	85,614,226	85,897,020	[1,3,4,6]
VRC Companies, LLC	Delayed Draw	9.55%	SOFR	525	6/29/2027	USD	5,000,001	4,071,416	4,055,857	[1,3,4,7]
VRC Companies, LLC	Delayed Draw	10.07%	SOFR	575	6/29/2027	USD	9,971,648	9,867,352	9,877,806	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	10.05%	SOFR	550	6/29/2027	USD	13,845,529	13,722,808	13,826,143	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	10.07%	SOFR	575	6/29/2027	USD	10,784,141	10,422,097	10,767,717	[1,3,4]
VRC Companies, LLC	Revolver	10.07%	SOFR	575	6/29/2027	USD	146	37	36	[1,3,4,7]
Woolpert Holdings, Inc.	Revolver	9.39%	SOFR	510	3/11/2029	USD	1,061,048	193,306	194,888	[1,3,4,6,7]
Woolpert Holdings, Inc.	Delayed Draw	9.40%	SOFR	510	4/5/2030	USD	2,122,095	320,099	306,370	[1,3,4,6,7]
Woolpert Holdings, Inc.	First Lien Term Loan	9.39%	SOFR	510	4/5/2030	USD	6,799,773	6,863,233	6,824,763	[1,3,4,6]
Woolpert, Inc.	Revolver	0.50%			4/5/2029	USD	1,475,463	3,671	3,689	[1,2,3]
Woolpert, Inc.	Delayed Draw	9.39%	SOFR	510	4/5/2030	USD	2,948,565	440,409	440,302	[1,3,4,7]
Woolpert, Inc.	First Lien Term Loan	9.39%	SOFR	510	4/5/2030	USD	5,540,105	5,589,400	5,589,553	[1,3,4]
WRE Holding Corp.	Revolver	0.50%			7/2/2030	USD	7,970,661	(69,969)	(83,765)[1,2,3]
WRE Holding Corp.	Delayed Draw	9.45%	SOFR	500	7/2/2031	USD	14,943,825	4,787,010	4,719,542	[1,3,4,7]
WRE Holding Corp.	First Lien Term Loan	9.22%	SOFR	500	7/2/2031	USD	46,193,581	45,766,693	45,708,124	[1,3,4]
YA Intermediate Holdings II, LLC	First Lien Term Loan	9.31%	SOFR	500	8/27/2031	USD	10,115,040	10,018,388	10,049,138	[1,3,4,6]
YA Intermediate Holdings II, LLC	Revolver	11.50%	PRIME	400	8/27/2031	USD	2,023,007	183,301	189,120	[1,3,4,6,7]
YA Intermediate Holdings II, LLC	Delayed Draw	9.30%	SOFR	500	8/31/2031	USD	4,214,600	407,609	420,974	[1,3,4,6]
YLG Holdings, Inc.	Delayed Draw	9.05%	SOFR	475	11/2/2026	USD	40,584,739	39,833,204	40,328,422	[1,3,4,6]
YLG Holdings, Inc.	Delayed Draw	9.07%	SOFR	475	11/2/2026	USD	1,654,448	795,199	800,759	[1,3,4,6,7]
YLG Holdings, Inc.	First Lien Term Loan	9.07%	SOFR	475	11/2/2026	USD	794,135	786,471	789,119	[1,3,4,6]
YLG Holdings, Inc.	Revolver	0.50%			11/2/2026	USD	330,889	(3,157)	(2,090)[1,2,3,6]
YLG Holdings, Inc.	Delayed Draw	9.07%	SOFR	475	11/26/2030	USD	35,714,286	17,166,540	17,285,871	[1,3,4,7]
YLG Holdings, Inc.	First Lien Term Loan	9.07%	SOFR	475	11/26/2030	USD	16,142,857	15,988,283	16,040,905	[1,3,4]
YLG Holdings, Inc.	Revolver	0.50%			11/26/2030	USD	7,142,857	(67,432)	(45,111)[1,2,3]
Zinc Buyer Corporation	Delayed Draw	9.05%	SOFR	475	7/24/2031	USD	8,132,374	3,403,427	3,407,369	[1,3,4,6,7]
Zinc Buyer Corporation	First Lien Term Loan	9.05%	SOFR	475	7/24/2031	USD	14,963,567	14,823,589	14,828,723	[1,3,4,6]
								2,504,159,791	2,513,681,258
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications — 2.1%
1236904 B.C. Ltd.	First Lien Term Loan	10.17%	SOFR	593	3/4/2027	USD	2,849,164	$2,807,771	$2,750,946	[1,3,4,5,9]
AG-Twin Brook Communication Services	First Lien Term Loan	10.57%, 5.00% PIK	SOFR	100	9/30/2026	USD	26,079,195	26,018,588	25,779,083	[1,3,4,6,8]
ARC Media Holdings Limited	First Lien Term Loan	11.69%	SOFR	725	10/31/2027	USD	2,217,450	2,163,376	2,199,499	[1,3,4]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	8.54%	EURIBOR	575	5/1/2031	EUR	44,735,150	47,528,758	47,439,391	[1,3,4,5]
Barkley, LLC	First Lien Term Loan	10.17%	SOFR	590	9/29/2028	USD	1,370,844	1,348,641	1,343,427	[1,3,4]
Barkley, LLC	First Lien Term Loan	10.19%	SOFR	590	9/29/2028	USD	2,393,280	2,353,458	2,345,414	[1,3,4]
BrightSign, LLC	First Lien Term Loan	9.92%	SOFR	550	10/14/2027	USD	4,874,372	4,806,361	4,866,949	[1,3,4]
CM Acquisitions Holdings, Inc.	Delayed Draw	10.30%, 2.50% PIK	SOFR	350	5/6/2026	USD	293,942	290,182	285,570	[1,3,4,8]
CM Acquisitions Holdings, Inc.	First Lien Term Loan	10.30%, 2.50% PIK	SOFR	350	5/6/2026	USD	2,563,423	2,562,078	2,490,412	[1,3,4,8]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	10.30%, 2.50% PIK	SOFR	350	5/6/2026	USD	799,638	799,219	776,863	[1,3,4,8]
Cosmos Midco Limited	First Lien Term Loan	9.24%	SONIA	478	9/25/2027	GBP	1,772,638	2,384,999	2,286,447	[1,3,4,5]
Datum Acquisition, LLC	Revolver	0.50%			4/24/2030	USD	171,600	(3,175)	(3,432)[1,2,3]
Datum Acquisition, LLC	First Lien Term Loan	9.80%	SOFR	550	4/30/2030	USD	714,000	700,516	699,720	[1,3,4]
Duggal Acquisition, LLC	Delayed Draw	1.00%			9/30/2030	USD	682,742	(13,077)	(14,225)[1,2,3]
Duggal Acquisition, LLC	First Lien Term Loan	9.05%	SOFR	475	9/30/2030	USD	2,690,089	2,637,529	2,634,040	[1,3,4]
Duggal Acquisition, LLC	Revolver	0.50%			9/30/2030	USD	957,177	(18,258)	(19,943)[1,2,3]
EP Purchaser, LLC	Second Lien Term Loan	11.06%	SOFR	650	11/4/2029	USD	5,000,000	4,925,000	4,984,777	[1,3,4]
Everbridge Holdings, LLC	Delayed Draw	9.29%	SOFR	500	7/2/2031	USD	5,555,556	2,152,512	2,168,863	[1,3,4,7]
Everbridge Holdings, LLC	First Lien Term Loan	9.29%	SOFR	500	7/2/2031	USD	22,222,222	22,124,169	22,186,562	[1,3,4]
Everbridge Holdings, LLC	Revolver	0.50%			7/2/2031	USD	2,222,222	(9,474)	(3,566)[1,2,3]
Everbridge Holdings, LLC	First Lien Term Loan	9.29%	SOFR	500	7/2/2031	USD	14,500,000	14,500,000	14,476,732	[1,3,4]
Fingerpaint Marketing, Inc.	Delayed Draw	9.92%	SOFR	550	12/30/2026	USD	8,450,831	8,369,099	8,353,582	[1,3,4]
Fingerpaint Marketing, Inc.	Delayed Draw	9.92%	SOFR	560	12/30/2026	USD	1,546,934	852,346	848,481	[1,3,4,7]
Fingerpaint Marketing, Inc.	First Lien Term Loan	9.92%	SOFR	550	12/30/2026	USD	9,861,298	9,762,771	9,747,817	[1,3,4]
Fingerpaint Marketing, Inc.	Revolver	13.75%	PRIME	675	12/30/2026	USD	2,016,130	67,204	44,003	[1,3,4,7]
FuseFX, LLC	First Lien Term Loan	10.57%, 5.00% PIK	SOFR	100	9/30/2026	USD	12,951,254	12,901,952	12,816,440	[1,3,4,6,8]
Global Music Rights	First Lien Term Loan	9.05%	SOFR	475	12/20/2031	USD	107,340,980	105,532,520	105,263,400	[1,3,4,6]
Global Music Rights	Revolver	9.12%	SOFR	475	12/20/2031	USD	10,763,497	805,373	786,118	[1,3,4,6,7]
GOGO Intermediate Holdings LLC	First Lien Term Loan	10.32%	SOFR	600	4/30/2028	USD	3,483,384	3,419,247	3,424,830	[1,3,4]
HALO Buyer, Inc.	First Lien Term Loan	10.32%	SOFR	600	8/7/2029	USD	44,421,809	43,554,943	43,484,921	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
HALO Buyer, Inc.	Revolver	0.50%			8/7/2029	USD	4,264,984	$(82,705)	$(89,952)[1,2,3,6]
HALO Buyer, Inc.	Revolver	10.32%	SOFR	600	8/7/2029	USD	1,176,688	1,153,785	1,151,870	[1,3,4,6]
HALO Buyer, Inc.	Revolver	10.32%	PRIME	600	8/7/2029	USD	1,221,600	1,197,889	1,195,835	[1,3,4,6]
HH Global Finance Limited	First Lien Term Loan	10.86%	SOFR	618	2/25/2027	USD	15,000,000	14,887,500	14,977,156	[1,3,4,6]
Iconic Purchaser Corporation	First Lien Term Loan	10.80%	SOFR	650	11/16/2028	USD	13,924,646	13,924,646	13,924,646	[1,3,4]
Iconic Purchaser Corporation	Revolver	9.91%	SOFR	550	11/16/2028	USD	512,821	512,821	512,821	[1,3,4]
Infolinks Media Buyco, LLC	Delayed Draw	9.80%	SOFR	550	11/1/2026	USD	271,378	268,574	267,308	[1,3,4]
Infolinks Media Buyco, LLC	First Lien Term Loan	9.80%	SOFR	550	11/1/2026	USD	2,588,238	2,559,405	2,546,403	[1,3,4]
Klick, Inc.	First Lien Term Loan	8.82%	SOFR	450	3/31/2028	USD	317,818	315,058	314,161	[1,3,4,6]
KL Charlie Acquisition Company	Delayed Draw	1.00%			12/30/2026	USD	872,757	(8,728)	(8,728)[1,3]
MBS Holdings, Inc.	First Lien Term Loan	10.10%	SOFR	575	4/16/2027	USD	13,248,305	13,082,701	13,228,129	[1,3,4]
MBS Holdings, Inc.	First Lien Term Loan	10.60%	SOFR	625	4/16/2027	USD	1,006,780	995,347	1,005,246	[1,3,4]
MBS Holdings, Inc.	Revolver	10.17%	SOFR	575	4/16/2027	USD	1,271,186	152,541	150,606	[1,3,4,7]
MBS Services Holdings, LLC	First Lien Term Loan	10.85%	SOFR	650	4/16/2027	USD	954,025	942,147	952,573	[1,3,4]
Mc Group Ventures Corporation	Delayed Draw	1.00%			6/30/2027	USD	7,211,539	(60,367)	(169,395)[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	9.89%	SOFR	550	6/30/2027	USD	9,383,197	7,651,702	7,694,966	[1,3,4,7]
Mc Group Ventures Corporation	First Lien Term Loan	9.64%	SOFR	525	6/30/2027	USD	7,653,846	7,580,302	7,474,062	[1,3,4]
Mc Group Ventures Corporation	First Lien Term Loan	9.89%	SOFR	550	6/30/2027	USD	14,846,154	14,706,682	14,586,368	[1,3,4]
Omni Fiber, LLC	Delayed Draw	9.56%	SOFR	525	7/3/2029	USD	30,000,000	14,703,662	14,647,488	[1,3,4,7]
Omni Fiber, LLC	First Lien Term Loan	9.53%	SOFR	525	7/3/2029	USD	15,000,000	14,858,102	14,823,744	[1,3,4]
OneCare Media, LLC	First Lien Term Loan	8.92%	SOFR	450	9/29/2026	USD	8,448,884	8,401,364	5,060,882	[1,3,4]
OneCare Media, LLC	Revolver	0.50%			9/29/2026	USD	400,000	(6,000)	(160,400)[1,2,3]
Outerbox, LLC	Delayed Draw	1.00%			6/7/2028	USD	533,000	(6,393)	(7,995)[1,2,3]
Outerbox, LLC	First Lien Term Loan	9.32%	SOFR	500	6/7/2028	USD	2,451,800	2,421,310	2,415,023	[1,3,4]
Outerbox, LLC	Revolver	0.50%			6/7/2028	USD	298,000	(3,571)	(4,470)[1,2,3]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	9.42%	BBSY	525	7/20/2029	AUD	2,800,000	1,929,008	1,722,442	[1,3,4,5]
PharmaForceIQ Acquisition, Inc.	First Lien Term Loan	9.54%	SOFR	525	8/2/2029	USD	1,791,000	1,758,871	1,755,180	[1,3,4]
PharmaForceIQ Acquisition, Inc.	Revolver	0.50%			8/2/2029	USD	273,600	(4,763)	(5,472)[1,2,3]
Recorded Book, Inc.	Revolver	10.05%	SOFR	575	8/31/2028	USD	1,497,327	930,403	960,287	[1,3,4,6,7]
Recorded Book, Inc.	Revolver	10.06%	SOFR	575	8/31/2028	USD	362,986	233,348	233,348	[1,3,4,7]
Recorded Book, Inc.	First Lien Term Loan	10.06%	SOFR	575	8/31/2030	USD	18,409,928	17,957,905	18,569,387	[1,3,4,6]
Recorded Book, Inc.	First Lien Term Loan	10.06%	SOFR	575	9/3/2030	USD	3,601,265	3,601,265	3,601,265	[1,3,4]
SintecMedia NYC, Inc.	First Lien Term Loan	11.30%	SOFR	700	6/21/2029	USD	22,509,534	21,983,985	21,418,092	[1,3,4]
SintecMedia NYC, Inc.	Revolver	11.30%	SOFR	700	6/21/2029	USD	2,118,644	1,292,373	1,248,051	[1,3,4,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
Socket Holdings Corporation	Delayed Draw	1.00%			3/31/2031	USD	6,779,661	$(50,847)	$(50,848)[1,2,3]
Socket Holdings Corporation	First Lien Term Loan	9.57%	SOFR	525	3/31/2031	USD	16,525,424	16,360,170	16,360,170	[1,3,4]
Socket Holdings Corporation	Revolver	0.50%			3/31/2031	USD	1,694,915	(21,186)	(21,186)[1,2,3]
TA TT Buyer, LLC	First Lien Term Loan	9.05%	SOFR	475	4/1/2029	USD	24,134,842	23,917,000	23,667,230	[1,4]
The Chempetitive Group	Delayed Draw	10.32%	SOFR	600	3/22/2029	USD	1,569,019	170,501	163,888	[1,3,4,7]
The Chempetitive Group	First Lien Term Loan	10.32%	SOFR	600	3/22/2029	USD	1,785,111	1,755,195	1,749,408	[1,3,4]
The Chempetitive Group	Revolver	10.32%	SOFR	600	3/22/2029	USD	446,500	37,522	35,720	[1,3,4,7]
Tinuiti Inc.	Delayed Draw	9.49%	SOFR	525	12/10/2026	USD	5,065,562	4,994,062	4,830,245	[1,3,4]
Tinuiti Inc.	First Lien Term Loan	9.49%	SOFR	525	12/10/2026	USD	3,517,091	3,464,233	3,353,707	[1,3,4]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	3,693,049	(55,681)	(42,648)[1,2,3,6]
Trunk Acquisition, Inc.	First Lien Term Loan	10.45%	SOFR	600	2/19/2027	USD	21,825,000	21,443,062	21,572,961	[1,3,4]
Trunk Acquisition, Inc.	Delayed Draw	10.45%	SOFR	600	2/19/2030	USD	4,506,360	1,237,051	1,228,913	[1,3,4,6,7]
Trunk Acquisition, Inc.	First Lien Term Loan	10.45%	SOFR	600	2/19/2030	USD	4,430,476	4,387,819	4,379,312	[1,3,4,6]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(37,420)	(53,993)[1,2,3]
Visionary Buyer LLC	Delayed Draw	9.55%	SOFR	525	3/21/2030	USD	28,000,000	7,634,617	7,580,432	[1,3,4,7]
Visionary Buyer LLC	First Lien Term Loan	9.55%	SOFR	525	3/21/2030	USD	12,000,000	11,839,022	11,780,432	[1,3,4]
W2O Holdings, Inc.	First Lien Term Loan	8.99%	SOFR	475	6/12/2026	USD	3,067,294	3,019,201	3,045,319	[1,3,4,6]
W2O Holdings, Inc.	Revolver	8.99%	SOFR	475	6/12/2026	USD	425,201	121,977	124,514	[1,3,4,6,7]
W2O Holdings, Inc.	Delayed Draw	9.04%	SOFR	475	6/12/2028	USD	6,750,796	6,689,662	6,702,430	[1,3,4,6]
W2O Holdings, Inc.	First Lien Term Loan	8.97%	SOFR	475	6/12/2028	USD	1,382,289	1,375,733	1,372,386	[1,3,4,6]
								603,436,490	598,212,440
Consumer Discretionary — 5.3%
760203 N.B. Ltd.	First Lien Term Loan	8.22%	COANREPO	550	12/31/2030	CAD	6,277,205	4,237,631	4,238,773	[1,3,4,5,6]
760203 N.B. Ltd.	Revolver	0.50%			12/31/2030	CAD	1,315,847	(23,333)	(23,338)[1,2,3,5,6]
A1 Garage Equity, LLC	Delayed Draw	9.07%	SOFR	475	12/22/2028	USD	4,109,157	3,081,709	3,182,104	[1,3,4,7]
A1 Garage Equity, LLC	First Lien Term Loan	9.07%	SOFR	475	12/22/2028	USD	9,131,818	8,942,202	9,112,440	[1,3,4]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,151	(45,455)	(3,215)[1,2,3]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.05%	SOFR	575	12/14/2027	USD	17,657,971	17,471,674	17,481,391	[1,3,4,6]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.31%	SOFR	675	4/22/2026	USD	27,594,266	27,404,509	27,453,054	[1,3,4,6]
Aptive Environmental, LLC	First Lien Term Loan	9.82%	SOFR	550	10/1/2030	USD	5,114,560	5,122,222	5,095,719	[1,3,4]
Aptive Environmental, LLC	Revolver	0.50%			10/1/2030	USD	522,738	595	(3,231)[1,2,3]
Archimede	First Lien Term Loan	8.86%	EURIBOR	650	10/17/2027	EUR	8,500,000	8,974,486	8,525,600	[1,3,4,5]
Archimede	Delayed Draw	8.86%	EURIBOR	650	10/27/2027	EUR	1,500,000	1,804,888	1,504,518	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Archimede	First Lien Term Loan	8.86%	EURIBOR	650	10/27/2027	EUR	7,800,000	$8,250,650	$7,823,491	[1,3,4,5]
Auveco Holdings, Inc.	First Lien Term Loan	9.71%	SOFR	525	5/5/2028	USD	8,980,263	8,890,460	8,966,587	[1,3,4]
Auveco Holdings, Inc.	Revolver	9.71%	SOFR	525	5/5/2028	USD	1,315,789	290,789	294,049	[1,3,4,7]
AWI Group, LLC	Delayed Draw	10.05%	SOFR	575	8/1/2026	USD	1,171,200	1,029,865	1,025,776	[1,3,4,7]
AWI Group, LLC	First Lien Term Loan	10.05%	SOFR	575	8/1/2029	USD	14,408,688	14,214,792	14,120,514	[1,3,4]
AWI Group, LLC	Revolver	10.05%	SOFR	575	8/1/2029	USD	2,725,000	827,339	817,500	[1,3,4,7]
Barbri Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	4/30/2030	USD	70,000,000	69,663,895	69,546,778	[1,3,4]
BCI Burke Holding Corp	Delayed Draw	1.00%			12/14/2027	USD	2,713,298	(28,829)	(37,182)[1,2,3]
BCI Burke Holding Corp	Delayed Draw	10.05%	SOFR	575	12/14/2027	USD	759,153	753,368	751,562	[1,3,4]
BCI Burke Holding Corp	First Lien Term Loan	10.05%	SOFR	575	12/14/2027	USD	9,296,222	9,215,229	9,180,132	[1,3,4]
BCI Burke Holding Corp	Revolver	0.50%			12/14/2027	USD	1,238,588	(11,314)	(14,824)[1,2,3]
Beckett Collectibles Holdings, LLC	First Lien Term Loan	12.86%	SOFR	850	12/13/2029	USD	4,762,398	4,625,546	4,619,526	[1,3,4]
Bestop, Inc.	Delayed Draw	1.00%			3/29/2029	USD	1,597,604	(24,068)	(31,952)[1,2,3]
Bestop, Inc.	First Lien Term Loan	9.80%	SOFR	550	3/29/2029	USD	10,410,558	10,279,518	10,202,346	[1,3,4]
Bestop, Inc.	Revolver	0.50%			3/29/2029	USD	1,257,174	(18,684)	(25,144)[1,2,3]
Bestop, Inc.	Revolver	9.80%	SOFR	525	3/29/2029	USD	39,286	38,705	38,500	[1,3,4]
Bestop, Inc.	Revolver	9.80%	SOFR	550	3/29/2029	USD	275,006	270,795	269,506	[1,3,4]
BPI Intermediate Holdings, Inc.	First Lien Term Loan	12.17%	SOFR	775	12/11/2025	USD	9,800,779	9,745,221	9,697,780	[1,3,4]
BPI Intermediate Holdings, Inc.	Revolver	12.17%	SOFR	775	12/11/2025	USD	1,440,000	237,750	224,867	[1,3,4,7]
CAP-KSI Holdings, LLC	First Lien Term Loan	9.55%	SOFR	525	6/28/2030	USD	11,118,044	10,979,599	10,923,478	[1,3,4]
CAP-KSI Holdings, LLC	Revolver	9.56%	SOFR	525	6/28/2030	USD	1,868,476	720,622	714,692	[1,3,4,7]
ChanceLight, Inc.	First Lien Term Loan	9.57%	SOFR	525	4/27/2026	USD	2,719,500	2,704,620	2,699,104	[1,3,4]
CI (MG) Group, LLC	Delayed Draw	1.00%			3/27/2030	USD	2,319,623	(34,703)	(34,794)[1,2,3]
CI (MG) Group, LLC	First Lien Term Loan	9.72%	SOFR	550	3/27/2030	USD	4,890,016	4,816,818	4,816,666	[1,3,4]
CI (MG) Group, LLC	Revolver	0.50%			3/27/2030	USD	522,438	(7,816)	(7,837)[1,2,3]
Circauto Bidco AB	Delayed Draw	1.00%			5/29/2031	SEK	157,356,412	(326,423)	618,279	[1,2,3,5]
Circauto Bidco AB	Delayed Draw	8.35%	STIBOR	600	6/14/2031	SEK	78,678,206	4,079,734	4,381,646	[1,3,4,7]
Circauto Bidco AB	Delayed Draw	8.35%	STIBOR	600	6/14/2031	SEK	243,902,439	22,762,044	23,680,540	[1,3,4,5]
Collision SP Subco, LLC	Delayed Draw	9.90%	SOFR	550	1/29/2030	USD	1,944,604	1,474,050	1,506,068	[1,3,4,6,7]
Collision SP Subco, LLC	First Lien Term Loan	9.79%	SOFR	550	1/29/2030	USD	4,066,480	3,996,729	4,060,287	[1,3,4,6]
Collision SP Subco, LLC	Revolver	9.79%	SOFR	550	1/29/2030	USD	1,081,545	142,917	159,040	[1,3,4,6,7]
COP HomeTown Acquisitions, Inc.	Delayed Draw	9.55%	SOFR	525	7/16/2027	USD	30,784,019	30,235,503	30,476,177	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	9.56%	SOFR	525	7/16/2027	USD	2,859,911	2,831,837	2,831,312	[1,3,4]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	9.97%	SOFR	550	7/16/2027	USD	13,986,394	13,799,810	13,846,530	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
COP HomeTown Acquisitions, Inc.	Revolver	0.50%			7/16/2027	USD	1,556,667	$(6,381)	$(15,567)[1,2,3,6]
Curriculum Associates, LLC	First Lien Term Loan	9.17%	SOFR	475	1/27/2027	USD	15,000,000	14,601,797	14,952,900	[1,3,4]
Curriculum Associates, LLC	First Lien Term Loan	9.17%	SOFR	475	5/10/2028	USD	19,887,960	19,812,780	19,825,511	[1,3,4]
Dealeron Holdco, Inc.	First Lien Term Loan	10.44%	SOFR	600	5/19/2026	USD	3,296,630	3,270,266	3,247,180	[1,3,4]
Denali Midco 2 LLC	Delayed Draw	9.57%	SOFR	525	12/22/2027	USD	9,944,979	7,004,580	7,174,112	[1,3,4,7]
Denali Midco 2 LLC	First Lien Term Loan	9.57%	SOFR	525	12/22/2027	USD	6,301,161	6,189,607	6,249,412	[1,3,4]
DRS Holdings III, Inc.	First Lien Term Loan	9.55%	SOFR	625	11/1/2028	USD	1,566,828	1,559,014	1,558,994	[1,3,4]
DRS Holdings III, Inc.	Revolver	0.50%			11/1/2028	USD	11,426	(57)	(57)[1,2,3]
EOS Fitness Opco Holdings, LLC	Delayed Draw	9.54%	SOFR	525	1/5/2028	USD	1,300,785	750,641	762,237	[1,3,4,6,7]
EOS Fitness Opco Holdings, LLC	First Lien Term Loan	9.54%	SOFR	525	1/5/2028	USD	260,157	256,740	259,111	[1,3,4,6]
Equinox Holdings, Inc.	First Lien Term Loan	12.55%, 4.13% PIK	SOFR	413	3/8/2029	USD	2,485,254	2,434,178	2,481,978	[1,3,4,8]
Equinox Holdings, Inc.	Second Lien Term Loan	16.00% PIK			6/30/2027	USD	328,146	319,606	324,765	[1,3,7,8]
Essential Services Holding Corporation	Revolver	9.30%	SOFR	500	6/17/2030	USD	1,301,115	196,748	201,673	[1,3,4,6,7]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	2,081,784	(19,725)	(10,409)[1,2,3,6]
Essential Services Holding Corporation	First Lien Term Loan	9.30%	SOFR	500	6/17/2031	USD	10,617,100	10,518,972	10,564,015	[1,3,4,6]
Excel Fitness Holdings, Inc.	Delayed Draw	9.80%	SOFR	550	4/29/2029	USD	13,266,780	10,383,813	10,635,868	[1,3,4,7]
Excel Fitness Holdings, Inc.	First Lien Term Loan	9.80%	SOFR	550	4/29/2029	USD	19,900,000	19,515,345	19,873,769	[1,3,4]
Fastlap LLC	Delayed Draw	1.00%			6/20/2029	USD	1,848,000	(31,360)	(36,960)[1,2,3]
Fastlap LLC	First Lien Term Loan	9.78%	SOFR	525	6/20/2029	USD	1,313,400	1,290,345	1,287,132	[1,3,4]
Fastlap LLC	Revolver	12.00%	PRIME	450	6/20/2029	USD	294,500	289,427	288,610	[1,3,4]
Fenix Topco, LLC	Delayed Draw	10.80%	SOFR	650	3/28/2029	USD	6,256,728	683,695	595,702	[1,3,4,7]
Fenix Topco, LLC	First Lien Term Loan	10.80%	SOFR	650	3/28/2029	USD	13,634,065	13,354,097	13,150,450	[1,3,4]
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	11.51%, 7.25% PIK	BBSY	725	6/30/2026	AUD	239,362	154,256	148,293	[1,3,4,5,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	11.51%, 7.25% PIK	BBSY	725	6/30/2026	AUD	5,408,746	3,485,712	3,350,911	[1,3,4,5,8]
Fitness International, LLC	First Lien Term Loan	9.57%	SOFR	525	2/12/2029	USD	24,937,500	24,113,528	25,292,111	[1,4,6]
FQSR, LLC	Delayed Draw	10.56%, 0.50% PIK	SOFR	550	5/26/2027	USD	2,213,509	2,213,509	2,143,834	[1,3,4,8]
Gateway Casinos & Entertainment, Ltd.	First Lien Term Loan	10.60%	SOFR	625	12/18/2030	USD	7,962,000	7,884,612	7,882,380	[1,3,4]
Gateway US Holdings, Inc.	Delayed Draw	9.05%	SOFR	475	9/22/2026	USD	1,095,435	1,068,641	1,092,696	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Gateway US Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	9/22/2026	USD	20,996,393	$20,680,119	$20,943,902	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2026	USD	854,815	(2,137)	(2,137)[1,2,3]
Gateway US Holdings, Inc.	Delayed Draw	1.00%			9/22/2028	USD	1,400,000	(12,642)	(3,500)[1,2,3]
Gateway US Holdings, Inc.	Delayed Draw	9.05%	SOFR	475	9/22/2028	USD	12,907,230	12,810,562	12,874,961	[1,3,4]
Gateway US Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	9/22/2028	USD	27,143,068	27,065,079	27,075,211	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2028	USD	1,059,583	(2,436)	(2,649)[1,2,3]
Guardian Restoration Partners Buyer, LLC	Delayed Draw	9.05%	ARR CSA	475	11/1/2031	USD	3,553,444	1,431,492	1,424,695	[1,3,4,7]
Guardian Restoration Partners Buyer, LLC	First Lien Term Loan	9.05%	SOFR	475	11/1/2031	USD	2,132,067	2,106,536	2,102,210	[1,3,4]
Guardian Restoration Partners Buyer, LLC	Revolver	9.06%	SOFR	475	11/1/2031	USD	533,017	39,920	38,731	[1,3,4,7]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.82%	SOFR	850	4/7/2030	USD	17,000,000	16,759,783	16,946,960	[1,4]
Harley Exteriors Acquisition, LLC	Delayed Draw	1.00%			8/2/2029	USD	514,000	(8,963)	(10,280)[1,2,3]
Harley Exteriors Acquisition, LLC	First Lien Term Loan	9.79%	SOFR	550	8/2/2029	USD	1,115,155	1,095,150	1,092,852	[1,3,4]
Harley Exteriors Acquisition, LLC	Revolver	0.50%			8/2/2029	USD	172,800	(3,008)	(3,456)[1,2,3]
Home Service Topco IV, Inc.	Delayed Draw	1.00%			12/31/2027	USD	6,533,018	(88,961)	(65,330)[1,2,3,6]
Home Service Topco IV, Inc.	First Lien Term Loan	8.91%	SOFR	450	12/31/2027	USD	5,121,764	5,017,659	5,070,547	[1,3,4,6]
Home Service Topco IV, Inc.	Revolver	0.50%			12/31/2027	USD	1,066,677	—	(10,667)[1,2,3,6]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.42%	SOFR	800	4/7/2028	USD	39,400,000	38,309,398	39,241,647	[1,3,4]
HPS Consumer Discretionary	First Lien Term Loan	12.42%, 1.50% PIK	SOFR	650	4/30/2025	USD	3,896,812	3,830,189	3,810,191	[1,3,4,7,8]
HPS Consumer Discretionary	First Lien Term Loan	11.19%	SOFR	675	7/26/2027	USD	13,987,458	13,858,736	13,825,705	[1,3,4,6]
HS Spa Holdings, Inc.	Revolver	9.57%	SOFR	525	6/2/2028	USD	311,429	101,214	100,740	[1,3,4,7]
HS Spa Holdings, Inc.	Delayed Draw	9.54%	SOFR	525	6/2/2029	USD	250,000	120,285	124,616	[1,3,4,7]
HS Spa Holdings, Inc.	First Lien Term Loan	9.56%	SOFR	525	6/2/2029	USD	2,125,500	2,096,164	2,143,486	[1,3,4]
HTI Intermediate, LLC	Delayed Draw	1.00%			3/1/2030	USD	423,000	(3,469)	(4,230)[1,2,3]
HTI Intermediate, LLC	First Lien Term Loan	9.57%	SOFR	525	3/1/2030	USD	916,200	900,363	897,876	[1,3,4]
HTI Intermediate, LLC	Revolver	11.75%	PRIME	425	3/1/2030	USD	282,500	108,319	107,350	[1,3,4,7]
HY Cite Enterprises LLC	First Lien Term Loan	12.58%	SOFR	800	11/12/2026	USD	9,884,842	8,854,941	9,929,007	[1,3,4]
IFH Franchisee Holdings LLC	Delayed Draw	1.00%			12/20/2029	USD	626,715	(9,144)	(10,316)[1,2,3,6]
IFH Franchisee Holdings LLC	First Lien Term Loan	10.08%	SOFR	400	12/20/2029	USD	2,775,583	2,735,734	2,729,898	[1,3,4,6]
IFH Franchisee Holdings LLC	Revolver	8.33%	SOFR	400	12/20/2029	USD	1,000	652	651	[1,3,4,6,7]
Infinity Home Services Holdco, Inc.	Delayed Draw	9.55%	SOFR	525	12/28/2028	USD	3,741,912	1,078,936	1,073,971	[1,3,4,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Ingenio, LLC	First Lien Term Loan	18.45%	SOFR	1400	8/3/2026	USD	15,106,147	$14,928,477	$14,844,476	[1,3,4,6]
Innovetive Petcare, LLC	Delayed Draw	9.44%	SOFR	500	6/30/2028	USD	1,918,068	1,610,838	1,634,727	[1,3,4,6,7]
Innovetive Petcare, LLC	Delayed Draw	9.48%	SOFR	500	6/30/2028	USD	2,750,254	1,903,925	1,891,100	[1,3,4,6,7]
Internova Travel Group, LLC	Delayed Draw	11.92%, 3.50% PIK	SOFR	400	3/27/2028	USD	6,507,567	6,351,645	6,426,222	[1,3,4,8]
JHCC Holdings LLC	Delayed Draw	9.55%	SOFR	525	9/9/2026	USD	2,425,405	2,396,632	2,412,025	[1,3,4,6]
JHCC Holdings LLC	First Lien Term Loan	9.55%	SOFR	525	9/9/2026	USD	603,678	595,428	600,347	[1,3,4,6]
JHCC Holdings LLC	Delayed Draw	9.55%	SOFR	525	9/9/2027	USD	2,345,338	879,541	887,672	[1,3,4,6,7]
KBP Investments LLC	Delayed Draw	10.56%, 0.50% PIK	SOFR	550	5/26/2027	USD	27,472,000	23,592,662	23,162,567	[1,3,4,6,7,8]
KnitWell Borrower LLC	First Lien Term Loan	12.19%	SOFR	775	7/28/2027	USD	24,454,252	24,023,841	24,053,331	[1,3,4]
Kravet Design, LLC	First Lien Term Loan	9.55%	SOFR	525	11/26/2030	USD	10,948,000	10,830,007	10,783,780	[1,3,4]
Kravet Design, LLC	Revolver	0.50%			11/26/2030	USD	2,275,606	(29,511)	(34,134)[1,2,3]
Lawn Care Holdings Purchaser, Inc.	Delayed Draw	9.55%	SOFR	525	10/24/2028	USD	3,344,000	849,498	845,880	[1,3,4,7]
Lawn Care Holdings Purchaser, Inc.	Delayed Draw	9.55%	SOFR	500	10/24/2028	USD	304,000	300,539	300,200	[1,3,4]
Lawn Care Holdings Purchaser, Inc.	First Lien Term Loan	9.55%	SOFR	525	10/24/2028	USD	1,124,800	1,111,795	1,110,740	[1,3,4]
Lawn Care Holdings Purchaser, Inc.	Revolver	0.50%			10/24/2028	USD	488,600	(5,559)	(6,108)[1,2,3]
Legends Hospitality Holding Company, LLC	Revolver	9.32%	SOFR	500	8/22/2030	USD	8,059,280	3,706,355	3,644,864	[1,3,4,6,7]
Legends Hospitality Holding Company, LLC	Delayed Draw	1.00%			8/22/2031	USD	4,029,641	(11,783)	(42,438)[1,2,3,6]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.83%	SOFR	550	8/22/2031	USD	13,318,617	13,244,115	13,236,499	[1,3,4,6]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.83%, 2.75% PIK	SOFR	275	8/22/2031	USD	48,628,555	48,628,555	48,116,421	[1,3,4,8]
Leonard Group, Inc.	First Lien Term Loan	11.06%	SOFR	650	2/26/2026	USD	11,340,488	11,280,003	11,272,263	[1,3,4]
Majco LLC	Revolver	0.50%			12/3/2027	USD	1,666,667	—	(2,538)[1,2,3]
Majco LLC	Delayed Draw	9.43%	SOFR	500	12/3/2028	USD	9,799,999	908,402	907,841	[1,3,4,7]
Majco LLC	Delayed Draw	8.93%	SOFR	450	12/4/2028	USD	9,156,500	9,096,668	9,142,555	[1,3,4]
Majco LLC	Delayed Draw	9.43%	SOFR	500	12/4/2028	USD	3,000,000	2,973,176	2,970,000	[1,3,4,6]
Majco LLC	First Lien Term Loan	8.93%	SOFR	450	12/4/2028	USD	8,752,500	8,664,975	8,739,171	[1,3,4]
Mammoth Holdings, LLC	Revolver	0.50%			11/15/2029	USD	2,272,727	(32,980)	(3,461)[1,2,3]
Mammoth Holdings, LLC	Delayed Draw	10.30%	SOFR	600	11/15/2030	USD	4,523,862	4,445,079	4,516,974	[1,3,4]
Mammoth Holdings, LLC	First Lien Term Loan	10.30%	SOFR	600	11/15/2030	USD	18,000,000	17,735,010	17,972,587	[1,3,4]
Margaritaville Enterprises LLC	Delayed Draw	9.05%	SOFR	475	6/17/2027	USD	2,111,690	2,087,660	2,108,474	[1,3,4]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,687)	(476)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Monahan Products LLC	First Lien Term Loan	9.29%	SOFR	500	8/27/2027	USD	3,734,717	$3,719,699	$3,691,739	[1,3,4,6]
Mountainside Fitness Acquisitions, LLC	Delayed Draw	1.00%			10/9/2029	USD	2,373,000	(16,121)	(20,127)[1,2,3]
Mountainside Fitness Acquisitions, LLC	First Lien Term Loan	9.32%	SOFR	500	10/9/2029	USD	4,748,000	4,715,067	4,684,013	[1,3,4]
Mountainside Fitness Acquisitions, LLC	Revolver	0.50%			10/9/2029	USD	950,000	(6,454)	(15,175)[1,2,3]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2029	CAD	2,812,500	(34,776)	(116,485)[1,2,3,5,6]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	5,000,000	(63,786)	(202,840)[1,2,3,5,6]
Movati Athletic Group, Inc.	First Lien Term Loan	7.73%	CDOR	475	5/29/2030	CAD	41,198,437	29,499,502	28,369,938	[1,3,4,5,6]
Movati Athletic Group, Inc.	Revolver	10.32%	CDOR	525	5/29/2030	CAD	937,500	260,499	236,844	[1,3,4,5,7]
NKD Group GmbH	First Lien Term Loan	9.86%	EURIBOR	750	3/23/2026	EUR	5,769,231	6,035,176	6,228,855	[1,3,4,5]
NL1 Acquire Corp.	Revolver	8.48%	CDOR	550	5/26/2026	CAD	1,330,000	514,100	449,121	[1,3,4,5,7]
NL1 Acquire Corp.	Delayed Draw	6.98%	CDOR	550	5/26/2028	CAD	1,904,934	1,476,258	1,321,683	[1,3,4,5]
NL1 Acquire Corp.	Delayed Draw	10.45%, 2.00% PIK	SOFR	400	5/26/2028	USD	236,892	230,989	236,531	[1,3,4,8]
NL1 Acquire Corp.	First Lien Term Loan	9.95%	SOFR	550	5/26/2028	USD	2,037,000	2,016,630	2,017,016	[1,3,4]
NL1 Acquire Corp.	First Lien Term Loan	8.98%, 2.00% PIK	CDOR	400	5/26/2028	CAD	9,654,031	7,592,868	6,698,164	[1,3,4,5,8]
Oil Changer Holding Corporation	Delayed Draw	11.17%	SOFR	675	2/8/2027	USD	19,917,146	19,647,498	19,507,899	[1,3,4]
Oil Changer Holding Corporation	Delayed Draw	11.23%	SOFR	675	2/8/2027	USD	3,145,527	2,757,669	2,725,946	[1,3,4,7]
Owl Rock Consumer Discretionary	First Lien Term Loan	9.30%	SOFR	500	3/26/2026	USD	28,929,522	28,804,856	28,728,699	[1,3,4,6]
Penney Borrower LLC	First Lien Term Loan	10.92%	SOFR	650	12/16/2026	USD	5,829,044	5,774,137	5,793,819	[1,3,4,6]
POY Holdings, LLC	Delayed Draw	1.00%			11/16/2027	USD	1,225,000	(11,269)	(1,866)[1,2,3]
POY Holdings, LLC	Delayed Draw	9.95%	SOFR	550	11/16/2027	USD	2,806,967	2,790,418	2,802,692	[1,3,4]
POY Holdings, LLC	First Lien Term Loan	9.95%	SOFR	550	11/16/2027	USD	7,956,510	7,843,702	7,944,393	[1,3,4]
POY Holdings, LLC	Revolver	0.50%			11/16/2027	USD	962,604	—	(1,466)[1,2,3,4]
POY Holdings, LLC	First Lien Term Loan	9.95%	SOFR	550	11/17/2027	USD	18,830,147	18,641,845	18,801,470	[1,3,4]
Premier Early Childhood Education Partners LLC	Delayed Draw	10.56%	SOFR	600	11/22/2028	USD	2,365,002	2,330,992	2,323,612	[1,3,4]
Quality Automotive Services, LLC	Delayed Draw	9.55%	SOFR	525	1/30/2027	USD	2,867,223	3,320	(2,108)[1,3,4,6,7]
Quality Automotive Services, LLC	Delayed Draw	9.55%	SOFR	525	7/16/2027	USD	5,516,716	5,421,746	5,452,895	[1,3,4,6]
Quality Automotive Services, LLC	First Lien Term Loan	9.55%	SOFR	525	7/16/2027	USD	2,081,908	2,064,429	2,057,824	[1,3,4,6]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	(10,683)	(17,088)[1,2,3,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.07%	SOFR	475	6/10/2031	USD	8,166,666	$5,648,627	$5,750,896	[1,3,4,6,7]
Quick Quack Car Wash Holdings, LLC	First Lien Term Loan	9.07%	SOFR	475	6/10/2031	USD	13,000,000	12,819,896	12,980,202	[1,3,4,6]
Quick Quack Car Wash Holdings, LLC	Revolver	0.50%			6/10/2031	USD	2,333,333	(31,383)	(3,553)[1,2,3,6]
Race Winning Brands, Inc.	First Lien Term Loan	9.94%	SOFR	525	11/16/2027	USD	25,692,707	25,379,774	24,242,633	[1,3,4,6]
Race Winning Brands, Inc.	Revolver	9.98%	SOFR	525	11/16/2027	USD	3,125,000	2,388,021	2,219,461	[1,3,4,7]
Raney’s, LLC	First Lien Term Loan	10.05%	SOFR	575	6/7/2027	USD	1,111,145	1,099,300	1,097,256	[1,3,4]
Raney’s, LLC	Revolver	0.50%			6/7/2027	USD	105,600	(1,101)	(1,320)[1,2,3]
Rawlings Sports Goods Company, Inc.	Revolver	9.96%	SOFR	475	11/26/2029	USD	1,000	468	466	[1,3,4,6,7]
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	9.20%	SOFR	475	11/26/2030	USD	638,866	632,749	631,656	[1,3,4,6]
Redwood Services, LLC	Delayed Draw	10.95%	SOFR	650	12/31/2027	USD	1,745,731	695,467	692,300	[1,3,4,6,7]
RefrigiWear, LLC	First Lien Term Loan	7.00%	EURIBOR	450	11/2/2027	EUR	18,243,243	19,595,547	19,516,526	[1,3,4,5]
RefrigiWear, LLC	First Lien Term Loan	9.03%	SOFR	450	11/2/2027	USD	1,483,623	1,468,786	1,467,816	[1,3,4]
RefrigiWear, LLC	First Lien Term Loan	9.15%	SONIA	450	11/2/2027	GBP	8,910,000	11,192,228	11,387,514	[1,3,4,5]
RefrigiWear, LLC	Revolver	0.50%			11/2/2027	EUR	6,756,756	(71,402)	(100,822)[1,2,3,5]
RefrigiWear, LLC	First Lien Term Loan	9.03%	SOFR	450	6/4/2029	USD	15,227,161	15,074,890	15,064,934	[1,3,4]
RefrigiWear, LLC	Revolver	7.48%	SOFR	450	6/4/2029	USD	2,601,896	—	(27,720)[1,2,3,4]
Regent Holding Company, LLC	First Lien Term Loan	12.17%	SOFR	775	2/26/2026	USD	11,187,889	11,122,950	10,969,775	[1,3,4,9,10,11]
Regent Holding Company, LLC	Revolver	1.00%			2/26/2026	USD	1,917,293	—	(37,379)[1,2,3,4]
Riverside Assessments, LLC	First Lien Term Loan	9.47%	SOFR	525	3/19/2031	USD	41,292,500	40,553,907	40,701,876	[1,3,4]
Riverside Assessments, LLC	Revolver	9.47%	PRIME	525	3/19/2031	USD	6,000,000	2,497,390	2,514,179	[1,3,4,7]
Shock Doctor Intermediate LLC	First Lien Term Loan	9.80%	SOFR	550	11/20/2029	USD	10,419,583	10,257,202	10,403,715	[1,3,4,6]
Shock Doctor Intermediate LLC	Revolver	0.50%			11/20/2029	USD	2,099,664	(32,725)	(3,198)[1,2,3,6]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	9.74%	SOFR	525	10/1/2027	USD	34,905,050	10,309,713	11,321,690	[1,3,4,7]
Spanx, LLC	Revolver	0.50%			11/18/2027	USD	12,096,621	—	(18,422)[1,2,3]
Spanx, LLC	First Lien Term Loan	9.67%	SOFR	525	11/18/2028	USD	60,749,115	60,010,857	60,656,599	[1,3,4]
Speedstar Holding, LLC	Delayed Draw	10.29%	SOFR	600	1/22/2027	USD	306,466	297,272	304,768	[1,3,4]
Speedstar Holding, LLC	First Lien Term Loan	10.29%	SOFR	600	1/22/2027	USD	9,194,834	9,078,068	9,143,905	[1,3,4]
Spotless Brands, LLC	Delayed Draw	10.03%	SOFR	575	7/25/2028	USD	3,394,435	3,394,435	3,394,435	[1,3,4]
Spotless Brands, LLC	First Lien Term Loan	10.03%	SOFR	575	7/25/2028	USD	14,618,920	14,618,920	14,618,920	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Spotless Brands, LLC	Revolver	0.50%			7/25/2028	USD	617,973	$—	$—	[1,2,3]
ST Athena Global LLC	Revolver	9.55%	SOFR	525	8/20/2029	USD	3,761,471	1,203,937	1,201,149	[1,3,4,7]
ST Athena Global LLC	Delayed Draw	9.56%	SOFR	525	8/20/2030	USD	1,207,211	255,962	256,198	[1,3,4,7]
ST Athena Global LLC	First Lien Term Loan	9.59%	SOFR	525	8/20/2030	USD	22,089,422	21,783,211	21,780,083	[1,3,4]
ST Athena Global LLC	First Lien Term Loan	9.71%	SONIA	525	8/20/2030	GBP	10,095,605	13,032,570	12,859,098	[1,3,4,5]
Stanton Carpet Corp.	Revolver	6.00%	SOFR	500	10/1/2026	USD	1,189,468	—	(1,811)[1,2,3,4]
Stanton Carpet Corp.	First Lien Term Loan	9.45%	SOFR	500	10/1/2027	USD	8,917,812	8,827,411	8,904,230	[1,3,4]
Stepping Stones Healthcare Services, LLC	Revolver	0.50%			12/30/2026	USD	2,000,000	(117,873)	(3,046)[1,2,3]
Stepping Stones Healthcare Services, LLC	Delayed Draw	9.30%	SOFR	500	1/2/2029	USD	3,998,000	1,042,116	1,091,912	[1,3,4,7]
Summit Buyer, LLC	Delayed Draw	9.05%	SOFR	475	5/31/2026	USD	24,432,617	12,581,871	12,850,850	[1,3,4,7]
Summit Buyer, LLC	Revolver	0.50%			5/31/2030	USD	5,706,522	(49,257)	(8,691)[1,2,3]
Summit Buyer, LLC	First Lien Term Loan	9.05%	SOFR	475	5/31/2031	USD	44,724,864	44,315,672	44,848,776	[1,3,4]
Sun Acquirer Corp.	Revolver	0.50%			9/5/2027	USD	243,455	(1,059)	(321)[1,2,3,6]
Sun Acquirer Corp.	Delayed Draw	9.32%	SOFR	500	9/5/2028	USD	1,128,876	1,123,681	1,127,388	[1,3,4,6]
Sun Acquirer Corp.	Delayed Draw	9.32%	SOFR	500	9/5/2028	USD	4,997,948	24,933	17,012	[1,3,4,6]
Sun Acquirer Corp.	First Lien Term Loan	9.32%	SOFR	500	9/5/2028	USD	2,619,934	2,607,530	2,615,739	[1,3,4,6]
Team Acquisition Corporation	Revolver	0.50%			11/21/2028	USD	4,618,975	(135,344)	(191,512)[1,2,3,6]
Team Acquisition Corporation	First Lien Term Loan	10.80%	SOFR	650	11/21/2029	USD	14,094,868	13,613,695	13,510,466	[1,3,4]
Team Acquisition Corporation	First Lien Term Loan	10.80%	SOFR	650	11/21/2029	USD	8,180,362	7,889,093	7,841,187	[1,3,4]
Telle Tire & Auto Service, LLC	Delayed Draw	1.00%			3/3/2031	USD	353,938	(5,275)	(5,697)[1,2,3,6]
Telle Tire & Auto Service, LLC	First Lien Term Loan	9.01%	SOFR	475	3/3/2031	USD	117,979	116,227	116,080	[1,3,4,6]
Telle Tire & Auto Service, LLC	Revolver	0.50%			3/3/2031	USD	61,889	(916)	(996)[1,2,3,6]
The One Group, LLC	First Lien Term Loan	10.79%	SOFR	650	5/1/2029	USD	8,855,500	8,627,778	8,589,835	[1,3,4]
TickPick Intermediate Holdings, LLC	First Lien Term Loan	9.55%	SOFR	525	7/2/2030	USD	8,449,000	8,295,534	8,334,899	[1,3,4]
TickPick Intermediate Holdings, LLC	Revolver	0.50%			7/2/2030	USD	344,253	(6,048)	(4,649)[1,2,3]
Titan Home Improvement, LLC	Delayed Draw	1.00%			5/31/2030	USD	1,011,628	(19,535)	(20,232)[1,2,3]
Titan Home Improvement, LLC	First Lien Term Loan	10.06%	SOFR	575	5/31/2030	USD	5,394,884	5,320,278	5,340,935	[1,3,4,6]
Titan Home Improvement, LLC	Revolver	0.50%			5/31/2030	USD	843,024	(11,360)	(8,430)[1,2,3]
Treehouse Junior Limited	First Lien Term Loan	9.54%	SOFR	500	3/25/2028	USD	7,754,716	7,695,350	7,742,906	[1,3,4]
TruBlue LLC	Delayed Draw	1.00%			1/11/2029	USD	418,500	(4,131)	(8,370)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
TruBlue LLC	First Lien Term Loan	9.82%	SOFR	550	1/11/2029	USD	936,600	$926,760	$917,868	[1,3,4]
TruBlue LLC	Revolver	0.50%			1/11/2029	USD	257,000	(2,530)	(5,140)[1,2,3]
US Fitness Holdings, LLC	Revolver	10.16%	SOFR	550	9/4/2030	USD	2,205,731	341,992	346,667	[1,3,4,6,7]
US Fitness Holdings, LLC	Delayed Draw	1.00%			9/4/2031	USD	5,169,231	(54,641)	(32,131)[1,2,3,6]
US Fitness Holdings, LLC	First Lien Term Loan	9.78%	SOFR	550	9/4/2031	USD	20,676,923	20,461,140	20,548,400	[1,3,4,6]
Vehicle Accessories, Inc.	First Lien Term Loan	9.91%	SOFR	525	11/30/2026	USD	1,267,961	1,254,304	1,247,166	[1,3,4]
Vehicle Accessories, Inc.	First Lien Term Loan	9.91%	SOFR	561	11/30/2026	USD	1,255,120	1,247,451	1,234,536	[1,3,4]
Vehicle Accessories, Inc.	Revolver	9.91%	SOFR	525	11/30/2026	USD	219,280	34,825	32,950	[1,3,4,7]
Vertex Service Partners, LLC	Delayed Draw	9.55%	SOFR	525	8/31/2028	USD	5,800,000	1,081,432	1,114,056	[1,3,4,7]
Vertex Service Partners, LLC	Delayed Draw	10.30%	SOFR	600	11/8/2030	USD	19,123,122	15,485,981	15,810,613	[1,3,4,6,7]
Vertex Service Partners, LLC	First Lien Term Loan	10.30%	SOFR	600	11/8/2030	USD	7,799,781	7,641,592	7,787,904	[1,3,4,6]
Vertex Service Partners, LLC	Revolver	10.30%	SOFR	600	11/8/2030	USD	1,025,217	1,004,084	1,021,097	[1,3,4,6]
Vertex Service Partners, LLC	Revolver	10.30%	SOFR	575	11/8/2030	USD	1,009,668	618,976	635,477	[1,3,4,7]
Weber-Stephen Products, LLC	Revolver	10.05%	SOFR	575	12/19/2026	USD	4,166,666	3,404,654	3,404,156	[1,3,4,7]
Weber-Stephen Products, LLC	Revolver	10.07%	SOFR	575	12/19/2026	USD	6,666,666	6,283,117	6,382,661	[1,3,4,6,7]
Wheels Bidco, Inc.	First Lien Term Loan	9.79%	SOFR	550	11/1/2031	USD	25,000,000	24,640,300	24,712,308	[1,3,4]
WU Holdco, Inc.	First Lien Term Loan	9.29%	SOFR	500	3/26/2027	USD	215,748	214,742	214,250	[1,3,4,6]
WU Holdco, Inc.	Revolver	9.30%	SOFR	500	3/26/2027	USD	359,159	206,315	206,542	[1,3,4,6,7]
WU Holdco, Inc.	Delayed Draw	9.30%	SOFR	500	7/11/2032	USD	7,063,065	7,006,169	7,014,034	[1,3,4]
								1,495,423,540	1,500,873,177
Consumer Staples — 1.2%
Badia Spices, LLC	First Lien Term Loan	8.79%	SOFR	450	11/1/2030	USD	1,498,139	1,473,285	1,471,074	[1,3,4,6]
Badia Spices, LLC	Revolver	0.50%			11/1/2030	USD	89,070	(1,453)	(1,609)[1,2,3,6]
Baxters North America Holdings, Inc.	First Lien Term Loan	11.56%	SOFR	725	5/31/2028	USD	22,903,055	22,502,356	22,525,152	[1,3,4]
BCPE North Star US Holdco 2, Inc.	First Lien Term Loan	8.44%	SOFR	400	6/10/2028	USD	13,566,790	13,465,040	13,274,223	[1,4]
C.P. Converters, Inc.	First Lien Term Loan	12.06%	ARR CSA	750	12/13/2025	USD	3,243,689	3,232,366	3,089,767	[1,3,4]
Demakes Borrower, LLC	Delayed Draw	1.00%			12/12/2029	USD	1,152,000	(25,808)	(1,754)[1,2,3]
Demakes Borrower, LLC	First Lien Term Loan	10.30%	SOFR	600	12/12/2029	USD	4,057,020	3,972,193	4,050,842	[1,3,4]
Eagle Family Foods, Inc.	First Lien Term Loan	9.29%	SOFR	500	8/12/2030	USD	34,741,573	34,421,883	34,657,445	[1,3,4]
Eagle Family Foods, Inc.	Revolver	0.50%			8/12/2030	USD	4,044,944	(35,907)	(9,795)[1,2,3]
Forward Keystone Holdings, LP	Delayed Draw	1.00%			3/18/2029	USD	104,924	(2,598)	(2,623)[1,2,3]
Forward Keystone Holdings, LP	First Lien Term Loan	15.00%			3/18/2029	USD	274,955	268,128	268,081	[1,3,4]
GOJO Industries Holdings, Inc.	First Lien Term Loan	13.82%	SOFR	950	10/26/2028	USD	25,036,770	24,467,416	24,898,646	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
Great Kitchens Food Company, Inc.	First Lien Term Loan	10.32%	SOFR	600	5/31/2029	USD	7,728,814	$7,594,240	$7,574,237	[1,3,4]
Great Kitchens Food Company, Inc.	Revolver	10.32%	SOFR	600	5/31/2029	USD	1,412,429	202,389	197,740	[1,3,4,7]
JTM Foods, LLC	Delayed Draw	9.70%	SOFR	525	5/14/2027	USD	1,023,599	1,011,973	1,017,305	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.70%	SOFR	525	5/14/2029	USD	1,320,231	1,313,354	1,312,114	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.72%	SOFR	525	5/14/2027	USD	7,451,950	7,358,801	7,406,134	[1,3,4]
JTM Foods, LLC	Revolver	9.69%	SOFR	525	5/14/2027	USD	1,119,194	1,116,282	1,112,313	[1,3,4]
JTM Foods, LLC	Revolver	9.72%	SOFR	525	5/14/2027	USD	559,597	554,001	556,157	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.57%	SOFR	525	5/14/2029	USD	32,983,399	32,821,051	32,780,608	[1,3,4]
JTM Foods, LLC	Revolver	9.72%	SOFR	525	5/14/2029	USD	3,616,601	1,202,537	894,865	[1,3,4,7]
KNPC Holdco, LLC	First Lien Term Loan	10.27%	SOFR	575	10/22/2029	USD	5,252,577	5,103,128	5,088,284	[1,3,4,6]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	10.94%	SOFR	650	10/31/2028	USD	7,443	7,435	7,431	[1,3,4]
Nyx Holdco, Inc.	First Lien Term Loan	10.65%	SOFR	635	11/30/2027	USD	5,370,334	5,287,164	5,311,215	[1,3,4,6]
Nyx Holdco, Inc.	First Lien Term Loan	10.68%	SOFR	635	11/30/2027	USD	5,294,159	5,294,159	5,294,159	[1,3,4]
PH Beauty Holdings III, Inc.	First Lien Term Loan	9.32%	SOFR	500	9/28/2027	USD	3,192,573	3,161,887	3,155,511	[1,3,4,6]
Purfoods, LLC	Delayed Draw	9.55%	SOFR	525	8/12/2027	USD	2,932,031	2,902,711	2,920,247	[1,3,4]
Purfoods, LLC	First Lien Term Loan	9.55%	SOFR	525	8/12/2027	USD	4,331,250	4,287,938	4,313,842	[1,3,4]
Qin’s Buffalo, LLC	Delayed Draw	10.07%	SOFR	575	5/5/2027	USD	1,038,001	441,645	437,257	[1,3,4,7]
QVF Acquisition, Inc.	Delayed Draw	1.00%			12/23/2030	USD	2,727,272	(39,118)	(45,000)[1,2,3,6]
QVF Acquisition, Inc.	First Lien Term Loan	9.55%	SOFR	525	12/23/2030	USD	10,454,545	10,302,935	10,282,045	[1,3,4,6]
QVF Acquisition, Inc.	Revolver	9.55%	SOFR	525	12/23/2030	USD	1,818,182	64,832	60,909	[1,3,4,6,7]
RB Holdings Interco, LLC	Revolver	9.45%	SOFR	500	5/4/2028	USD	1,385,080	1,253,036	1,267,547	[1,3,4,6,7]
Sara Lee Frozen Bakery, LLC	First Lien Term Loan	9.20%	SOFR	475	7/30/2027	USD	1,312,240	1,299,504	1,297,672	[1,3,4,6]
Spindrift Beverage Co., Inc.	Delayed Draw	1.00%			2/19/2032	USD	180,749	(2,242)	(2,542)[1,2,3,6]
Spindrift Beverage Co., Inc.	First Lien Term Loan	9.53%	SOFR	525	2/19/2032	USD	1,607,578	1,587,716	1,584,968	[1,3,4,6]
Spindrift Beverage Co., Inc.	Revolver	9.53%	SOFR	525	2/19/2032	USD	324,342	18,904	18,333	[1,3,4,6,7]
Sun Orchard, LLC	Delayed Draw	9.80%	SOFR	550	7/8/2028	USD	1,593,012	137,881	135,406	[1,3,4,7]
Sun Orchard, LLC	First Lien Term Loan	9.79%	SOFR	550	7/8/2028	USD	3,945,666	3,891,060	3,886,481	[1,3,4]
SWK Buyer, Inc.	First Lien Term Loan	9.65%	SOFR	525	3/11/2029	USD	12,871,711	12,742,993	11,952,460	[1,3,4]
SWK Buyer, Inc.	Revolver	0.50%			3/11/2029	USD	1,228,070	—	(87,704)[1,2,3]
Tropical Bidco, LLC	First Lien Term Loan	9.05%	SOFR	475	12/10/2030	USD	17,272,727	17,023,550	16,985,639	[1,3,4]
Tropical Bidco, LLC	Revolver	9.05%	SOFR	475	12/10/2030	USD	2,727,272	415,609	409,216	[1,3,4,7]
Vybond Buyer, LLC	Delayed Draw	1.00%			2/3/2032	USD	5,257,009	(78,000)	(88,961)[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
Vybond Buyer, LLC	First Lien Term Loan	9.30%	SOFR	500	2/3/2032	USD	20,800,234	$20,493,180	$20,448,246	[1,3,4]
Vybond Buyer, LLC	Revolver	0.50%			2/3/2032	USD	3,942,757	(57,842)	(66,720)[1,2,3]
Waldencast PLC	First Lien Term Loan	10.80%	SOFR	650	3/18/2030	USD	24,518,992	23,970,410	23,967,315	[1,3,4]
Waldencast PLC	Revolver	10.80%	SOFR	650	3/18/2030	USD	4,203,256	2,007,670	2,007,054	[1,3,4,7]
Woodland Foods, Inc.	First Lien Term Loan	9.97%	SOFR	550	12/1/2027	USD	4,874,372	4,829,335	4,797,592	[1,3,4]
Woodland Foods, LLC	Delayed Draw	1.00%			12/1/2027	USD	668,589	(9,762)	(10,531)[1,2,3,6]
Woodland Foods, LLC	First Lien Term Loan	9.96%	SOFR	550	12/1/2027	USD	4,130,834	4,070,295	4,065,766	[1,3,4,6]
Woodland Foods, LLC	Revolver	9.97%	SOFR	550	12/1/2027	USD	200,577	117,776	117,545	[1,3,4,6,7]
Woof Holdings, Inc.	Second Lien Term Loan	11.65%	SOFR	725	12/21/2028	USD	8,000,000	7,905,573	7,617,536	[1,3,4,9]
WPP Bullet Buyer, LLC	Revolver	9.56%	SOFR	525	12/7/2029	USD	3,868,280	2,951,229	2,978,300	[1,3,4,6,7]
WPP Bullet Buyer, LLC	First Lien Term Loan	9.54%	SOFR	525	12/7/2030	USD	37,020,336	36,284,463	36,524,086	[1,3,4,6]
								334,578,583	333,701,526
Energy — 0.4%
Camin Cargo Control Holdings, Inc.	Delayed Draw	1.00%			12/8/2029	USD	269,031	(2,571)	(3,264)[1,2,3]
Camin Cargo Control Holdings, Inc.	First Lien Term Loan	9.82%	SOFR	550	12/8/2029	USD	1,775,608	1,758,479	1,754,063	[1,3,4]
Camin Cargo Control Holdings, Inc.	Revolver	9.82%	SOFR	550	12/8/2029	USD	184,167	123,228	122,765	[1,3,4,7]
Camin Cargo Control Holdings, Inc.	Revolver	9.82%	PRIME	550	12/8/2029	USD	65,834	65,201	65,035	[1,3,4]
DMC Holdco, LLC	Delayed Draw	1.00%			7/13/2029	USD	3,917,586	(48,970)	(5,966)[1,2,3,6]
DMC Holdco, LLC	First Lien Term Loan	9.07%	SOFR	475	7/13/2029	USD	11,664,611	11,434,145	11,646,847	[1,3,4,6]
DMC Holdco, LLC	Revolver	0.50%			7/13/2029	USD	2,611,724	—	(3,977)[1,2,3,6]
Integrated Power Services Holdings, Inc.	Revolver	11.00%	PRIME	350	11/22/2027	USD	2,579,122	151,713	161,192	[1,3,4,6,7]
Integrated Power Services Holdings, Inc.	Delayed Draw	8.94%	SOFR	450	11/22/2028	USD	8,602,086	995,553	1,066,064	[1,3,4,6,7]
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.94%	SOFR	450	11/22/2028	USD	42,108,635	42,141,489	42,263,395	[1,3,4,6]
KENE Acquisition, Inc.	Delayed Draw	9.54%	SOFR	525	2/7/2031	USD	5,720,554	1,084,386	1,181,162	[1,3,4,6,7]
KENE Acquisition, Inc.	Delayed Draw	9.54%	SOFR	525	2/8/2031	USD	5,617,977	1,067,892	1,159,984	[1,3,4,7]
KENE Acquisition, Inc.	First Lien Term Loan	9.54%	SOFR	525	2/8/2031	USD	25,544,566	25,087,718	25,505,664	[1,3,4,6]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	3,401,559	(58,533)	(5,181)[1,2,3,6]
Meritum Energy Holdings, LP	First Lien Term Loan	11.92%	SOFR	750	12/6/2028	USD	5,326,000	5,226,059	5,212,279	[1,3,4]
Northwind Midstream Partners LLC	First Lien Term Loan	10.70%	SOFR	625	3/18/2029	USD	24,000,000	23,523,589	23,520,000	[1,3,4]
								112,549,378	113,640,062

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials — 11.4%
1364720 B.C. LTD	Delayed Draw	7.67%	CORRA	450	9/9/2028	CAD	4,997,050	$2,741,092	$2,582,034	[1,3,4,5,7]
1364720 B.C. LTD	First Lien Term Loan	7.67%	CDOR	450	9/9/2028	CAD	11,270,000	8,327,126	7,819,357	[1,3,4,5]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	(29,940)	(109,365)[1,2,3,5]
Accession Risk Management Group, Inc.	First Lien Term Loan	9.04%	SOFR	475	11/1/2026	USD	1,665,792	1,636,993	1,654,288	[1,3,4,6]
Accession Risk Management Group, Inc.	Delayed Draw	9.04%	SOFR	475	11/1/2029	USD	19,521,708	9,752,237	9,783,773	[1,3,4,7]
Accession Risk Management Group, Inc.	Delayed Draw	9.05%	SOFR	475	11/1/2029	USD	6,141,991	6,135,379	6,099,578	[1,3,4]
Accession Risk Management Group, Inc.	Delayed Draw	9.05%	SOFR	475	11/1/2029	USD	12,600,000	4,889,315	4,830,490	[1,3,4,6,7]
Accession Risk Management Group, Inc.	Delayed Draw	9.06%	SOFR	475	11/1/2029	USD	2,775,277	2,775,277	2,756,112	[1,3,4]
Accession Risk Management Group, Inc.	Delayed Draw	9.08%	SOFR	475	11/1/2029	USD	1,712,511	133,012	132,994	[1,3,4,7]
Accession Risk Management Group, Inc.	Delayed Draw	9.11%	SOFR	478	11/1/2029	USD	757,512	755,624	755,618	[1,3,4]
Accession Risk Management Group, Inc.	First Lien Term Loan	9.04%	SOFR	475	11/1/2029	USD	52,390,949	52,390,949	52,029,160	[1,3,4,6]
Accession Risk Management Group, Inc.	First Lien Term Loan	9.05%	SOFR	475	11/1/2029	USD	17,251,811	17,107,253	17,132,677	[1,3,4]
Accession Risk Management Group, Inc.	First Lien Term Loan	9.08%	SOFR	475	11/1/2029	USD	5,260,548	5,260,548	5,260,548	[1,3,4]
Accession Risk Management Group, Inc.	Revolver	0.50%			11/1/2029	USD	2,028,637	(8,978)	(14,008)[1,2,3,6]
Accession Risk Management Group, Inc.	Revolver	0.50%			11/1/2029	USD	8,690,548	(32,590)	(60,013)[1,2,3,6]
Accession Risk Management Group, Inc.	Revolver	0.50%			11/1/2029	USD	1,674,551	(3,824)	(10,354)[1,2,3,6]
Accuserve Solutions, Inc.	Delayed Draw	9.53%	SOFR	525	3/15/2030	USD	10,483,221	4,423,754	4,481,970	[1,3,4,7]
Accuserve Solutions, Inc.	First Lien Term Loan	9.53%	SOFR	525	3/15/2030	USD	49,269,617	48,689,050	48,464,792	[1,3,4]
Accuserve Solutions, Inc.	Revolver	9.55%	SOFR	525	3/15/2030	USD	6,022,727	1,432,889	1,512,222	[1,3,4,7]
Accuserve Solutions, Inc.	Delayed Draw	9.53%	SOFR	525	8/11/2029	USD	241,379	238,966	240,844	[1,3,4]
Accuserve Solutions, Inc.	First Lien Term Loan	9.53%	SOFR	525	8/11/2029	USD	16,992,034	16,723,506	16,705,151	[1,3,4]
Afore Insurance Services, LLC	Delayed Draw	1.00%			9/6/2029	USD	3,177,000	(42,370)	(30,216)[1,2,3]
Afore Insurance Services, LLC	Delayed Draw	10.30%	SOFR	600	9/6/2029	USD	3,177,000	97,773	112,114	[1,3,4,7]
Afore Insurance Services, LLC	First Lien Term Loan	10.30%	SOFR	600	9/6/2029	USD	3,177,000	3,133,499	3,146,784	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Afore Insurance Services, LLC	Revolver	0.50%			9/6/2029	USD	635,000	$(8,457)	$(6,039)[1,2,3]
AIS Holdco, LLC	First Lien Term Loan	10.30%	SOFR	600	5/21/2029	USD	31,920,000	31,366,773	31,603,669	[1,3,4]
AIS Holdco, LLC	Revolver	0.50%			5/21/2029	USD	3,000,000	(49,848)	(29,730)[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	9.57%	SOFR	525	10/2/2028	USD	1,618	1,566	1,616	[1,3,4]
Alera Group Holdings, Inc.	Delayed Draw	10.07%	SOFR	575	10/2/2028	USD	19,599,091	19,271,002	19,402,529	[1,3,4,6,7]
Alera Group Holdings, Inc.	First Lien Term Loan	9.57%	SOFR	525	10/2/2028	USD	24,363,369	24,037,753	24,326,266	[1,3,4]
Alera Group Holdings, Inc.	Delayed Draw	9.57%	SOFR	525	9/30/2028	USD	29,290,823	28,949,181	29,295,161	[1,3,4]
Alera Group Holdings, Inc.	First Lien Term Loan	9.57%	SOFR	525	9/30/2028	USD	2,443,750	2,411,818	2,464,429	[1,3,4]
Alkeme Intermediary Holding LLC	Delayed Draw	9.55%	SOFR	525	10/28/2026	USD	21,666,666	20,903,064	20,950,835	[1,3,4,7]
Alkeme Intermediary Holding LLC	Delayed Draw	9.57%	SOFR	525	10/28/2026	USD	11,908,310	2,573,796	2,569,587	[1,3,4,7]
Alkeme Intermediary Holding LLC	First Lien Term Loan	9.55%	SOFR	525	10/28/2026	USD	10,810,417	10,689,348	10,702,313	[1,3,4]
Alkeme Intermediary Holding LLC	First Lien Term Loan	9.57%	SOFR	525	10/28/2026	USD	1,330,000	1,316,991	1,316,700	[1,3,4]
Allworth Financial Group, L.P.	Delayed Draw	9.07%	SOFR	475	12/23/2027	USD	39,786,353	38,888,994	39,539,050	[1,3,4,6]
Allworth Financial Group, L.P.	Delayed Draw	9.32%	SOFR	500	12/23/2027	USD	20,429,039	1,894,613	1,958,080	[1,3,4,6,7]
Allworth Financial Group, L.P.	Revolver	0.50%			12/23/2027	USD	944,061	(8,190)	(5,868)[1,2,3,6]
Amba Buyer, Inc.	Delayed Draw	9.65%	SOFR	525	7/30/2027	USD	14,224,498	4,660,864	4,660,387	[1,3,4,7]
Amba Buyer, Inc.	First Lien Term Loan	9.65%	SOFR	525	7/30/2027	USD	12,129,030	12,007,740	12,028,207	[1,3,4]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	5,595,914	(12,609)	(24,623)[1,2,3,6]
AmeriLife Holdings, LLC	Delayed Draw	9.26%	SOFR	500	8/31/2029	USD	10,835,324	6,971,130	7,038,964	[1,3,4,6,7]
AmeriLife Holdings, LLC	First Lien Term Loan	9.26%	SOFR	500	8/31/2029	USD	63,834,939	63,028,272	63,554,065	[1,3,4,6]
Aprio Advisory Group, LLC	Delayed Draw	9.06%	SOFR	475	8/1/2031	USD	3,947,368	3,557,863	3,589,588	[1,3,4,7]
Aprio Advisory Group, LLC	First Lien Term Loan	9.05%	SOFR	475	8/1/2031	USD	9,078,947	8,993,122	9,065,121	[1,3,4]
Aprio Advisory Group, LLC	Revolver	9.05%	SOFR	475	8/1/2031	USD	740,131	427,304	433,083	[1,3,4,7]
Aprio Advisory Group, LLC	Revolver	9.07%	SOFR	475	8/1/2031	USD	1,233,553	777,969	787,596	[1,3,4,7]
Apus Bidco Limited	First Lien Term Loan	10.24%	SONIA	578	2/9/2028	GBP	10,791,367	14,603,620	13,807,949	[1,3,4,5]
AQ Sage Buyer, LLC	First Lien Term Loan	10.48%	SOFR	600	1/25/2027	USD	24,361,052	24,173,041	23,046,945	[1,3,4]
AQ Sunshine, Inc.	Revolver	9.55%	SOFR	525	7/24/2030	USD	2,274,642	866,567	883,647	[1,3,4,6,7]
AQ Sunshine, Inc.	Delayed Draw	9.55%	SOFR	525	7/24/2031	USD	12,283,066	2,881,032	2,979,272	[1,3,4,6,7]
AQ Sunshine, Inc.	First Lien Term Loan	9.55%	SOFR	525	7/24/2031	USD	23,342,883	23,124,224	23,307,333	[1,3,4,6]
Arax MidCo, LLC	Delayed Draw	9.30%	SOFR	500	4/11/2029	USD	7,814,655	4,929,698	4,964,509	[1,3,4,6,7]
Arax MidCo, LLC	First Lien Term Loan	9.30%	SOFR	500	4/11/2029	USD	15,030,173	14,773,969	14,828,696	[1,3,4,6]
Arax MidCo, LLC	Revolver	9.52%	SOFR	500	4/11/2029	USD	2,155,173	37,227	43,524	[1,3,4,6,7]
Arden Insurance Services LLC	First Lien Term Loan	9.55%	SOFR	525	11/27/2030	USD	3,292,683	3,245,353	3,237,365	[1,3,4]
Arden Insurance Services LLC	Revolver	9.54%	SOFR	525	11/27/2030	USD	457,317	84,970	83,783	[1,3,4,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Ascend Partner Services LLC	Delayed Draw	8.75%	SOFR	450	8/9/2031	USD	44,021,827	$11,994,240	$12,347,114	[1,3,4,7]
Ascend Partner Services LLC	First Lien Term Loan	8.75%	SOFR	450	8/9/2031	USD	17,619,020	17,454,535	17,592,188	[1,3,4]
Ascend Partner Services LLC	Revolver	8.82%	SOFR	450	8/9/2031	USD	8,804,365	3,089,526	3,156,163	[1,3,4,7]
Babylon Buyer, Inc.	First Lien Term Loan	10.07%	SOFR	575	3/8/2030	USD	9,309,353	9,188,282	9,167,971	[1,3,4]
Babylon Buyer, Inc.	Revolver	10.07%	SOFR	575	3/8/2030	USD	379,377	313,180	312,331	[1,3,4,7]
Baker Tilly Advisory Group, LP	Revolver	0.50%			6/3/2030	USD	637,324	(8,268)	(1,412)[1,2,3]
Baker Tilly Advisory Group, LP	Delayed Draw	1.00%			6/3/2031	USD	793,664	(11,226)	(1,759)[1,2,3]
Baker Tilly Advisory Group, LP	First Lien Term Loan	9.07%	SOFR	475	6/3/2031	USD	5,259,967	5,187,756	5,172,211	[1,3,4]
Beacon Pointe Harmony LLC	Revolver	0.50%			12/29/2027	USD	639,000	—	(1,416)[1,2,3]
Beacon Pointe Harmony LLC	Delayed Draw	9.04%	SOFR	475	12/29/2028	USD	10,005,438	2,147,359	2,158,265	[1,3,4,7]
Beacon Pointe Harmony LLC	Delayed Draw	9.07%	SOFR	475	12/29/2028	USD	3,135,369	2,978,912	3,021,368	[1,3,4,7]
Beacon Pointe Harmony LLC	First Lien Term Loan	9.07%	SOFR	475	12/29/2028	USD	8,519,921	8,421,217	8,501,040	[1,3,4]
Belmont Buyer, Inc.	Delayed Draw	1.00%			6/21/2029	USD	1,020,408	(17,767)	(17,857)[1,2,3,6]
Belmont Buyer, Inc.	Delayed Draw	10.79%	SOFR	650	6/21/2029	USD	1,261,031	1,207,112	1,238,963	[1,3,4]
Belmont Buyer, Inc.	First Lien Term Loan	10.80%	SOFR	650	6/21/2029	USD	9,236,655	9,074,604	9,144,289	[1,3,4,6]
Belmont Buyer, Inc.	Revolver	10.95%	SOFR	650	6/21/2029	USD	632,267	210,756	204,433	[1,3,4,7]
Captive Resources Midco, LLC	Revolver	0.50%			7/1/2028	USD	79,053	—	(109)[1,2,3,6]
Captive Resources Midco, LLC	First Lien Term Loan	9.07%	SOFR	475	7/1/2029	USD	1,044,479	1,044,479	1,043,038	[1,3,4,6]
Carr, Riggs and Ingram Capital, L.L.C.	Delayed Draw	9.04%	SOFR	475	11/18/2031	USD	7,637,345	1,169,232	1,194,799	[1,3,4,6,7]
Carr, Riggs and Ingram Capital, L.L.C.	First Lien Term Loan	9.07%	SOFR	475	11/18/2031	USD	15,056,481	14,910,811	14,959,887	[1,3,4,6]
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	9.07%	SOFR	475	11/18/2031	USD	3,491,358	2,083,104	2,094,238	[1,3,4,6,7]
CC SAG Acquisition Corp.	Revolver	12.25%	PRIME	425	6/29/2027	USD	699,301	699,301	698,236	[1,3,4]
CC SAG Acquisition Corp.	Delayed Draw	9.57%	SOFR	525	6/29/2028	USD	11,720,574	10,826,559	10,960,452	[1,3,4,7]
CC SAG Acquisition Corp.	First Lien Term Loan	9.57%	SOFR	525	6/29/2028	USD	18,573,057	18,294,461	18,544,771	[1,3,4]
Cerity Partners, LLC	Revolver	9.56%	SOFR	525	7/28/2028	USD	2,644,227	1,489,685	1,482,433	[1,3,4,6,7]
Cerity Partners, LLC	Delayed Draw	1.00%			7/28/2029	USD	59,314,508	(407,621)	(593,146)[1,2,3,6]
Cerity Partners, LLC	Delayed Draw	9.55%	SOFR	525	7/28/2029	USD	5,144,919	5,094,928	5,093,470	[1,3,4,6]
Cerity Partners, LLC	Delayed Draw	9.57%	SOFR	525	7/28/2029	USD	46,573,810	45,584,784	46,108,071	[1,3,4,6]
Cerity Partners, LLC	First Lien Term Loan	9.57%	SOFR	525	7/28/2029	USD	19,289,836	18,893,056	19,096,938	[1,3,4]
Cerity Partners, LLC	Revolver	9.56%	SOFR	525	7/28/2029	USD	1,389,232	811,185	809,075	[1,3,4,7]
CFGI Holdings, LLC	First Lien Term Loan	8.82%	SOFR	450	11/2/2027	USD	14,408,759	14,264,671	14,278,915	[1,3,4]
CFGI Holdings, LLC	Revolver	6.00%	SOFR	450	11/2/2027	USD	1,751,825	(17,518)	(15,612)[1,2,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Cherry Bekaert Advisory LLC	Delayed Draw	9.57%	SOFR	525	6/30/2028	USD	4,500,891	$3,925,190	$3,924,331	[1,3,4,6,7]
Cherry Bekaert Advisory LLC	First Lien Term Loan	9.57%	SOFR	525	6/30/2028	USD	3,473,204	3,421,234	3,421,842	[1,3,4,6]
Cherry Bekaert Advisory LLC	Revolver	0.50%			6/30/2028	USD	2,373,418	—	(35,098)[1,2,3,6]
Citrin Cooperman Advisors, LLC	Delayed Draw	9.28%	SOFR	500	10/1/2027	USD	44,108,295	43,195,901	44,041,122	[1,3,4,6]
Citrin Cooperman Advisors, LLC	Delayed Draw	9.53%	SOFR	525	10/1/2027	USD	8,804,185	8,507,447	8,634,238	[1,3,4,6,7]
Citrin Cooperman Advisors, LLC	Delayed Draw	9.63%	SOFR	525	10/1/2027	USD	28,622,493	27,711,874	28,069,989	[1,3,4,7]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	9.28%	SOFR	500	10/1/2027	USD	13,983,500	13,540,986	13,962,204	[1,3,4,6]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	9.53%	SOFR	525	10/1/2027	USD	1,252,951	1,235,043	1,251,043	[1,3,4,6]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	9.63%	SOFR	525	10/1/2027	USD	4,073,356	4,015,784	4,067,152	[1,3,4]
Convera International Financial S.À R.L	First Lien Term Loan	10.45%	SOFR	600	3/1/2028	USD	1,812,205	1,786,233	1,783,257	[1,3,4,6]
Credit Connection, LLC	First Lien Term Loan	9.95%	SOFR	575	7/30/2026	USD	8,258,121	8,098,336	8,245,545	[1,3,4]
Credit Connection, LLC	Revolver	0.50%			7/30/2026	USD	600,000	(12,678)	(914)[1,2,3]
Crystal Bidco Limited	First Lien Term Loan	9.29%	SOFR	495	1/25/2029	USD	7,423,496	7,481,642	7,412,190	[1,3,4]
CUB Financing Intermediate LLC	Delayed Draw	1.00%			6/28/2030	USD	2,532,273	(23,868)	(15,740)	[1,2,3,6]
CUB Financing Intermediate LLC	First Lien Term Loan	9.05%	SOFR	475	6/28/2030	USD	5,511,417	5,461,247	5,477,159	[1,3,4,6]
CX Institutional, LLC	Delayed Draw	1.00%			6/18/2029	USD	1,698,000	(39,167)	(38,190)[1,2,3]
CX Institutional, LLC	First Lien Term Loan	10.07%	SOFR	575	6/18/2029	USD	3,285,490	3,213,397	3,211,596	[1,3,4]
Diamond Mezzanine 24 LLC	Delayed Draw	1.00%			10/31/2030	USD	6,763,338	(35,703)	(46,361)[1,2,3,6]
Diamond Mezzanine 24 LLC	First Lien Term Loan	9.29%	SOFR	500	10/31/2030	USD	24,362,519	24,178,534	24,138,778	[1,3,4,6]
Diamond Mezzanine 24 LLC	Revolver	0.50%			10/31/2030	USD	210,689	(1,904)	(2,378)[1,2,3,6]
Diamond Mezzanine 24 LLC	Revolver	0.50%			10/31/2030	USD	1,500,000	(10,753)	(13,181)[1,3,4]
Dreamstart BidCo	First Lien Term Loan	7.61%	EURIBOR	525	3/30/2027	EUR	627,356	761,303	677,336	[1,3,4,5]
Earps Midco 3 Limited	Delayed Draw	1.00%			3/28/2032	GBP	560,779	281,853	280,359	[1,2,3,5]
Earps Midco 3 Limited	First Lien Term Loan	9.46%	SONIA	500	3/28/2032	GBP	1,626,259	2,073,646	2,069,326	[1,3,4,5]
Ecapital Finance Corp.	First Lien Term Loan	12.92%	SOFR	850	12/31/2028	USD	345,130	339,978	337,726	[1,3,4,6]
EdgeCo Buyer, Inc.	Delayed Draw	8.80%	SOFR	450	6/1/2026	USD	9,936,938	9,767,308	9,822,184	[1,3,4]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.80%	SOFR	450	6/1/2026	USD	2,431,250	2,419,297	2,403,173	[1,3,4]
EdgeCo Buyer, Inc.	Delayed Draw	8.79%	SOFR	450	6/1/2028	USD	14,657,438	1,452,045	1,423,509	[1,3,4,6,7]
EdgeCo Buyer, Inc.	Delayed Draw	8.80%	SOFR	450	6/1/2028	USD	1,172,210	1,161,276	1,158,674	[1,3,4,6]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.80%	SOFR	450	6/1/2028	USD	9,214,255	9,128,931	9,107,848	[1,3,4,6]
EdgeCo Buyer, Inc.	Revolver	0.50%			6/1/2028	USD	1,465,743	(13,518)	(16,927)[1,2,3,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	4,319,379	(71,811)	(6,578)[1,2,3,6]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	7,602,969	(141,112)	(11,578)[1,2,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Empower Payments Investor, LLC	First Lien Term Loan	8.82%	SOFR	450	3/12/2031	USD	53,392,968	$52,437,132	$53,311,654	[1,3,4,6]
EP Wealth Advisors, LLC	Delayed Draw	8.80%	SOFR	450	6/18/2030	USD	6,500,000	5,970,467	6,036,432	[1,3,4,7]
EP Wealth Advisors, LLC	Delayed Draw	8.80%	SOFR	450	9/4/2026	USD	12,556,800	12,181,223	12,540,248	[1,3,4]
EP Wealth Advisors, LLC	First Lien Term Loan	8.80%	SOFR	450	9/4/2026	USD	5,332,500	5,216,958	5,325,471	[1,3,4]
Exegy, Inc.	First Lien Term Loan	10.42%	SOFR	600	5/17/2026	USD	10,587,989	10,541,735	10,571,864	[1,3,4]
Forza Insurance Holdings, LLC	First Lien Term Loan	9.80%	SOFR	550	2/27/2030	USD	4,905,784	4,833,234	4,825,828	[1,3,4,6]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.44%	SOFR	500	2/12/2029	USD	3,464,595	3,430,597	3,464,595	[1,3,4,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			2/12/2029	USD	385,309	(3,747)	—	[1,2,3,6]
Foundation Risk Partners, Corp.	Delayed Draw	9.30%	SOFR	500	10/29/2028	USD	5,021,818	4,858,609	5,021,818	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.30%	SOFR	500	10/29/2028	USD	16,665,055	16,294,407	16,665,055	[1,3,4,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2028	USD	359,993	(4,558)	—	[1,2,3,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	11,260,184	(60,007)	—	[1,2,3]
Foundation Risk Partners, Corp.	Delayed Draw	1.00%			10/29/2030	USD	76,687,466	(402,284)	(340,022)[1,2,3,6]
Foundation Risk Partners, Corp.	Delayed Draw	9.30%	SOFR	500	10/29/2030	USD	43,575,934	43,245,315	43,566,073	[1,3,4,6]
Foundation Risk Partners, Corp.	Delayed Draw	9.30%	SOFR	525	10/29/2030	USD	845,415	845,415	845,415	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	9.32%	SOFR	500	10/29/2030	USD	566,603	563,777	563,770	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	9.33%	SOFR	500	10/29/2030	USD	443,287	443,287	443,287	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	9.55%	SOFR	525	10/29/2030	USD	1,443,983	1,443,982	1,443,983	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.30%	SOFR	500	10/29/2030	USD	28,404,547	28,375,045	28,404,547	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.33%	SOFR	500	10/29/2030	USD	3,419,726	3,419,726	3,419,726	[1,3,4]
Galway Borrower, LLC	Delayed Draw	8.80%	SOFR	450	9/29/2028	USD	3,996,447	190,891	236,110	[1,3,4,6,7]
Galway Borrower, LLC	Delayed Draw	8.82%	SOFR	450	9/29/2028	USD	70,087	3,617	3,615	[1,3,4,7]
Galway Borrower, LLC	First Lien Term Loan	8.83%	SOFR	450	9/29/2028	USD	6,781,042	6,781,042	6,781,042	[1,3,4]
Galway Borrower, LLC	Revolver	8.80%	SOFR	450	9/29/2028	USD	503,553	404,109	409,272	[1,3,4,6,7]
Galway Borrower, LLC	Revolver	8.82%	SOFR	450	9/29/2028	USD	62,624	11,497	11,586	[1,3,4,7]
Galway Borrower, LLC	Delayed Draw	8.80%	SOFR	450	9/30/2028	USD	83,439,484	15,569,079	16,504,882	[1,3,4,7]
Galway Borrower, LLC	First Lien Term Loan	8.80%	SOFR	450	9/30/2028	USD	46,540,180	45,943,423	46,656,531	[1,3,4]
Galway Borrower, LLC	Revolver	8.80%	SOFR	450	9/30/2028	USD	11,045,856	6,928,196	7,017,172	[1,3,4,7]
Gapco AIV Interholdco (CP), L.P.	Delayed Draw	1.00%			3/31/2033	USD	36,770,370	(1,470,341)	(1,470,815)[1,2,3]
Gapco AIV Interholdco (CP), L.P.	First Lien Term Loan	11.05%	SOFR	675	3/31/2033	USD	21,629,630	20,764,620	20,764,444	[1,3,4]
Gestion ABS Bidco, Inc.	Delayed Draw	1.00%			3/1/2031	CAD	7,500,000	(76,805)	(375,091)[1,2,3,5]
Gestion ABS Bidco, Inc.	First Lien Term Loan	8.02%	CDOR	525	3/1/2031	CAD	14,925,000	10,860,608	10,261,017	[1,3,4,5]
Gestion ABS Bidco, Inc.	Revolver	8.02%	CDOR	525	3/1/2031	CAD	2,250,000	200,054	108,728	[1,3,4,5,7]
Guidehouse, Inc.	First Lien Term Loan	9.32%	SOFR	500	12/16/2030	USD	63,272,415	62,900,712	63,091,421	[1,3,4,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Guidehouse, Inc.	First Lien Term Loan	10.07%	SOFR	575	12/16/2030	USD	23,079,155	$22,793,225	$22,988,360	[1,3,4,7]
Harp Finco Limited	First Lien Term Loan	9.96%	SONIA	550	3/27/2032	GBP	7,930,992	10,065,500	10,040,527	[1,3,4,5]
HBWM Intermediate II, LLC	Delayed Draw	8.82%	SOFR	450	11/15/2031	USD	13,366,736	13,302,146	13,307,298	[1,3,4]
HBWM Intermediate II, LLC	First Lien Term Loan	8.82%	SOFR	450	11/15/2031	USD	9,035,122	8,991,704	8,972,402	[1,3,4]
HBWM Intermediate II, LLC	Revolver	8.82%	SOFR	450	11/15/2031	USD	3,643,839	1,149,661	1,158,953	[1,3,4,7]
Helibron Midco B.V.	First Lien Term Loan	8.11%	EURIBOR	575	9/18/2026	EUR	14,732,374	16,089,004	15,428,893	[1,3,4,5]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	8.80% PIK			3/16/2029	EUR	31,991,224	32,846,553	34,539,905	[1,3,5,8]
Higginbotham Insurance Agency, Inc.	Delayed Draw	9.07%	SOFR	475	11/24/2028	USD	1,939,962	797,368	797,324	[1,3,4,7]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.80%	SOFR	450	11/24/2028	USD	3,147,047	3,147,046	3,147,047	[1,3,4]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.83%	SOFR	450	11/25/2026	USD	9,659,052	9,543,512	9,596,121	[1,3,4]
Higginbotham Insurance Agency, Inc.	Delayed Draw	8.83%	SOFR	450	11/25/2028	USD	61,591,630	61,380,788	61,190,341	[1,3,4,6]
Higginbotham Insurance Agency, Inc.	Delayed Draw	9.07%	SOFR	475	11/25/2028	USD	19,471,879	7,930,688	8,074,632	[1,3,4,7]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.83%	SOFR	450	11/25/2028	USD	82,779,878	82,376,083	82,240,542	[1,3,4]
HPS Financials	Delayed Draw	9.57%	SOFR	525	10/2/2028	USD	408,594	390,528	412,051	[1,3,4]
HPS Financials	First Lien Term Loan	9.57%	SOFR	525	10/2/2028	USD	203,646	197,210	205,369	[1,3,4]
HPS Financials	First Lien Term Loan	9.29%	SOFR	495	5/16/2029	USD	2,474,499	2,492,823	2,470,730	[1,3,4,6]
HPS Financials	First Lien Term Loan	9.57%	SOFR	525	6/28/2028	USD	19,275	19,012	19,246	[1,3,4,6]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	7.29%	SOFR	300	5/14/2031	USD	187,500,000	125,313,249	125,313,250	[1,3,4,7]
IEQ MIDCO III, LLC	Delayed Draw	8.69%	SOFR	450	12/22/2028	USD	11,409,477	4,579,943	4,784,803	[1,3,4,7]
iM Global Partner	First Lien Term Loan	8.18%	EURIBOR	575	4/7/2028	EUR	3,700,000	3,751,877	3,922,866	[1,3,4,5]
Imagine 360 LLC	Delayed Draw	1.00%			9/30/2028	USD	2,404,220	(22,627)	(15,664)[1,2,3,6]
Imagine 360 LLC	First Lien Term Loan	9.05%	SOFR	475	9/30/2028	USD	4,399,366	4,359,711	4,370,703	[1,3,4,6]
Imagine 360 LLC	Revolver	0.50%			9/30/2028	USD	1,023,922	(9,036)	(6,671)[1,2,3,6]
Inszone Mid, LLC	First Lien Term Loan	10.05%	SOFR	575	11/8/2028	USD	11,676,471	11,493,369	11,661,079	[1,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	9.31%	SOFR	500	8/27/2027	USD	50,763,254	29,593,380	30,215,186	[1,3,4,6,7]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.31%	SOFR	500	8/27/2027	USD	4,574,693	4,508,930	4,594,737	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/25/2028	USD	5,280,000	$(52,741)	$23,134	[1,2,3]
Integrity Marketing Acquisition, LLC	Revolver	11.66%	SOFR	500	8/27/2027	USD	370,370	(18,519)	1,623	[1,2,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	1.00%			8/27/2028	USD	3,792,087	(24,987)	16,616	[1,2,3,6]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.31%	SOFR	500	8/27/2028	USD	25,909,081	25,863,944	26,022,604	[1,3,4,6]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2028	USD	248,832	(2,266)	1,090	[1,2,3,6]
J.S. Held Holdings LLC	Delayed Draw	9.95%	SOFR	560	6/1/2028	USD	3,467,864	923,067	921,206	[1,3,4,6,7]
J.S. Held Holdings LLC	First Lien Term Loan	9.95%	SOFR	565	6/1/2028	USD	13,707,892	13,804,896	13,799,004	[1,3,4,6]
J.S. Held Holdings LLC	First Lien Term Loan	9.97%	SOFR	565	6/1/2028	USD	36,756,953	36,622,840	36,966,826	[1,3,4,6]
J.S. Held Holdings LLC	Revolver	0.50%			6/1/2028	USD	1,197,264	(1,469)	(2,139)[1,2,3,6]
Kensington Private Equity Fund	Second Lien Term Loan	13.80% PIK			3/27/2026	USD	5,800,000	5,729,152	5,717,866	[1,3,6,8]
Kensington Private Equity Fund	Delayed Draw	13.80% PIK			3/28/2026	USD	6,800,000	6,641,333	6,703,705	[1,3,6,8]
Kensington Private Equity Fund	Second Lien Term Loan	13.80% PIK			3/28/2026	USD	6,800,000	6,761,596	6,703,705	[1,3,6,8]
Keystone Agency Partners LLC	Delayed Draw	1.00%			5/3/2027	USD	12,786,072	(106,562)	(152,048)[1,2,3,6]
Keystone Agency Partners LLC	Delayed Draw	9.05%	SOFR	475	5/3/2027	USD	47,710,257	47,021,400	47,142,901	[1,3,4]
Keystone Agency Partners LLC	First Lien Term Loan	9.05%	SOFR	475	5/3/2027	USD	22,332,071	22,103,079	22,066,504	[1,3,4,6]
Keystone Agency Partners LLC	First Lien Term Loan	9.29%	SOFR	500	5/3/2027	USD	6,428,289	6,384,319	6,351,846	[1,3,4]
Kohlberg Kinetic Borrower, LP	Delayed Draw	1.00%			12/26/2027	USD	10,909,091	(216,475)	(218,181)[1,2,3]
Kohlberg Kinetic Borrower, LP	Delayed Draw	9.82%	SOFR	550	12/26/2027	USD	4,322,971	3,121,985	3,121,360	[1,3,4,7]
Kohlberg Kinetic Borrower, LP	Delayed Draw	9.83%	SOFR	550	12/26/2027	USD	27,569,255	27,021,617	27,017,870	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	1.00%			7/6/2029	USD	4,585,000	(43,574)	(10,160)[1,2,3,6]
KRIV Acquisition Inc.	Delayed Draw	10.05%	SOFR	575	7/6/2029	USD	3,450,665	3,369,920	3,443,019	[1,3,4,6]
KRIV Acquisition Inc.	First Lien Term Loan	10.05%	SOFR	575	7/6/2029	USD	23,003,860	22,458,206	22,945,998	[1,3,4,6]
KRIV Acquisition Inc.	Revolver	0.50%			7/6/2029	USD	2,760,532	(82,816)	(6,117)[1,2,3,6]
KRIV Acquisition Inc.	Delayed Draw	1.00%			9/20/2030	USD	10,826,923	(102,540)	(23,992)[1,2,3]
KRIV Acquisition Inc.	Delayed Draw	10.05%	SOFR	575	9/20/2030	USD	200,643	200,642	200,198	[1,3,4]
KRIV Acquisition Inc.	First Lien Term Loan	10.05%	SOFR	575	9/20/2030	USD	1,723,373	1,723,371	1,719,038	[1,3,4]
KWOR Acquisition, Inc.	Delayed Draw	1.00%			2/28/2030	USD	3,200,000	(158,240)	(163,505)[1,2,3,6]
KWOR Acquisition, Inc.	First Lien Term Loan	9.56%	SOFR	525	2/28/2030	USD	14,336,845	14,336,845	14,320,317	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
KWOR Acquisition, Inc.	Revolver	0.50%			2/28/2030	USD	2,300,000	$(113,068)	$(117,519)[1,2,3,6]
KWOR Acquisition, Inc. Holdco Note	First Lien Term Loan	12.31%	SOFR	800	2/28/2030	USD	4,713,948	4,713,948	4,708,514	[1,3,4]
LendingTree, Inc.	Delayed Draw	1.00%			3/27/2031	USD	714,286	(7,142)	(7,143)[1,2,3,6]
LendingTree, Inc.	First Lien Term Loan	10.07%	SOFR	575	3/27/2031	USD	1,651,786	1,651,786	1,651,786	[1,3,4,6]
Lido Advisors, LLC	Delayed Draw	9.30%	SOFR	500	1/15/2029	USD	10,447,029	6,515,249	6,550,473	[1,3,4,6,7]
Lido Advisors, LLC	Delayed Draw	9.32%	SOFR	500	6/15/2027	USD	13,372,836	13,145,416	13,288,378	[1,3,4,6]
Lido Advisors, LLC	Revolver	9.86%	SOFR	500	6/15/2029	USD	700,000	466,923	471,579	[1,3,4,6,7]
MAI Capital Management Intermediate LLC	Delayed Draw	9.05%	SOFR	475	8/29/2031	USD	21,128,571	8,158,450	8,313,360	[1,3,4,7]
MAI Capital Management Intermediate LLC	First Lien Term Loan	9.05%	SOFR	475	8/29/2031	USD	13,857,143	13,726,893	13,695,085	[1,3,4]
MAI Capital Management Intermediate LLC	Revolver	9.05%	SOFR	475	8/29/2031	USD	7,914,286	2,572,490	2,627,682	[1,3,4,7]
Mclarens Midco, Inc.	Delayed Draw	10.21%	SOFR	575	12/19/2025	USD	1,015,815	95,334	107,251	[1,3,4,6,7]
Mclarens Midco, Inc.	Revolver	10.21%	SOFR	575	12/19/2025	USD	3,485,026	3,485,026	3,479,718	[1,3,4,6]
More Cowbell II LLC	Revolver	9.26%	SOFR	500	9/1/2029	USD	8,415,801	4,826,475	4,807,825	[1,3,4,7]
More Cowbell II LLC	Delayed Draw	1.00%			9/1/2030	USD	6,473,693	(64,737)	(14,346)[1,2,3]
More Cowbell II LLC	First Lien Term Loan	8.89%	SOFR	500	9/1/2030	USD	59,057,759	58,063,132	58,926,889	[1,3,4]
Oakbridge Insurance Agency LLC	Delayed Draw	10.07%	SOFR	575	11/1/2029	USD	4,317,790	1,629,694	1,699,007	[1,3,4,6,7]
Oakbridge Insurance Agency LLC	First Lien Term Loan	10.07%	SOFR	575	11/1/2029	USD	8,872,409	8,725,950	8,858,897	[1,3,4,6]
Oakbridge Insurance Agency LLC	Revolver	10.07%	SOFR	575	11/1/2029	USD	1,295,337	649,293	667,285	[1,3,4,6,7]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	1,852,989	(56,093)	(18,530)[1,2,3,6]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	1.00%			6/1/2030	USD	16,837,473	(164,210)	(168,374)[1,2,3,6]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	9.22%	SOFR	500	6/1/2030	USD	98,663,354	97,574,980	97,676,720	[1,3,4,6]
Pathstone Family Office, LLC	Revolver	0.50%			5/15/2028	USD	1,084,049	(9,912)	(7,063)[1,2,3,6]
Pathstone Family Office, LLC	Revolver	9.42%	SOFR	500	5/15/2028	USD	2,497,372	1,138,385	1,140,845	[1,3,4,6,7]
Pathstone Family Office, LLC	Delayed Draw	9.42%	SOFR	500	5/15/2029	USD	4,747,599	4,569,564	4,716,667	[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	9.42%	SOFR	500	5/15/2029	USD	40,926,955	39,878,669	40,660,303	[1,3,4,6]
Patriot Growth Insurance Services, LLC	Delayed Draw	9.30%	SOFR	500	10/14/2028	USD	39,946,400	27,732,173	28,051,289	[1,3,4,7]
Patriot Growth Insurance Services, LLC	Delayed Draw	9.45%	SOFR	500	10/14/2028	USD	34,515,443	34,186,387	34,467,824	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Patriot Growth Insurance Services, LLC	First Lien Term Loan	9.30%	SOFR	500	10/14/2028	USD	14,742,749	$14,360,670	$14,722,409	[1,3,4]
Patriot Growth Insurance Services, LLC	Revolver	9.42%	SOFR	500	10/14/2028	USD	2,660,377	1,303,764	1,326,518	[1,3,4,7]
Payroc Buyer, LLC	Revolver	0.50%			10/31/2027	USD	54,382	(536)	(544)[1,2,3,6]
Payroc Buyer, LLC	First Lien Term Loan	12.32%	SOFR	800	4/30/2028	USD	2,479,460	2,454,913	2,454,665	[1,3,4,6]
People Corporation	Delayed Draw	1.00%			2/18/2028	CAD	6,523,907	(43,375)	(59,577)[1,2,3,5,6]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	9.82%	SOFR	550	11/1/2028	USD	52,282,188	51,759,476	52,202,566	[1,3,4]
Peter C. Foy & Associates Insurance Services, LLC	First Lien Term Loan	9.82%	SOFR	550	11/1/2028	USD	20,892,857	20,683,929	20,861,039	[1,3,4]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	9.82%	SOFR	550	4/23/2031	USD	9,364,286	8,258,332	8,325,747	[1,3,4,7]
Petra Borrower, LLC	Revolver	10.07%	SOFR	575	11/15/2029	USD	1,669,869	1,393,573	1,415,689	[1,3,4,7]
Petra Borrower, LLC	Delayed Draw	9.95%	SOFR	575	11/15/2030	USD	4,174,675	1,929,198	1,994,593	[1,3,4,7]
Petra Borrower, LLC	First Lien Term Loan	10.04%	SOFR	575	11/15/2030	USD	10,772,747	10,587,719	10,613,440	[1,3,4]
Petrus Buyer, Inc.	Delayed Draw	9.06%	SOFR	475	10/17/2029	USD	5,486,758	2,962,575	3,057,644	[1,3,4,7]
Petrus Buyer, Inc.	First Lien Term Loan	9.07%	SOFR	475	10/17/2029	USD	6,358,975	6,187,408	6,320,137	[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	9.56%	SOFR	525	10/17/2029	USD	14,322,345	14,007,827	14,234,872	[1,3,4]
Petrus Buyer, Inc.	Revolver	0.50%			10/17/2029	USD	1,923,077	(57,692)	(11,745)[1,2,3]
Premium Group B1	First Lien Term Loan	8.11%	EURIBOR	575	12/5/2030	EUR	21,125,461	22,268,749	22,922,529	[1,3,4,5]
Premium Group B2	Delayed Draw	1.00%			12/5/2030	EUR	3,874,539	(104,565)	21,320	[1,2,3,5]
Project Accelerate Parent, LLC	First Lien Term Loan	9.57%	SOFR	525	2/24/2031	USD	24,762,565	24,539,786	24,724,853	[1,3,4,6]
Project Accelerate Parent, LLC	First Lien Term Loan	9.57%	SOFR	525	9/19/2031	USD	43,640,625	43,253,654	43,574,164	[1,3,4]
Project Accelerate Parent, LLC	Revolver	0.50%			9/19/2031	USD	6,250,000	(52,820)	(9,518)[1,2,3]
PT&C Group, LLC	Revolver	9.86%	SOFR	550	12/24/2025	USD	1,059,000	381,809	375,265	[1,3,4,7]
PT&C Group, LLC	Delayed Draw	9.85%	SOFR	550	12/24/2029	USD	2,682,800	1,016,552	1,010,324	[1,3,4,7]
PT&C Group, LLC	First Lien Term Loan	9.85%	SOFR	550	12/24/2029	USD	4,024,200	3,956,696	3,947,836	[1,3,4]
R&T Acquisitions, LLC	Revolver	0.50%			8/31/2029	USD	2,308,228	(69,247)	(3,515)[1,2,3,6]
R&T Acquisitions, LLC	Delayed Draw	1.00%			8/31/2030	USD	5,770,569	(86,559)	(80,810)[1,2,3,6]
R&T Acquisitions, LLC	First Lien Term Loan	10.06%	SOFR	575	8/31/2030	USD	15,272,773	14,885,989	15,058,895	[1,3,4,6]
RFS Opco LLC	Delayed Draw	9.05%	SOFR	475	4/4/2031	USD	3,685,904	587,379	581,926	[1,3,4,6,7]
Rialto Management Group, LLC	First Lien Term Loan	9.32%	SOFR	500	12/5/2030	USD	4,321,191	4,279,697	4,272,164	[1,3,4,6]
Rialto Management Group, LLC	Revolver	0.50%			12/5/2030	USD	158,565	(1,502)	(1,799)[1,2,3,6]
Russell Investments US Institutional Holdco, Inc.	First Lien Term Loan	11.75%	PRIME	500	5/31/2027	USD	10,446,396	10,166,390	10,146,062	[1,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
RWA Wealth Partners, LLC	Delayed Draw	9.05%	SOFR	475	11/15/2030	USD	1,796,747	$94,719	$92,390	[1,3,4,6,7]
RWA Wealth Partners, LLC	First Lien Term Loan	9.07%	SOFR	475	11/15/2030	USD	2,227,966	2,206,725	2,203,505	[1,3,4,6]
RWA Wealth Partners, LLC	Revolver	0.50%			11/15/2030	USD	529,926	(4,971)	(5,818)[1,2,3,6]
SageSure Holdings, LLC	Delayed Draw	1.00%			1/28/2030	USD	4,426,229	(43,214)	(51,025)[1,2,3,6]
SageSure Holdings, LLC	First Lien Term Loan	9.44%	SOFR	500	1/28/2030	USD	4,573,770	4,529,741	4,521,044	[1,3,4,6]
SG Acquisition, Inc.	First Lien Term Loan	9.03%	SOFR	475	1/27/2027	USD	1,058,511	1,038,624	1,057,115	[1,3,4]
SG Acquisition, Inc.	First Lien Term Loan	9.03%	SOFR	475	4/3/2030	USD	56,491,181	55,907,109	56,416,717	[1,3,4]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	3,643,725	(30,498)	(4,803)[1,2,3]
SIB Corp.	Delayed Draw	8.23%	CDOR	525	4/24/2028	CAD	6,043,875	1,826,328	1,638,128	[1,3,4,5,7]
SIB Corp.	First Lien Term Loan	8.23%	CDOR	525	4/24/2028	CAD	13,078,622	9,411,161	9,006,159	[1,3,4,5]
SIB Corp.	Revolver	0.50%			4/24/2028	CAD	294,464	(2,907)	(12,149)[1,2,3,5]
Sigma Irish Acquico Limited	Delayed Draw	1.00%			3/20/2032	USD	2,222,222	(44,243)	(44,444)[1,2,3]
Sigma Irish Acquico Limited	First Lien Term Loan	7.70%	EURIBOR	525	3/20/2032	EUR	6,085,699	6,473,195	6,448,946	[1,3,4,5]
Sigma Irish Acquico Limited	First Lien Term Loan	9.55%	SOFR	525	3/20/2032	USD	6,388,889	6,261,519	6,261,111	[1,3,4]
Simplicity Financial Marketing Group Holdings, Inc.	Delayed Draw	9.24%	SOFR	500	12/31/2031	USD	9,476,534	1,422,844	1,401,072	[1,3,4,6,7]
Simplicity Financial Marketing Group Holdings, Inc.	First Lien Term Loan	9.28%	SOFR	500	12/31/2031	USD	35,537,004	35,188,963	35,105,102	[1,3,4,6]
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	0.50%			12/31/2031	USD	4,738,267	(46,018)	(57,587)[1,2,3,6]
SitusAMC Holdings Corporation	First Lien Term Loan	9.90%	SOFR	550	12/22/2027	USD	2,323,589	2,301,439	2,295,864	[1,3,4]
Superior Insurance Partners LLC	Delayed Draw	9.30%	SOFR	500	10/25/2029	USD	3,984,500	1,253,936	1,247,456	[1,3,4,7]
Superior Insurance Partners LLC	First Lien Term Loan	9.29%	SOFR	500	10/25/2029	USD	2,452,000	2,406,265	2,402,960	[1,3,4]
Superior Insurance Partners LLC	Revolver	0.50%			10/25/2029	USD	352,000	(6,441)	(7,040)[1,2,3]
The Ultimus Group Midco, LLC	Revolver	0.50%			3/7/2030	USD	3,515,654	(29,273)	(5,354)[1,2,3,6]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			3/7/2031	USD	4,820,114	(44,797)	(7,341)[1,2,3,6]
The Ultimus Group Midco, LLC	First Lien Term Loan	9.65%	SOFR	525	3/7/2031	USD	32,148,231	31,859,873	32,099,272	[1,3,4,6]
THG Acquisition, LLC	Delayed Draw	9.07%	SOFR	475	10/31/2031	USD	12,814,318	102,520	198,601	[1,3,4,6,7]
THG Acquisition, LLC	First Lien Term Loan	9.07%	SOFR	475	10/31/2031	USD	57,481,368	56,929,978	56,799,076	[1,3,4,6]
THG Acquisition, LLC	Revolver	9.07%	SOFR	475	10/31/2031	USD	6,407,159	765,676	811,940	[1,3,4,6,7]
Turbo Buyer, Inc.	Delayed Draw	10.45%	SOFR	600	12/2/2025	USD	5,768,082	5,628,844	5,562,329	[1,3,4]
Turbo Buyer, Inc.	First Lien Term Loan	10.45%	SOFR	600	12/2/2025	USD	4,098,830	4,081,917	3,952,621	[1,3,4]
Unison Risk Advisors Inc.	Delayed Draw	9.06%	SOFR	475	10/16/2031	USD	447,787	443,600	445,003	[1,3,4]
Unison Risk Advisors Inc.	Revolver	0.50%			10/17/2030	USD	2,613,507	(24,355)	(16,245)[1,2,3,6]
Unison Risk Advisors Inc.	Revolver	11.25%	PRIME	350	10/17/2030	USD	211,906	209,918	210,589	[1,3,4,6]
Unison Risk Advisors Inc.	Revolver	11.25%	SOFR	350	10/17/2030	USD	706,353	699,759	701,963	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Unison Risk Advisors Inc.	Delayed Draw	9.06%	SOFR	475	10/17/2031	USD	1,250,000	$1,238,135	$1,242,230	[1,3,4,6]
Unison Risk Advisors Inc.	Delayed Draw	9.07%	SOFR	475	10/17/2031	USD	10,595,120	760,781	788,830	[1,3,4,6,7]
Unison Risk Advisors Inc.	First Lien Term Loan	9.07%	SOFR	475	10/17/2031	USD	20,425,148	20,229,583	20,298,191	[1,3,4,6]
UniVista Intermediate HoldCo, LLC	First Lien Term Loan	8.17%	SOFR	385	1/10/2030	USD	9,925,057	9,769,002	9,742,150	[1,3,4]
UniVista Intermediate HoldCo, LLC	First Lien Term Loan	9.57%	SOFR	525	1/10/2030	USD	13,085,124	12,832,248	12,795,571	[1,3,4]
Vale Insurance Services LLC	First Lien Term Loan	9.70%	SOFR	525	12/1/2027	USD	21,903,226	21,684,194	21,869,869	[1,3,4]
Vale Insurance Services LLC	Revolver	9.67%	SOFR	525	12/1/2027	USD	2,419,355	483,871	480,186	[1,3,4,7]
Waverly Advisors, LLC	Delayed Draw	9.45%	SOFR	550	3/1/2028	USD	5,226,840	762,152	750,601	[1,3,4,6,7]
Waverly Advisors, LLC	Revolver	10.20%	SOFR	550	3/1/2028	USD	509,436	96,924	95,737	[1,3,4,6,7]
Wealth Enhancement Group, LLC	Delayed Draw	9.29%	SOFR	500	10/2/2027	USD	7,276,509	7,206,151	7,174,889	[1,3,4,6]
Wealth Enhancement Group, LLC	Delayed Draw	9.32%	SOFR	500	10/2/2027	USD	9,175,676	8,469,216	8,443,587	[1,3,4,6,7]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2027	USD	3,277,828	(77,565)	(48,512)[1,2,3,6]
Wealth Enhancement Group, LLC	Delayed Draw	1.00%			10/2/2028	USD	13,528,739	(63,468)	(193,644)[1,2,3,6]
Wealth Enhancement Group, LLC	Delayed Draw	9.31%	SOFR	500	10/2/2028	USD	3,886,668	3,886,668	3,886,668	[1,3,4]
Wealth Enhancement Group, LLC	Delayed Draw	9.32%	SOFR	500	10/2/2028	USD	100,556,475	96,975,624	96,082,386	[1,3,4,7]
Wealth Enhancement Group, LLC	Delayed Draw	9.32%	SOFR	500	10/2/2028	USD	12,096,774	829,160	708,549	[1,3,4,7]
Wealth Enhancement Group, LLC	Delayed Draw	9.33%	SOFR	500	10/2/2028	USD	1,119,048	1,037,891	1,037,852	[1,3,4,7]
Wealth Enhancement Group, LLC	First Lien Term Loan	9.29%	SOFR	500	10/2/2028	USD	256,293	256,293	256,293	[1,3,4]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2028	USD	3,000,657	(10,455)	(44,229)[1,2,3,6]
Wealth Enhancement Group, LLC	Delayed Draw	9.29%	SOFR	500	10/2/2029	USD	3,139,241	3,139,237	3,092,780	[1,3,4]
Wealth Enhancement Group, LLC	First Lien Term Loan	9.29%	SOFR	500	10/2/2029	USD	15,904,665	15,904,649	15,669,276	[1,3,4]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2029	USD	906,041	—	(13,409)[1,2,3]
World Associates Holdings, LLC	Delayed Draw	1.00%			4/3/2030	USD	11,599,378	(57,377)	(70,843)[1,2,3]
World Associates Holdings, LLC	First Lien Term Loan	9.30%	SOFR	500	4/3/2030	USD	10,000,000	9,950,962	9,988,870	[1,3,4]
World Associates Holdings, LLC	Revolver	0.50%			4/3/2030	USD	722,913	(3,536)	(4,415)[1,2,3]
World Insurance Associates, LLC	Delayed Draw	9.30%	SOFR	500	4/3/2028	USD	32,475,789	31,948,614	32,277,447	[1,3,4]
World Insurance Associates, LLC	First Lien Term Loan	9.30%	SOFR	500	4/3/2028	USD	39,864,500	38,355,592	39,820,132	[1,3,4,6]
World Insurance Associates, LLC	Delayed Draw	1.00%			4/3/2030	USD	1,264,363	(6,272)	(7,722)[1,2,3,6]
World Insurance Associates, LLC	First Lien Term Loan	9.30%	SOFR	500	4/3/2030	USD	55,384,391	54,475,833	55,322,750	[1,3,4,6]
World Insurance Associates, LLC	Revolver	0.50%			4/3/2030	USD	92,265	(454)	(563)[1,2,3,6]
Worldwide Insurance Network, LLC	Delayed Draw	9.32%	SOFR	500	5/28/2030	USD	1,990,837	851,864	851,864	[1,3,4,6,7]
Worldwide Insurance Network, LLC	First Lien Term Loan	9.32%	SOFR	500	5/28/2030	USD	2,493,153	2,493,153	2,493,153	[1,3,4,6]
								3,177,763,741	3,196,018,751

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — 15.1%
123Dentist, Inc.	Delayed Draw	7.72%	PRIME	500	8/10/2029	CAD	9,656,048	$3,878,492	$3,459,088	[1,3,4,5,6,7]
123Dentist, Inc.	First Lien Term Loan	7.72%	CDOR	500	8/10/2029	CAD	39,461,496	29,771,648	27,250,513	[1,3,4,5]
AAH Topco, LLC	Delayed Draw	9.67%	SOFR	525	12/22/2027	USD	32,245,688	28,904,958	28,872,084	[1,3,4,7]
AAH Topco, LLC	First Lien Term Loan	9.67%	SOFR	525	12/22/2027	USD	3,994,874	3,954,925	3,928,958	[1,3,4]
AAH Topco, LLC	Revolver	0.50%			12/22/2027	USD	423,729	(4,237)	(6,992)[1,2,3]
AAH Topco, LLC	Delayed Draw	1.00%			3/31/2031	USD	11,600,000	(58,000)	(58,000)[1,3]
AB Centers Acquisition Corporation	Delayed Draw	9.57%	SOFR	525	7/2/2031	USD	4,147,638	1,220,549	1,256,791	[1,3,4,6,7]
AB Centers Acquisition Corporation	First Lien Term Loan	9.32%	SOFR	500	7/2/2031	USD	7,857,143	7,820,780	7,773,878	[1,3,4]
AB Centers Acquisition Corporation	First Lien Term Loan	9.32%	SOFR	500	7/2/2031	USD	2,718,255	2,705,189	2,689,448	[1,3,4,6]
AB Centers Acquisition Corporation	First Lien Term Loan	9.57%	SOFR	525	7/2/2031	USD	14,954,864	14,746,491	14,796,382	[1,3,4,6]
AB Centers Acquisition Corporation	Revolver	0.50%			7/2/2031	USD	2,073,819	(21,584)	(4,596)[1,2,3,6]
AB Centers Acquisition Corporation	First Lien Term Loan	9.32%	SOFR	500	10/31/2031	USD	6,685,732	6,632,086	6,614,881	[1,3,4]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Delayed Draw	1.00%			12/17/2029	USD	2,464,647	(33,879)	(14,729)[1,2,3]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	First Lien Term Loan	9.80%	SOFR	550	12/17/2029	USD	18,752,852	18,082,166	18,640,034	[1,3,4]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	First Lien Term Loan	10.05%	SOFR	575	12/17/2029	USD	1,750,276	1,720,636	1,747,611	[1,3,4,6]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Revolver	9.80%	SOFR	550	12/17/2029	USD	1,735,776	462,874	452,258	[1,3,4,7]
ACI Group Holdings, Inc.	Delayed Draw	10.42%	SOFR	610	8/2/2028	USD	3,014,437	3,014,437	3,014,437	[1,3,4]
ACI Group Holdings, Inc.	Delayed Draw	10.42%, 3.25% PIK	SOFR	275	8/2/2028	USD	3,703,942	3,628,405	3,698,302	[1,3,4,8]
ACI Group Holdings, Inc.	First Lien Term Loan	10.42%	SOFR	610	8/2/2028	USD	2,008,965	2,008,965	2,008,965	[1,3,4]
ACI Group Holdings, Inc.	First Lien Term Loan	10.42%, 3.25% PIK	SOFR	275	8/2/2028	USD	10,038,757	9,925,958	10,023,469	[1,3,4,8]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	10.63%	SOFR	625	5/7/2027	USD	2,340,385	2,221,434	2,336,821	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	10.78%	SOFR	625	5/7/2027	USD	10,718,678	10,625,234	10,702,354	[1,3,4]
ADS Buyer, Inc.	First Lien Term Loan	9.48%	SOFR	500	12/31/2026	USD	11,351,775	11,209,878	11,334,487	[1,3,4]
ADS Buyer, Inc.	First Lien Term Loan	9.48%	SOFR	500	12/30/2027	USD	6,361,122	6,297,511	6,351,435	[1,3,4]
Advantage HCS LLC	First Lien Term Loan	9.55%	SOFR	525	11/8/2029	USD	28,428,750	27,727,814	28,853,815	[1,3,4]
Advantage HCS LLC	Revolver	13.00%	PRIME	425	11/8/2029	USD	7,500,000	4,323,039	4,488,578	[1,3,4,7]
Advocate RCM Acquisition Corp.	First Lien Term Loan	10.65%	SOFR	625	12/22/2026	USD	3,270,877	3,235,421	3,213,637	[1,3,4]
Advocate RCM Acquisition Corp.	Revolver	0.50%			12/22/2026	USD	521,000	(5,279)	(9,118)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	9.18%	SOFR	475	12/17/2027	USD	10,984,454	$10,894,883	$9,212,889	[1,3,4,6]
AG-Twin Brook Healthcare	Delayed Draw	11.80%, 3.00% PIK	SOFR	425	12/31/2026	USD	7,656,232	7,505,099	7,322,681	[1,3,4,7,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.81%, 3.00% PIK	SOFR	425	12/31/2026	USD	12,205,979	12,176,258	11,766,925	[1,3,4,8]
AG-Twin Brook Healthcare	Delayed Draw	9.30%	SOFR	500	10/29/2026	USD	19,521,522	19,106,441	19,180,762	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.44%	SOFR	600	12/14/2026	USD	19,350,000	19,206,552	19,214,269	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	11.56%, 2.50% PIK	SOFR	450	12/31/2026	USD	14,584,082	14,472,459	14,269,178	[1,3,4,6,8]
AG-Twin Brook Healthcare	First Lien Term Loan	12.55%, 8.00% PIK	SOFR	400	2/23/2027	USD	15,483,541	15,291,260	14,810,642	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	10.81% PIK	SOFR	625	3/5/2026	USD	6,904,635	6,881,076	407,773	[1,3,4,6,8]
AG-Twin Brook Healthcare	First Lien Term Loan	10.55%	SOFR	600	5/27/2026	USD	13,488,751	13,328,608	13,311,977	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.44%	SOFR	600	6/10/2026	USD	9,676,734	9,599,810	9,518,999	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	13.06%, 2.25% PIK	SOFR	625	7/1/2026	USD	30,497,780	30,413,207	29,282,003	[1,3,4,6,8]
AG-Twin Brook Healthcare	Delayed Draw	10.05%	SOFR	575	7/29/2027	USD	49,950,000	48,986,374	49,416,460	[1,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	9.94%	SOFR	550	8/20/2027	USD	10,968,310	10,807,284	10,850,851	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.35%	SOFR	575	9/22/2026	USD	24,187,500	24,058,611	12,897,498	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.56%	SOFR	600	9/25/2026	USD	19,402,389	19,152,715	19,144,241	[1,3,4]
AHR Intermediate, Inc.	Delayed Draw	10.05%	SOFR	575	12/16/2026	USD	14,472,853	10,237,081	10,194,733	[1,3,4,7]
AHR Intermediate, Inc.	First Lien Term Loan	10.05%	SOFR	575	7/29/2027	USD	27,437,771	27,251,574	27,144,696	[1,3,4]
Alcami Corporation	Delayed Draw	11.42%	SOFR	700	12/21/2028	USD	1,651,318	1,593,578	1,665,291	[1,3,4]
Alcami Corporation	First Lien Term Loan	11.46%	SOFR	700	12/21/2028	USD	22,438,356	21,881,980	22,628,226	[1,3,4]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	3,052,838	206,067	224,314	[1,3,7]
Alcresta Therapeutics, Inc.	Revolver	0.50%			3/12/2030	USD	360,750	(6,733)	(8,488)[1,2,3]
Alcresta Therapeutics, Inc.	Delayed Draw	1.00%			3/12/2026	USD	3,667,500	(67,836)	(86,294)[1,2,3]
Alcresta Therapeutics, Inc.	First Lien Term Loan	9.81%	SOFR	550	3/12/2030	USD	3,576,000	3,518,407	3,491,858	[1,3,4]
Alcresta Therapeutics, Inc.	Revolver	0.50%			3/12/2030	USD	360,750	(6,016)	(8,488)[1,2,3]
Allied Benefit Systems Intermediate LLC	Delayed Draw	9.54%	SOFR	525	10/31/2030	USD	9,043,009	8,909,834	9,029,238	[1,3,4,6]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	9.56%	SOFR	525	10/31/2030	USD	49,310,954	48,545,083	49,235,857	[1,3,4,6]
American Family Care	Delayed Draw	10.40%	SOFR	600	2/28/2026	USD	795,000	58,544	53,027	[1,3,4,7]
American Family Care	First Lien Term Loan	10.40%	SOFR	600	2/28/2029	USD	2,066,572	2,009,410	1,997,755	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
American Family Care	Revolver	0.50%			2/28/2029	USD	318,482	$(8,266)	$(10,605)[1,2,3]
American Renal Associates Holdings, Inc.	First Lien Term Loan	10.65%	SOFR	625	1/25/2027	USD	11,610,000	11,466,469	11,403,156	[1,3,4,6]
Arrow Management Acquisition	Delayed Draw	9.04%	SOFR	475	10/14/2027	USD	20,000,000	9,476,476	9,659,711	[1,3,4,6,7]
Arrow Management Acquisition	Revolver	0.50%			10/14/2027	USD	1,555,556	(13,125)	(20,541)[1,2,3,6]
Ascend Plastic Surgery Partners MSO, LLC	Delayed Draw	1.00%			5/3/2029	USD	2,703,000	(44,483)	(54,060)[1,2,3]
Ascend Plastic Surgery Partners MSO, LLC	First Lien Term Loan	9.30%	SOFR	500	5/3/2029	USD	896,495	881,155	878,565	[1,3,4]
Ascend Plastic Surgery Partners MSO, LLC	Revolver	0.50%			5/3/2029	USD	548,500	(9,007)	(10,970)[1,2,3]
ASP Global Holdings, LLC	Delayed Draw	9.57%	SOFR	525	7/31/2026	USD	4,933,161	3,503,172	3,485,724	[1,3,4,7]
ASP Global Holdings, LLC	First Lien Term Loan	9.57%	SOFR	525	7/31/2029	USD	10,717,188	10,573,200	10,502,844	[1,3,4]
ASP Global Holdings, LLC	Revolver	9.57%	SOFR	525	7/31/2029	USD	1,713,272	1,057,004	1,050,807	[1,3,4,7]
AWC-MH Acquisition LLC	First Lien Term Loan	14.92%, 5.50% PIK	SOFR	500	6/30/2025	USD	9,711,688	9,553,475	8,468,592	[1,3,4,8]
AXPM Dental Management, LLC	Delayed Draw	1.00%			12/28/2027	USD	8,243,186	(82,357)	(115,074)[1,2,3]
AXPM Dental Management, LLC	First Lien Term Loan	9.47%	SOFR	525	12/28/2027	USD	18,946,550	18,782,532	18,682,056	[1,3,4]
AXPM Dental Management, LLC	Revolver	0.50%			12/28/2027	USD	3,131,476	(31,229)	(43,716)[1,2,3]
Azurity Pharmaceuticals, Inc.	First Lien Term Loan	11.29%	SOFR	700	3/14/2030	USD	36,296,120	35,575,368	35,570,197	[1,3,4]
Bamboo US Bidco LLC	Delayed Draw	1.00%			9/29/2030	USD	10,749,880	(104,224)	(68,966)[1,2,3]
Bamboo US BidCo LLC	Delayed Draw	9.54% PIK	SOFR	525	9/29/2030	USD	3,479,724	2,967,527	3,030,016	[1,3,4,6,7,8]
Bamboo US BidCo LLC	First Lien Term Loan	7.86% PIK	EURIBOR	525	9/29/2030	EUR	6,196,579	6,382,675	6,657,466	[1,3,4,5,8]
Bamboo US Bidco LLC	First Lien Term Loan	9.54% PIK	SOFR	525	9/29/2030	USD	12,470,415	12,154,660	12,390,411	[1,3,4,6,8]
Bamboo US BidCo LLC	First Lien Term Loan	9.54% PIK	SOFR	525	9/29/2030	USD	10,117,028	9,867,061	10,052,123	[1,3,4,8]
Bamboo US Bidco LLC	Delayed Draw	9.54%	SOFR	525	9/30/2030	USD	2,380,000	404,271	412,115	[1,3,4,6,7]
Bausch Receivables Funding LP	Revolver	10.97%	SOFR	665	1/28/2028	USD	12,000,000	5,765,714	5,981,725	[1,3,4,6,7]
Biocare Medical LLC	First Lien Term Loan	9.17%	SOFR	475	12/9/2027	USD	21,486,465	21,271,600	21,453,743	[1,3,4]
Biocare Medical LLC	Revolver	0.50%			12/9/2027	USD	2,777,778	—	(4,230)[1,2,3]
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	9.32%	SOFR	500	1/21/2031	USD	6,282,029	4,248,185	4,235,973	[1,3,4,7]
Blue Cloud Pediatric Surgery Centers, LLC	First Lien Term Loan	9.32%	SOFR	500	1/21/2031	USD	29,583,967	29,298,234	29,241,129	[1,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	0.50%			1/21/2031	USD	4,134,004	(39,452)	(47,908)[1,2,3]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	9.49%	SOFR	525	12/22/2031	USD	3,352,131	2,648,935	2,642,994	[1,3,4,6,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
Bridge Consumer Healthcare Intermediate LLC	First Lien Term Loan	9.47%	SOFR	525	12/22/2031	USD	7,061,824	$6,992,933	$6,980,272	[1,3,4,6]
Bridge Consumer Healthcare Intermediate LLC	Revolver	0.50%			12/22/2031	USD	1,340,853	(12,953)	(15,484)[1,2,3,6]
BrightStar Group Holdings, Inc.	First Lien Term Loan	9.25%	SOFR	500	2/28/2032	USD	4,017,186	3,977,361	3,972,424	[1,3,4,6]
BrightStar Group Holdings, Inc.	Revolver	0.50%			2/28/2032	USD	527,933	(5,215)	(5,883)[1,2,3,6]
Calcium Bidco Limited	Delayed Draw	1.00%			2/28/2032	USD	9,375,000	(139,755)	(132,881)[1,2,3]
Calcium Bidco Limited	First Lien Term Loan	9.50%	SOFR	525	2/28/2032	USD	38,000,000	37,494,405	37,461,388	[1,3,4]
Calcium Bidco Limited	Revolver	0.50%			8/28/2031	USD	5,000,000	(74,004)	(70,870)[1,2,3]
Cambrex Corporation	Delayed Draw	1.00%			3/6/2032	USD	3,278,987	(32,542)	(32,790)[1,2,3,6]
Cambrex Corporation	First Lien Term Loan	9.07%	SOFR	475	3/6/2032	USD	21,971,207	21,753,030	21,751,495	[1,3,4,6]
Cambrex Corporation	Revolver	0.50%			3/6/2032	USD	918,367	(9,093)	(9,184)[1,2,3,6]
Cardiology Management Holdings, LLC	First Lien Term Loan	10.70%	SOFR	625	1/31/2029	USD	1,808,495	1,772,651	1,805,741	[1,3,4,6]
Cascade Purchaser, LLC	First Lien Term Loan	9.36%	SOFR	500	12/9/2030	USD	11,516,129	11,377,699	11,354,393	[1,3,4,6]
Cascade Purchaser, LLC	Revolver	9.36%	SOFR	500	12/9/2030	USD	1,233,871	440,212	437,576	[1,3,4,6,7]
CDL Parent, Inc.	First Lien Term Loan	9.30%	SOFR	500	12/7/2027	USD	4,408,067	4,348,653	4,370,104	[1,3,4,6]
CDL Parent, Inc.	Revolver	9.45%	SOFR	500	12/7/2027	USD	251,889	77,256	78,435	[1,3,4,6,7]
Coding Solutions Acquisition, Inc.	Delayed Draw	9.43%	SOFR	500	8/7/2031	USD	12,264,726	6,490,759	6,462,289	[1,3,4,7]
Coding Solutions Acquisition, Inc.	First Lien Term Loan	9.32%	SOFR	500	8/7/2031	USD	27,008,110	26,629,442	26,562,474	[1,3,4]
Coding Solutions Acquisition, Inc.	First Lien Term Loan	9.32%	SOFR	500	8/7/2031	USD	3,077,682	3,044,626	3,026,900	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	9.43%	SOFR	500	8/7/2031	USD	3,066,567	2,948,004	2,939,633	[1,3,4,7]
Color Intermediate, LLC	First Lien Term Loan	9.15%	SOFR	475	10/4/2029	USD	40,285,062	39,700,932	40,452,987	[1,3,4]
Community Medical Acquisition Corp.	Revolver	9.20%	SOFR	475	12/15/2027	USD	3,683,963	3,483,774	3,444,399	[1,3,4,7]
Community Medical Acquisition Corp.	First Lien Term Loan	9.20%	SOFR	475	12/15/2028	USD	25,447,642	25,110,230	24,964,232	[1,3,4]
ComPsych Investment Corp.	Delayed Draw	1.00%			7/22/2031	USD	22,000,000	(104,664)	(33,504)[1,2,3]
ComPsych Investment Corp.	First Lien Term Loan	9.04%	SOFR	475	7/22/2031	USD	62,131,852	61,842,994	62,037,230	[1,3,4]
Confluent Health, LLC	First Lien Term Loan	11.82%	SOFR	750	11/30/2028	USD	16,842,997	15,965,876	16,618,902	[1,3,4]
Connect America.com, LLC	First Lien Term Loan	9.80%	SOFR	550	10/11/2029	USD	15,000,000	14,769,729	14,751,688	[1,3,4]
Continental Buyer, Inc.	Delayed Draw	1.00%			4/2/2031	USD	12,310,650	(61,068)	(75,186)[1,2,3,6]
Continental Buyer, Inc.	Delayed Draw	8.81%	SOFR	450	4/2/2031	USD	17,197,452	16,929,478	17,092,420	[1,3,4,6]
Continental Buyer, Inc.	First Lien Term Loan	9.00%	SOFR	450	4/2/2031	USD	43,833,200	43,239,737	43,565,493	[1,3,4,6]
Continental Buyer, Inc.	Revolver	9.58%	SOFR	525	4/2/2031	USD	11,097,478	(36,639)	2,286	[1,3,4,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
CORA Health Holdings Corp.	Delayed Draw	10.21%	ARR CSA	575	6/15/2027	USD	227,553	$199,113	$218,686	[1,3,4]
CORA Health Holdings Corp.	First Lien Term Loan	10.21% PIK	ARR CSA	575	6/15/2027	USD	13,568,550	13,434,729	13,039,841	[1,3,4,8]
CORA Health Holdings Corp.	Revolver	10.21%	ARR CSA	575	6/15/2027	USD	769,231	442,275	412,334	[1,3,4,7]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	9.07%	ARR CSA	475	1/30/2029	USD	8,809,496	8,549,303	8,774,090	[1,3,4]
CPC/Cirtec Holdings, Inc.	Revolver	0.50%			10/31/2028	USD	1,138,677	(888)	(4,576)[1,2,3,6]
CPF Dental, LLC	Delayed Draw	13.81%, 4.25% PIK	SOFR	500	9/30/2025	USD	13,361,370	12,925,784	13,201,984	[1,3,4,6,7,8]
CPF Dental, LLC	First Lien Term Loan	13.82%, 4.25% PIK	SOFR	500	9/30/2025	USD	5,561,553	5,553,782	5,508,659	[1,3,4,6,8]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			11/27/2031	USD	316,947	(3,019)	(3,577)[1,2,3,6]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	8.28%	EURIBOR	550	11/27/2031	EUR	631,416	654,240	668,236	[1,3,4,5,6]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	9.94%	SOFR	550	11/27/2031	USD	232,425	227,932	227,462	[1,3,4,6]
Creek Parent, Inc.	First Lien Term Loan	9.57%	SOFR	525	12/18/2031	USD	187,316,360	184,320,805	184,038,323	[1,3,4,6]
Creek Parent, Inc.	Revolver	0.50%			12/18/2031	USD	23,248,856	(368,642)	(406,855)[1,2,3,6]
Crossroads Holding, LLC	First Lien Term Loan	9.44% PIK	SOFR	500	12/23/2027	USD	14,064,634	13,962,794	12,112,272	[1,3,4,6,8]
Curia Global, Inc.	Revolver	10.57%	SOFR	625	1/29/2029	USD	10,833,333	5,352,150	5,351,667	[1,3,4,7]
CVP Holdco, Inc.	Delayed Draw	9.07%	SOFR	475	6/28/2030	USD	5,882,852	95,557	127,936	[1,3,4,6,7]
CVP Holdco, Inc.	First Lien Term Loan	9.07%	SOFR	475	6/28/2030	USD	22,158,744	21,956,879	22,071,898	[1,3,4,6]
CVP Holdco, Inc.	Revolver	0.50%			6/28/2030	USD	2,353,141	(20,803)	(9,223)[1,2,3,6]
DCA Investment Holding, LLC	Delayed Draw	10.70%	SOFR	641	4/3/2028	USD	3,855,842	3,801,239	3,849,970	[1,3,4,6]
DCA Investment Holding, LLC	First Lien Term Loan	10.70%	SOFR	641	4/3/2028	USD	15,460,338	15,324,622	15,436,793	[1,3,4,6]
Deca Dental Holdings, LLC	Delayed Draw	10.15%	SOFR	575	8/26/2028	USD	1,433,333	1,372,417	1,412,259	[1,3,4]
Deca Dental Holdings, LLC	First Lien Term Loan	10.15%	SOFR	575	8/26/2028	USD	13,616,667	12,804,926	13,416,463	[1,3,4]
Deca Dental Holdings, LLC	Revolver	10.15%	SOFR	575	8/26/2027	USD	1,111,111	1,110,542	1,094,775	[1,3,4]
Delorean Purchaser, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/16/2031	USD	22,870,281	22,535,749	22,491,998	[1,3,4,6]
Delorean Purchaser, Inc.	Revolver	0.50%			12/16/2031	USD	3,430,542	(49,709)	(56,742)[1,2,3,6]
Dentive Capital, LLC	Delayed Draw	11.05%	SOFR	675	5/3/2030	USD	5,721,528	3,005,739	3,098,001	[1,3,4,7]
Dental Care Alliance, LLC	First Lien Term Loan	10.70%	SOFR	641	4/3/2028	USD	2,115	2,089	2,112	[1,3,4]
DOCS MSO LLC	First Lien Term Loan	10.17%	SOFR	575	6/1/2028	USD	16,905,242	16,720,981	16,651,663	[1,3,4]
DOCS MSO LLC	Revolver	10.13%	SOFR	575	6/1/2028	USD	1,612,903	300,000	298,387	[1,3,4,7]
DOCS MSO LLC	First Lien Term Loan	10.17%	SOFR	575	6/1/2028	USD	2,185,940	2,153,659	2,153,151	[1,3,4,6]
DSH Merger Sub, Inc.	First Lien Term Loan	9.82%	SOFR	540	3/15/2027	USD	435,895	433,021	431,914	[1,3,4]
DSH Merger Sub, Inc.	First Lien Term Loan	9.82%	SOFR	550	3/15/2027	USD	3,397,834	3,375,434	3,366,801	[1,3,4]
Emerge Intermediate, Inc.	Delayed Draw	10.56%	SOFR	625	2/26/2026	USD	123,336	122,488	121,138	[1,3,4]
Emerge Intermediate, Inc.	First Lien Term Loan	10.56%	SOFR	625	2/26/2026	USD	12,199,874	12,114,150	11,982,510	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
Emerge Intermediate, Inc.	Revolver	10.56%	SOFR	625	2/26/2026	USD	1,860,000	$1,848,072	$1,826,861	[1,3,4]
Emergency Care Partners, LLC	Delayed Draw	1.00%			10/18/2027	USD	5,720,414	(70,799)	(90,276)[1,2,3]
Emergency Care Partners, LLC	First Lien Term Loan	9.80%	SOFR	550	10/18/2027	USD	19,865,095	19,658,341	19,551,599	[1,3,4]
Emergency Care Partners, LLC	Revolver	0.50%			10/18/2027	USD	2,092,020	(25,863)	(33,014)[1,2,3]
Emmes Blocker, Inc.	Delayed Draw	10.03%	SOFR	575	7/7/2028	USD	16,518,376	16,188,067	16,493,220	[1,3,4,6]
Emmes Blocker, Inc.	First Lien Term Loan	10.03%	SOFR	575	7/7/2028	USD	8,067,073	7,965,852	8,054,788	[1,3,4]
Endodontic Practice Partners LLC	Delayed Draw	1.00%			11/2/2027	USD	2,216,460	(22,987)	(34,134)[1,2,3]
Endodontic Practice Partners LLC	Delayed Draw	9.80%	SOFR	550	11/2/2027	USD	1,153,280	1,141,399	1,135,520	[1,3,4]
Endodontic Practice Partners LLC	Delayed Draw	9.80%	SOFR	575	11/2/2027	USD	234,260	231,607	230,652	[1,3,4]
ENT MSO LLC	Delayed Draw	10.66%	SOFR	625	12/31/2025	USD	4,786,239	3,485,318	3,519,030	[1,3,4,6,7]
ENT MSO LLC	Delayed Draw	11.41%	SOFR	700	12/31/2025	USD	6,606,083	6,341,059	6,596,023	[1,3,4,6]
ENT MSO LLC	Revolver	10.91%	SOFR	650	12/31/2025	USD	958,115	829,011	834,497	[1,3,4,6,7]
ERC TOPCO Holdings, Inc.	Revolver	10.06%	SOFR	550	3/31/2030	USD	1,289,316	859,544	859,544	[1,3,4,7]
ERC TOPCO Holdings, Inc.	First Lien Term Loan	11.06%	SOFR	650	3/31/2030	USD	5,827,928	5,827,928	5,827,928	[1,3,4]
eResearchTechnology, Inc.	Delayed Draw	9.07%	SOFR	475	1/17/2032	USD	2,175,229	36,417	31,415	[1,3,4,6,7]
eResearchTechnology, Inc.	First Lien Term Loan	9.07%	SOFR	475	1/17/2032	USD	6,132,298	6,072,252	6,057,769	[1,3,4,6]
eResearchTechnology, Inc.	Revolver	0.50%			10/17/2031	USD	692,471	(6,720)	(8,416)[1,2,3,6]
Evolent Health LLC	Delayed Draw	9.44%	SOFR	500	12/6/2029	USD	5,961,685	5,789,391	5,834,391	[1,3,4,6]
Evolent Health LLC	Revolver	8.46%	SOFR	500	12/6/2029	USD	1,000	490	488	[1,3,4,6,7]
Exactcare Parent, Inc.	First Lien Term Loan	9.80%	SOFR	550	11/3/2029	USD	9,396,209	9,184,182	9,413,798	[1,3,4]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(21,867)	(1,573)[1,2,3]
FC Compassus, LLC	Delayed Draw	10.07%, 1.50% PIK	SOFR	425	11/26/2030	USD	2,377,257	230,870	247,669	[1,3,4,7,8]
FC Compassus, LLC	First Lien Term Loan	10.07%, 1.50% PIK	SOFR	425	11/26/2030	USD	21,623,760	21,313,034	21,299,404	[1,3,4,8]
FH DMI Buyer, Inc.	Delayed Draw	9.22%	SOFR	500	10/11/2030	USD	3,055,096	522,646	516,006	[1,3,4,7]
FH DMI Buyer, Inc.	First Lien Term Loan	9.22%	SOFR	500	10/11/2030	USD	5,499,172	5,421,488	5,408,435	[1,3,4]
FH DMI Buyer, Inc.	Revolver	0.50%			10/11/2030	USD	916,529	(12,688)	(15,123)[1,2,3]
FH MD Buyer, Inc.	First Lien Term Loan	9.44%	SOFR	511	7/22/2028	USD	14,512,500	14,367,375	14,432,437	[1,3,4]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	11.19%	SOFR	675	12/15/2028	USD	4,900,000	4,900,000	4,887,086	[1,3,4]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	8.44%	SOFR	400	12/17/2029	USD	11,500,000	11,500,000	11,469,692	[1,3,4]
Financiere N	First Lien Term Loan	8.93%	SOFR	450	1/22/2029	USD	37,500,000	37,500,000	37,437,525	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
Fortis Life Sciences, LLC	First Lien Term Loan	9.64%	SOFR	525	9/17/2027	USD	18,183,807	$17,939,781	$15,841,210	[1,3,4]
Fortis Life Sciences, LLC	Revolver	9.64%	SOFR	525	9/17/2027	USD	2,438,266	2,432,179	2,124,147	[1,3,4]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	9.38%	CDOR	575	3/4/2027	CAD	36,758,217	28,142,541	25,503,605	[1,3,4,5]
Fyzical Buyer, LLC	First Lien Term Loan	9.82%	SOFR	550	6/26/2028	USD	2,459,473	2,426,376	2,420,122	[1,3,4]
Fyzical Buyer, LLC	Revolver	9.82%	SOFR	550	6/26/2028	USD	354,000	186,509	185,496	[1,3,4,7]
Geriatric Medical & Surgical Supply, LLC	First Lien Term Loan	9.80%	SOFR	550	6/21/2027	USD	2,502,459	2,473,167	2,464,922	[1,3,4]
GHX Ultimate Parent Corporation	First Lien Term Loan	9.05%	SOFR	475	12/27/2031	USD	76,746,853	75,997,308	(74,949)[1,2,3,6]
GHX Ultimate Parent Corporation	Revolver	0.50%			12/27/2031	USD	6,981,599	(67,574)	(74,949)[1,2,3,6]
Goldeneye Parent, LLC	First Lien Term Loan	9.30%	SOFR	500	3/31/2032	USD	53,306,368	53,039,836	53,039,836	[1,3,4]
Goldeneye Parent, LLC	Revolver	0.50%			3/31/2032	USD	7,731,845	(38,659)	(38,659)[1,2,3]
Grand River Aseptic Manufacturing, Inc.	First Lien Term Loan	9.29%	SOFR	500	3/10/2031	USD	7,489,502	7,415,153	7,410,626	[1,3,4]
Grand River Aseptic Manufacturing, Inc.	Revolver	0.50%			3/10/2031	USD	2,304,462	(22,819)	(24,270)[1,2,3]
GSV Holding, LLC	First Lien Term Loan	9.54%	SOFR	525	10/18/2030	USD	82,481,650	81,700,982	81,968,964	[1,3,4,6]
GSV Holding, LLC	Revolver	0.50%			10/18/2030	USD	1,602,036	(14,973)	(9,958)[1,2,3,6]
Gula Buyer Inc.	First Lien Term Loan	9.32%	SOFR	500	10/25/2031	USD	23,057,070	22,780,697	22,883,824	[1,3,4,6]
H2 Holdco, Inc.	Delayed Draw	10.55%	SOFR	600	5/5/2028	USD	2,484,000	1,543,616	1,536,634	[1,3,4,7]
Healthspan Buyer, LLC	First Lien Term Loan	9.55%	SOFR	525	10/16/2030	USD	24,937,500	24,820,172	24,797,497	[1,3,4]
HEC Purchaser Corp.	First Lien Term Loan	9.72%	SOFR	550	6/17/2029	USD	13,117,948	12,817,609	12,726,182	[1,3,4]
HEC Purchaser Corp.	Revolver	10.10%	SOFR	550	6/17/2029	USD	2,052,486	(49,824)	(61,298)[1,2,3]
Helium Acquirer Corporation	Delayed Draw	11.40%	SOFR	700	1/5/2029	USD	9,818,480	9,573,224	9,778,038	[1,3,4]
Helium Acquirer Corporation	First Lien Term Loan	10.90%	SOFR	650	1/5/2029	USD	1,450,703	1,413,400	1,415,613	[1,3,4]
Helium Acquirer Corporation	First Lien Term Loan	11.40%	SOFR	700	1/5/2029	USD	10,741,001	10,512,085	10,696,760	[1,3,4]
Helium Acquirer Corporation	Revolver	11.40%	SOFR	700	1/5/2029	USD	1,656,810	497,043	490,219	[1,3,4,7]
HemaSource, Inc.	First Lien Term Loan	9.07%	SOFR	475	8/31/2029	USD	21,750,000	21,270,760	21,325,973	[1,3,4]
HemaSource, Inc.	Revolver	0.50%			8/31/2029	USD	5,000,000	—	(80,419)[1,2,3]
HPS Health Care	Delayed Draw	21.25% PIK	PRIME	1,350	10/27/2025	USD	262,889	260,208	58,177	[1,3,4,6,8]
HT Intermediary III, Inc.	Delayed Draw	1.00%			11/12/2030	USD	3,849,350	(37,467)	(24,311)[1,2,3,6]
HT Intermediary III, Inc.	First Lien Term Loan	9.07%	SOFR	475	11/12/2030	USD	15,878,571	15,726,292	15,778,289	[1,3,4,6]
HT Intermediary III, Inc.	Revolver	9.07%	SOFR	475	11/12/2030	USD	1,443,505	45,166	49,715	[1,3,4,6,7]
Indigo Purchaser, Inc.	Delayed Draw	1.00%			11/21/2031	USD	711,335	(10,400)	(11,478)[1,2,3]
Indigo Purchaser, Inc.	First Lien Term Loan	9.30%	SOFR	500	11/21/2031	USD	3,122,047	3,076,897	3,071,669	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
IvyRehab Intermediate II, LLC	Revolver	9.16%	SOFR	475	4/21/2028	USD	3,530,702	$3,402,485	$3,402,518	[1,3,4,7]
IvyRehab Intermediate II, LLC	Delayed Draw	9.41%	SOFR	500	4/21/2029	USD	7,517,229	7,442,808	7,505,780	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.91%	SOFR	550	4/21/2029	USD	49,883,500	38,938,529	43,005,606	[1,3,4]
IvyRehab Intermediate II, LLC	First Lien Term Loan	9.41%	SOFR	500	4/21/2029	USD	22,899,671	22,670,674	22,864,797	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.91%	SOFR	550	9/20/2031	USD	15,000,000	6,270,628	6,328,352	[1,3,4,7]
JKC Parent, Inc.	Delayed Draw	1.00%			2/13/2032	USD	1,570,437	(15,614)	(17,435)[1,2,3,6]
JKC Parent, Inc.	First Lien Term Loan	9.32%	SOFR	500	2/13/2032	USD	4,536,818	4,491,817	4,486,451	[1,3,4,6]
JKC Parent, Inc.	Revolver	9.32%	SOFR	500	2/13/2032	USD	1,046,958	164,136	162,870	[1,3,4,6,7]
KabaFusion Parent LLC	First Lien Term Loan	9.30%	SOFR	500	11/22/2031	USD	2,500,000	2,475,905	2,483,961	[1,3,4]
KabaFusion Parent LLC	Revolver	0.50%			11/22/2031	USD	250,000	(2,374)	(1,604)[1,2,3]
KabaFusion Parent LLC	First Lien Term Loan	9.30%	SOFR	500	11/24/2031	USD	20,000,000	19,806,487	19,871,691	[1,3,4,6]
KabaFusion Parent LLC	Revolver	0.50%			11/24/2031	USD	2,500,000	(23,874)	(16,039)[1,2,3,6]
KWOL Acquisition, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/12/2029	USD	22,938,585	22,461,668	22,889,619	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			12/12/2029	USD	3,138,075	(61,054)	(6,699)[1,2,3]
KWOL Acquisition, Inc.	First Lien Term Loan	9.05%	SOFR	475	7/30/2029	USD	5,854,248	5,727,616	5,841,751	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			7/30/2029	USD	800,881	—	(1,710)[1,2,3]
Life Science Intermediate Holdings, LLC	Delayed Draw	7.86%	EURIBOR	550	6/10/2027	EUR	5,885,973	6,130,698	6,227,800	[1,3,4,5]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.89%	SOFR	560	6/10/2027	USD	1,523,826	1,512,482	1,491,076	[1,3,4]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.92%	SOFR	560	6/10/2027	USD	25,645,878	21,428,762	21,274,685	[1,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.96%	SONIA	560	6/10/2027	GBP	7,337,430	8,559,628	9,274,939	[1,3,4,5]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	9.89%	SOFR	560	6/10/2027	USD	2,819,348	2,788,736	2,758,753	[1,3,4]
Life Science Intermediate Holdings, LLC	Revolver	9.89%	SOFR	560	6/10/2027	USD	1,288,428	1,279,276	1,260,736	[1,3,4]
Life Science Intermediate Holdings, LLC	Revolver	9.92%	SOFR	560	6/10/2027	USD	517,932	515,343	506,801	[1,3,4]
Limpio Bidco GMBH	First Lien Term Loan	7.81%	EURIBOR	520	10/31/2030	EUR	11,596,834	11,930,231	12,746,310	[1,3,4,5]
LivTech Purchaser, Inc.	Delayed Draw	1.00%			11/22/2031	USD	1,055,013	(10,289)	(11,777)[1,2,3,6]
LivTech Purchaser, Inc.	First Lien Term Loan	9.01%	SOFR	450	11/22/2031	USD	923,136	914,239	912,831	[1,3,4,6]
LivTech Purchaser, Inc.	Revolver	0.50%			11/22/2031	USD	274,865	(2,611)	(3,068)[1,2,3,6]
MB2 Dental Solutions, LLC	Delayed Draw	9.82%	SOFR	550	1/29/2027	USD	4,184,475	2,545,291	2,576,721	[1,3,4,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
MB2 Dental Solutions, LLC	First Lien Term Loan	9.82%	SOFR	550	1/29/2027	USD	12,024,339	$11,913,525	$12,061,491	[1,3,4,6]
MB2 Dental Solutions, LLC	Revolver	9.82%	SOFR	550	1/29/2027	USD	836,896	574,412	583,972	[1,3,4,6,7]
MB2 Dental Solutions, LLC	Delayed Draw	9.82%	SOFR	550	2/13/2031	USD	34,259,952	13,158,295	13,549,921	[1,3,4,7]
MB2 Dental Solutions, LLC	Delayed Draw	9.83%	SOFR	550	2/13/2031	USD	792,806	779,594	779,567	[1,3,4]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.82%	SOFR	550	2/13/2031	USD	22,729,434	22,466,046	22,799,660	[1,3,4]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.83%	SOFR	550	2/13/2031	USD	1,112,569	1,101,467	1,101,443	[1,3,4]
MB2 Dental Solutions, LLC	Revolver	0.50%			2/13/2031	USD	328,131	(2,239)	(2,688)[1,2,3]
MB2 Dental Solutions, LLC	Revolver	9.82%	SOFR	550	2/13/2031	USD	2,821,750	325,724	340,143	[1,3,4,7]
MB2 Dental Solutions, LLC	Revolver	9.82%	PRIME	550	2/13/2031	USD	119,907	119,907	119,641	[1,3,4]
MB2 Dental Solutions, LLC	Revolver	9.83%	SOFR	550	2/13/2031	USD	128,286	126,046	126,041	[1,3,4]
MedMark Services, Inc.	Delayed Draw	9.56%	SOFR	500	6/11/2027	USD	5,972,869	5,953,310	5,963,773	[1,3,4]
MedMark Services, Inc.	First Lien Term Loan	9.56%	SOFR	500	6/11/2027	USD	7,709,500	7,632,405	7,697,759	[1,3,4]
Millstone Medical Outsourcing, LLC	First Lien Term Loan	9.06%	SOFR	475	12/15/2027	USD	12,981,132	12,896,009	12,872,892	[1,3,4,6]
Millstone Medical Outsourcing, LLC	Revolver	0.50%			12/15/2027	USD	3,018,868	(19,393)	(25,172)[1,2,3,6]
Mist Holding Co.	Delayed Draw	1.00%			12/23/2030	USD	4,617,897	(45,134)	(53,141)[1,2,3]
Mist Holding Co.	First Lien Term Loan	9.55%	SOFR	525	12/23/2030	USD	5,711,375	5,656,175	5,645,651	[1,3,4]
Mist Holding Co.	Revolver	9.55%	SOFR	500	12/23/2030	USD	1,424,727	342,528	339,787	[1,3,4,7]
MN Acquisition, Inc.	First Lien Term Loan	10.42%, 3.75% PIK	SOFR	225	8/25/2028	USD	19,577,871	19,329,783	9,788,935	[1,3,4,8]
MN Acquisition, Inc.	Revolver	10.42%, 3.75% PIK	SOFR	225	8/25/2028	USD	2,520,428	1,128,134	(132,081)[1,3,4,7,8]
National Dentex Labs, LLC	Delayed Draw	12.45%	SOFR	1000	4/3/2026	USD	4,157,789	4,064,707	3,586,615	[1,3,4,7]
National Dentex Labs, LLC	First Lien Term Loan	12.45%	SOFR	800	4/3/2026	USD	7,119,965	7,081,279	6,141,443	[1,3,4]
National Dentex Labs, LLC	Revolver	12.45%	SOFR	700	4/3/2026	USD	919,540	781,609	653,505	[1,3,4,7]
Net Health Acquisition Corp	First Lien Term Loan	9.07%	SOFR	475	7/4/2031	USD	23,794,843	23,574,089	23,758,605	[1,3,4,6]
Net Health Acquisition Corp	Revolver	9.07%	SOFR	475	7/4/2031	USD	3,531,390	533,139	559,644	[1,3,4,6,7]
Netsmart Technologies, Inc.	Delayed Draw	1.00%			8/23/2031	USD	13,787,768	(118,345)	(87,023)[1,2,3,6]
Netsmart Technologies, Inc.	First Lien Term Loan	9.52%	SOFR	525	8/23/2031	USD	16,032,606	16,032,606	16,011,472	[1,3,4,6]
Netsmart Technologies, Inc.	First Lien Term Loan	9.27%, 2.45% PIK	SOFR	225	8/23/2031	USD	81,856,871	81,096,898	81,748,971	[1,3,4,8]
Netsmart Technologies, Inc.	Revolver	0.50%			8/23/2031	USD	14,063,739	(123,857)	(123,877)[1,2,3,6]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	7,114,625	(82,333)	(71,146)[1,2,3]
Next HoldCo, LLC	Delayed Draw	1.00%			11/9/2030	USD	18,956,199	(256,492)	(189,562)[1,2,3]
Next HoldCo, LLC	First Lien Term Loan	9.55%	SOFR	525	11/9/2030	USD	133,374,708	131,841,614	132,040,961	[1,3,4]
NWI Merger Sub, Inc.	Delayed Draw	1.00%			12/4/2029	USD	3,366,000	(59,147)	(67,320)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
NWI Merger Sub, Inc.	First Lien Term Loan	9.56%	SOFR	525	12/4/2029	USD	8,863,800	$8,737,506	$8,686,524	[1,3,4]
NWI Merger Sub, Inc.	Revolver	0.50%			12/4/2029	USD	1,306,000	(22,931)	(26,120)[1,2,3]
OA Buyer, Inc.	First Lien Term Loan	8.82%	SOFR	450	12/20/2028	USD	6,824,561	6,752,161	6,827,796	[1,3,4]
OB Hospitalist Group	First Lien Term Loan	9.67%	SOFR	525	9/27/2027	USD	50,763,216	50,137,965	50,559,193	[1,3,4]
OB Hospitalist Group	Revolver	0.50%			9/27/2027	USD	2,862,595	(5,925)	(11,505)[1,2,3,4]
OIA Acquisition, LLC	Delayed Draw	9.82%	ARR CSA	525	10/19/2027	USD	1,342,341	1,330,335	1,320,193	[1,3,4]
OIA Acquisition, LLC	First Lien Term Loan	9.82%	ARR CSA	525	10/19/2027	USD	10,891,714	10,782,797	10,712,000	[1,3,4]
OIA Acquisition, LLC	Revolver	9.84%	SOFR	550	10/19/2027	USD	1,928,571	1,223,660	1,211,036	[1,3,4,7]
OIS Management Services, LLC	Delayed Draw	9.05%	SOFR	475	11/16/2028	USD	18,085,519	17,818,641	17,877,396	[1,3,4,6]
OIS Management Services, LLC	First Lien Term Loan	9.05%	SOFR	475	11/16/2028	USD	12,117,500	11,996,325	11,978,056	[1,3,4]
OIS Management Services, LLC	Revolver	0.50%			11/16/2028	USD	1,423,077	—	(16,376)[1,2,3]
OIS Management Services, LLC	Delayed Draw	9.05%	SOFR	575	11/16/2028	USD	7,238,398	4,414,904	4,469,890	[1,3,4,7]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	10.25%	SOFR	600	10/6/2029	USD	4,477,444	4,386,519	4,471,542	[1,3,4]
OMH-Healthedge Holdings, Inc.	Revolver	0.50%			10/6/2029	USD	488,722	(12,218)	(644)[1,2,3]
Ons Mso, LLC	Delayed Draw	10.04%	SOFR	575	7/8/2026	USD	6,530,224	3,118,432	3,153,091	[1,3,4,6,7]
Ons Mso, LLC	Revolver	13.75%	PRIME	850	7/8/2026	USD	6,228,941	4,073,121	4,068,987	[1,3,4,6,7]
Onsite Holdings, LLC	Revolver	10.65%	SOFR	625	12/28/2025	USD	1,226,900	597,863	604,966	[1,3,4,6,7]
Onsite Holdings, LLC	First Lien Term Loan	10.65%	SOFR	625	12/28/2027	USD	1,840,351	1,807,786	1,828,361	[1,3,4,6]
OpCo Borrower, LLC	First Lien Term Loan	10.05%	SOFR	575	4/26/2029	USD	12,281,250	12,208,146	12,224,648	[1,3,4,6]
Oracle Vision Holdco Limited	Delayed Draw	1.00%			10/11/2031	GBP	4,545,455	2,266,153	2,232,723	[1,2,3,5]
Oracle Vision Holdco Limited	Delayed Draw	9.46%	SONIA	500	10/11/2031	GBP	20,454,545	25,969,366	25,811,570	[1,3,4,5]
Org USME Buyer, LLC	First Lien Term Loan	10.19%	SOFR	575	11/24/2026	USD	15,947,638	15,793,444	15,525,267	[1,3,4]
Org USME Buyer, LLC	Revolver	10.19%	SOFR	575	11/24/2026	USD	936,232	823,751	799,088	[1,3,4,7]
Orthodontic Partners, LLC	Delayed Draw	1.00%			10/12/2027	USD	3,013,116	(44,444)	(48,622)[1,2,3]
Orthodontic Partners, LLC	Delayed Draw	10.70%	SOFR	625	10/12/2027	USD	14,028,485	13,747,915	13,802,111	[1,3,4]
Orthodontic Partners, LLC	First Lien Term Loan	10.70%	SOFR	625	10/12/2027	USD	9,527,211	9,409,887	9,373,473	[1,3,4]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			1/22/2032	USD	54,882,155	(812,063)	(823,232)[1,2,3]
Packaging Coordinators Midco, Inc.	First Lien Term Loan	9.04%	SOFR	474	1/22/2032	USD	128,686,869	128,371,139	128,365,151	[1,3,4]
Packaging Coordinators Midco, Inc.	Revolver	0.50%			1/22/2032	USD	12,962,963	(31,540)	(32,407)[1,2,3]
PAI Financing Merger Sub LLC	First Lien Term Loan	9.05%	SOFR	475	2/13/2032	USD	12,375,000	12,191,825	12,169,815	[1,3,4]
PAI Financing Merger Sub LLC	Revolver	0.50%			2/13/2032	USD	2,625,000	(38,662)	(43,524)[1,2,3]
Pediatric Home Respiratory Services LLC	Delayed Draw	1.00%			12/23/2030	USD	4,800,000	(23,472)	(31,273)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
Pediatric Home Respiratory Services LLC	First Lien Term Loan	9.78%	SOFR	550	12/23/2030	USD	24,533,333	$24,414,674	$24,373,491	[1,3,4]
Pediatric Home Respiratory Services LLC	Revolver	9.78%	SOFR	550	12/23/2030	USD	2,666,667	413,903	409,293	[1,3,4,7]
PerkinElmer U.S., LLC	First Lien Term Loan	9.32%	SOFR	500	3/13/2029	USD	4,962,499	4,882,830	4,955,957	[1,3,4]
PetVet Care Centers, LLC	Revolver	0.50%			11/15/2029	USD	5,188,750	(64,898)	(158,147)[1,2,3]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	5,188,750	(85,789)	(158,147)[1,2,3]
PetVet Care Centers, LLC	First Lien Term Loan	10.32%	SOFR	600	11/15/2030	USD	39,382,612	38,700,170	38,182,279	[1,3,4]
Phantom Purchaser, Inc.	First Lien Term Loan	9.30%	SOFR	500	9/19/2031	USD	24,691,309	24,456,313	24,594,537	[1,3,4,6]
Phantom Purchaser, Inc.	Revolver	0.50%			9/19/2031	USD	3,158,191	(29,465)	(12,378)[1,2,3,6]
Pharmalogic Holdings Corp.	Delayed Draw	1.00%			6/21/2030	USD	8,838,384	(95,254)	(101,709)[1,2,3]
Pharmalogic Holdings Corp.	First Lien Term Loan	9.32%	SOFR	500	6/21/2030	USD	26,030,808	25,854,606	25,536,320	[1,3,4]
Phynet Dermatology LLC	Delayed Draw	1.00%			10/20/2029	USD	11,133,125	(188,861)	(100,326)[1,2,3,6]
Phynet Dermatology LLC	First Lien Term Loan	10.79%	SOFR	650	10/20/2029	USD	16,806,161	16,624,558	16,654,713	[1,3,4,6]
Phynet Dermatology LLC	Revolver	10.82%	SOFR	650	10/20/2029	USD	765,128	714,716	732,856	[1,3,4,6,7]
Pinnacle Dermatology Management, LLC	Revolver	8.50%	SOFR	400	12/8/2026	USD	1,082,474	1,068,943	1,067,315	[1,3,4]
Pinnacle Dermatology Management, LLC	Delayed Draw	10.14%	SOFR	575	12/8/2028	USD	1,295,173	1,291,828	1,154,181	[1,3,4]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	10.64%	SOFR	575	12/8/2028	USD	11,092,253	10,960,326	9,884,759	[1,3,4]
Pinnacle Treatment Centers, Inc.	Delayed Draw	10.06%	SOFR	575	1/4/2027	USD	909,598	886,901	903,944	[1,3,4]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	10.06%	SOFR	575	1/4/2027	USD	15,423,433	15,174,748	15,327,565	[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	12.00%	PRIME	450	1/4/2027	USD	1,096,044	469,536	466,933	[1,3,4,7]
Pinnacle Treatment Centers, Inc.	Revolver	12.75%	SOFR	575	1/4/2027	USD	285,714	—	(1,776)[1,2,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	9.56%	SOFR	525	8/20/2031	USD	4,250,001	1,635,116	1,626,807	[1,3,4,7]
PPV Intermediate Holdings LLC	First Lien Term Loan	10.06%	SOFR	575	8/31/2029	USD	45,213,279	44,656,419	45,189,003	[1,3,4]
PPV Intermediate Holdings LLC	Revolver	0.50%			8/31/2029	USD	2,538,076	—	(1,363)[1,2,3]
PPV Intermediate Holdings LLC	Delayed Draw	10.31%	SOFR	600	8/31/2030	USD	1,121,528	1,115,920	1,111,421	[1,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	10.31%	SOFR	600	8/31/2029	USD	60,000,000	59,700,000	59,908,625	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	10.06%	SOFR	575	8/31/2029	USD	29,856,715	29,839,643	29,840,685	[1,3,4,6]
Premier Care Dental Management, LLC	Revolver	0.50%			5/5/2028	USD	339,519	(2,177)	400	[1,2,3,6]
Premier Care Dental Management, LLC	Revolver	9.57%	SOFR	525	5/5/2028	USD	288,371	62,172	63,129	[1,3,4,6,7]
Premier Care Dental Management, LLC	Revolver	9.57%	SOFR	525	5/5/2028	USD	1,088,426	106,136	106,121	[1,3,4,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
Premier Care Dental Management, LLC	Delayed Draw	9.57%	SOFR	525	8/5/2028	USD	2,638,284	$1,765,749	$1,772,222	[1,3,4,6,7]
Premier Care Dental Management, LLC	Delayed Draw	9.57%	SOFR	525	8/5/2028	USD	335,952	335,116	335,112	[1,3,4]
Premier Care Dental Management, LLC	First Lien Term Loan	9.57%	SOFR	525	8/5/2028	USD	1,733,827	1,729,983	1,735,870	[1,3,4,6]
Premier Care Dental Management, LLC	First Lien Term Loan	9.57%	SOFR	525	8/5/2028	USD	619,199	617,658	617,651	[1,3,4]
Premier Care Dental Management, LLC	Delayed Draw	9.57%	SOFR	525	8/7/2028	USD	2,942,725	1,428,726	1,428,693	[1,3,4,7]
Premier Imaging, LLC	Delayed Draw	10.56%	SOFR	600	3/31/2026	USD	4,585,701	4,585,750	4,040,718	[1,3,4]
Premier Imaging, LLC	First Lien Term Loan	10.56%	SOFR	600	3/31/2026	USD	25,509,963	25,450,491	22,478,256	[1,3,4]
Premise Health Holding Corp.	Revolver	0.50%			3/1/2030	USD	2,037,609	(25,299)	(3,103)[1,2,3,6]
Premise Health Holding Corp.	First Lien Term Loan	9.82%	SOFR	550	3/3/2031	USD	17,489,887	17,255,531	17,463,251	[1,3,4,6]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.73%	SOFR	543	12/21/2029	USD	6,458,333	6,377,109	6,358,219	[1,3,4,6]
Prolacta Bioscience, Inc.	First Lien Term Loan	13.30%	SOFR	900	12/21/2029	USD	2,083,333	2,057,630	2,051,038	[1,3,4,6]
PSKW Intermediate, LLC	First Lien Term Loan	9.92%	SOFR	560	3/9/2028	USD	13,674,840	13,775,676	13,770,006	[1,3,4,6]
PTSH Intermediate Holdings, LLC	First Lien Term Loan	9.94%	SOFR	550	12/17/2027	USD	4,444,444	4,381,093	4,368,344	[1,3,4]
Puma Buyer, LLC	First Lien Term Loan	8.80%	SOFR	450	3/29/2032	USD	23,023,642	22,851,155	22,850,964	[1,3,4]
Puma Buyer, LLC	Revolver	0.50%			3/29/2032	USD	3,718,546	(27,846)	(27,889)[1,2,3]
Purpose Home Health	Delayed Draw	9.75%	SOFR	550	11/3/2027	USD	1,455,300	1,436,730	1,429,833	[1,3,4]
Purpose Home Health	First Lien Term Loan	9.75%	SOFR	550	11/3/2027	USD	465,075	458,950	456,936	[1,3,4]
Q-Centrix LLC	First Lien Term Loan	8.91%	SOFR	450	6/1/2026	USD	4,783,715	4,753,857	4,776,430	[1,3,4]
Q-Centrix LLC	First Lien Term Loan	9.41%	SOFR	500	6/1/2026	USD	816,370	572,442	815,127	[1,3,4]
Raven Buyer, Inc.	First Lien Term Loan	10.46%	SOFR	600	2/1/2027	USD	13,597,106	13,503,428	13,450,861	[1,3,4]
Raven Buyer, Inc.	Revolver	10.46%	SOFR	600	2/1/2027	USD	2,045,455	1,609,980	1,593,909	[1,3,4,7]
RBP Global Holdings Limited	First Lien Term Loan	9.80%	SOFR	525	11/4/2030	USD	5,368,015	5,112,614	5,181,632	[1,3,4]
RCP Nats Purchaser, LLC	Delayed Draw	1.00%			3/19/2032	USD	9,603,545	(95,794)	(96,035)[1,2,3]
RCP Nats Purchaser, LLC	First Lien Term Loan	9.30%	SOFR	500	3/19/2032	USD	48,017,724	47,539,221	47,537,547	[1,3,4]
RCP Nats Purchaser, LLC	Revolver	0.50%			3/19/2032	USD	7,378,731	(73,423)	(73,787)[1,2,3]
REP Behavioral Health, LLC	Delayed Draw	1.00%			12/31/2030	USD	4,615,385	(67,806)	(76,154)[1,2,3,6]
REP Behavioral Health, LLC	First Lien Term Loan	9.32%	SOFR	500	12/31/2030	USD	10,576,923	10,423,124	10,402,403	[1,3,4,6]
REP Behavioral Health, LLC	Revolver	9.32%	SOFR	500	12/31/2030	USD	2,307,693	451,390	446,538	[1,3,4,6,7]
Revival Animal Health, LLC	Delayed Draw	10.32%	SOFR	600	1/3/2028	USD	1,345,755	1,333,090	1,330,214	[1,3,4,6]
Revival Animal Health, LLC	First Lien Term Loan	10.30%	SOFR	600	1/3/2028	USD	2,920,287	2,893,088	2,886,563	[1,3,4,6]
Revival Animal Health, LLC	Revolver	10.32%	SOFR	600	1/3/2028	USD	279,026	25,334	24,680	[1,3,4,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
RPC Topco, Inc.	First Lien Term Loan	8.97%	SOFR	500	8/30/2031	USD	21,914,773	$21,605,552	$21,721,664	[1,3,4]
RPC Topco, Inc.	Revolver	0.50%			8/30/2031	USD	3,030,303	(41,761)	(26,702)[1,2,3]
RTI Surgical, Inc.	First Lien Term Loan	11.06%	SOFR	675	2/28/2026	USD	821,454	801,664	795,581	[1,3,4,6]
Sage Dental Management, LLC	Delayed Draw	9.54%	SOFR	525	6/30/2026	USD	2,389,201	392,043	385,095	[1,3,4,7]
Sage Dental Management, LLC	First Lien Term Loan	9.80%	SOFR	550	6/30/2026	USD	15,239,227	15,180,946	15,132,553	[1,3,4]
Sage Dental Management, LLC	Revolver	9.80%	SOFR	525	6/30/2026	USD	2,149,000	1,403,336	1,397,158	[1,3,4,7]
SDG Mgmt Company, LLC	Delayed Draw	9.91%	SOFR	560	7/1/2028	USD	4,733,437	502	(9,062)[1,3,4,7]
SDG Mgmt Company, LLC	Delayed Draw	10.41%	SOFR	610	7/1/2028	USD	3,155,625	3,110,799	3,104,002	[1,3,4]
SDG Mgmt Company, LLC	Revolver	0.50%			7/1/2028	USD	525,938	(7,193)	(8,604)[1,2,3]
Signature Dental Partners LLC	Delayed Draw	10.81%	SOFR	625	10/29/2026	USD	2,252,500	850,227	837,930	[1,3,4,7]
Signature Dental Partners LLC	First Lien Term Loan	10.81%	SOFR	625	10/29/2026	USD	450,500	446,029	443,743	[1,3,4]
Signature MD, Inc.	Delayed Draw	10.07%	SOFR	575	7/15/2027	USD	911,252	271,543	268,910	[1,3,4,7]
Signature MD, Inc.	First Lien Term Loan	10.07%	SOFR	575	7/15/2027	USD	2,405,700	2,381,824	2,375,629	[1,3,4]
Signature MD, Inc.	Revolver	10.85%	SOFR	575	7/15/2027	USD	431,000	88,524	87,278	[1,3,4,7]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	—	(19,902)[1,2,3]
Smile Doctors, LLC	Delayed Draw	10.32%	SOFR	590	12/23/2028	USD	4,989,987	3,484,879	3,542,476	[1,3,4,6,7]
Smile Doctors, LLC	First Lien Term Loan	10.32%	SOFR	590	12/23/2028	USD	22,240,378	22,010,128	22,095,475	[1,3,4]
Soleo Holdings, Inc.	Delayed Draw	1.00%			1/31/2032	USD	1,055,493	(7,869)	(9,576)[1,2,3,6]
Soleo Holdings, Inc.	First Lien Term Loan	9.04%	SOFR	475	1/31/2032	USD	7,652,327	7,614,576	7,602,003	[1,3,4,6]
Soleo Holdings, Inc.	Revolver	0.50%			1/31/2032	USD	1,055,493	(5,183)	(6,941)[1,2,3,6]
Southern Orthodontic Partners Management, LLC	Delayed Draw	1.00%			7/27/2026	USD	1,215,021	(9,600)	(17,362)[1,2,3]
Southern Orthodontic Partners Management, LLC	Delayed Draw	9.80%	SOFR	525	7/27/2026	USD	229,586	227,919	226,307	[1,3,4]
Southern Orthodontic Partners Management, LLC	Delayed Draw	9.80%	SOFR	550	7/27/2026	USD	642,544	637,242	633,365	[1,3,4]
Southern Orthodontic Partners Management, LLC	First Lien Term Loan	9.80%	SOFR	525	7/27/2026	USD	221,908	220,601	218,737	[1,3,4]
Southern Orthodontic Partners Management, LLC	First Lien Term Loan	9.80%	SOFR	550	7/27/2026	USD	223,624	221,597	220,428	[1,3,4]
Space Intermediate III, Inc.	First Lien Term Loan	10.56%	SOFR	625	11/8/2029	USD	5,646,792	5,646,792	5,646,792	[1,3,4]
Space Intermediate III, Inc.	First Lien Term Loan	10.55%, 3.00% PIK	SOFR	325	11/8/2029	USD	59,106,494	58,778,242	59,016,479	[1,3,4,8]
Specialized Dental Holdings II, LLC	Delayed Draw	9.07%	SOFR	475	11/1/2027	USD	2,320,615	776,732	813,322	[1,3,4,6,7]
Spruce Bidco II Inc.	First Lien Term Loan	6.00%	CORRA	500	1/30/2032	JPY	2,331,716,621	15,028,586	15,312,626	[1,3,4,5,6]
Spruce Bidco II Inc.	First Lien Term Loan	7.72%	CORRA	500	1/31/2032	CAD	21,463,274	14,756,894	14,690,657	[1,3,4,5,6]
Spruce Bidco II Inc.	First Lien Term Loan	9.32%	SOFR	500	1/30/2032	USD	121,963,073	120,024,915	120,133,627	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
Spruce Bidco II Inc.	Revolver	0.50%			1/31/2032	USD	20,575,587	$(333,098)	$(308,634)[1,2,3,6]
SSCP Pegasus Midco Limited	First Lien Term Loan	10.57%	SONIA	600	11/16/2027	GBP	1,797,628	2,410,507	2,318,680	[1,3,4,5]
SSCP Pegasus Midco Limited	First Lien Term Loan	10.57%	SONIA	600	6/16/2028	GBP	3,613,000	4,948,228	4,660,248	[1,3,4,5]
Star Dental Partners, LLC	Delayed Draw	9.82%	SOFR	550	12/22/2028	USD	1,982,778	1,606,915	1,595,844	[1,3,4,7]
Star Dental Partners, LLC	First Lien Term Loan	9.82%	SOFR	550	12/22/2028	USD	1,660,356	1,627,235	1,618,848	[1,3,4]
Star Dental Partners, LLC	Revolver	0.50%			12/22/2028	USD	260,500	(4,883)	(6,513)[1,2,3]
STCH Intermediate Inc.	First Lien Term Loan	9.64%	SOFR	525	10/30/2026	USD	4,936,350	4,896,648	4,904,188	[1,3,4,6]
STCH Intermediate Inc.	Revolver	9.66%	SOFR	525	10/30/2026	USD	419,401	52,621	53,188	[1,3,4,6,7]
SureScripts LLC	First Lien Term Loan	8.33%	SOFR	400	11/3/2031	USD	7,105,245	7,105,245	7,105,245	[1,3,4]
SureScripts LLC	Revolver	0.50%			11/3/2031	USD	1,644,755	(12,300)	(12,336)[1,2,3]
TBRS, Inc.	Revolver	9.08%	SOFR	475	11/22/2030	USD	3,191,489	161,422	154,763	[1,3,4,7]
TBRS, Inc.	Delayed Draw	1.00%			11/22/2031	USD	5,744,681	(56,024)	(66,108)[1,2,3]
TBRS, Inc.	First Lien Term Loan	9.08%	SOFR	475	11/22/2031	USD	21,063,830	20,860,754	20,821,434	[1,3,4]
TEAM Services Group, LLC	First Lien Term Loan	9.54%	SOFR	525	12/20/2027	USD	7,722,418	7,550,945	7,519,705	[1,4]
Tempus AI, Inc.	First Lien Term Loan	12.55%, 3.25% PIK	SOFR	375	2/4/2030	USD	5,914,026	5,734,794	5,719,507	[1,3,4,6,8]
Tempus AI, Inc.	Revolver	8.05%	SOFR	375	2/4/2030	USD	1,000	981	978	[1,3,4,6]
TerSera Therapeutics LLC	First Lien Term Loan	9.55%	SOFR	525	4/4/2029	USD	7,322,800	7,252,441	7,235,423	[1,3,4,6]
TerSera Therapeutics, LLC	First Lien Term Loan	10.05%	SOFR	575	4/4/2029	USD	6,881,083	6,739,178	6,939,310	[1,3,4]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	531,828	(15,955)	(810)[1,2,3]
TheKey, LLC	Delayed Draw	9.53%	SOFR	500	3/30/2027	USD	1,485,820	1,264,459	1,439,050	[1,3,4,6]
Thunder Buyer, Inc.	Delayed Draw	1.00%			10/17/2030	USD	6,227,067	(90,400)	(53,628)[1,2,3,6]
Thunder Buyer, Inc.	First Lien Term Loan	9.30%	SOFR	500	10/17/2030	USD	14,114,161	13,913,046	13,992,608	[1,3,4,6]
Thunder Buyer, Inc.	Revolver	0.50%			10/17/2030	USD	3,321,177	(46,475)	(28,602)[1,2,3,6]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	10,597,713	(191,112)	(16,140)[1,2,3,6]
TIDI Legacy Products, Inc.	First Lien Term Loan	9.57%	SOFR	525	12/19/2029	USD	34,934,857	34,344,229	34,881,654	[1,3,4,6]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	7,630,354	(122,239)	(11,621)[1,2,3,6]
Tivity Health, Inc.	First Lien Term Loan	9.32%	SOFR	500	6/28/2029	USD	69,040,562	68,527,329	69,624,773	[1,3,4]
Top RX, LLC	First Lien Term Loan	9.55%	SOFR	525	12/18/2029	USD	11,417,413	11,199,147	11,169,282	[1,3,4]
Top RX, LLC	Revolver	0.50%			12/18/2029	USD	1,332,587	(25,160)	(28,961)[1,2,3]
TPC Holdco, LLC	Second Lien Term Loan	13.36%, 2.50% PIK	SOFR	550	3/29/2028	USD	5,026,479	4,968,434	4,927,168	[1,3,4,7,8]
Transitions Hospice, LLC	Delayed Draw	1.00%			10/25/2027	USD	179,700	(1,927)	(2,246)[1,2,3]
Transitions Hospice, LLC	First Lien Term Loan	10.30%	SOFR	600	10/25/2027	USD	1,916,800	1,895,811	1,892,840	[1,3,4]
Transitions Hospice, LLC	Revolver	0.50%			10/25/2027	USD	281,600	(3,017)	(3,520)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
Troy Practice Management, LLC	Delayed Draw	10.45%	SOFR	615	11/25/2025	USD	2,699,377	$2,686,170	$2,695,266	[1,3,4]
Troy Practice Management, LLC	First Lien Term Loan	10.45%	SOFR	615	11/25/2025	USD	4,325,369	4,274,627	4,318,782	[1,3,4]
Troy Practice Management, LLC	Revolver	10.45%	SOFR	615	11/25/2025	USD	591,133	388,366	393,188	[1,3,4,7]
Troy Practice Management, LLC	First Lien Term Loan	10.45%	SOFR	615	11/25/2025	USD	173,645	172,898	173,381	[1,3,4]
TurningPoint Healthcare Solutions, LLC	Revolver	0.50%			7/14/2027	USD	1,816,523	—	(16,370)[1,2,3,6]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	16,555,000	(3,651)	64,449	[1,2,3,7]
United Digestive MSO Parent, LLC	Delayed Draw	10.04%	SOFR	575	3/30/2029	USD	3,178,571	186,305	220,819	[1,3,4,6,7]
United Digestive MSO Parent, LLC	First Lien Term Loan	10.05%	SOFR	575	3/30/2029	USD	20,193,883	19,705,734	20,066,347	[1,3,4,6]
United Digestive MSO Parent, LLC	Revolver	10.05%	SOFR	575	3/30/2029	USD	7,616,786	2,824,820	2,872,284	[1,3,4,6,7]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	10.05%	SOFR	575	7/15/2028	USD	8,089,655	8,009,163	8,057,142	[1,3,4]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	10.04%	SOFR	575	7/15/2028	USD	1,724,138	1,135,058	1,142,496	[1,3,4,7]
Universal Marine Medical Supply International, LLC	Delayed Draw	10.78%	SOFR	650	3/7/2029	USD	1,173,500	457,606	450,037	[1,3,4,7]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	10.79%	SOFR	650	3/7/2029	USD	7,278,000	7,141,366	7,157,912	[1,3,4]
Universal Marine Medical Supply International, LLC	Revolver	10.80%	SOFR	650	3/7/2029	USD	625,000	426,158	427,187	[1,3,4,7]
Unlimited Technology Holdings, LLC	First Lien Term Loan	9.05%	SOFR	475	3/12/2032	USD	9,877,465	9,828,344	9,826,248	[1,3,4]
Unlimited Technology Holdings, LLC	Revolver	0.50%			3/12/2032	USD	1,316,996	(6,535)	(6,829)[1,2,3]
Urology Management Holdings, Inc.	Delayed Draw	9.80%	SOFR	550	6/15/2026	USD	14,492,758	14,321,794	14,362,157	[1,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	9.80%	SOFR	550	6/15/2026	USD	4,947,669	4,900,480	4,903,083	[1,3,4]
Urology Management Holdings, Inc.	Revolver	0.50%			6/15/2026	USD	1,190,476	(23,810)	(10,728)[1,2,3,6]
Urology Management Holdings, Inc.	Delayed Draw	9.80%	SOFR	550	6/15/2027	USD	3,240,860	3,055,061	3,211,655	[1,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	9.80%	SOFR	550	6/15/2027	USD	6,402,667	6,267,102	6,344,969	[1,3,4]
USHV Management, LLC	Delayed Draw	11.14%	SOFR	675	12/23/2027	USD	3,854,179	3,734,762	3,821,372	[1,3,4]
USHV Management, LLC	First Lien Term Loan	10.39%	SOFR	600	12/23/2027	USD	1,064,642	1,045,020	1,035,594	[1,3,4,6]
USHV Management, LLC	First Lien Term Loan	11.14%	SOFR	675	12/23/2027	USD	7,647,568	7,497,834	7,582,469	[1,3,4]
USHV Management, LLC	Revolver	10.77%	SOFR	638	12/23/2027	USD	356,664	420,981	350,174	[1,3,4,6]
Vardiman Black Holdings, LLC	Delayed Draw	1.00%			3/18/2027	USD	380,670	(5,743)	(580)[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — (Continued)
Vardiman Black Holdings, LLC	Delayed Draw	15.75%, 6.42% PIK		500	3/18/2027	USD	3,999,491	$3,943,248	$3,993,400	[1,3,8]
Vardiman Black Holdings, LLC	First Lien Term Loan	15.75%, 6.42% PIK		500	3/18/2027	USD	37,083,844	37,083,844	37,027,369	[1,3,8]
Varsity Rejuvenate, LLC	Delayed Draw	10.97%	SOFR	650	12/29/2025	USD	1,280,000	568,227	560,000	[1,3,4,7]
Varsity Rejuvenate, LLC	First Lien Term Loan	10.95%	SOFR	650	9/1/2028	USD	596,400	584,728	581,490	[1,3,4]
Varsity Rejuvenate, LLC	Revolver	0.50%			9/1/2028	USD	58,200	(1,096)	(1,455)[1,2,3]
Vermont AUS PTY LTD	Delayed Draw	9.93%		575	3/23/2028	AUD	10,375,184	7,038,256	6,472,996	[1,3,5]
Vermont AUS PTY LTD	First Lien Term Loan	9.93%	BBSY	575	3/23/2028	AUD	10,590,652	7,727,994	6,607,425	[1,3,4,5]
VetEvolve Holdings, LLC	Delayed Draw	9.57%	SOFR	525	10/12/2028	USD	22,995,409	14,972,145	15,102,193	[1,3,4,6,7]
VetEvolve Holdings, LLC	First Lien Term Loan	9.54%	SOFR	525	10/12/2028	USD	16,842,424	16,496,643	16,473,712	[1,3,4,6]
Viant Medical Holdings, Inc.	Delayed Draw	10.80%	SOFR	650	10/29/2032	USD	158,144	89,614	93,098	[1,3,4,7]
Viant Medical Holdings, Inc.	Second Lien Term Loan	10.82%	SOFR	650	10/29/2032	USD	1,549,810	1,497,323	1,532,285	[1,3,4]
Vital Care Buyer, LLC	First Lien Term Loan	8.80%	SOFR	450	7/30/2031	USD	36,316,128	35,976,578	35,891,414	[1,3,4,6]
Vital Care Buyer, LLC	Revolver	0.50%			7/30/2031	USD	4,780,260	(43,583)	(10,593)[1,2,3,6]
VPP Intermediate Holdings, LLC	Delayed Draw	9.67%	SOFR	525	12/1/2027	USD	4,698,750	553,904	543,344	[1,3,4,6,7]
WCAS XIII Primary Care Investors II, L.P	First Lien Term Loan	10.55%	SOFR	625	12/31/2029	USD	1,200,000	1,176,042	1,176,000	[1,3,4]
WCAS XIII Primary Care Investors, L.P. I, II and III	First Lien Term Loan	10.55%	SOFR	625	12/31/2029	USD	650,000	637,273	638,833	[1,3,4]
WCAS XIV Primary Care Investors, L.P.	First Lien Term Loan	10.55%	SOFR	625	12/31/2032	USD	600,000	588,252	589,692	[1,3,4]
WCAS XIV Primary Care Investors, L.P.	First Lien Term Loan	10.55%	SOFR	625	12/31/2032	USD	1,200,000	1,176,033	1,176,000	[1,3,4]
Web PT, Inc.	First Lien Term Loan	10.66%	SOFR	625	1/18/2028	USD	9,000,000	8,901,000	8,963,828	[1,3,4]
Web PT, Inc.	Revolver	10.66%	SOFR	625	1/18/2028	USD	1,312,500	656,250	650,975	[1,3,4,7]
Western Veterinary Partners, LLC	Delayed Draw	9.30%	SOFR	500	10/29/2027	USD	25,121,602	13,623,931	13,508,165	[1,3,4,6,7]
Western Veterinary Partners, LLC	First Lien Term Loan	9.30%	SOFR	500	10/29/2027	USD	8,356,198	8,251,077	8,210,335	[1,3,4,6]
Xeris Pharmaceuticals, Inc.	Delayed Draw	11.25%	SOFR	695	3/5/2029	USD	8,333,333	8,000,000	8,195,833	[1,3,4,6]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	11.25%	SOFR	695	3/5/2029	USD	16,666,667	16,160,418	16,391,665	[1,3,4,6]
Xifin, Inc.	Revolver	11.19%	SOFR	675	2/6/2026	USD	2,165,167	2,122,333	2,005,134	[1,3,4,6]
Zavation Medical Products, LLC	First Lien Term Loan	10.14%	SOFR	575	6/30/2028	USD	1,770,061	1,754,942	1,754,110	[1,3,4]
Zavation Medical Products, LLC	First Lien Term Loan	10.15%	SOFR	575	6/30/2028	USD	12,518,919	12,362,432	12,406,105	[1,3,4]
Zavation Medical Products, LLC	Revolver	10.15%	SOFR	575	6/30/2028	USD	2,027,027	1,312,500	1,299,301	[1,3,4,7]
								4,277,587,595	4,247,964,417

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials — 9.8%
Accelevation LLC	Delayed Draw	1.00%			1/2/2031	USD	5,923,077	$(87,082)	$(97,851)[1,2,3]
Accelevation LLC	First Lien Term Loan	9.32%	SOFR	500	1/2/2031	USD	15,794,872	15,565,118	15,533,937	[1,3,4]
Accelevation LLC	Revolver	9.32%	SOFR	500	1/2/2031	USD	3,948,718	432,773	424,407	[1,3,4,7]
Accurus Aerospace Corporation	First Lien Term Loan	10.19%	SOFR	575	4/5/2028	USD	9,750,000	9,671,493	9,413,891	[1,3,4]
Aero Operating LLC	Incremental Term Loan	13.45%, 2.00% PIK	SOFR	700	2/7/2026	USD	14,839,173	14,767,927	14,223,912	[1,3,4,8]
AFC-DELL Holding Corp.	Delayed Draw	9.82%	SOFR	550	7/1/2026	USD	2,679,516	13,173	—	[1,3,4,7]
AFC-DELL Holding Corp.	First Lien Term Loan	9.79%	SOFR	550	4/9/2027	USD	999,694	991,137	984,698	[1,3,4]
AirX Climate Solutions, Inc.	Delayed Draw	1.00%			11/7/2029	USD	10,067,114	(140,720)	(13,270)[1,2,3]
AirX Climate Solutions, Inc.	Delayed Draw	9.32%	SOFR	500	11/7/2029	USD	2,307,047	2,275,535	2,304,006	[1,3,4]
AirX Climate Solutions, Inc.	First Lien Term Loan	9.32%	SOFR	500	11/7/2029	USD	11,310,612	11,158,932	11,295,703	[1,3,4]
AirX Climate Solutions, Inc.	Revolver	0.50%			11/7/2029	USD	1,258,389	(15,897)	(1,659)[1,2,3]
Alphacoin LLC	Delayed Draw	1.00%			7/29/2030	USD	396,000	(7,491)	(7,920)[1,2,3]
Alphacoin LLC	First Lien Term Loan	9.24%	SOFR	500	7/29/2030	USD	2,554,200	2,507,358	2,503,116	[1,3,4]
Alphacoin LLC	Revolver	0.50%			7/29/2030	USD	589,000	(10,485)	(11,780)[1,2,3]
Andronaco Acquisition, LLC	First Lien Term Loan	10.45%	SOFR	600	12/30/2026	USD	2,606,368	2,578,326	2,554,240	[1,3,4]
Apex Service Partners, LLC	Revolver	8.31%	SOFR	400	10/24/2029	USD	391,439	322,637	322,611	[1,3,4,7]
Apex Service Partners, LLC	Revolver	9.31%	SOFR	500	10/24/2029	USD	4,209,539	3,574,554	3,609,520	[1,3,4,6,7]
Apex Service Partners, LLC	Revolver	9.31%	PRIME	500	10/24/2029	USD	128,250	128,250	126,327	[1,3,4,6]
Apex Service Partners, LLC	Delayed Draw	9.31%	SOFR	500	10/24/2030	USD	15,429,166	10,924,111	11,059,456	[1,3,4,6,7]
Apex Service Partners, LLC	Delayed Draw	9.31% PIK	SOFR	500	10/24/2030	USD	8,541,868	8,303,723	8,399,261	[1,3,4,6,7,8]
Apex Service Partners, LLC	First Lien Term Loan	9.31%	SOFR	500	10/24/2030	USD	37,358,481	36,491,117	36,781,238	[1,3,4,6,7]
Apex Service Partners, LLC	First Lien Term Loan	9.31% PIK	SOFR	500	10/24/2030	USD	19,566,182	18,910,556	19,272,689	[1,3,4,6,8]
Apex Service Partners, LLC	Delayed Draw	9.31%	SOFR	500	9/24/2031	USD	3,999,998	2,514,964	2,528,196	[1,3,4,7]
Arcfield Acquisition Corp.	First Lien Term Loan	9.30%	SOFR	500	10/28/2031	USD	2,269,295	2,263,867	2,261,710	[1,3,4]
Armada Parent, Inc.	Delayed Draw	10.16%	SOFR	575	10/29/2027	USD	977,500	977,500	976,011	[1,3,4,6]
Armada Parent, Inc.	First Lien Term Loan	10.16%	SOFR	575	10/29/2027	USD	19,400,000	19,200,039	19,370,455	[1,3,4,6]
Armada Parent, Inc.	Revolver	10.17%	SOFR	575	10/29/2027	USD	2,400,000	216,565	213,012	[1,3,4,6,7]
Arrowhead Holdco Company	First Lien Term Loan	8.25%, 2.75% PIK	EURIBOR	300	8/31/2028	EUR	15,271,871	15,076,898	11,871,758	[1,3,4,5,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Arrowhead Holdco Company	First Lien Term Loan	9.70%, 2.75% PIK	SOFR	250	8/31/2028	USD	5,037,807	$4,988,809	$3,810,327	[1,3,4,6,8]
Associated Spring US, LLC	Delayed Draw	1.00%			4/4/2030	USD	5,391,850	(52,385)	(62,484)[1,2,3]
Associated Spring US, LLC	First Lien Term Loan	10.17%	SOFR	575	4/4/2030	USD	7,117,241	6,981,046	6,963,704	[1,3,4]
Associated Spring US, LLC	Delayed Draw	10.17%	SOFR	575	4/4/2030	USD	6,266,427	6,154,223	6,193,808	[1,3,4]
Associated Spring US, LLC	First Lien Term Loan	10.17%	SOFR	575	4/4/2030	USD	10,897,397	10,705,962	10,662,312	[1,3,4]
Associated Spring US, LLC	Revolver	0.50%			4/4/2030	USD	2,181,818	(36,327)	(47,068)[1,2,3]
AWT Merger Sub, Inc.	Delayed Draw	10.44%	SOFR	625	12/17/2027	USD	4,844,233	4,766,423	4,836,856	[1,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	10.40%	SOFR	625	12/17/2027	USD	6,241,541	6,141,256	6,232,036	[1,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	10.44%	SOFR	625	12/17/2027	USD	711,574	693,204	710,490	[1,3,4]
AWT Merger Sub, Inc.	Revolver	10.58%	SOFR	575	12/17/2027	USD	1,071,429	172,300	170,668	[1,3,4,7]
Beacon Mobility Corp.	Delayed Draw	10.67%	SOFR	625	12/31/2025	USD	20,301,302	19,773,690	19,864,977	[1,3,4]
Beacon Mobility Corp.	First Lien Term Loan	10.67%	SOFR	625	12/31/2025	USD	2,028,460	2,015,531	1,984,864	[1,3,4]
Beacon Mobility Corp.	Revolver	12.75%	PRIME	525	12/31/2025	USD	1,000,000	407,934	386,394	[1,3,4,7]
Blackbird Purchaser, Inc.	Revolver	9.80%	SOFR	550	12/19/2029	USD	5,526,419	1,845,838	1,925,829	[1,3,4,6,7]
Blackbird Purchaser, Inc.	Delayed Draw	9.80%	SOFR	550	12/19/2030	USD	6,797,676	3,667,605	3,779,743	[1,3,4,6,7]
Blackbird Purchaser, Inc.	First Lien Term Loan	9.80%	SOFR	550	12/19/2030	USD	37,298,503	36,647,873	37,241,700	[1,3,4,6]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	1.00%			9/17/2026	USD	946,329	(14,623)	(5,315)[1,2,3,6]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	9.70%	SOFR	525	9/17/2026	USD	222,094	219,384	220,846	[1,3,4,6]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	9.70%	SOFR	525	9/17/2026	USD	1,023,071	1,011,154	1,017,325	[1,3,4,6]
BlackHawk Industrial Distribution, Inc.	Revolver	9.70%	SOFR	525	9/17/2026	USD	192,016	93,344	94,930	[1,3,4,6,7]
BlueHalo Global Holdings, LLC	First Lien Term Loan	10.30%	SOFR	600	10/30/2026	USD	1,987,991	1,976,690	1,973,667	[1,3,4]
BlueHalo Global Holdings, LLC	First Lien Term Loan	10.30%	SOFR	600	10/31/2025	USD	17,611,249	17,526,102	17,484,362	[1,3,4]
BlueHalo Global Holdings, LLC	First Lien Term Loan	10.30%	SOFR	600	10/31/2025	USD	5,638,859	5,617,343	5,598,232	[1,3,4]
BlueHalo Global Holdings, LLC	Revolver	10.30%	SOFR	600	10/31/2025	USD	1,285,714	1,134,460	1,125,190	[1,3,4,7]
Bluehalo Global Holdings, LLC	First Lien Term Loan	10.30%	SOFR	600	11/15/2030	USD	28,381,312	28,292,588	28,176,828	[1,3,4]
BP Purchaser, LLC	First Lien Term Loan	10.06%	SOFR	550	12/10/2028	USD	12,716,361	12,556,328	11,775,193	[1,3,4]
BPCP NSA Intermedco, Inc.	Delayed Draw	9.05%	SOFR	475	5/17/2030	USD	6,112,623	2,245,857	2,213,922	[1,3,4,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
BPCP NSA Intermedco, Inc.	First Lien Term Loan	9.05%	SOFR	475	5/17/2030	USD	17,435,478	$17,181,423	$17,063,246	[1,3,4]
BPCP NSA Intermedco, Inc.	Revolver	9.34%	SOFR	500	5/17/2030	USD	2,816,811	22,917	5,781	[1,3,4,7]
BradyIFS Holdings, LLC	Delayed Draw	9.29%	SOFR	500	10/31/2029	USD	2,926,949	2,031,493	2,048,077	[1,3,4,6,7]
BradyIFS Holdings, LLC	First Lien Term Loan	9.29%	SOFR	500	10/31/2029	USD	29,575,745	29,115,095	29,258,370	[1,3,4,6]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	2,028,774	(32,498)	(22,131)[1,2,3,6]
British Engineering Services Holdco Limited	First Lien Term Loan	11.98%, 3.28% PIK	SONIA	400	12/2/2027	GBP	411,893	551,017	528,095	[1,3,4,5,8]
British Engineering Services Holdco Limited	Revolver	11.98%, 3.28% PIK	SONIA	400	12/2/2027	GBP	988,543	1,322,441	1,267,427	[1,3,4,5,8]
Caldwell & Gregory LLC	Delayed Draw	9.05%	SOFR	475	9/30/2030	USD	4,500,000	760,394	781,303	[1,3,4,7]
Caldwell & Gregory LLC	First Lien Term Loan	9.05%	SOFR	475	9/30/2030	USD	22,443,750	22,128,095	22,225,811	[1,3,4]
Caldwell & Gregory LLC	Revolver	0.50%			9/30/2030	USD	3,000,000	(41,219)	(29,131)[1,2,3]
Carbon TopCo, Inc.	First Lien Term Loan	10.42%	SOFR	600	11/1/2030	USD	19,263,332	18,897,046	18,914,682	[1,3,4]
Carbon TopCo, Inc.	Revolver	0.50%			5/1/2030	USD	2,739,726	(50,704)	(49,587)[1,2,3]
CC WDW Borrower, Inc.	Delayed Draw	11.20%	SOFR	675	1/27/2028	USD	350,000	350,000	339,737	[1,3,4]
Charter Industries	First Lien Term Loan	9.67%	SOFR	525	11/30/2026	USD	4,217,854	4,195,285	4,180,947	[1,3,4]
Charter Industries	Revolver	0.50%			11/30/2026	USD	539,250	(2,702)	(4,718)[1,2,3]
Climate Pros, LLC	Delayed Draw	10.42%	SOFR	600	1/24/2026	USD	49,788,125	32,833,207	33,212,302	[1,3,4,7]
CMG Holdco, LLC	Delayed Draw	1.00%			10/31/2030	USD	836,619	(8,082)	(8,895)[1,2,3,6]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	2,343,750	(70,312)	(18,312)[1,2,3]
Cobham Holdings, Inc.	First Lien Term Loan	9.32%	SOFR	500	1/9/2030	USD	22,259,766	21,753,443	22,085,843	[1,3,4]
Comar Holding Company, LLC	Delayed Draw	11.05%, 4.75% PIK	SOFR	200	9/17/2026	USD	820,306	812,682	751,485	[1,3,4,8]
Comar Holding Company, LLC	First Lien Term Loan	11.05%, 4.75% PIK	SOFR	200	9/17/2026	USD	5,214,795	5,199,438	4,777,288	[1,3,4,8]
Concert Bidco Limited	First Lien Term Loan	1.00%			11/30/2027	GBP	4,528,275	1,898,384	2,094,729	[1,2,3,5]
Consor Intermediate II, LLC	Delayed Draw	8.80%	SOFR	450	5/10/2031	USD	14,366,198	2,681,164	2,793,896	[1,3,4,7]
Consor Intermediate II, LLC	Delayed Draw	8.81%	SOFR	450	5/10/2031	USD	5,281,690	1,009,125	1,027,168	[1,3,4,7]
Consor Intermediate II, LLC	First Lien Term Loan	8.80%	SOFR	450	5/10/2031	USD	12,749,735	12,686,591	12,730,319	[1,3,4]
Consor Intermediate II, LLC	Revolver	0.50%			5/10/2031	USD	5,239,437	(33,522)	(7,979)[1,2,3]
Continental Acquisition Holdings, Inc.	Delayed Draw	11.45%, 4.08% PIK	SOFR	293	1/20/2027	USD	2,771,894	2,719,374	1,918,151	[1,3,4,8]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Continental Acquisition Holdings, Inc.	First Lien Term Loan	11.45%, 4.08% PIK	SOFR	293	1/20/2027	USD	7,524,206	$7,468,948	$5,206,750	[1,3,4,8]
CSAFE Acquisition Company, Inc.	Delayed Draw	10.50%	SOFR	575	12/14/2028	USD	272,991	270,273	270,261	[1,3,4]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	10.05%	SOFR	575	12/14/2028	USD	276,837	275,458	275,453	[1,3,4]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	10.50%	SOFR	575	12/14/2028	USD	2,799,665	2,820,571	2,820,662	[1,3,4]
CSAFE Acquisition Company, Inc.	Delayed Draw	10.01%	SOFR	575	3/8/2029	USD	537,624	532,837	536,806	[1,3,4,6]
CSAFE Acquisition Company, Inc.	Revolver	10.50%	SOFR	575	3/8/2029	USD	651,579	651,579	651,579	[1,3,4]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	10.50%	SONIA	575	12/14/2028	GBP	1,773,058	2,296,871	2,302,998	[1,3,4,5,6]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	10.50%	SONIA	575	12/14/2028	GBP	900,298	1,174,153	1,171,748	[1,3,4,5]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	11.07%	SOFR	575	12/14/2028	USD	12,707,775	12,794,233	12,777,241	[1,3,4,6]
CSAFE Acquisition Company, Inc.	Revolver	10.50%	SOFR	575	3/8/2029	USD	1,316,285	1,316,285	1,323,481	[1,3,4,6]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	8.70%	SOFR	425	3/25/2028	USD	21,230,000	21,119,043	20,062,350	[1,4]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	9.07%	SOFR	463	3/25/2028	USD	2,532,601	2,480,096	2,393,308	[1,4]
Diverzify Intermediate LLC	Delayed Draw	1.00%			5/11/2027	USD	17,142,857	(235,127)	(161,330)[1,2,3]
Diverzify Intermediate LLC	First Lien Term Loan	10.31%	SOFR	575	5/11/2027	USD	32,775,000	32,302,881	32,466,558	[1,3,4]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/15/2031	USD	9,868,421	(96,109)	(62,325)[1,2,3]
Duro Dyne National Corp.	First Lien Term Loan	9.30%	SOFR	500	11/15/2031	USD	55,263,158	54,731,274	54,914,137	[1,3,4]
Duro Dyne National Corp.	Revolver	0.50%			11/15/2031	USD	9,868,421	(93,347)	(62,325)[1,2,3]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/17/2031	USD	2,837,624	(27,742)	(17,921)[1,2,3,6]
Duro Dyne National Corp.	First Lien Term Loan	9.30%	SOFR	500	11/17/2031	USD	15,890,694	15,736,951	15,790,335	[1,3,4,6]
Duro Dyne National Corp.	Revolver	9.36%	SOFR	500	11/17/2031	USD	2,837,624	256,632	265,841	[1,3,4,6,7]
Dwyer Instruments, LLC	Delayed Draw	1.00%			11/20/2032	USD	372,319	(3,641)	(3,541)[1,2,3]
Dwyer Instruments, LLC	First Lien Term Loan	9.05%	SOFR	475	11/20/2032	USD	3,123,666	3,093,382	3,093,958	[1,3,4]
Dwyer Instruments, LLC	Revolver	0.50%			11/20/2032	USD	214,645	(2,046)	(2,041)[1,2,3]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	11/20/2032	USD	35,355	14,062	14,065	[1,3,4]
Dwyer Instruments, LLC	Delayed Draw	9.05%	SOFR	475	7/21/2027	USD	1,903,352	1,865,285	1,885,250	[1,3,4,6]
Dwyer Instruments, LLC	First Lien Term Loan	9.05%	SOFR	475	7/21/2027	USD	16,689,256	16,490,167	16,530,529	[1,3,4,6]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	7/21/2027	USD	2,877,190	899,122	871,758	[1,3,4,6,7]
Dwyer Instruments, LLC	Delayed Draw	1.00%			7/21/2029	USD	984,420	(9,500)	(9,363)[1,2,3]
Dwyer Instruments, LLC	Delayed Draw	9.05%	SOFR	475	7/21/2029	USD	2,277,762	2,240,192	2,256,099	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Dwyer Instruments, LLC	First Lien Term Loan	9.05%	SOFR	475	7/21/2029	USD	18,360,612	$18,175,213	$18,185,989	[1,3,4]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	7/21/2029	USD	2,395,868	755,548	755,146	[1,3,4,7]
Echo Global Logistics, Inc.	Second Lien Term Loan	11.42%	SOFR	710	11/23/2029	USD	8,000,000	7,888,000	7,800,178	[1,3,4]
EIS Legacy Holdco, LLC	Delayed Draw	9.05%	SOFR	475	11/5/2031	USD	852,273	162,184	161,516	[1,3,4,7]
EIS Legacy Holdco, LLC	First Lien Term Loan	9.05%	SOFR	475	11/5/2031	USD	1,789,773	1,772,606	1,771,001	[1,3,4]
EIS Legacy Holdco, LLC	Revolver	0.50%			11/5/2030	USD	250,000	(2,358)	(2,622)[1,2,3]
Energy Acquisition LP	Delayed Draw	1.00%			5/10/2029	USD	2,548,000	(34,235)	(3,881)[1,2,3]
Energy Acquisition LP	First Lien Term Loan	10.81%	SOFR	650	5/10/2029	USD	23,581,500	23,367,401	23,545,587	[1,3,4]
EShipping LLC	First Lien Term Loan	9.32%	SOFR	500	11/5/2027	USD	3,490,773	3,454,568	3,485,456	[1,3,4]
Excelitas Technologies Corp.	Delayed Draw	1.00%			8/12/2029	USD	1,945,304	(26,829)	21,720	[1,2,3,6]
Fastener Distribution Holdings, LLC	Delayed Draw	1.00%			11/4/2031	USD	787,352	(7,648)	(8,306)[1,2,3]
Fastener Distribution Holdings, LLC	First Lien Term Loan	9.07%	SOFR	475	11/4/2031	USD	2,106,167	2,085,971	2,083,947	[1,3,4]
Fire Flow Intermediate Corporation	First Lien Term Loan	9.59%	SOFR	500	7/10/2031	USD	30,000,000	29,706,300	29,632,979	[1,3,4,6]
Flint OpCo, LLC	Delayed Draw	9.04%	SOFR	475	8/15/2030	USD	2,722,817	2,654,748	2,718,670	[1,3,4,6]
Flint OpCo, LLC	Delayed Draw	9.05%	SOFR	475	8/15/2030	USD	3,208,649	1,274,934	1,299,964	[1,3,4,6,7]
Flint OpCo, LLC	First Lien Term Loan	9.05%	SOFR	475	8/15/2030	USD	6,450,848	6,315,644	6,441,023	[1,3,4,6]
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,026,252	(25,656)	(1,563)[1,2,3,6]
Flow Control Solutions, Inc.	First Lien Term Loan	9.30%	SOFR	500	3/31/2028	USD	1,243,903	1,214,934	1,233,439	[1,3,4,6]
Flow Control Solutions, Inc.	Revolver	9.29%	SOFR	500	3/31/2028	USD	420,949	140,255	136,672	[1,3,4,6,7]
Flow Control Solutions, Inc.	Delayed Draw	9.30%	SOFR	500	3/31/2029	USD	1,515,042	11,616	19,562	[1,3,4,6,7]
Flow Control Solutions, Inc.	Revolver	0.50%			3/31/2029	USD	806,287	(10,316)	(6,863)[1,2,3,6]
FLS Holding, Inc.	Revolver	9.69%	SOFR	525	12/17/2027	USD	2,000,000	959,989	784,079	[1,3,4,7]
FLS Holding, Inc.	Delayed Draw	9.70%	SOFR	525	12/17/2028	USD	4,900,000	4,802,000	4,370,993	[1,3,4]
FLS Holding, Inc.	First Lien Term Loan	9.69%	SOFR	525	12/17/2028	USD	22,540,000	22,259,690	20,106,569	[1,3,4]
Fortis Solutions Group, LLC	Revolver	9.90%	SOFR	550	10/15/2027	USD	2,787,568	1,325,837	1,381,955	[1,3,4,7]
Fortis Solutions Group, LLC	Delayed Draw	9.90%	SOFR	550	10/15/2028	USD	15,207,332	1,636,077	1,830,839	[1,3,4,7]
Fortis Solutions Group, LLC	First Lien Term Loan	9.90%	SOFR	550	10/15/2028	USD	20,671,533	20,369,132	20,641,036	[1,3,4]
Frontline Road Safety Operations, LLC	Delayed Draw	9.07%	SOFR	475	3/4/2032	USD	1,036,006	8,533	8,477	[1,3,4,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Frontline Road Safety Operations, LLC	First Lien Term Loan	9.07%	SOFR	475	3/4/2032	USD	3,522,447	$3,487,489	$3,487,223	[1,3,4,6]
Frontline Road Safety Operations, LLC	Revolver	0.50%			3/4/2032	USD	674,405	(6,672)	(6,744)[1,2,3,6]
Geo TopCo Corporation	Delayed Draw	1.00%			10/15/2031	USD	22,338,106	(110,453)	(134,181)[1,2,3,6]
Geo TopCo Corporation	Delayed Draw	11.25%	PRIME	375	10/15/2031	USD	3,942,018	3,922,643	3,913,457	[1,3,4,6]
Geo TopCo Corporation	First Lien Term Loan	9.05%	SOFR	475	10/15/2031	USD	64,768,483	64,543,359	64,462,657	[1,3,4,6]
Geo TopCo Corporation	Revolver	9.07%	PRIME	475	10/15/2031	USD	6,524,881	2,128,498	2,121,758	[1,3,4,6,7]
Geo TopCo Corporation	Revolver	9.07%	SOFR	475	10/15/2031	USD	3,330,215	1,085,719	1,077,637	[1,3,4,6,7]
Global Critical Logistics LLC	Delayed Draw	9.42%	PRIME	500	7/31/2026	USD	24,910,418	20,002,244	20,031,705	[1,3,4,7]
Global Critical Logistics LLC	First Lien Term Loan	9.42%	SOFR	500	7/31/2026	USD	49,625,000	49,200,935	49,202,580	[1,3,4]
GMES Intermediate Holdings, LLC	Delayed Draw	10.65%	SOFR	625	7/6/2029	USD	6,119,818	2,589,599	2,739,992	[1,3,4,7]
GMES Intermediate Holdings, LLC	First Lien Term Loan	10.65%	SOFR	625	7/6/2029	USD	27,953,846	27,463,169	28,173,641	[1,3,4]
GMES Intermediate Holdings, LLC	Revolver	10.65%	PRIME	625	7/6/2029	USD	4,102,564	717,949	711,701	[1,3,4,7]
Graffiti Buyer, Inc.	Delayed Draw	9.92%	SOFR	550	4/29/2030	USD	4,203,869	913,541	837,921	[1,3,4,7]
Graffiti Buyer, Inc.	First Lien Term Loan	9.91%	SOFR	550	4/29/2030	USD	4,624,256	4,571,779	4,482,391	[1,3,4]
Graffiti Buyer, Inc.	Delayed Draw	9.90%	SOFR	550	8/10/2027	USD	4,980,638	4,908,067	4,827,840	[1,3,4]
Graffiti Buyer, Inc.	Delayed Draw	9.92%	SOFR	550	8/10/2027	USD	1,258,807	270,678	250,350	[1,3,4,6,7]
Graffiti Buyer, Inc.	First Lien Term Loan	9.91%	SOFR	550	8/10/2027	USD	1,382,021	1,363,529	1,339,623	[1,3,4,6]
Graffiti Buyer, Inc.	First Lien Term Loan	9.92%	SOFR	550	8/10/2027	USD	10,900,212	10,777,585	10,565,810	[1,3,4]
Graffiti Buyer, Inc.	Revolver	9.92%	SOFR	550	8/10/2027	USD	2,522,321	839,391	763,393	[1,3,4,7]
Groome Transportation of Arizona, LLC	First Lien Term Loan	9.79%	SOFR	550	11/15/2028	USD	21,625,398	21,438,112	21,355,080	[1,3,4]
Groome Transportation of Arizona, LLC	Revolver	9.79%	SOFR	550	11/15/2028	USD	2,794,726	631,344	624,768	[1,3,4,7]
Ground Penetrating Radar Systems, LLC	Delayed Draw	1.00%			1/2/2032	USD	4,455,446	(43,787)	(51,362)[1,2,3]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	8.80%	SOFR	450	1/2/2032	USD	23,168,316	22,942,420	22,901,233	[1,3,4]
Ground Penetrating Radar Systems, LLC	Revolver	8.80%	SOFR	450	1/2/2032	USD	2,376,238	868,088	863,696	[1,3,4]
GS Seer Group Borrower LLC	Revolver	0.50%			4/28/2029	USD	733,945	(25,345)	(15,774)[1,2,3]
GS Seer Group Borrower LLC	Delayed Draw	11.05%	SOFR	675	4/28/2030	USD	2,738,603	1,818,770	1,841,449	[1,3,4,7]
GS Seer Group Borrower LLC	First Lien Term Loan	11.05%	SOFR	675	4/28/2030	USD	6,416,055	6,261,192	6,278,158	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
HCR Commerical Roofing Holdings, Inc.	First Lien Term Loan	9.57%	SOFR	525	3/9/2027	USD	992,393	$981,476	$977,507	[1,3,4]
HCR Commerical Roofing Holdings, Inc.	Revolver	9.54%	SOFR	525	3/9/2027	USD	111,000	20,906	20,535	[1,3,4,7]
HeartLand PPC Buyer, LLC	Delayed Draw	9.55%	SOFR	525	12/12/2029	USD	4,636,366	2,785,453	2,859,977	[1,3,4,6,7]
HeartLand PPC Buyer, LLC	First Lien Term Loan	9.55%	SOFR	525	12/12/2029	USD	22,924,334	22,480,790	22,832,198	[1,3,4,6]
HeartLand PPC Buyer, LLC	Revolver	9.56%	SOFR	525	12/12/2029	USD	5,430,795	3,032,684	3,109,932	[1,3,4,6,7]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	11.42%	ARR CSA	700	3/31/2030	USD	17,972,293	17,610,690	17,944,922	[1,3,4]
Heniff Holdco, LLC	First Lien Term Loan	10.16%	SOFR	585	12/3/2026	USD	4,524,575	4,524,575	4,524,575	[1,3,4]
Heniff Holdco, LLC	Revolver	13.25%	PRIME	575	12/3/2026	USD	1,941,840	1,666,746	1,666,746	[1,3,4,7]
High Bar Brands Operating, LLC	Delayed Draw	9.55%	SOFR	525	12/19/2029	USD	3,297,402	1,326,537	1,379,887	[1,3,4,6,7]
High Bar Brands Operating, LLC	First Lien Term Loan	9.55%	SOFR	525	12/19/2029	USD	9,494,869	9,335,178	9,480,409	[1,3,4,6]
High Bar Brands Operating, LLC	Revolver	9.55%	SOFR	525	12/19/2029	USD	1,508,774	217,378	239,106	[1,3,4,6,7]
Horizon Avionics Buyer, LLC	Delayed Draw	1.00%			3/29/2032	USD	1,127,095	(11,271)	(11,271)[1,2,3]
Horizon Avionics Buyer, LLC	First Lien Term Loan	8.83%	SOFR	450	3/28/2032	USD	5,973,606	5,913,870	5,913,870	[1,3,4]
Horizon Avionics Buyer, LLC	Revolver	8.83%	SOFR	450	3/28/2032	USD	1,514,884	106,042	106,042	[1,2,3]
HP RSS Buyer, Inc.	Delayed Draw	9.30%	SOFR	500	12/11/2029	USD	7,195,952	7,074,235	7,131,106	[1,3,4,6]
HP RSS Buyer, Inc.	First Lien Term Loan	9.30%	SOFR	500	12/11/2029	USD	8,388,603	8,247,841	8,313,009	[1,3,4,6]
HPS Industrials	First Lien Term Loan	9.56%	SOFR	525	7/26/2025	USD	9,610,662	9,575,991	9,596,025	[1,3,4,6]
Hydraulic Technologies USA LLC	Revolver	9.80%	SOFR	550	6/3/2030	USD	3,148,500	385,730	396,699	[1,3,4,6,7]
Hydraulic Technologies USA LLC	First Lien Term Loan	9.80%	SOFR	550	6/3/2031	USD	20,172,960	19,801,227	19,890,460	[1,3,4,6]
ID Images Acquisition	First Lien Term Loan	10.07%	SOFR	575	7/30/2026	USD	14,115,472	13,978,566	13,910,754	[1,3,4]
Infogain Corporation	First Lien Term Loan	10.17%	SOFR	575	7/30/2028	USD	19,500,000	19,251,178	19,470,303	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	8.43%	EURIBOR	525	2/16/2029	EUR	2,750,000	2,986,862	2,921,582	[1,3,4,5]
Jade Bidco Limited	First Lien Term Loan	9.84%	SOFR	525	2/16/2029	USD	20,000,000	19,658,388	19,650,029	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	8.43%	EURIBOR	525	2/21/2029	EUR	534,451	643,404	567,797	[1,3,4,5]
Jade Bidco Limited	First Lien Term Loan	9.84%	SOFR	525	2/21/2029	USD	3,073,604	3,022,505	3,019,820	[1,3,4]
Jet Equipment & Tools Ltd.	First Lien Term Loan	7.91%	CORRA	525	12/28/2028	CAD	3,192,000	2,311,059	2,214,675	[1,3,4,5]
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	9.05%	SOFR	475	2/20/2031	USD	2,135,448	45,666	42,175	[1,3,4]
JFL-Atomic Acquisitionco, Inc.	First Lien Term Loan	9.07%	SOFR	475	2/20/2031	USD	4,938,224	4,865,201	4,856,743	[1,3,4]
JFL-Atomic Acquisitionco, Inc.	Revolver	0.50%			2/20/2031	USD	667,328	(9,829)	(11,011)[1,2,3]
Keel Platform, LLC	Delayed Draw	9.05%	SOFR	475	1/19/2031	USD	7,640,835	772,083	802,632	[1,3,4,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Keel Platform, LLC	First Lien Term Loan	9.05%	SOFR	475	1/19/2031	USD	17,416,619	$17,264,997	$17,379,440	[1,3,4]
Kenco PPC Buyer, LLC	First Lien Term Loan	9.00%	PRIME	475	11/15/2029	USD	16,148,325	15,989,045	15,969,049	[1,3,4,6]
Kenco PPC Buyer, LLC	Revolver	11.25%	PRIME	375	11/15/2029	USD	1,076,556	150,895	149,531	[1,3,4,6,7]
Kittyhawk, Inc.	First Lien Term Loan	9.55%	SOFR	525	4/26/2029	USD	1,994,400	1,960,348	1,954,512	[1,3,4]
Kittyhawk, Inc.	Revolver	0.50%			4/26/2029	USD	466,500	(7,644)	(9,330)[1,2,3]
Kleinfelder Intermediate LLC	Revolver	0.50%			9/18/2028	USD	1,475,410	—	(2,247)[1,2,3]
Kleinfelder Intermediate LLC	Delayed Draw	1.00%			9/18/2030	USD	2,213,115	(33,197)	(3,370)[1,2,3]
Kleinfelder Intermediate LLC	First Lien Term Loan	9.29%	SOFR	500	9/18/2030	USD	11,170,082	11,028,335	11,153,071	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.89%	SOFR	550	10/19/2028	USD	1,461,444	1,432,261	1,323,511	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.91%	SOFR	550	10/19/2028	USD	60,902,417	5,501,795	5,920,811	[1,3,4,7]
KPSKY Acquisition, Inc.	First Lien Term Loan	9.89%	SOFR	550	10/19/2028	USD	21,435,396	21,138,032	19,412,297	[1,3,4]
L & J Holding Company, LLC	Delayed Draw	1.00%			7/29/2030	USD	1,285,000	(24,307)	(25,700)[1,2,3]
L & J Holding Company, LLC	First Lien Term Loan	9.07%	SOFR	475	7/29/2030	USD	1,542,000	1,513,761	1,511,160	[1,3,4]
L & J Holding Company, LLC	Revolver	0.50%			7/29/2030	USD	288,000	(5,130)	(5,760)[1,2,3]
LandCare Holdings, Inc.	First Lien Term Loan	9.56%	SOFR	500	7/26/2027	USD	2,459,421	2,422,548	2,455,675	[1,3,4]
Lehman Pipe Buyer, LLC	First Lien Term Loan	9.31%	SOFR	500	8/30/2030	USD	3,876,600	3,804,707	3,799,068	[1,3,4]
Lehman Pipe Buyer, LLC	Revolver	0.50%			8/30/2030	USD	693,750	(12,559)	(13,875)[1,2,3]
Lightbeam Bidco, Inc.	Revolver	9.30%	SOFR	500	5/4/2029	USD	934,761	244,596	247,846	[1,3,4,6,7]
Lightbeam Bidco, Inc.	Delayed Draw	9.30%	SOFR	500	5/4/2030	USD	6,188,246	3,179,765	3,243,045	[1,3,4,6,7]
Lightbeam Bidco, Inc.	First Lien Term Loan	9.30%	SOFR	500	5/4/2030	USD	8,703,478	8,530,976	8,690,222	[1,3,4,6]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,034,483	(21,652)	(1,575)[1,2,3]
LJ Avalon Holdings, LLC	Delayed Draw	1.00%			2/1/2030	USD	3,017,241	(28,118)	(4,595)[1,2,3]
LJ Avalon Holdings, LLC	Delayed Draw	9.07%	SOFR	475	2/1/2030	USD	2,572,163	2,512,972	2,568,245	[1,3,4]
LJ Avalon Holdings, LLC	First Lien Term Loan	9.07%	SOFR	475	2/1/2030	USD	10,968,427	10,662,330	10,951,723	[1,3,4]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,810,345	(63,362)	(2,757)[1,2,3]
LJ Avalon Holdings, LLC	Delayed Draw	9.07%	SOFR	475	2/1/2030	USD	4,489,970	4,308,649	4,483,132	[1,3,4]
MAG DS Corp.	First Lien Term Loan	9.90%	SOFR	550	4/1/2027	USD	8,153,104	7,992,005	8,109,753	[1,3,4,9]
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	3,030,303	(59,614)	(25,190)[1,2,3]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(82,712)	(30,228)[1,2,3]
Magneto Components Buyco, LLC	First Lien Term Loan	10.30%, 2.57% PIK	SOFR	343	12/5/2030	USD	18,408,669	18,013,774	18,255,645	[1,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Mandrake BidCo, Inc.	Revolver	0.50%			8/20/2031	USD	724,000	$(6,497)	$(7,970)[1,2,3]
Mandrake BidCo, Inc.	First Lien Term Loan	9.04%	SOFR	475	8/20/2031	USD	4,254,440	4,214,584	4,207,605	[1,3,4]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.46%	ARR CSA	700	6/23/2028	USD	6,879,130	6,805,421	6,198,959	[1,3,4]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.46%	ARR CSA	700	6/23/2028	USD	21,365,530	21,151,875	19,253,026	[1,3,4]
MEI Buyer, LLC	Delayed Draw	9.32%	SOFR	500	6/29/2029	USD	2,079,379	2,048,189	2,076,212	[1,3,4,6]
MEI Buyer, LLC	First Lien Term Loan	9.32%	SOFR	500	6/29/2029	USD	14,790,183	14,418,314	14,767,658	[1,3,4,6]
MEI Buyer, LLC	Revolver	9.31%	SOFR	500	6/29/2029	USD	2,287,317	207,938	204,455	[1,3,4,6,7]
Modigent, LLC	Delayed Draw	9.05%	SOFR	475	8/23/2028	USD	481,856	480,668	480,562	[1,3,4,6]
Modigent, LLC	First Lien Term Loan	9.05%	SOFR	475	8/23/2028	USD	694,694	692,981	692,828	[1,3,4,6]
Monarch Landscape Holdings, LLC	Delayed Draw	9.30%	SOFR	500	3/31/2028	USD	3,244,141	3,211,699	3,216,850	[1,3,4,6]
Monarch Landscape Holdings, LLC	First Lien Term Loan	9.30%	SOFR	500	3/31/2028	USD	4,177,798	4,118,949	4,142,653	[1,3,4,6]
Monroe Engineering Group LLC	Delayed Draw	9.55%	SOFR	525	12/20/2028	USD	18,000,000	3,816,000	3,789,324	[1,3,4,7]
Motion & Control Enterprises LLC	Delayed Draw	1.00%			6/1/2028	USD	2,785,793	(39,312)	(56,258)[1,2,3,6]
Motion & Control Enterprises LLC	Delayed Draw	10.32%	SOFR	600	6/1/2028	USD	8,136,737	7,980,868	7,972,420	[1,3,4,6]
Motion & Control Enterprises LLC	First Lien Term Loan	10.32%	SOFR	600	6/1/2028	USD	33,999,680	33,378,249	33,313,076	[1,3,4,6]
Motion & Control Enterprises LLC	Revolver	10.32%	SOFR	600	6/1/2028	USD	1,410,566	1,128,453	1,099,685	[1,3,4,6,7]
MSIS Holdings, Inc.	Delayed Draw	1.00%			3/10/2031	USD	1,040,005	(15,525)	(16,150)[1,2,3,6]
MSIS Holdings, Inc.	First Lien Term Loan	9.29%	SOFR	500	3/10/2031	USD	3,198,014	3,150,393	3,148,352	[1,3,4,6]
MSIS Holdings, Inc.	Revolver	0.50%			3/10/2031	USD	742,003	(11,021)	(11,522)[1,2,3,6]
My Buyer, LLC	Delayed Draw	9.80%	SOFR	550	1/26/2030	USD	564,000	554,811	552,720	[1,3,4]
My Buyer, LLC	First Lien Term Loan	10.05%	SOFR	550	1/26/2030	USD	1,425,200	1,400,898	1,396,696	[1,3,4]
My Buyer, LLC	Revolver	10.05%	SOFR	575	1/26/2030	USD	423,750	148,508	146,899	[1,3,4,7]
NEFCO Holding Company LLC	Delayed Draw	10.03%	SOFR	575	8/5/2028	USD	437,393	435,488	435,205	[1,3,4]
NEFCO Holding Company LLC	First Lien Term Loan	10.00%	SOFR	575	8/5/2028	USD	897,290	893,378	888,318	[1,3,4]
NEFCO Holding Company LLC	First Lien Term Loan	10.03%	SOFR	575	8/5/2028	USD	676,498	672,084	673,116	[1,3,4]
NEFCO Holding Company LLC	Revolver	12.25%	PRIME	475	8/5/2028	USD	185,445	61,198	60,997	[1,3,4,7]
NFM & J, LP	Delayed Draw	10.16%	SOFR	575	11/30/2027	USD	5,563,456	565,786	525,913	[1,3,4,7]
NFM & J, LP	First Lien Term Loan	10.13%	SOFR	575	11/30/2027	USD	9,907,461	9,836,782	9,739,041	[1,3,4]
NFM & J, LP	Revolver	12.25%	PRIME	475	11/30/2027	USD	2,226,563	486,131	366,863	[1,3,4,7]
Northstar Recycling, Inc.	Delayed Draw	1.00%			12/23/2030	USD	4,411,765	(53,935)	(61,782)[1,2,3]
Northstar Recycling, Inc.	First Lien Term Loan	8.95%	SOFR	465	12/23/2030	USD	17,647,059	17,433,953	17,399,931	[1,3,4]
Northstar Recycling, Inc.	Revolver	0.50%			12/23/2030	USD	2,941,176	(35,131)	(41,188)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
PAG Holding Corporation	Delayed Draw	9.05%	SOFR	475	12/26/2029	USD	6,934,530	$6,814,521	$6,835,343	[1,3,4]
PAG Holding Corporation	First Lien Term Loan	9.05%	SOFR	475	12/26/2029	USD	20,971,410	20,618,589	20,671,447	[1,3,4]
PAG Holding Corporation	Revolver	11.75%	SOFR	750	12/21/2029	USD	1,900,739	655,251	657,984	[1,3,4,7]
PAG Holding Corporation	First Lien Term Loan	9.05%	SOFR	475	12/21/2029	USD	13,985,345	13,756,373	13,785,306	[1,3,4]
PAG Holding Corporation	Revolver	0.50%			12/21/2029	USD	1,525,116	(24,407)	(21,814)[1,2,3]
Panda Acquisition LLC	First Lien Term Loan	12.82%	SOFR	850	10/18/2028	USD	15,400,000	13,188,660	14,541,600	[1,3,4]
Paris US Holdco, Inc.	Delayed Draw	1.00%			12/2/2031	USD	1,079,157	(10,542)	(12,200)[1,2,3,6]
Paris US Holdco, Inc.	First Lien Term Loan	9.32%	SOFR	500	12/2/2031	USD	4,181,733	4,141,295	4,134,459	[1,3,4,6]
Paris US Holdco, Inc.	Revolver	11.50%	PRIME	400	12/2/2031	USD	764,932	347	(998)[1,3,4,6,7]
PCX Holding Corp.	Delayed Draw	10.70%	SOFR	625	4/22/2027	USD	3,026,563	2,991,755	2,974,493	[1,3,4]
PCX Holding Corp.	Delayed Draw	10.71%	SOFR	625	4/22/2027	USD	3,047,227	2,971,050	2,994,801	[1,3,4]
PCX Holding Corp.	First Lien Term Loan	10.70%	SOFR	625	4/22/2027	USD	6,031,250	5,970,938	5,927,486	[1,3,4]
PCX Holding Corp.	Revolver	10.70%	SOFR	625	4/22/2027	USD	625,000	625,099	614,247	[1,3,4]
Pele Buyer LLC	First Lien Term Loan	9.74% PIK	SOFR	550	6/18/2026	USD	6,475,519	6,475,430	6,122,979	[1,3,4,8]
PlayPower, Inc.	First Lien Term Loan	9.30%	SOFR	500	2/25/2031	USD	3,030,303	3,000,363	2,995,861	[1,3,4]
Playpower, Inc.	First Lien Term Loan	9.30%	SOFR	500	8/28/2030	USD	21,662,879	21,361,545	21,416,662	[1,3,4]
Playpower, Inc.	Revolver	0.50%			8/28/2030	USD	3,282,828	(44,522)	(37,312)[1,2,3]
Polycorp Ltd.	Delayed Draw	1.00%			1/24/2030	USD	5,340,000	(55,476)	(85,216)[1,2,3]
Polycorp Ltd.	First Lien Term Loan	9.32%	SOFR	500	1/24/2030	USD	6,509,498	6,438,261	6,405,618	[1,3,4]
Polycorp Ltd.	Revolver	11.07%	SOFR	575	1/24/2030	USD	1,337,500	93,027	85,656	[1,3,4,7]
Polyphase Elevator Holding Company	Delayed Draw	10.43%, 5.00% PIK	SOFR	100	6/23/2027	USD	3,495,007	3,474,800	3,079,647	[1,3,4,8]
Polyphase Elevator Holding Company	First Lien Term Loan	10.43%, 5.00% PIK	SOFR	100	6/23/2027	USD	10,232,575	10,152,738	9,016,495	[1,3,4,8]
Power Acquisition LLC	First Lien Term Loan	10.04%	SOFR	575	1/22/2030	USD	16,635,087	16,217,637	16,200,828	[1,3,4]
Power Grid Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	11/30/2030	USD	19,630,178	19,630,178	19,599,078	[1,3,4]
Power Grid Holdings, Inc.	Revolver	0.50%			11/30/2030	USD	1,900,000	—	(3,010)[1,2,3]
Power Grid Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/2/2030	USD	45,729,861	45,036,761	45,657,412	[1,3,4,6]
Power Grid Holdings, Inc.	Revolver	0.50%			12/2/2030	USD	9,249,535	(150,651)	(14,654)[1,2,3,6]
Pregis TopCo LLC	Second Lien Term Loan	12.17%	SOFR	775	8/1/2029	USD	5,000,000	4,954,359	4,984,777	[1,3,4]
Process Insights Acquisition, Inc.	Delayed Draw	10.54%	SOFR	625	7/18/2029	USD	1,620,679	790,081	795,735	[1,3,4,6,7]
Process Insights Acquisition, Inc.	First Lien Term Loan	10.57%	SOFR	625	7/18/2029	USD	9,168,587	8,986,819	9,085,964	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Process Insights Acquisition, Inc.	Revolver	10.57%	SOFR	625	7/18/2029	USD	1,620,679	$1,602,852	$1,588,247	[1,3,4,6,7]
PT Intermediate Holdings III, LLC	Delayed Draw	1.00%			4/9/2030	USD	3,737,391	(6,345)	27,894	[1,2,3]
PT Intermediate Holdings III, LLC	First Lien Term Loan	9.30%, 1.75% PIK	SOFR	325	4/9/2030	USD	52,934,815	52,372,686	53,094,205	[1,3,4,7,8]
PumpTech, LLC	Delayed Draw	1.00%			1/24/2031	USD	1,405,482	(17,302)	(20,729)[1,2,3,6]
PumpTech, LLC	First Lien Term Loan	9.05%	SOFR	475	1/24/2031	USD	1,967,674	1,943,641	1,938,654	[1,3,4,6]
PumpTech, LLC	Revolver	0.50%			1/24/2031	USD	438,630	(5,317)	(6,469)[1,2,3,6]
R1 Holdings LLC	Delayed Draw	10.49%	SOFR	625	12/29/2028	USD	1,237,293	1,167,045	1,240,351	[1,3,4,7]
R1 Holdings LLC	First Lien Term Loan	10.49%	SOFR	625	12/29/2028	USD	13,502,222	13,216,815	13,535,586	[1,3,4]
R1 Holdings LLC	Revolver	10.50%	SOFR	625	12/29/2028	USD	2,714,932	1,048,357	1,066,001	[1,3,4,7]
Radwell Parent, LLC	Delayed Draw	1.00%			4/1/2029	USD	17,674,956	(156,801)	(186,144)[1,2,3,6]
Radwell Parent, LLC	First Lien Term Loan	9.80%	SOFR	550	4/1/2029	USD	68,775,666	68,299,021	68,142,992	[1,3,4,6]
Radwell Parent, LLC	Revolver	9.80%	SOFR	550	4/1/2029	USD	2,921,300	1,363,273	1,332,508	[1,3,4,7]
RCS Industrials	First Lien Term Loan	9.95%	SOFR	550	12/1/2025	USD	1,119,514	1,111,200	1,115,014	[1,3,4,6]
RCS Industrials	Revolver	0.50%			12/1/2025	USD	285,714	—	(1,148)[1,2,3,6]
Red Fox CD Acquisition Corporation	Delayed Draw	10.30%	SOFR	600	3/4/2030	USD	14,873,817	13,527,790	13,656,610	[1,3,4,6,7]
Relevant Industrial, LLC	Delayed Draw	9.05%	SOFR	475	12/30/2030	USD	2,446,043	977,396	973,039	[1,3,4,6,7]
Relevant Industrial, LLC	First Lien Term Loan	9.10%	SOFR	475	12/30/2030	USD	6,474,820	6,396,689	6,384,409	[1,3,4,6]
Relevant Industrial, LLC	Revolver	11.50%	PRIME	400	12/30/2030	USD	1,079,136	202,932	200,759	[1,3,4,6,7]
Renovation Systems, LLC	Delayed Draw	1.00%			1/23/2028	USD	1,501,500	(16,741)	(22,522)[1,2,3]
Renovation Systems, LLC	Delayed Draw	10.30%	SOFR	600	1/23/2028	USD	719,504	709,907	708,712	[1,3,4]
Renovation Systems, LLC	First Lien Term Loan	10.30%	SOFR	600	1/23/2028	USD	4,746,260	4,687,879	4,675,064	[1,3,4]
Renovation Systems, LLC	Revolver	13.75%	PRIME	525	1/23/2028	USD	240,054	188,848	188,444	[1,3,4,7]
RH Buyer, Inc.	First Lien Term Loan	10.90%	SOFR	650	1/17/2031	USD	31,212,418	30,602,957	30,588,169	[1,3,4]
RH Buyer, Inc.	Revolver	0.50%			1/17/2031	USD	1,056,153	(20,420)	(21,123)[1,2,3]
RJW Group Holdings, Inc.	Delayed Draw	1.00%			11/26/2031	USD	1,217,391	(20,924)	(22,916)[1,2,3]
RJW Group Holdings, Inc.	First Lien Term Loan	9.55%	SOFR	525	11/26/2031	USD	16,521,739	16,241,817	16,210,735	[1,3,4]
RKD Group, LLC	Delayed Draw	10.42%	SOFR	600	4/10/2026	USD	1,059,651	792,985	784,774	[1,3,4,7]
Rotation Buyer, LLC	Delayed Draw	9.07%	SOFR	475	12/27/2031	USD	473,933	49,850	49,058	[1,3,4,7]
Rotation Buyer, LLC	First Lien Term Loan	9.05%	SOFR	475	12/27/2031	USD	1,848,341	1,830,345	1,827,109	[1,3,4]
Rotation Buyer, LLC	Revolver	9.05%	SOFR	475	12/27/2031	USD	242,537	66,538	66,094	[1,3,4,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
RPM Intermediate Holdings, Inc.	Delayed Draw	10.69%	SOFR	625	9/11/2028	USD	2,668,192	$1,318,109	$1,369,486	[1,3,4,7]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	10.69%	SOFR	625	9/11/2028	USD	9,698,661	9,498,294	9,838,833	[1,3,4]
Safety Products Holdings, LLC	First Lien Term Loan	9.31%	SOFR	500	12/15/2026	USD	9,722,899	9,597,776	9,669,259	[1,3,4]
SEI Holding I Corporation	Delayed Draw	9.32%	SOFR	500	3/24/2028	USD	2,302,584	2,233,592	2,276,086	[1,3,4]
SEI Holding I Corporation	Delayed Draw	9.32%	SOFR	500	3/27/2028	USD	6,558,814	3,609,411	3,639,213	[1,3,4,7]
SEI Holding I Corporation	Delayed Draw	1.00%			8/19/2026	USD	3,762,264	(34,438)	(43,295)[1,2,3]
SEI Holding I Corporation	First Lien Term Loan	9.32%	SOFR	500	3/27/2028	USD	15,903,348	15,588,216	15,720,337	[1,3,4]
SEI Holding I Corporation	Revolver	0.50%			3/27/2028	USD	2,442,805	(8,328)	(28,111)[1,2,3]
SEKO Global Logistics Network, LLC	First Lien Term Loan	9.32%	SOFR	500	5/28/2030	USD	4,747,006	4,747,006	4,740,846	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	12.32%	SOFR	800	11/17/2029	USD	1,123,635	1,102,277	1,099,733	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	12.32%	SOFR	800	11/27/2029	USD	612,925	612,925	612,130	[1,3,4]
Sigma Electric Manufacturing Corporation	First Lien Term Loan	10.17%	SOFR	575	12/31/2027	USD	1,758,408	1,736,632	1,736,428	[1,3,4,6]
Sigma Electric Manufacturing Corporation	Revolver	0.50%			12/31/2027	USD	61,859	(765)	(773)[1,2,3,6]
Sonny’s Enterprises, LLC	Revolver	9.95%	SOFR	550	8/5/2027	USD	1,283,031	744,159	716,582	[1,3,4,7]
Sonny’s Enterprises, LLC	Delayed Draw	9.97%	SOFR	550	8/5/2028	USD	737,079	726,037	732,277	[1,3,4]
Sonny’s Enterprises, LLC	First Lien Term Loan	9.95%	SOFR	550	8/5/2028	USD	9,931,675	9,765,975	9,866,967	[1,3,4]
Spartronics LLC	First Lien Term Loan	9.18%	SOFR	475	12/31/2025	USD	6,720,475	6,670,072	6,710,241	[1,3,4]
Spartronics LLC	Revolver	9.18%	SOFR	475	12/31/2025	USD	4,007,350	3,805,536	3,799,446	[1,3,4,7]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.01%	EURIBOR	500	7/1/2031	EUR	1,160,426	247,164	242,945	[1,3,4,5,7]
Spectrum Safety Solutions Purchaser, LLC	Revolver	9.52%	SOFR	500	7/1/2031	USD	931,677	189,772	187,715	[1,3,4,7]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1.00%			7/1/2031	USD	2,173,913	(31,771)	(35,431)[1,2,3]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	8.01%	EURIBOR	500	7/1/2031	EUR	2,030,745	2,166,846	2,160,086	[1,3,4,5]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	9.29%	SOFR	500	7/1/2031	USD	8,188,406	8,070,243	8,054,948	[1,3,4]
Standard Elevator Systems	First Lien Term Loan	10.20%	SOFR	575	12/2/2027	USD	9,695,085	9,591,707	9,128,542	[1,3,4]
Superior Industries International, Inc.	First Lien Term Loan	11.82%	SOFR	750	8/14/2030	USD	9,378,794	9,170,627	9,144,324	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
SureWerx Purchaser III, Inc.	Revolver	9.55%	SOFR	525	12/28/2028	USD	1,324,420	$983,690	$981,494	[1,3,4,6,7]
SureWerx Purchaser III, Inc.	Revolver	7.93%	CORRA	525	12/28/2028	CAD	26,000	19,104	18,039	[1,3,4,5]
SureWerx Purchaser III, Inc.	Delayed Draw	9.55%	SOFR	525	12/28/2029	USD	1,875,000	500,000	497,145	[1,3,4,7]
SureWerx Purchaser III, Inc.	First Lien Term Loan	7.91%	CORRA	525	12/28/2029	CAD	419,296	304,779	290,916	[1,3,4,5,6]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.55%	SOFR	525	12/28/2029	USD	8,965,312	8,762,163	8,951,659	[1,3,4]
SurfacePrep Buyer, LLC	Delayed Draw	9.30%	SOFR	500	2/2/2030	USD	14,007,417	8,477,040	8,541,821	[1,3,4,6,7]
SurfacePrep Buyer, LLC	First Lien Term Loan	9.30%	SOFR	500	2/2/2030	USD	57,588,321	56,589,854	56,901,175	[1,3,4,6]
SurfacePrep Buyer, LLC	Revolver	9.30%	SOFR	500	2/2/2030	USD	10,920,322	1,189,207	1,234,739	[1,3,4,6,7]
SurfacePrep Buyer, LLC	Delayed Draw	1.00%			2/4/2030	USD	6,480,000	(64,800)	(64,800)[1,3]
SV Newco 2, Inc.	Delayed Draw	1.00%			5/31/2031	USD	4,742,187	(67,745)	(7,610)[1,2,3]
SV Newco 2, Inc.	Delayed Draw	9.05%	PRIME	475	5/31/2031	USD	1,484,375	1,463,389	1,481,993	[1,3,4]
SV Newco 2, Inc.	Delayed Draw	9.05%	SOFR	475	5/31/2031	USD	1,585,938	1,563,573	1,583,393	[1,3,4]
SV Newco 2, Inc.	First Lien Term Loan	9.05%	SOFR	475	5/31/2031	USD	8,500,000	8,381,270	8,486,360	[1,3,4]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	4,687,501	(63,338)	(7,522)[1,2,3]
SV-Areo Holdings, LLC	Delayed Draw	1.00%			11/1/2026	USD	13,432,836	(67,164)	(77,072)[1,2,3]
SV-Areo Holdings, LLC	First Lien Term Loan	9.55%	SOFR	525	11/1/2030	USD	61,567,164	61,274,291	61,213,916	[1,3,4]
Tank Holding Corp.	First Lien Term Loan	10.17%	SOFR	575	3/31/2028	USD	61,639,095	60,923,160	59,774,513	[1,4]
Tank Holding Corp.	Revolver	0.50%			3/31/2028	USD	1,780,415	—	(18,711)[1,2,3]
Team, Inc.	Delayed Draw	1.00%			3/12/2030	USD	2,262,888	(25,188)	(25,457)[1,2,3]
Team, Inc.	First Lien Term Loan	10.83%	SOFR	650	3/12/2030	USD	7,920,107	7,743,332	7,741,905	[1,3,4]
TecoStar Holdings, Inc.	First Lien Term Loan	12.79%, 4.50% PIK	SOFR	400	7/7/2029	USD	21,646,960	21,246,553	21,400,506	[1,3,4,8]
Tex-Tech Industries, Inc.	Delayed Draw	1.00%			1/10/2031	USD	502,598	(4,935)	(6,098)[1,2,3]
Tex-Tech Industries, Inc.	First Lien Term Loan	9.29%	SOFR	500	1/10/2031	USD	2,261,691	2,239,694	2,234,249	[1,3,4]
The Colt Group Intermediate, LLC	Delayed Draw	9.15%	SOFR	475	10/17/2030	USD	1,676,470	432,892	430,266	[1,3,4,6,7]
The Colt Group Intermediate, LLC	First Lien Term Loan	9.15%	SOFR	475	10/17/2030	USD	2,235,294	2,198,379	2,194,276	[1,3,4,6]
The Colt Group Intermediate, LLC	Revolver	9.15%	SOFR	475	10/17/2030	USD	838,235	42,286	40,501	[1,3,4,6,7]
The Vertex Companies, Inc.	Delayed Draw	9.42%	SOFR	500	8/31/2028	USD	3,868,162	3,810,202	3,808,024	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	1.00%			8/31/2028	USD	5,452,703	(75,954)	(84,772)[1,2,3]
The Vertex Companies, Inc.	First Lien Term Loan	9.42%	SOFR	500	8/31/2028	USD	9,489,130	9,346,794	9,341,604	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	9.42%	SOFR	500	8/31/2028	USD	2,072,500	2,032,250	2,040,279	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	9.42%	SOFR	500	8/31/2028	USD	817,934	805,854	805,218	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
The Vertex Companies, Inc.	Revolver	0.50%			8/31/2028	USD	2,726,352	$(35,056)	$(42,386)[1,2,3]
The Vertex Companies, Inc.	Revolver	0.50%			8/31/2028	USD	1,304,348	(18,053)	(20,279)[1,2,3]
The Vertex Companies, Inc.	First Lien Term Loan	9.32%	SOFR	500	8/31/2028	USD	7,906,420	7,802,587	7,783,500	[1,3,4]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.96%, 2.00% PIK	SOFR	450	12/1/2027	USD	18,076,226	18,076,226	15,848,052	[1,3,4,8]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	9.00%, 2.00% PIK	EURIBOR	450	12/1/2027	EUR	11,700,922	13,283,377	10,944,525	[1,3,4,5,8]
Time Manufacturing Acquisition, LLC	Revolver	10.94%, 2.00% PIK	SOFR	450	12/1/2027	USD	3,127,362	2,172,986	1,788,160	[1,3,4,7,8]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	9.41%	SOFR	475	1/7/2029	USD	14,925,000	14,567,636	14,832,230	[1,3,4]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	9.46%	SOFR	500	12/15/2028	USD	23,403,846	23,403,846	23,368,204	[1,3,4]
Totnatech, Inc.	First Lien Term Loan	9.07%	SOFR	475	10/8/2030	USD	49,230,769	48,536,402	48,468,398	[1,3,4]
TPC Wire & Cable Corp.	First Lien Term Loan	9.92%	SOFR	550	2/16/2027	USD	653,373	643,912	645,855	[1,3,4,6]
Truck-Lite Co., LLC	Delayed Draw	10.04%	SOFR	575	2/13/2030	USD	5,333,333	3,346,076	3,405,211	[1,3,4,7]
Truck-Lite Co., LLC	First Lien Term Loan	10.07%	SOFR	575	2/13/2030	USD	48,963,333	48,309,765	48,888,766	[1,3,4]
Truck-Lite Co., LLC	Revolver	10.05%	SOFR	575	2/13/2030	USD	8,761,482	1,268,029	1,383,397	[1,3,4,6,7]
Truck-Lite Co., LLC	Delayed Draw	10.04%	SOFR	575	2/13/2031	USD	3,428,148	2,127,677	2,188,794	[1,3,4,6,7]
Truck-Lite Co., LLC	First Lien Term Loan	10.07%	SOFR	575	2/13/2031	USD	31,631,094	30,993,395	31,582,923	[1,3,4,6]
Truck-Lite Co., LLC	Delayed Draw	10.04%	SOFR	575	12/13/2026	USD	1,837,191	1,159,407	1,173,004	[1,3,4,6,7]
Truck-Lite Co., LLC	First Lien Term Loan	10.07%	SOFR	575	12/13/2026	USD	16,909,043	16,753,181	16,883,292	[1,3,4,6]
Truck-Lite Co., LLC	Revolver	10.06%	SOFR	575	12/13/2026	USD	1,837,190	444,045	468,748	[1,3,4,6,7]
Truck-Lite Co., LLC	Revolver	10.06%	SOFR	575	2/13/2030	USD	417,942	20,572	20,549	[1,3,4,7]
Truck-Lite Co., LLC	Delayed Draw	10.04%	SOFR	575	2/13/2031	USD	417,942	261,228	261,214	[1,3,4,7]
Truck-Lite Co., LLC	First Lien Term Loan	10.07%	SOFR	575	2/13/2031	USD	1,831,980	1,813,697	1,813,660	[1,3,4]
Trystar, LLC	Delayed Draw	1.00%			8/6/2031	USD	4,107,126	(38,653)	(6,254)[1,2,3]
Trystar, LLC	First Lien Term Loan	8.79%	SOFR	450	8/6/2031	USD	7,144,930	7,077,890	7,134,050	[1,3,4]
Trystar, LLC	Revolver	0.50%			8/6/2031	USD	2,834,016	(25,858)	(4,315)[1,2,3]
Ubeo, LLC	First Lien Term Loan	9.56%	SOFR	525	4/3/2026	USD	22,667,806	22,523,623	22,619,704	[1,3,4]
Ubeo, LLC	Revolver	11.75%	PRIME	425	4/3/2026	USD	2,319,369	278,324	273,403	[1,3,4,7]
Ubeo, LLC	First Lien Term Loan	9.69%	SOFR	525	5/1/2034	USD	1,084,758	1,078,760	1,082,457	[1,3,4]
United Flow Technologies Intermediate Holdco II, LLC	Revolver	9.56%	SOFR	525	6/21/2030	USD	660,114	123,322	122,779	[1,3,4,7]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	9.55%	SOFR	525	6/21/2031	USD	3,300,569	2,442,003	2,442,406	[1,3,4,7]
United Flow Technologies Intermediate Holdco II, LLC	First Lien Term Loan	9.55%	SOFR	525	6/21/2031	USD	5,941,022	5,858,914	5,857,825	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
US Anchors Group, Inc.	First Lien Term Loan	9.30%	SOFR	500	7/15/2029	USD	4,595,391	$4,519,324	$4,486,773	[1,3,4]
US Anchors Group, Inc.	Revolver	0.50%			7/15/2029	USD	856,428	(16,505)	(20,242)[1,2,3]
USSC Holding Corp.	Delayed Draw	9.56%	SOFR	525	6/21/2030	USD	2,646,586	2,602,616	2,606,888	[1,3,4]
USSC Holding Corp.	First Lien Term Loan	9.55%	SOFR	525	6/21/2030	USD	8,695,606	8,577,701	8,565,172	[1,3,4]
USSC Holding Corp.	Revolver	0.50%			6/21/2030	USD	1,877,686	(30,740)	(28,166)[1,2,3]
UTAC Group	First Lien Term Loan	9.58%, 2.40% PIK	EURIBOR	460	9/29/2027	EUR	1,323,003	1,600,460	1,355,555	[1,3,4,5,8]
Vessco Midco Holdings, LLC	Delayed Draw	9.03%	SOFR	475	7/24/2031	USD	8,076,924	1,108,229	1,131,991	[1,3,4,6,7]
Vessco Midco Holdings, LLC	Delayed Draw	9.07%	SOFR	475	7/24/2031	USD	16,889,138	4,282,913	4,337,436	[1,3,4,6,7]
Vessco Midco Holdings, LLC	First Lien Term Loan	9.07%	SOFR	475	7/24/2031	USD	58,282,803	57,724,398	57,903,073	[1,3,4,6]
Vessco Midco Holdings, LLC	Revolver	0.50%			7/24/2031	USD	4,283,560	(40,013)	(27,909)[1,2,3,6]
Vessco Midco Holdings, LLC	Revolver	11.25%	PRIME	375	7/24/2031	USD	4,115,384	262,726	273,957	[1,3,4,7]
Vessco Midco Holdings, LLC	Revolver	11.25%	SOFR	375	7/24/2031	USD	423,077	38,328	39,551	[1,3,4,7]
VSG Acquisition Corp.	Delayed Draw	10.57%	SOFR	600	4/11/2028	USD	8,119,067	2,317,257	2,308,365	[1,3,4,6,7]
VSG Acquisition Corp.	First Lien Term Loan	10.57%	SOFR	600	4/11/2028	USD	18,691,104	18,521,813	18,394,049	[1,3,4,6]
VSG Acquisition Corp.	Revolver	10.57%	SOFR	600	4/11/2028	USD	2,333,333	810,833	773,750	[1,3,4,6,7]
Walter Surface Technologies Inc.	Delayed Draw	9.65%	SOFR	525	3/31/2027	USD	5,944,039	2,107,934	2,166,975	[1,3,4,6,7]
Walter Surface Technologies Inc.	First Lien Term Loan	8.23%	CORRA	525	3/31/2027	CAD	6,418,459	4,708,323	4,453,258	[1,3,4,5,6]
Walter Surface Technologies Inc.	First Lien Term Loan	9.65%	SOFR	525	3/31/2027	USD	6,916,610	6,847,403	6,906,076	[1,3,4,6]
Wolf-Gordon, Inc.	First Lien Term Loan	9.55%	SOFR	525	5/1/2029	USD	2,547,084	2,503,536	2,496,143	[1,3,4]
Wolf-Gordon, Inc.	Revolver	0.50%			5/1/2029	USD	497,600	278,194	276,168	[1,3,7]
Zeus Company LLC	Revolver	0.50%			2/28/2030	USD	2,181,276	(26,028)	(18,554)[1,2,3,6]
Zeus Company LLC	Delayed Draw	9.83%	SOFR	550	2/28/2031	USD	2,908,368	996,277	999,904	[1,3,4,6,7]
Zeus Company LLC	First Lien Term Loan	9.83%	SOFR	550	2/28/2031	USD	9,947,193	9,899,540	9,903,588	[1,3,4,6]
Zone Climate Services, Inc.	Delayed Draw	1.00%			3/9/2028	USD	5,322,651	1,138,028	1,156,955	[1,3,6,7]
Zone Climate Services, Inc.	Revolver	10.20%	SOFR	575	3/9/2028	USD	1,064,533	917,226	909,859	[1,3,4,6,7]
								2,775,132,592	2,763,424,261
Materials — 1.7%
Alpine Acquisition Corp.	First Lien Term Loan	10.42%, 7.92% PIK	SOFR	250	11/30/2026	USD	51,019,482	50,646,270	42,791,098	[1,3,4,8]
Alpine Acquisition Corp.	Revolver	10.42%	SOFR	600	11/30/2026	USD	475,868	204,623	127,876	[1,3,4,7]
Americhem, Inc.	Delayed Draw	1.00%			3/1/2032	USD	5,274,098	(52,562)	(52,741)[1,2,3,6]
Americhem, Inc.	First Lien Term Loan	9.06%	SOFR	475	3/1/2032	USD	20,583,631	20,378,798	20,377,795	[1,3,4,6]
Americhem, Inc.	Revolver	0.50%			3/1/2032	USD	3,735,819	(37,101)	(37,358)[1,2,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
AquaPhoenix Scientific, LLC	Delayed Draw	9.29%	SOFR	500	7/22/2026	USD	958,400	$950,633	$948,817	[1,3,4]
AquaPhoenix Scientific, LLC	First Lien Term Loan	9.31%	SOFR	500	7/22/2026	USD	71,880	71,335	71,161	[1,3,4]
Berlin Packaging LLC	Delayed Draw	9.61%		725	6/7/2032	EUR	2,218,500	2,264,637	2,372,221	[1,3,5]
Berlin Packaging LLC	Second Lien Term Loan	9.61%	EURIBOR	725	6/7/2032	EUR	13,068,750	14,505,041	13,771,419	[1,3,4,5]
Berlin Packaging LLC	Second Lien Term Loan	11.31%	PRIME	725	6/7/2032	USD	1,020,000	943,500	1,008,658	[1,3,4]
CFS Brands, LLC	Revolver	0.50%			10/2/2029	USD	2,439,024	(48,781)	(28,068)[1,2,3,6]
CFS Brands, LLC	Delayed Draw	9.32%	SOFR	500	10/2/2030	USD	837,398	821,138	827,762	[1,3,4,6]
CFS Brands, LLC	First Lien Term Loan	9.32%	SOFR	500	10/2/2030	USD	16,560,285	16,286,065	16,369,714	[1,3,4,6]
Cold Chain Technologies, LLC	First Lien Term Loan	10.05%	SOFR	575	7/2/2026	USD	773,395	769,859	768,309	[1,3,4,6]
Cold Chain Technologies, LLC	First Lien Term Loan	10.05%	SOFR	575	8/2/2025	USD	4,962,500	4,941,799	4,929,865	[1,3,4,6]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	6,699,688	(63,471)	(10,203)[1,2,3,6]
DCG Acquisition Corp.	First Lien Term Loan	8.80%	SOFR	450	6/13/2031	USD	40,064,132	39,694,160	40,003,117	[1,3,4,6]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	1,002,543	(3,125)	(3,705)[1,2,3,6]
DCG Acquisition Corp.	First Lien Term Loan	8.80%	SOFR	450	6/13/2031	USD	2,248,120	2,248,120	2,244,697	[1,3,4,6]
DCG Acquisition Corp.	First Lien Term Loan	8.82%	SOFR	450	6/13/2031	USD	1,746,795	1,746,795	1,746,795	[1,3,4]
DCG Acquisition Corp.	Revolver	0.50%			6/13/2031	USD	1,002,543	(7,289)	(5,272)[1,2,3,6]
HASA Acquisition, LLC	Delayed Draw	1.00%			1/10/2029	USD	755,279	(7,263)	(4,770)[1,2,3,6]
HASA Acquisition, LLC	First Lien Term Loan	8.81%	SOFR	450	1/10/2029	USD	4,568,554	4,502,910	4,539,701	[1,3,4,6]
HASA Acquisition, LLC	Revolver	8.82%	SOFR	450	1/10/2029	USD	786,749	248,706	252,694	[1,3,4,6,7]
ID Label Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	11/15/2030	USD	5,000,000	4,928,502	4,920,130	[1,3,4,6]
ID Label Holdings, Inc.	Revolver	0.50%			11/15/2030	USD	1,000,000	(14,073)	(15,974)[1,2,3,6]
Indigo Buyer, Inc.	Delayed Draw	9.55%	SOFR	525	5/23/2028	USD	12,000,000	795,544	858,713	[1,3,4,7]
Indigo Buyer, Inc.	Delayed Draw	9.57%	SOFR	525	5/23/2028	USD	12,500,000	917,654	894,492	[1,3,4]
Indigo Buyer, Inc.	First Lien Term Loan	9.54%	SOFR	525	5/23/2028	USD	12,468,750	12,301,038	12,270,079	[1,3,4]
Indigo Buyer, Inc.	First Lien Term Loan	10.86%	SOFR	625	5/23/2028	USD	17,620,000	17,363,952	17,593,167	[1,3,4,6]
Indigo Buyer, Inc.	Revolver	0.50%			5/23/2028	USD	2,000,000	—	(3,046)[1,2,3,6]
Kano Intermediate, Inc.	Delayed Draw	1.00%			12/17/2030	USD	7,676,768	(93,692)	(110,136)[1,2,3,6]
Kano Intermediate, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/17/2030	USD	28,404,040	28,061,722	27,996,537	[1,3,4,6]
Kano Intermediate, Inc.	Revolver	0.50%			12/17/2030	USD	1,919,192	(22,859)	(27,534)[1,2,3,6]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	USD	9,911,323	(145,120)	(191,763)[1,2,3,5]
Nelipak Holding Company	First Lien Term Loan	7.86%	EURIBOR	550	3/26/2031	EUR	16,606,734	17,779,417	17,677,566	[1,3,4,5]
Nelipak Holding Company	First Lien Term Loan	9.80%	SOFR	550	3/26/2031	USD	9,091,500	8,968,896	8,949,970	[1,3,4]
Nelipak Holding Company	Revolver	7.87%	EURIBOR	550	3/26/2031	EUR	987,003	410,723	404,400	[1,3,4,5,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
Nelipak Holding Company	Revolver	9.82%	SOFR	550	3/26/2031	USD	2,612,499	$1,271,963	$1,265,580	[1,3,4,7]
New Star Metals Inc.	First Lien Term Loan	10.55%	SOFR	625	3/14/2030	USD	24,518,992	23,971,323	23,967,315	[1,3,4]
Oliver Packaging, LLC	First Lien Term Loan	10.45%, 1.00% PIK	SOFR	500	7/6/2028	USD	9,041,667	8,939,489	8,898,798	[1,3,4,8]
Oliver Packaging, LLC	Revolver	10.45%, 1.00% PIK	SOFR	500	7/6/2028	USD	1,269,841	374,781	357,556	[1,3,4,7,8]
Olympic Buyer, Inc.	Revolver	8.68%	SOFR	435	6/30/2026	USD	2,352,941	745,098	741,515	[1,3,4,7]
Olympic Buyer, Inc.	First Lien Term Loan	8.68%	SOFR	435	6/30/2028	USD	25,701,292	25,414,801	25,662,151	[1,3,4]
Optimum Group	First Lien Term Loan	7.76%	EURIBOR	550	6/16/2028	EUR	12,701,000	13,821,106	13,383,756	[1,3,4,5]
Paperworks Industries, Inc.	First Lien Term Loan	12.69%	SOFR	825	6/30/2027	USD	8,334,907	8,279,603	8,282,214	[1,3,4]
PLA Buyer, LLC	Delayed Draw	1.00%			11/22/2029	USD	698,593	(13,000)	(13,972)[1,2,3]
PLA Buyer, LLC	First Lien Term Loan	10.76%	SOFR	650	11/22/2029	USD	11,149,542	10,938,548	10,926,552	[1,3,4]
PLA Buyer, LLC	Revolver	10.82%	SOFR	650	11/22/2029	USD	1,397,186	288,363	286,423	[1,3,4,7]
Reagent Chemical Research, Inc.	Revolver	0.50%			4/30/2030	USD	583,000	(9,923)	(11,424)[1,2,3]
Reagent Chemical Research, Inc.	First Lien Term Loan	9.57%	SOFR	525	4/30/2031	USD	3,966,950	3,894,972	3,889,216	[1,3,4]
Rohrer Corporation	First Lien Term Loan	9.53%	SOFR	500	3/15/2027	USD	11,697,085	11,630,755	11,679,272	[1,3,4,6]
SePro Holdings, LLC	Delayed Draw	1.00%			7/26/2030	USD	5,416,667	(51,186)	(116,417)[1,2,3]
SePro Holdings, LLC	First Lien Term Loan	9.57%	SOFR	525	7/26/2030	USD	37,821,875	37,475,235	37,008,990	[1,3,4]
SePro Holdings, LLC	Revolver	9.57%	SOFR	525	7/26/2030	USD	5,416,668	3,562,811	3,494,694	[1,3,4,7]
STS Holding, Inc.	First Lien Term Loan	9.05%	SOFR	475	11/12/2030	USD	25,000,000	24,761,412	24,721,956	[1,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	10.92%	SOFR	650	6/16/2028	USD	4,441,992	4,286,772	4,523,932	[1,3,4]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	10.92%	SOFR	650	6/16/2028	USD	10,571,590	10,347,849	10,766,600	[1,3,4]
Tangent Technologies Acquisition, LLC	First Lien Term Loan	13.32%	SOFR	875	11/30/2027	USD	177,098	175,356	175,328	[1,3,4,6]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	13.32%	SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,517,312	[1,3,4]
Tilley Chemical Co., Inc.	Delayed Draw	10.45%	SOFR	600	12/31/2026	USD	5,123,307	5,072,074	5,115,504	[1,3,4]
Tilley Chemical Co., Inc.	First Lien Term Loan	10.45%	SOFR	600	12/31/2026	USD	18,181,970	18,000,150	18,154,280	[1,3,4]
Tilley Chemical Co., Inc.	First Lien Term Loan	10.48%	SOFR	600	12/31/2026	USD	861,973	805,614	860,660	[1,3,4]
Tilley Chemical Co., Inc.	Revolver	8.25%	SOFR	600	12/31/2026	USD	1,555,556	—	(2,369)[1,2,3,4]
Tilley Chemical Co., Inc.	Revolver	10.30%	SOFR	600	12/31/2026	USD	1,000,000	333,333	331,810	[1,3,4,7]
V Global Holdings LLC	Revolver	10.17%	SOFR	575	12/22/2025	USD	13,733,272	11,203,460	11,079,703	[1,3,4,6,7]
Vanguard Packaging, LLC	First Lien Term Loan	9.69%	SOFR	525	8/9/2026	USD	1,337,156	1,331,066	1,327,127	[1,3,4]
Vanguard Packaging, LLC	Revolver	9.69%	SOFR	525	8/9/2026	USD	575,700	458,062	456,240	[1,3,4,7]
								482,066,388	473,956,485
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Real Estate — 1.0%
Associations, Inc.	First Lien Term Loan	11.06%	SOFR	650	5/3/2030	USD	17,150,999	$17,110,827	$17,128,391	[1,3,4]
Associations, Inc.	Delayed Draw	11.06%	SOFR	625	7/2/2028	USD	5,567,866	810,780	806,971	[1,3,4,7]
Associations, Inc.	Delayed Draw	11.06%	SOFR	650	7/2/2028	USD	760,677	760,358	759,674	[1,3,4]
Associations, Inc.	First Lien Term Loan	11.06%	SOFR	650	7/2/2028	USD	52,898,103	52,860,903	52,828,375	[1,3,4]
Associations, Inc.	Revolver	11.08%	SOFR	650	7/2/2028	USD	5,072,584	3,750,601	3,747,026	[1,3,4,7]
Castle Management Borrower LLC	First Lien Term Loan	9.80%	SOFR	550	11/3/2029	USD	9,900,000	9,702,903	9,830,764	[1,3,4]
Castle Management Borrower LLC	Revolver	9.80%	SOFR	550	11/3/2029	USD	1,250,000	556,027	566,258	[1,3,4,7]
Chirisa Volo LLC	Delayed Draw	10.57%	SOFR	625	12/4/2027	USD	40,389,999	14,473,800	14,329,762	[1,3,4,7]
COP Village Green Acquisitions, Inc.	Delayed Draw	1.00%			9/26/2030	USD	3,118,222	(37,352)	(13,190)[1,2,3,6]
COP Village Green Acquisitions, Inc.	First Lien Term Loan	9.05%	SOFR	475	9/26/2030	USD	6,510,846	6,434,691	6,483,307	[1,3,4,6]
COP Village Green Acquisitions, Inc.	Revolver	0.50%			9/26/2030	USD	1,870,933	(21,413)	(7,914)[1,2,3,6]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2027	USD	3,095,975	(36,983)	(11,825)[1,2,3]
CRS TH Holdings Corp	Delayed Draw	1.00%			12/1/2028	USD	16,904,025	(126,749)	(64,564)[1,2,3]
CRS TH Holdings Corp	First Lien Term Loan	9.17%	SOFR	475	12/1/2028	USD	20,187,500	19,985,625	20,110,396	[1,3,4]
CRS TH Holdings Corp	Revolver	8.50%	SOFR	475	12/1/2028	USD	4,237,288	(10,593)	(16,184)[1,2,3,4]
Link Apartments Opportunity Zone REIT	Delayed Draw	2.00%		200	12/27/2029	USD	691,091	(13,139)	(13,822)[1,2,3]
Link Apartments Opportunity Zone REIT	Delayed Draw	11.80%	SOFR	750	12/27/2029	USD	72,545	71,170	71,095	[1,3,4]
Link Apartments Opportunity Zone REIT	First Lien Term Loan	11.80%	SOFR	750	12/27/2029	USD	1,336,364	1,310,776	1,309,636	[1,3,4]
Metropolis Technologies, Inc.	First Lien Term Loan	10.42%	SOFR	600	5/16/2031	USD	32,084,552	31,791,583	31,635,244	[1,3,4]
MRI Software, LLC	Delayed Draw	9.05%	SOFR	475	2/10/2027	USD	66,868,380	37,966,250	37,966,322	[1,3,4,6,7]
MRI Software, LLC	First Lien Term Loan	9.05%	SOFR	475	2/10/2027	USD	56,234,596	55,964,652	56,160,469	[1,3,4]
MRI Software, LLC	Revolver	9.05%	SOFR	475	2/10/2027	USD	17,962,495	1,038,940	1,101,079	[1,3,4,6,7]
Royal Property Company	First Lien Term Loan	9.57%	SOFR	525	2/2/2029	USD	19,700,000	19,467,890	19,669,998	[1,3,4]
Sako and Partners Lower Holdings LLC	Delayed Draw	1.00%			9/15/2028	USD	3,549,655	(62,024)	(14,266)[1,2,3,6]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	8.80%	SOFR	450	9/15/2028	USD	1,513,674	1,489,761	1,507,591	[1,3,4,6]
Sako and Partners Lower Holdings LLC	Revolver	10.07%	SOFR	475	9/15/2028	USD	130,459	24,999	25,568	[1,3,4,6,7]
								275,264,283	275,896,161
Technology — 19.4%
1WorldSync, Inc.	Delayed Draw	9.17%	SOFR	475	7/8/2025	USD	140,563	140,350	140,349	[1,3,4]
1WorldSync, Inc.	First Lien Term Loan	9.20%	SOFR	475	7/8/2025	USD	15,386,185	15,361,020	15,362,753	[1,3,4]
3Si Security Systems, Inc.	First Lien Term Loan	10.49%	SOFR	600	12/16/2026	USD	9,798,793	9,700,732	9,759,411	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Abracon Group Holding, LLC	First Lien Term Loan	10.95%, 4.60% PIK	SOFR	200	7/6/2028	USD	39,696,341	$39,186,821	$31,906,889	[1,3,4,8]
Abracon Group Holding, LLC	Revolver	10.95%, 4.60% PIK	SOFR	200	7/6/2028	USD	2,655,201	2,603,279	2,134,182	[1,3,4,8]
Abracon Group Holdings, LLC	Delayed Draw	1.00%			7/6/2028	USD	2,857,068	—	(560,631)[1,2,3]
AC Blackpoint Acquisition, Inc.	Delayed Draw	1.00%			12/31/2030	USD	6,016,522	(74,792)	(77,584)[1,2,3,6]
AC Blackpoint Acquisition, Inc.	Delayed Draw	9.30%	SOFR	500	12/31/2030	USD	1,374,783	1,357,955	1,355,530	[1,3,4,6]
AC Blackpoint Acquisition, Inc.	Delayed Draw	9.32%	SOFR	500	12/31/2030	USD	2,956,522	2,920,410	2,915,119	[1,3,4,6]
AC Blackpoint Acquisition, Inc.	First Lien Term Loan	9.22%	SOFR	500	12/31/2030	USD	9,608,696	9,492,288	9,474,137	[1,3,4,6]
AC Blackpoint Acquisition, Inc.	Revolver	0.50%			12/31/2030	USD	1,478,261	(17,719)	(20,701)[1,2,3,6]
Acquia, Inc.	First Lien Term Loan	11.41%	SOFR	700	10/31/2025	USD	2,031,627	1,973,403	2,028,533	[1,3,4]
Acquia, Inc.	Revolver	11.43%	SOFR	700	10/31/2025	USD	302,938	302,872	302,476	[1,3,4]
Acquia, Inc.	First Lien Term Loan	11.41%	SOFR	700	11/1/2025	USD	3,174,201	3,151,850	3,169,367	[1,3,4]
Adelaide Borrower, LLC	Delayed Draw	1.00%			5/8/2030	USD	7,480,202	(138,781)	(67,408)[1,2,3]
Adelaide Borrower, LLC	First Lien Term Loan	10.55%	SOFR	625	5/8/2030	USD	31,457,698	30,904,070	31,174,216	[1,3,4]
Adelaide Borrower, LLC	Revolver	0.50%			5/8/2030	USD	4,238,173	(72,398)	(38,192)[1,2,3]
Adonis Bidco Inc.	Revolver	0.50%			11/25/2031	USD	722,989	(14,258)	(15,437)[1,2,3,6]
Adonis Bidco Inc.	Delayed Draw	1.00%			2/25/2032	USD	1,907,145	(37,889)	(40,721)[1,2,3,6]
Adonis Bidco Inc.	First Lien Term Loan	10.05%, 3.00% PIK	SOFR	275	2/25/2032	USD	6,369,865	6,243,724	6,233,855	[1,3,4,6,8]
Afiniti, Inc.	First Lien Term Loan	11.80%, 3.50% PIK	SOFR	400	12/3/2031	USD	10,159,036	10,031,455	10,133,979	[1,3,4,6,8]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK			12/3/2031	USD	12,981,087	12,818,530	12,949,069	[1,3,6,8]
AG-Twin Brook Technology	First Lien Term Loan	9.45%	SOFR	500	10/29/2026	USD	8,075,000	8,028,496	8,016,745	[1,3,4,6]
AG-Twin Brook Technology	First Lien Term Loan	10.96%	SOFR	650	10/5/2027	USD	24,464,773	24,170,857	23,931,637	[1,3,4,6]
AIDC Intermediate Co2, LLC	First Lien Term Loan	9.82%	SOFR	525	7/22/2027	USD	53,900,000	53,460,637	54,356,094	[1,3,4]
Ainavda BidCo AB	First Lien Term Loan	7.33%	STIBOR	500	3/31/2028	SEK	146,062,370	13,121,281	14,385,657	[1,3,4,5]
Alegeus Technologies Holdings Corporation	First Lien Term Loan	11.05%	SOFR	675	11/5/2029	USD	65,844,805	64,255,005	64,059,032	[1,3,4]
AMI Buyer, Inc.	First Lien Term Loan	9.69%	SOFR	525	10/17/2031	USD	16,286,628	16,052,653	16,017,897	[1,3,4]
AMI Buyer, Inc.	Revolver	9.69%	SOFR	525	10/17/2031	USD	2,368,964	364,852	359,194	[1,3,4,7]
Anaplan, Inc.	First Lien Term Loan	9.30%	SOFR	500	6/21/2029	USD	24,937,500	24,812,812	24,899,522	[1,3,4]
ANS Midco 3 Limited	First Lien Term Loan	11.83%	SONIA	737	9/8/2027	GBP	12,578,528	17,019,220	15,299,687	[1,3,4,5]
Appfire Technologies, LLC	Delayed Draw	9.30%	SOFR	500	3/9/2027	USD	6,351,928	3,822,716	3,751,522	[1,3,4,7]
Appfire Technologies, LLC	First Lien Term Loan	9.30%	SOFR	500	3/9/2027	USD	22,068,821	21,925,728	21,821,470	[1,3,4]
Appfire Technologies, LLC	Revolver	0.50%			3/9/2027	USD	980,000	—	(10,984)[1,2,3]
Appfire Technologies, LLC	Delayed Draw	1.00%			3/9/2028	USD	4,850,000	(19,330)	(54,360)[1,2,3]
Appfire Technologies, LLC	First Lien Term Loan	9.30%	SOFR	500	3/9/2028	USD	2,186,260	2,186,240	2,171,360	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Apryse Software Corp.	Revolver	9.33%	SOFR	500	7/15/2026	USD	957,606	$319,202	$317,744	[1,3,4,7]
Apryse Software Corp.	First Lien Term Loan	9.29%	SOFR	500	7/15/2027	USD	50,053,899	49,712,721	49,882,713	[1,3,4]
Aptean, Inc.	Delayed Draw	1.00%			1/30/2031	USD	76,592,828	(381,069)	(382,965)[1,2,3,6]
Aptean, Inc.	Delayed Draw	9.32%	SOFR	500	1/30/2031	USD	9,930,024	7,592,743	7,633,369	[1,3,4,6,7]
Aptean, Inc.	First Lien Term Loan	9.56%	SOFR	500	1/30/2031	USD	82,392,280	81,666,829	81,980,319	[1,3,4]
Aptean, Inc.	Revolver	11.75%	PRIME	425	1/30/2031	USD	9,617,228	124,214	148,454	[1,3,4,6,7]
Arcoro Holdings Corp.	First Lien Term Loan	9.80%	SOFR	550	3/28/2030	USD	9,978,261	9,802,634	9,962,249	[1,3,4]
Arcoro Holdings Corp.	Revolver	0.50%			3/28/2030	USD	1,956,522	(32,995)	(3,140)[1,2,3]
Ark Data Centers, LLC	Delayed Draw	9.03%	SOFR	475	11/27/2030	USD	2,968,000	31,347	52,953	[1,3,4,7]
Ark Data Centers, LLC	First Lien Term Loan	9.05%	SOFR	475	11/27/2030	USD	5,045,600	4,948,958	4,946,367	[1,3,4]
Ark Data Centers, LLC	Revolver	0.50%			11/27/2030	USD	890,400	(16,807)	(19,733)[1,2,3]
ASG II, LLC	Delayed Draw	10.69%	SOFR	625	5/25/2028	USD	4,608,696	4,516,522	4,601,677	[1,3,4]
ASG II, LLC	First Lien Term Loan	10.69%	SOFR	625	5/25/2028	USD	30,724,638	30,348,361	30,677,846	[1,3,4]
ASG III, LLC	Delayed Draw	10.79%	SOFR	650	10/31/2029	USD	1,333,333	1,303,241	1,320,684	[1,3,4]
ASG III, LLC	First Lien Term Loan	10.79%	SOFR	650	10/31/2029	USD	3,166,667	3,101,376	3,090,750	[1,3,4]
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	(9,604)	(10,737)[1,2,3]
Aston US Finco, LLC	First Lien Term Loan	8.69%	SOFR	425	10/9/2026	USD	3,790,306	3,709,107	3,624,878	[1,4]
Aston US Finco, LLC	Second Lien Term Loan	12.69%	SOFR	825	10/9/2027	USD	6,876,457	6,800,816	6,684,132	[1,3,4]
ATP Intermediate, Inc.	First Lien Term Loan	12.45%	SOFR	800	6/16/2025	USD	14,411,868	14,378,584	14,299,983	[1,3,4]
AuditBoard, Inc.	Delayed Draw	1.00%			7/12/2031	USD	1,500,000	(14,295)	(16,213)[1,2,3]
AuditBoard, Inc.	First Lien Term Loan	9.05%	SOFR	475	7/12/2031	USD	3,150,000	3,120,680	3,115,952	[1,3,4]
AuditBoard, Inc.	Revolver	0.50%			7/12/2031	USD	600,000	(5,434)	(6,485)[1,2,3]
Azurite Intermediate	Delayed Draw	10.82%	SOFR	650	3/26/2031	USD	3,118,000	3,075,330	3,113,252	[1,3,4]
Azurite Intermediate	First Lien Term Loan	10.82%	SOFR	650	3/26/2031	USD	1,372,000	1,353,364	1,369,911	[1,3,4]
Azurite Intermediate	Revolver	0.50%			3/26/2031	USD	499,000	(6,462)	(760)[1,2,3]
Azurite Intermediate Holdings, Inc.	Delayed Draw	10.82%	SOFR	650	3/19/2031	USD	10,661,167	10,516,162	10,644,932	[1,3,4]
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	10.82%	SOFR	650	3/19/2031	USD	4,690,914	4,627,721	4,683,770	[1,3,4]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	1,705,787	(21,877)	(2,598)[1,2,3]
Badge 21 Midco Holdings LLC	Revolver	9.05%	SOFR	475	7/9/2030	USD	2,777,778	241,062	259,126	[1,3,4,7]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			7/9/2031	USD	6,944,444	(99,100)	(46,632)[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	9.05%	SOFR	475	7/9/2031	USD	15,239,583	15,027,534	15,137,250	[1,3,4]
Banyan Software Holdings, LLC	Delayed Draw	9.57%	SOFR	525	12/19/2030	USD	2,323,989	880,212	876,156	[1,3,4,6,7]
Banyan Software Holdings, LLC	First Lien Term Loan	9.57%	SOFR	525	12/19/2030	USD	4,338,145	4,296,082	4,288,135	[1,3,4,6]
Banyan Software Holdings, LLC	Revolver	0.50%			12/19/2030	USD	463,532	(4,446)	(5,344)[1,2,3,6]
Baxter Planning Systems, LLC	Delayed Draw	1.00%			5/20/2031	USD	778,445	(10,969)	(8,958)[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Baxter Planning Systems, LLC	First Lien Term Loan	10.68%, 3.38% PIK	SOFR	288	5/20/2031	USD	4,231,621	$4,173,488	$4,182,925	[1,3,4,8]
Baxter Planning Systems, LLC	Revolver	0.50%			5/20/2031	USD	766,891	(10,113)	(8,825)[1,2,3]
Benefit Street Technology	Revolver	12.25%	SOFR	550	10/1/2027	USD	2,666,667	633,333	629,272	[1,3,4,6,7]
Benefit Street Technology	First Lien Term Loan	9.92%	SOFR	550	10/1/2027	USD	24,250,000	24,007,356	24,213,069	[1,3,4,6]
Beta Plus Technologies, Inc.	Revolver	8.80%	SOFR	450	7/1/2027	USD	6,700,000	5,159,000	5,140,100	[1,3,4,7]
Beta Plus Technologies, Inc.	First Lien Term Loan	10.05%	SOFR	575	7/1/2029	USD	48,875,000	46,222,186	48,800,567	[1,3,4]
BetterCloud, Inc.	First Lien Term Loan	12.56%, 7.25% PIK	SOFR	100	6/30/2028	USD	45,960,259	45,438,694	10,987,734	[1,3,4,6,8]
BetterCloud, Inc.	Revolver	0.50%			6/30/2028	USD	6,313,721	(126,274)	(4,804,297)[1,2,3,6]
Bigtime Software, Inc.	First Lien Term Loan	10.54%	SOFR	625	6/30/2028	USD	23,317,241	22,986,917	23,281,731	[1,3,4]
Bigtime Software, Inc.	Revolver	0.50%			6/30/2028	USD	2,327,586	(46,552)	(3,545)[1,2,3]
BlueCat Networks (USA) Inc.	First Lien Term Loan	9.30%	SOFR	500	8/8/2028	USD	5,308,242	5,235,669	5,262,527	[1,3,4,6]
Bluefin Holding, LLC	First Lien Term Loan	10.80%	SOFR	650	12/17/2030	USD	5,769,231	5,686,701	5,672,065	[1,3,4]
Bluefin Holding, LLC	First Lien Term Loan	10.80%	SOFR	625	9/12/2029	USD	34,134,615	33,450,596	33,559,720	[1,3,4]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	3,365,385	(84,135)	(56,680)[1,2,3]
Bluesight, Inc.	First Lien Term Loan	10.80%	SOFR	650	7/17/2029	USD	41,200,000	40,480,867	40,520,197	[1,3,4]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	3,700,000	(71,467)	(61,050)[1,2,3]
Bonterra LLC	Delayed Draw	1.00%			3/5/2032	USD	10,599,670	(61,035)	(105,997)[1,2,3]
Bonterra LLC	First Lien Term Loan	9.30%	SOFR	500	3/5/2032	USD	98,046,954	97,395,631	97,066,485	[1,3,4]
Bonterra LLC	Revolver	9.30%	SOFR	500	3/5/2032	USD	10,599,670	1,659,295	1,622,748	[1,3,4,7]
Bottomline Technologies, Inc.	First Lien Term Loan	9.55%	SOFR	575	5/14/2028	USD	9,897,808	9,752,678	9,884,153	[1,3,4]
Bottomline Technologies, Inc.	First Lien Term Loan	9.55%	SOFR	525	5/13/2029	USD	10,025,510	9,931,810	9,907,172	[1,3,4]
Bounteous, Inc.	Delayed Draw	9.17%	SOFR	475	8/2/2027	USD	7,764,960	7,620,592	7,753,134	[1,3,4]
Bounteous, Inc.	First Lien Term Loan	9.17%	SOFR	475	8/2/2027	USD	10,502,750	10,404,130	10,486,755	[1,3,4]
Bounteous, Inc.	Revolver	7.29%	SOFR	475	8/2/2027	USD	1,800,000	—	(2,741)[1,2,3,4]
BSP- FL Holdings, Inc.	Delayed Draw	1.00%			12/9/2030	USD	5,310,344	(64,714)	(74,580)[1,2,3,6]
BSP- FL Holdings, Inc.	First Lien Term Loan	9.43%	SOFR	500	12/9/2030	USD	11,948,276	11,804,657	11,780,471	[1,3,4,6]
BSP- FL Holdings, Inc.	Revolver	0.50%			12/9/2030	USD	1,991,379	(23,629)	(27,967)[1,2,3,6]
Bullhorn, Inc.	Delayed Draw	9.32%	SOFR	500	10/1/2029	USD	37,894,737	31,201,038	31,386,385	[1,3,4,7]
Bullhorn, Inc.	First Lien Term Loan	9.46%	SONIA	500	10/1/2029	GBP	25,000,000	31,252,236	31,669,175	[1,3,4,5]
Bullhorn, Inc.	Revolver	0.50%			10/1/2029	USD	2,105,263	(8,805)	998	[1,2,3]
Bullhorn, Inc.	Delayed Draw	7.36%	EURIBOR	500	9/30/2026	EUR	35,000,000	37,965,832	37,667,461	[1,3,4,5]
Bullhorn, Inc.	First Lien Term Loan	7.36%	EURIBOR	500	9/30/2026	EUR	28,927,500	31,301,221	31,132,157	[1,3,4,5]
BusinesSolver.com, Inc.	Delayed Draw	9.90%	SOFR	550	12/1/2027	USD	2,456,477	419,237	432,304	[1,3,4,7]
BusinesSolver.com, Inc.	First Lien Term Loan	9.90%	SOFR	550	12/1/2027	USD	12,204,665	12,099,346	12,186,078	[1,3,4]
CAI TopCo, LLC	First Lien Term Loan	9.56%	SOFR	500	12/13/2028	USD	6,824,561	6,751,499	6,793,726	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Captify Intermediate Holdings Corp.	Delayed Draw	12.98%, 12.98% PIK	SOFR	500	7/12/2026	USD	2,516,485	$2,479,735	$2,111,611	[1,3,4,8]
Captify Intermediate Holdings Corp.	First Lien Term Loan	12.65%, 12.65% PIK	SOFR	500	7/12/2026	USD	8,795,981	8,677,789	7,303,887	[1,3,4,7,8]
CB Buyer, Inc.	Delayed Draw	9.30%	SOFR	500	7/1/2031	USD	7,188,897	1,495,572	1,534,692	[1,3,4,7]
CB Buyer, Inc.	First Lien Term Loan	9.30%	SOFR	525	7/1/2031	USD	25,454,568	25,219,388	25,352,263	[1,3,4]
CB Buyer, Inc.	Revolver	0.50%			7/1/2031	USD	2,803,398	(25,095)	(11,267)[1,2,3]
Cdata Software, Inc.	Delayed Draw	10.55%	SOFR	625	7/18/2030	USD	3,041,086	1,622,876	1,619,362	[1,3,4,7]
Cdata Software, Inc.	First Lien Term Loan	10.55%	SOFR	625	7/18/2030	USD	32,843,726	32,317,409	32,268,961	[1,3,4]
Cdata Software, Inc.	Revolver	0.50%			7/18/2030	USD	3,649,303	(56,549)	(63,863)[1,2,3]
CEB Acquisitionco, LLC	First Lien Term Loan	9.93%	SOFR	550	12/21/2027	USD	4,925,000	4,867,120	4,772,326	[1,3,4]
Certinia Inc.	First Lien Term Loan	9.54%	SOFR	525	11/18/2031	USD	1,446,428	1,432,489	1,430,429	[1,3,4]
CF Newco, Inc.	First Lien Term Loan	10.54%	SOFR	625	12/10/2029	USD	10,540,378	10,439,887	10,434,975	[1,3,4]
CF Newco, Inc.	Revolver	10.55%	SOFR	625	12/10/2029	USD	810,799	561,334	559,451	[1,3,4,7]
Chase Intermediate, LLC	Delayed Draw	9.04%	SOFR	475	10/30/2028	USD	44,906,512	30,832,670	30,975,177	[1,3,4,7]
Chase Intermediate, LLC	Revolver	9.04%	SOFR	475	10/30/2028	USD	2,250,000	250,000	225,006	[1,3,4,7]
Cleo Communications Holding, LLC	First Lien Term Loan	9.92%	SOFR	550	6/7/2027	USD	12,763,550	12,635,914	12,744,112	[1,3,4]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	(3,259)[1,2,3]
Concord Global Acquisition, LLC	Delayed Draw	1.00%			12/27/2031	USD	3,560,861	(35,088)	(43,277)[1,2,3,6]
Concord Global Acquisition, LLC	First Lien Term Loan	9.05%	SOFR	475	12/27/2031	USD	8,189,980	8,109,807	8,090,442	[1,3,4,6]
Concord Global Acquisition, LLC	Revolver	0.50%			12/27/2031	USD	1,424,344	(13,835)	(17,311)[1,2,3,6]
Contractual Buyer, LLC	Revolver	10.31%	SOFR	600	10/10/2029	USD	3,000,000	1,425,000	1,495,431	[1,3,4,7]
Contractual Buyer, LLC	First Lien Term Loan	10.29%	SOFR	600	10/10/2030	USD	26,053,125	25,499,762	26,273,583	[1,3,4]
Corel Corporation	First Lien Term Loan	9.41%	SOFR	500	7/2/2026	USD	4,061,489	3,968,753	3,858,923	[1,4]
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	10.30%	SOFR	600	4/16/2030	USD	10,000,001	5,627,592	5,746,237	[1,3,4,7]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	3,076,772	—	(18,510)[1,2,3]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2030	USD	2,167,258	—	(13,038)[1,2,3]
Coupa Holdings, LLC	First Lien Term Loan	9.54%	SOFR	525	2/27/2030	USD	44,779,906	44,240,955	44,510,508	[1,3,4]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/28/2029	USD	1,851,039	—	(11,136)[1,2,3]
CPEX Purchaser, LLC	Delayed Draw	1.00%			2/28/2030	USD	685,492	—	—	[1,2,3]
CPEX Purchaser, LLC	Revolver	0.50%			2/28/2030	USD	140,277	(1,399)	(1,403)[1,2,3]
CPEX Purchaser, LLC	Delayed Draw	10.12%	SOFR	600	2/28/2030	USD	828,253	580,645	572,362	[1,3,4,7]
CPEX Purchaser, LLC	First Lien Term Loan	10.12%	SOFR	600	2/28/2030	USD	7,342,657	7,204,770	7,269,231	[1,3,4]
CPEX Purchaser, LLC	Revolver	0.50%			2/28/2030	USD	1,236,364	(22,067)	(12,364)[1,2,3]
CPEX Purchaser, LLC	Revolver	10.31%	PRIME	600	2/28/2030	USD	509,091	499,918	504,000	[1,3,4]
CPEX Purchaser, LLC	Revolver	10.31%	SOFR	600	2/28/2030	USD	436,364	428,543	432,000	[1,3,4]
Crewline Buyer, Inc.	First Lien Term Loan	11.07%	SOFR	675	11/8/2030	USD	51,724,937	50,606,748	50,399,641	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	5,222,499	$(105,117)	$(133,811)[1,2,3]
CrossLink Professional Tax Solutions, LLC	First Lien Term Loan	9.82%	SOFR	550	6/30/2028	USD	9,608,869	9,495,689	9,440,714	[1,3,4]
CrossLink Professional Tax Solutions, LLC	Revolver	9.83%	SOFR	550	6/30/2028	USD	1,456,012	383,626	378,968	[1,3,4,7]
Cyara AcquisitionCo, LLC	First Lien Term Loan	10.55%, 2.25% PIK	SOFR	400	6/28/2029	USD	2,989,448	2,964,172	2,987,880	[1,3,4,8]
Databricks, Inc.	Delayed Draw	1.00%			1/3/2031	USD	12,409,561	(62,039)	(20,928)[1,2,3]
Databricks, Inc.	First Lien Term Loan	8.82%	SOFR	450	1/3/2031	USD	55,759,175	55,485,261	55,386,815	[1,3,4]
DataLink, LLC	First Lien Term Loan	11.69%	SOFR	725	11/20/2026	USD	5,961,996	5,857,580	851,559	[1,3,4]
DataLink, LLC	Revolver	7.25%	SOFR	725	11/20/2026	USD	846,774	—	(725,828)[1,2,3,4]
DCert Buyer, Inc.	Second Lien Term Loan	11.32%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	10,218,750	[1,4]
Denali Bidco, Ltd.	Delayed Draw	1.00%			8/29/2030	GBP	2,782,931	1,130,483	1,326,774	[1,2,3,5]
Denali Bidco, Ltd.	Delayed Draw	7.36%	EURIBOR	500	8/29/2030	EUR	2,168,275	2,251,496	2,369,109	[1,3,4,5]
Denali Bidco, Ltd.	First Lien Term Loan	7.36%	EURIBOR	500	8/29/2030	EUR	4,860,854	5,110,950	5,241,454	[1,3,4,5]
Denali Bidco, Ltd.	First Lien Term Loan	9.46%	SONIA	500	8/29/2030	GBP	5,343,228	6,594,201	6,895,438	[1,3,4,5]
Diamondback Acquisition, Inc.	First Lien Term Loan	9.92%	SOFR	550	9/13/2028	USD	24,370,277	24,083,140	24,211,497	[1,3,4]
Diligent Corporation	Delayed Draw	9.57%	SOFR	500	8/24/2025	USD	869,216	853,600	867,290	[1,3,4]
Diligent Corporation	First Lien Term Loan	9.31%	SOFR	500	8/4/2025	USD	5,820,000	5,761,818	5,766,453	[1,3,4]
Diligent Corporation	Delayed Draw	1.00%			8/4/2030	USD	4,158,222	(26,685)	(9,214)[1,2,3]
Diligent Corporation	First Lien Term Loan	9.31%	SOFR	500	8/4/2030	USD	16,547,645	16,423,076	16,395,398	[1,3,4]
Diligent Corporation	Revolver	0.50%			8/4/2030	USD	2,104,917	(13,508)	(4,664)[1,2,3]
Disco Parent, LLC	First Lien Term Loan	11.81%	SOFR	750	3/30/2029	USD	3,877,779	3,805,331	3,798,350	[1,3,4]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	331,390	22,305	23,802	[1,3,7]
Discovery Buyer, L.P.	Delayed Draw	1.00%			2/6/2032	USD	30,182,927	(298,673)	(358,317)[1,2,3]
Discovery Buyer, L.P.	First Lien Term Loan	9.30%	SOFR	500	2/6/2032	USD	52,317,073	51,801,758	51,695,990	[1,3,4]
Discovery Buyer, L.P.	Revolver	0.50%			2/6/2032	USD	7,500,000	(73,435)	(89,036)[1,2,3]
Dragon Bidco	First Lien Term Loan	8.56%	EURIBOR	550	4/27/2028	EUR	9,300,000	9,582,490	9,910,382	[1,3,4,5]
DT Intermediate Holdco	Delayed Draw	1.00%			2/24/2028	USD	8,489,450	(78,665)	(76,503)[1,2,3,6]
DT1 Midco Corp.	Delayed Draw	1.00%			12/30/2031	USD	2,726,133	(26,875)	(33,132)[1,2,3,6]
DT1 Midco Corp.	First Lien Term Loan	9.32%	SOFR	500	12/30/2031	USD	7,814,915	7,738,353	7,719,936	[1,3,4,6]
DT1 Midco Corp.	Revolver	0.50%			12/30/2031	USD	1,090,453	(10,592)	(13,253)[1,2,3,6]
Easypark Strategy AB	Delayed Draw	1.00%			12/19/2030	EUR	9,452,689	(141,147)	192,982	[1,2,3,5]
Easypark Strategy AB	First Lien Term Loan	7.65%	EURIBOR	500	12/19/2030	EUR	41,024,672	42,169,539	43,625,061	[1,3,4,5]
Easypark Strategy AB	First Lien Term Loan	9.27%	SOFR	500	12/19/2030	USD	25,018,905	24,656,761	24,604,076	[1,3,4]
Easypark Strategy AB	First Lien Term Loan	9.68%	SOFR	500	12/19/2030	NOK	128,585,764	11,185,892	12,019,517	[1,3,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Eclipse Buyer, Inc.	Delayed Draw	1.00%			9/6/2031	USD	10,375,688	$(100,404)	$(145,260)[1,2,3,6]
Eclipse Buyer, Inc.	First Lien Term Loan	9.07%	SOFR	475	9/6/2031	USD	61,216,556	60,639,727	60,665,606	[1,3,4,6]
Eclipse Buyer, Inc.	Revolver	0.50%			9/6/2031	USD	4,274,703	(39,313)	(38,472)[1,2,3,6]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	1.00%			2/10/2031	USD	25,000,000	(493,185)	(500,000)[1,2,3]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	9.78%	SOFR	560	2/10/2031	USD	32,500,000	6,863,860	6,850,000	[1,3,4,7]
Edmunds GovTech, Inc.	Delayed Draw	9.30%	SOFR	500	2/26/2031	USD	10,714,286	1,445,141	1,628,734	[1,3,4,7]
Edmunds GovTech, Inc.	First Lien Term Loan	9.30%	SOFR	500	2/26/2031	USD	9,262,500	9,098,189	9,250,290	[1,3,4]
Einstein Parent, Inc.	First Lien Term Loan	10.79%	SOFR	650	1/22/2031	USD	53,330,776	52,287,811	52,148,345	[1,3,4,6]
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	5,508,561	(106,752)	(122,134)[1,2,3,6]
Empyrean Solutions LLC	Delayed Draw	1.00%			11/26/2031	USD	4,976,959	(48,761)	(31,929)[1,2,3,6]
Empyrean Solutions LLC	First Lien Term Loan	9.05%	SOFR	475	11/26/2031	USD	12,442,396	12,321,576	12,362,573	[1,3,4,6]
Empyrean Solutions LLC	Revolver	0.50%			11/26/2031	USD	1,866,359	(17,920)	(11,974)[1,2,3,6]
Enverus Holdings, Inc.	Delayed Draw	9.82%	SOFR	550	12/22/2029	USD	134,536	81,608	83,207	[1,3,4,7]
Enverus Holdings, Inc.	First Lien Term Loan	9.82%	SOFR	550	12/22/2029	USD	2,670,538	2,636,982	2,666,471	[1,3,4]
Enverus Holdings, Inc.	Revolver	9.82%	SOFR	550	12/22/2029	USD	204,729	64,647	66,769	[1,3,4,7]
Enverus Holdings, Inc.	Delayed Draw	9.82%	SOFR	550	12/31/2029	USD	4,060,845	2,454,477	2,511,540	[1,3,4,6,7]
Enverus Holdings, Inc.	First Lien Term Loan	9.82%	SOFR	550	12/31/2029	USD	80,704,247	79,523,028	80,581,342	[1,3,4,6]
Enverus Holdings, Inc.	Revolver	9.82%	SOFR	550	12/31/2029	USD	6,137,599	1,925,965	2,001,695	[1,3,4,6,7]
ESG Investments, Inc.	Delayed Draw	8.95%	SOFR	450	3/11/2028	USD	7,958,839	5,388,661	5,455,647	[1,3,4,7]
ESG Investments, Inc.	First Lien Term Loan	8.95%	SOFR	450	3/11/2028	USD	15,108,482	14,957,397	15,085,473	[1,3,4]
ESG Investments, Inc.	Revolver	8.95%	SOFR	450	9/11/2027	USD	2,142,857	1,146,428	1,164,594	[1,3,4,7]
Espressor Bidco Inc.	Delayed Draw	1.00%			3/25/2032	USD	2,830,865	(42,357)	(42,463)[1,2,3]
Espressor Bidco Inc.	First Lien Term Loan	9.55%	SOFR	525	3/25/2032	USD	10,222,567	10,069,511	10,069,229	[1,3,4]
Espressor Bidco Inc.	Revolver	0.50%			3/25/2032	USD	1,258,162	(18,822)	(18,872)[1,2,3]
Expereo USA, Inc.	Delayed Draw	10.32%	SOFR	600	12/13/2030	USD	837,171	270,736	269,133	[1,3,4,6,7]
Expereo USA, Inc.	First Lien Term Loan	10.80%, 3.50% PIK	SOFR	300	12/13/2030	USD	3,632,236	3,565,997	3,558,417	[1,3,4,6,7,8]
Expereo USA, Inc.	Revolver	0.50%			12/13/2030	USD	268,370	(2,552)	(3,126)[1,2,3,6]
Financial-Information-Technologies, LLC	First Lien Term Loan	9.55%	SOFR	525	12/15/2030	USD	14,924,720	14,730,787	15,106,148	[1,3,4]
Financial-Information-Technologies, LLC	Delayed Draw	9.55%	SOFR	525	12/15/2030	USD	32,808,131	14,989,244	15,826,953	[1,3,4,7]
Finastra USA, Inc.	First Lien Term Loan	11.43%	SOFR	725	9/13/2029	USD	65,679,023	64,615,624	65,592,448	[1,3,4]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	6,864,661	(137,293)	(9,049)[1,2,3]
Finastra USA, Inc.	First Lien Term Loan	11.43%	SOFR	725	9/13/2029	USD	17,428,521	17,229,973	17,413,454	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Finastra USA, Inc.	Revolver	11.43%	SOFR	725	9/13/2029	USD	1,820,183	$1,306,774	$1,325,155	[1,3,4,6,7]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.80%	SOFR	450	2/22/2030	USD	4,893,517	4,847,704	4,863,100	[1,3,4,6]
Four Winds Interactive LLC	Delayed Draw	1.00%			2/20/2030	USD	1,231,367	(24,100)	(26,465)[1,2,3]
Four Winds Interactive LLC	First Lien Term Loan	10.80%	SOFR	650	2/20/2030	USD	6,362,064	6,236,932	6,225,328	[1,3,4]
Four Winds Interactive LLC	Revolver	0.50%			2/20/2030	USD	820,912	(16,063)	(17,643)[1,2,3]
FSS Buyer LLC	Revolver	0.50%			8/31/2027	USD	1,610,390	—	(2,452)[1,2,3]
FSS Buyer LLC	First Lien Term Loan	9.32%	SOFR	500	8/31/2028	USD	26,632,050	26,340,993	26,724,449	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	11.46%	SOFR	700	11/27/2029	USD	5,611,852	1,894,211	1,935,292	[1,3,4,7]
Fullsteam Operations LLC	Delayed Draw	12.71%	SOFR	825	11/27/2029	USD	2,279,815	2,221,269	2,288,599	[1,3,4]
Fullsteam Operations LLC	First Lien Term Loan	12.71%	SOFR	825	11/27/2029	USD	5,015,593	4,888,647	5,058,034	[1,3,4]
Fullsteam Operations LLC	Revolver	0.50%			11/27/2029	USD	280,593	(6,574)	(427)[1,2,3]
Gainsight, Inc.	First Lien Term Loan	10.46% PIK	SOFR	600	7/30/2027	USD	27,155,061	26,986,089	27,113,706	[1,3,4,8]
Gainsight, Inc.	Revolver	10.46% PIK	SOFR	600	7/30/2027	USD	2,816,332	1,466,332	1,462,043	[1,3,4,7,8]
Gigamon, Inc.	First Lien Term Loan	10.20%	SOFR	575	3/9/2029	USD	11,613	11,414	11,595	[1,3,4]
Goldcup 25952 AB	First Lien Term Loan	7.30%	STIBOR	500	8/18/2027	SEK	11,250,000	1,269,757	1,052,556	[1,3,4,5,6]
GovBrands Intermediate, Inc.	Delayed Draw	9.95%	SOFR	550	8/4/2027	USD	1,215,476	1,210,483	1,215,250	[1,3,4]
GovBrands Intermediate, Inc.	First Lien Term Loan	9.95%	SOFR	550	8/4/2027	USD	6,360,003	6,296,403	6,358,819	[1,3,4]
GovBrands Intermediate, Inc.	Revolver	9.95%	SOFR	550	8/4/2027	USD	671,545	231,310	231,185	[1,3,4,7]
GovDelivery Holdings, LLC	Delayed Draw	9.54%, 2.25% PIK	SOFR	300	1/17/2030	USD	9,000,000	6,403,185	6,466,056	[1,3,4,7,8]
GovDelivery Holdings, LLC	Delayed Draw	9.54%, 2.25% PIK	SOFR	300	1/17/2031	USD	18,809,224	17,247,540	17,367,289	[1,3,4,6,7,8]
GovDelivery Holdings, LLC	First Lien Term Loan	10.04%, 2.25% PIK	SOFR	350	1/17/2031	USD	95,936,019	95,106,458	95,723,428	[1,3,4,6,8]
GovDelivery Holdings, LLC	Revolver	10.50%	PRIME	525	1/17/2031	USD	13,076,175	1,690,224	1,769,899	[1,3,4,6,7]
GovDelivery Holdings, LLC	Delayed Draw	1.00%			1/17/2031	USD	617,578	(3,078)	(3,088)[1,2,3]
GovDelivery Holdings, LLC	Delayed Draw	9.54%	SOFR	525	1/17/2031	USD	2,319,037	2,319,037	2,319,037	[1,3,4]
GovDelivery Holdings, LLC	First Lien Term Loan	10.04%	SOFR	575	1/17/2031	USD	1,549,671	1,549,671	1,549,671	[1,3,4]
GovDelivery Holdings, LLC	First Lien Term Loan	10.05%	SOFR	575	1/17/2031	USD	98,065	98,065	98,065	[1,3,4]
GovDelivery Holdings, LLC	Revolver	11.75%	PRIME	425	1/17/2031	USD	666,609	32,347	32,330	[1,3,4,7]
GovernmentJobs.com, Inc.	First Lien Term Loan	9.33%	SOFR	500	12/1/2028	USD	8,644,850	8,569,254	8,631,685	[1,3,4,6]
GovernmentJobs.com, Inc.	First Lien Term Loan	9.33%	SOFR	500	12/2/2027	USD	228,983	227,086	228,634	[1,3,4,6]
GovernmentJobs.com, Inc.	Revolver	0.50%			12/2/2027	USD	1,264,680	(10,156)	(1,926)[1,2,3,6]
Govos, Inc.	First Lien Term Loan	10.28%, 2.00% PIK	SOFR	400	7/25/2029	USD	10,036,759	9,858,318	9,841,087	[1,3,4,8]
Govos, Inc.	Revolver	0.50%			7/25/2029	USD	498,000	(8,627)	(9,709)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Gray Matter Systems	Delayed Draw	1.00%			5/1/2030	USD	609,400	$(11,284)	$(12,188)[1,2,3]
Gray Matter Systems	First Lien Term Loan	9.55%	SOFR	525	5/1/2030	USD	1,653,690	1,624,405	1,620,616	[1,3,4]
Gray Matter Systems	Revolver	9.57%	SOFR	525	5/1/2030	USD	466,500	54,265	52,870	[1,3,4,7]
GS Acquisitionco, Inc.	Delayed Draw	9.55%	SOFR	525	12/2/2026	USD	4,184,503	3,089,380	3,099,788	[1,3,4,7]
GS Acquisitionco, Inc.	Revolver	9.58%	SOFR	525	12/2/2026	USD	1,050,000	137,410	99,299	[1,3,4,7]
GS Acquisitionco, Inc.	First Lien Term Loan	9.55%	SOFR	525	5/25/2026	USD	8,081,696	8,049,299	8,068,727	[1,3,4]
GS Acquisitionco, Inc.	First Lien Term Loan	9.55%	SOFR	525	5/25/2028	USD	39,215,336	39,111,085	39,152,408	[1,3,4]
GS Acquisitionco, Inc.	Revolver	0.50%			5/30/2026	USD	690,589	—	(1,108)[1,2,3]
GS XX Corporation	First Lien Term Loan	9.05%	SOFR	475	4/19/2029	USD	2,204,920	2,167,567	2,160,822	[1,3,4]
GS XX Corporation	Revolver	0.50%			4/19/2029	USD	311,000	(5,059)	(6,220)[1,2,3]
HealthEdge Software, Inc.	Delayed Draw	9.07%	SOFR	475	7/16/2031	USD	1,468,320	1,454,672	1,452,449	[1,3,4]
HealthEdge Software, Inc.	First Lien Term Loan	9.07%	SOFR	475	7/16/2031	USD	3,327,660	3,297,584	3,291,692	[1,3,4]
HealthEdge Software, Inc.	Revolver	0.50%			7/16/2031	USD	442,000	(3,995)	(4,777)[1,2,3]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	9.55%	SOFR	525	11/16/2028	USD	9,925,000	9,843,647	9,911,917	[1,3,4]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	9.80%	SOFR	550	11/16/2028	USD	19,600,000	19,394,080	19,570,151	[1,3,4]
Help Systems Holdings, Inc.	First Lien Term Loan	8.39%	SOFR	400	11/19/2026	USD	9,579,949	9,508,177	8,794,393	[1,4]
Help Systems Holdings, Inc.	Second Lien Term Loan	11.14%	SOFR	675	11/19/2027	USD	10,000,000	10,000,019	7,150,000	[1,4]
Higher Logic, LLC	First Lien Term Loan	9.55%	SOFR	525	1/10/2029	USD	8,411,160	8,329,846	8,310,798	[1,3,4,6]
Higher Logic, LLC	Revolver	0.50%			1/10/2029	USD	700,930	(6,732)	(8,364)[1,2,3,6]
Homecare Software Solutions LLC	Delayed Draw	9.87%, 2.93% PIK	SOFR	263	6/14/2031	USD	1,843,943	1,827,079	1,822,378	[1,3,4,8]
Homecare Software Solutions LLC	First Lien Term Loan	9.87%, 2.93% PIK	SOFR	263	6/14/2031	USD	19,699,745	19,516,290	19,469,358	[1,3,4,8]
Homecare Software Solutions LLC	Revolver	0.50%			6/14/2031	USD	1,415,094	(12,572)	(15,578)[1,2,3]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,262,444	(33,936)	(2,982)[1,2,3]
Hyland Software, Inc.	First Lien Term Loan	9.32%	SOFR	500	9/19/2030	USD	47,260,181	46,551,279	47,197,885	[1,3,4]
Icefall Parent, Inc.	First Lien Term Loan	10.79%	SOFR	650	1/26/2030	USD	13,458,155	13,227,816	13,236,095	[1,3,4]
Icefall Parent, Inc.	Revolver	0.50%			1/26/2030	USD	1,281,729	(20,696)	(21,149)[1,2,3]
Imagine Acquisitionco, Inc.	First Lien Term Loan	9.42%	SOFR	500	11/16/2027	USD	7,017,685	6,947,508	7,006,997	[1,3,4]
Imagine Acquisitionco, Inc.	Revolver	9.55%	SOFR	500	11/16/2027	USD	1,157,556	39,357	47,433	[1,3,4,7]
Infinite Bidco LLC	First Lien Term Loan	10.57%	SOFR	625	3/2/2028	USD	16,645,226	16,317,923	16,619,877	[1,3,4]
InhabitIQ, Inc.	Delayed Draw	1.00%			1/10/2032	USD	3,661,255	(18,099)	(25,416)[1,2,3,6]
InhabitIQ, Inc.	First Lien Term Loan	8.82%	SOFR	450	1/10/2032	USD	13,180,518	13,115,710	13,089,022	[1,3,4,6]
InhabitIQ, Inc.	Revolver	0.50%			1/10/2032	USD	2,288,284	(11,186)	(15,885)[1,2,3,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
INTEL 471, Inc.	Delayed Draw	1.00%				9/27/2028	USD	9,687,500	$(130,524)	$(14,753)[1,2,3]
INTEL 471, Inc.	First Lien Term Loan	9.54%		SOFR	525	9/27/2028	USD	5,812,500	5,740,130	5,803,648	[1,3,4]
Invicti Intermediate 2, LLC	Revolver	0.50%				11/16/2027	USD	1,090,909	(21,818)	(20,723)[1,2,3,6]
IQN Holding Corp.	Revolver	9.56%		SOFR	525	5/2/2028	USD	1,540,106	517,111	549,525	[1,3,4,7]
IQN Holding Corp.	Delayed Draw	1.00%				5/2/2029	USD	1,262,567	—	(1,923)[1,2,3]
IQN Holding Corp.	First Lien Term Loan	9.56%		SOFR	525	5/2/2029	USD	7,213,440	7,138,196	7,202,454	[1,3,4]
Ivanti Software, Inc.	Second Lien Term Loan	11.79%		SOFR	725	12/1/2028	USD	7,000,000	6,838,817	2,906,120	[1,4]
IXOPay, Inc.	Delayed Draw	1.00%				2/24/2031	USD	3,475,000	(34,471)	(39,567)[1,2,3]
IXOPay, Inc.	First Lien Term Loan	9.57%		SOFR	525	2/24/2031	USD	7,470,000	7,396,204	7,384,946	[1,3,4]
IXOPay, Inc.	Revolver	0.50%				2/24/2031	USD	765,000	(7,526)	(8,710)[1,2,3]
Jigsaw Bidco AS	First Lien Term Loan	12.66	%, 0.75% PIK	NOK	725	4/29/2025	NOK	15,405,746	1,667,836	1,431,997	[1,3,4,5,6,8]
LabVantage Solutions, Inc.	First Lien Term Loan	9.54%		SOFR	525	12/23/2030	USD	5,869,290	5,784,178	5,772,446	[1,3,4]
LabVantage Solutions, Inc.	Revolver	9.55%		SOFR	525	12/23/2030	USD	454,000	163,721	162,759	[1,3,4,7]
LeadsOnline, LLC	First Lien Term Loan	9.04%		SOFR	475	2/7/2028	USD	14,870,581	14,574,757	14,865,752	[1,3,4]
LeadsOnline, LLC	First Lien Term Loan	9.05%		SOFR	475	2/7/2028	USD	1,457,675	1,451,842	1,457,202	[1,3,4]
LeadsOnline, LLC	Revolver	0.50%				2/7/2028	USD	1,176,470	—	(1,792)[1,2,3]
LeadVenture, Inc.	Delayed Draw	1.00%				2/28/2026	USD	2,514,887	(38,311)	(16,385)[1,2,3]
LeadVenture, Inc.	First Lien Term Loan	9.32%		SOFR	500	2/28/2026	USD	9,958,953	9,847,845	9,869,208	[1,3,4]
LeadVenture, Inc.	Revolver	9.32%		SOFR	500	2/28/2026	USD	—	—	—	[1,3,4,7]
LeadVenture, Inc.	Delayed Draw	9.32%		SOFR	500	8/28/2026	USD	12,205,432	8,303,600	8,291,239	[1,3,4,7]
LeadVenture, Inc.	First Lien Term Loan	9.32%		SOFR	500	8/28/2026	USD	13,750,204	13,726,866	13,626,296	[1,3,4]
LeadVenture, Inc.	Revolver	9.32%		SOFR	500	8/28/2026	USD	4,751,075	(26,938)	(42,814)[1,3,4,7]
LeadVenture, Inc.	Revolver	9.32%		SOFR	500	8/28/2026	USD	1,625,076	1,625,076	1,610,432	[1,3,4]
LeaseCrunch LLC	Delayed Draw	9.83%		SOFR	550	5/24/2029	USD	1,470,000	1,447,069	1,441,342	[1,3,4]
LeaseCrunch, LLC	First Lien Term Loan	9.93%		SOFR	550	5/24/2029	USD	2,925,300	2,881,015	2,868,270	[1,3,4]
LeaseCrunch, LLC	Revolver	0.50%				5/24/2029	USD	735,000	(10,705)	(14,329)[1,2,3]
Litera Bidco LLC	Delayed Draw	9.32%		SOFR	500	5/1/2028	USD	16,172,501	10,612,266	10,581,185	[1,3,4,6,7]
Litera Bidco LLC	First Lien Term Loan	9.32%		SOFR	500	5/1/2028	USD	16,716,848	16,603,412	16,649,661	[1,3,4,6]
Litera Bidco LLC	Revolver	0.50%				5/1/2028	USD	341,799	(1,351)	(1,374)[1,2,3,6]
Litera Bidco LLC	First Lien Term Loan	9.32%		SOFR	500	5/29/2026	USD	10,484,560	10,381,848	10,442,421	[1,3,4]
LogRhythm, Inc.	First Lien Term Loan	11.81%		SOFR	750	7/2/2029	USD	28,507,732	27,746,900	27,681,548	[1,3,4]
LogRhythm, Inc.	Revolver	0.50%				7/2/2029	USD	2,850,773	(73,060)	(82,618)[1,2,3]
LR Orion Bidco Limited	Delayed Draw	1.00%				11/18/2031	USD	13,824,490	(67,050)	(98,765)[1,2,3]
LR Orion Bidco Limited	First Lien Term Loan	9.83%		SOFR	550	11/18/2031	USD	103,683,674	102,668,802	102,425,632	[1,3,4]
LR Orion Bidco Limited	Revolver	0.50%				5/18/2031	GBP	8,602,151	3,505,290	4,062,270	[1,2,3,5]
Lytx, Inc.	First Lien Term Loan	9.42%		SOFR	500	2/28/2028	USD	37,500,000	36,953,473	37,500,000	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	10.97%	SOFR	650	7/30/2029	USD	20,500,000	$20,365,000	$20,437,584	[1,3,4]
ManTech International Corporation	Revolver	0.50%			9/14/2028	USD	6,744,017	—	(10,271)[1,2,3]
ManTech International Corporation	Delayed Draw	1.00%			9/14/2029	USD	8,616,244	—	(13,122)[1,2,3]
ManTech International Corporation	First Lien Term Loan	9.29%	SOFR	500	9/14/2029	USD	56,783,862	55,878,813	56,697,385	[1,3,4]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	11.03%	SOFR	650	7/1/2025	USD	21,131,235	20,391,320	20,983,009	[1,3,4]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	3,061,225	(71,429)	(29,614)[1,2,3]
Mercury Bidco LLC	First Lien Term Loan	10.49%	SOFR	575	5/31/2030	USD	28,682,398	28,072,176	28,488,243	[1,3,4]
Metatiedot Bidco Oy	Delayed Draw	7.97%	EURIBOR	550	11/27/2031	EUR	151,999	1,756	6,180	[1,3,4,5,6,7]
Metatiedot Bidco Oy	First Lien Term Loan	8.00%	EURIBOR	550	11/27/2031	EUR	481,352	498,101	512,020	[1,3,4,5,6]
Metatiedot Bidco Oy	First Lien Term Loan	9.81%	SOFR	550	11/27/2031	USD	360,559	355,332	354,690	[1,3,4,6]
Metatiedot Bidco Oy	Revolver	0.50%			11/27/2030	EUR	98,166	(1,377)	1,348	[1,2,3,5,6]
MGT Merger Target, LLC	Revolver	14.00%	PRIME	650	4/10/2028	USD	3,103,448	1,163,793	1,159,067	[1,3,4,7]
MGT Merger Target, LLC	Delayed Draw	10.17%	SOFR	585	4/10/2029	USD	13,192,723	12,964,150	13,068,568	[1,3,4]
MGT Merger Target, LLC	Delayed Draw	10.92%	SOFR	650	4/10/2029	USD	1,393,966	1,393,966	1,405,761	[1,3,4]
MGT Merger Target, LLC	First Lien Term Loan	10.17%	SOFR	575	4/10/2029	USD	24,596,695	24,056,430	24,804,829	[1,3,4]
MGT Merger Target, LLC	First Lien Term Loan	10.17%	SOFR	585	4/10/2029	USD	14,217,508	13,980,048	14,083,708	[1,3,4]
Mindbody, Inc.	First Lien Term Loan	11.44%	SOFR	700	9/30/2025	USD	7,003,041	6,614,667	6,974,895	[1,3,4]
Mindbody, Inc.	Revolver	11.41%	SOFR	700	9/30/2025	USD	1,428,571	285,714	279,973	[1,3,4,7]
MIS Acquisition, LLC	First Lien Term Loan	10.55%	SOFR	625	11/17/2028	USD	4,595,573	4,518,154	4,506,931	[1,3,4]
MIS Acquisition, LLC	First Lien Term Loan	10.57%	SOFR	625	11/17/2028	USD	29,568,000	28,871,114	28,996,913	[1,3,4]
MIS Acquisition, LLC	Revolver	0.50%			11/17/2028	USD	2,133,333	(46,777)	(38,429)[1,2,3]
Monotype Imaging Holdings, Inc.	Delayed Draw	9.82%	SOFR	550	2/28/2031	USD	3,448,276	755,668	798,197	[1,3,4,6,7]
Monotype Imaging Holdings, Inc.	First Lien Term Loan	9.82%	SOFR	550	2/28/2031	USD	41,275,862	40,722,951	41,213,002	[1,3,4,6]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2031	USD	5,172,414	(66,166)	(7,877)[1,2,3,6]
Motor Vehicle Software Corporation	Revolver	0.50%			1/6/2031	USD	1,243,544	(8,984)	(11,986)[1,2,3,6]
Motor Vehicle Software Corporation	First Lien Term Loan	9.05%	SOFR	475	1/6/2032	USD	5,803,114	5,760,571	5,747,179	[1,3,4,6]
Mountain Parent, Inc.	Delayed Draw	1.00%			6/27/2031	USD	11,655,000	(110,229)	(65,913)[1,2,3]
Mountain Parent, Inc.	First Lien Term Loan	9.05%	SOFR	475	6/27/2031	USD	56,966,726	56,441,250	56,644,560	[1,3,4]
Mountain Parent, Inc.	Revolver	0.50%			6/27/2031	USD	6,216,000	(55,536)	(66,213)[1,2,3]
Mountain Parent, Inc.	Delayed Draw	1.00%			6/27/2031	USD	2,975,411	(12,359)	(12,397)[1,2,3]
Mountain Parent, Inc.	First Lien Term Loan	9.08%	SOFR	475	6/27/2031	USD	7,875,375	7,875,375	7,875,375	[1,3,4]
Mountain Parent, Inc.	Revolver	0.50%			6/27/2031	USD	1,586,883	(9,888)	(9,918)[1,2,3]
MyComplianceoffice, Inc.	First Lien Term Loan	11.95%	SOFR	750	12/29/2026	USD	1,638,298	1,600,270	1,641,937	[1,3,4]
MyComplianceoffice, Inc.	First Lien Term Loan	11.95%	SOFR	750	12/29/2026	USD	7,000,000	6,951,968	7,015,550	[1,3,4]
Navex TopCo, Inc.	First Lien Term Loan	9.82%	SOFR	550	11/8/2030	USD	40,305,949	39,613,304	40,244,566	[1,3,4,6]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	9.06%	SOFR	475	6/22/2027	USD	7,499,666	152,634	147,921	[1,3,4,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	9.06%	SOFR	475	6/22/2027	USD	4,397,855	$4,366,643	$4,373,165	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	9.06%	SOFR	475	6/9/2029	USD	8,894,603	121,808	175,435	[1,3,4,7]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	9.06%	SOFR	475	6/9/2029	USD	50,055,909	49,625,931	49,774,886	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	—	(16,113)[1,2,3]
New Era Merger Sub, Inc.	Delayed Draw	10.73%	SOFR	625	10/31/2026	USD	3,897,421	3,785,905	3,765,012	[1,3,4]
New Era Merger Sub, Inc.	Delayed Draw	10.73%	SOFR	640	10/31/2026	USD	1,832,548	1,832,548	1,832,548	[1,3,4]
New Era Merger Sub, Inc.	First Lien Term Loan	10.69%	SOFR	640	10/31/2026	USD	714,218	714,217	714,218	[1,3,4]
New Era Merger Sub, Inc.	First Lien Term Loan	10.73%	SOFR	625	10/31/2026	USD	3,029,445	2,969,361	2,926,524	[1,3,4]
New Era Merger Sub, Inc.	Revolver	10.70%	SOFR	625	10/31/2026	USD	376,426	376,426	363,638	[1,3,4]
North Star Acquisitionco LLC	Delayed Draw	9.05%	SOFR	475	5/3/2029	USD	1,822,839	1,773,516	1,820,062	[1,3,4,6]
North Star Acquisitionco LLC	First Lien Term Loan	9.05%	SOFR	475	5/3/2029	USD	19,900,840	19,603,027	19,870,532	[1,3,4,6]
North Star Acquisitionco LLC	Revolver	9.05%	SOFR	475	5/3/2029	USD	2,198,398	663,225	659,877	[1,3,4,6,7]
OEConnection LLC	Delayed Draw	1.00%			4/22/2031	USD	7,395,112	(35,761)	(50,925)[1,2,3]
OEConnection LLC	Delayed Draw	9.31%	SOFR	500	4/22/2031	USD	1,789,786	1,780,856	1,780,836	[1,3,4]
OEConnection LLC	Delayed Draw	9.32%	SOFR	500	4/22/2031	USD	13,526,091	13,401,004	13,429,731	[1,3,4]
OEConnection LLC	First Lien Term Loan	9.31%	SOFR	500	4/22/2031	USD	4,301,481	4,301,481	4,301,481	[1,3,4]
OEConnection LLC	First Lien Term Loan	9.32%	SOFR	500	4/22/2031	USD	77,520,725	76,819,745	76,968,467	[1,3,4]
OEConnection LLC	Revolver	0.50%			4/22/2031	USD	9,572,424	(81,849)	(68,615)[1,2,3]
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	1.00%			1/15/2031	USD	7,500,000	(92,137)	(109,711)[1,2,3]
Omega Systems Intermediate Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	1/15/2031	USD	12,750,000	12,594,726	12,563,492	[1,3,4]
Omega Systems Intermediate Holdings, Inc.	Revolver	0.50%			1/15/2031	USD	2,250,000	(27,160)	(32,913)[1,2,3]
oneZero Financial Systems, LLC	Delayed Draw	9.32%	SOFR	500	10/7/2031	USD	4,879,807	1,598,188	1,634,379	[1,3,4,7]
oneZero Financial Systems, LLC	First Lien Term Loan	9.29%	SOFR	500	10/7/2031	USD	27,884,615	27,619,405	27,556,243	[1,3,4]
oneZero Financial Systems, LLC	Revolver	0.50%			10/7/2031	USD	3,485,577	(32,498)	(7,724)[1,2,3]
Onit, Inc.	Delayed Draw	1.00%			1/27/2032	USD	17,361,111	(171,459)	(173,611)[1,2,3]
Onit, Inc.	Delayed Draw	1.00%			1/27/2032	USD	5,688,678	(56,383)	(56,887)[1,2,3,6]
Onit, Inc.	First Lien Term Loan	9.05%	SOFR	475	1/27/2032	USD	12,894,338	12,767,116	12,765,394	[1,3,4,6]
Onit, Inc.	First Lien Term Loan	9.80%	SOFR	475	1/27/2032	USD	39,351,852	38,965,462	38,958,333	[1,3,4]
Onit, Inc.	Revolver	0.50%			1/27/2032	USD	7,683,263	(75,062)	(76,832)[1,2,3,6]
Optimizely North America Inc.	First Lien Term Loan	7.61%	EURIBOR	525	10/30/2031	EUR	10,392,527	11,177,905	11,108,275	[1,3,4,5,6]
Optimizely North America Inc.	First Lien Term Loan	9.32%	SOFR	525	10/30/2031	USD	32,134,290	31,826,523	31,764,498	[1,3,4,6]
Optimizely North America Inc.	First Lien Term Loan	9.96%	EURIBOR	525	10/30/2031	GBP	4,147,198	5,326,447	5,295,793	[1,3,4,5,6]
Optimizely North America Inc.	Revolver	0.50%			10/30/2031	USD	4,701,528	(44,254)	(54,104)[1,2,3,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Oranje Holdco, Inc.	First Lien Term Loan	12.04%		SOFR	775	2/1/2029	USD	13,036,444	$12,797,029	$13,049,132	[1,3,4]
Oranje Holdco, Inc.	Revolver	0.50%				2/1/2029	USD	1,629,556	(44,813)	1,586	[1,2,3]
Oranje Holdco, Inc.	First Lien Term Loan	11.54%		SOFR	725	6/27/2030	USD	5,462,523	5,367,164	5,363,440	[1,3,4]
OSP Hamilton Purchaser, LLC	Delayed Draw	9.29%		SOFR	500	12/28/2029	USD	36,860,524	6,693,028	7,536,721	[1,3,4,7]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	9.29%		SOFR	500	12/28/2029	USD	48,400,192	47,598,079	48,655,102	[1,3,4]
OSP Hamilton Purchaser, LLC	Revolver	9.29%		SOFR	525	12/28/2029	USD	7,000,000	2,690,219	2,789,340	[1,3,4,7]
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	12.92	%, 0.75% PIK	SOFR	773	7/31/2026	USD	7,272,227	7,199,925	7,261,152	[1,3,4,8]
Palmetto Technology Group, LLC	Delayed Draw	10.32%		SOFR	600	1/3/2029	USD	1,953,000	1,922,040	1,913,940	[1,3,4]
Palmetto Technology Group, LLC	First Lien Term Loan	10.32%		SOFR	600	1/3/2029	USD	1,145,105	1,126,775	1,122,203	[1,3,4]
Palmetto Technology Group, LLC	Revolver	0.50%				1/3/2029	USD	79,670	(1,204)	(1,593)[1,2,3]
Palmetto Technology Group, LLC	Revolver	10.32%		SOFR	600	1/3/2029	USD	38,550	37,963	37,779	[1,3,4]
Palmetto Technology Group, LLC	Revolver	12.25%		SOFR	475	1/3/2029	USD	395,780	389,445	387,864	[1,3,4]
Palmetto Technology Group, LLC	Delayed Draw	10.32%		SOFR	600	1/6/2029	USD	1,692,000	419,576	414,540	[1,3,4,7]
Park Place Technologies, LLC	Revolver	9.57%		SOFR	525	3/25/2030	USD	4,598,781	1,808,854	1,790,370	[1,3,4,7]
Park Place Technologies, LLC	Delayed Draw	9.57%		SOFR	525	3/25/2031	USD	6,131,708	3,100,874	3,133,186	[1,3,4,7]
Park Place Technologies, LLC	First Lien Term Loan	9.54%		SOFR	525	3/25/2031	USD	39,073,164	38,723,400	38,916,124	[1,3,4]
PC Dreamscape Opco, Inc.	Delayed Draw	10.05%		SOFR	575	4/25/2028	USD	3,207,237	3,127,056	3,202,352	[1,3,4]
PC Dreamscape Opco, Inc.	First Lien Term Loan	10.05%		SOFR	575	4/25/2028	USD	11,802,632	11,662,030	11,784,657	[1,3,4]
PC Dreamscape Opco, Inc.	Revolver	0.50%				4/25/2028	USD	1,315,789	—	(2,004)[1,2,3]
PCMI Parent, LLC	First Lien Term Loan	9.79%		SOFR	550	3/15/2032	USD	2,663,114	2,636,609	2,636,483	[1,3,4,6]
PCMI Parent, LLC	Revolver	0.50%				3/15/2032	USD	528,451	(5,248)	(5,285)[1,2,3,6]
PCS Software, Inc.	First Lien Term Loan	10.45%		SOFR	600	1/1/2026	USD	5,156,328	5,099,915	5,112,444	[1,3,4]
PCS Software, Inc.	Revolver	10.45%		SOFR	600	1/1/2026	USD	363,714	361,617	360,618	[1,3,4]
PDI TA Holdings, Inc.	Delayed Draw	9.79%		SOFR	550	2/3/2031	USD	9,369,514	9,285,220	9,331,858	[1,3,4,6]
PDI TA Holdings, Inc.	Delayed Draw	9.79%		SOFR	525	2/3/2031	USD	4,120,194	4,082,308	4,103,634	[1,3,4,6]
PDI TA Holdings, Inc.	First Lien Term Loan	9.79%		SOFR	550	2/3/2031	USD	36,049,742	35,731,747	35,904,853	[1,3,4,6]
PDI TA Holdings, Inc.	Revolver	9.79%		SOFR	550	2/3/2031	USD	4,112,908	513,807	531,858	[1,3,4,6,7]
PDQ.com Corporation	First Lien Term Loan	8.80%		SOFR	475	10/12/2029	USD	18,112,041	17,688,984	18,030,205	[1,3,4]
PDQ.com Corporation	Delayed Draw	9.06%		SOFR	475	8/27/2027	USD	19,095,379	6,865,790	7,087,250	[1,3,4,7]
PDQ.com Corporation	First Lien Term Loan	9.06%		SOFR	475	8/27/2027	USD	10,471,765	10,384,339	10,424,450	[1,3,4]
PDQ.com Corporation	Revolver	0.50%				8/27/2027	USD	8,343,653	(30,882)	(37,700)[1,2,3]
Penn TRGRP Holdings, LLC	Delayed Draw	11.55	%, 6.00% PIK	SOFR	125	9/29/2030	USD	1,121,046	384,634	366,136	[1,3,4,7,8]
Penn TRGRP Holdings, LLC	First Lien Term Loan	11.55	%, 6.00% PIK	SOFR	125	9/29/2030	USD	42,637,459	41,933,729	41,933,938	[1,3,4,8]
Penn TRGRP Holdings, LLC	Revolver	0.50%				9/29/2030	USD	6,289,245	(125,785)	(103,774)[1,2,3]
Phoenix 1 Buyer Corporation	Revolver	0.50%				11/20/2029	USD	5,051,639	(78,708)	(7,693)[1,2,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Phoenix 1 Buyer Corporation	First Lien Term Loan	9.04%	SOFR	475	11/20/2030	USD	21,492,134	$21,143,553	$21,459,403	[1,3,4,6]
Ping Identity Holding Corp.	Revolver	0.50%			10/17/2028	USD	216,898	—	(286)[1,2,3]
Ping Identity Holding Corp.	First Lien Term Loan	9.05%	SOFR	475	10/17/2029	USD	2,130,836	2,130,836	2,128,027	[1,3,4]
PowerGEM Buyer, Inc.	Delayed Draw	9.31%	SOFR	500	11/8/2031	USD	9,845,765	9,810,327	9,801,167	[1,3,4]
PowerGEM Buyer, Inc.	Delayed Draw	9.32%	SOFR	500	11/8/2031	USD	10,000,000	2,902,996	2,892,252	[1,3,4,7]
PowerGEM Buyer, Inc.	First Lien Term Loan	9.31%	SOFR	500	11/8/2031	USD	2,586,685	2,577,362	2,574,968	[1,3,4]
PowerGEM Buyer, Inc.	Revolver	0.50%			11/8/2031	USD	3,500,000	(33,052)	(37,712)[1,2,3]
ProcessUnity Holdings, LLC	Delayed Draw	10.81%	SOFR	650	9/24/2028	USD	1,000,000	987,500	998,477	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	10.81%	SOFR	650	9/24/2028	USD	7,250,000	7,147,929	7,238,958	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	11.06%	SOFR	675	9/24/2028	USD	1,250,000	1,238,252	1,248,096	[1,3,4]
ProcessUnity Holdings, LLC	Revolver	0.50%			9/24/2028	USD	1,000,000	—	(1,523)[1,2,3]
Project Leopard Holdings, Inc.	First Lien Term Loan	9.64%	SOFR	525	7/20/2029	USD	73,183,779	69,739,902	63,612,804	[1,4,9]
Project Pathfinder Borrower, LLC	First Lien Term Loan	9.29%	SOFR	500	1/22/2032	USD	68,333,333	67,662,971	67,500,090	[1,3,4]
Project Pathfinder Borrower, LLC	Revolver	0.50%			1/22/2032	USD	6,666,667	(64,882)	(81,292)[1,2,3]
QBS Parent, Inc.	First Lien Term Loan	9.05%	SOFR	475	11/7/2031	USD	101,540,824	101,051,839	101,033,120	[1,3,4,6]
QBS Parent, Inc.	Revolver	0.50%			11/7/2031	USD	8,438,049	(39,811)	(42,190)[1,2,3,6]
QF Holdings, Inc.	Delayed Draw	9.29%	SOFR	500	12/15/2027	USD	438,597	433,772	437,929	[1,3,4]
QF Holdings, Inc.	First Lien Term Loan	9.29%	SOFR	500	12/15/2027	USD	2,192,982	2,168,860	2,189,643	[1,3,4]
QF Holdings, Inc.	Revolver	9.32%	SOFR	500	12/15/2027	USD	201,754	157,895	157,587	[1,3,4,7]
Quest Software US Holdings, Inc.	Second Lien Term Loan	11.94%	SOFR	750	2/1/2030	USD	20,000,000	19,700,000	5,196,900	[1,4]
Rally Buyer, Inc.	Delayed Draw	10.05%	SOFR	575	7/19/2028	USD	5,343,042	5,253,255	4,814,751	[1,3,4]
Rally Buyer, Inc.	First Lien Term Loan	10.05%	SOFR	575	7/19/2028	USD	22,104,542	21,760,087	19,918,968	[1,3,4]
Rally Buyer, Inc.	Revolver	10.05%	SOFR	575	7/19/2028	USD	3,182,180	2,577,566	2,262,929	[1,3,4,7]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	—	(2,929)[1,2,3]
Ranger Buyer, Inc.	First Lien Term Loan	9.05%	SOFR	475	11/18/2028	USD	24,423,077	24,181,545	24,507,812	[1,3,4]
RCS Technology	First Lien Term Loan	11.31%	SOFR	675	2/28/2026	USD	2,078,616	2,063,052	2,054,696	[1,3,4,6]
Redwood Services Group, LLC	Delayed Draw	9.55%	SOFR	525	2/22/2031	USD	6,930,938	6,525,258	6,515,666	[1,3,4,7]
Redwood Services Group, LLC	Delayed Draw	1.00%			6/15/2029	USD	67,129,374	(650,825)	(671,293)[1,2,3,6]
Redwood Services Group, LLC	Delayed Draw	9.55%	SOFR	525	6/15/2029	USD	33,430,259	32,677,807	33,095,957	[1,3,4]
Redwood Services Group, LLC	First Lien Term Loan	9.55%	SOFR	525	6/15/2029	USD	92,276,362	91,221,690	91,353,599	[1,3,4,6]
Revalize, Inc.	Delayed Draw	10.19%	SOFR	575	4/15/2027	USD	24,925,587	24,717,450	24,618,841	[1,3,4]
Revalize, Inc.	Revolver	10.19%	SOFR	575	4/15/2027	USD	681,000	408,600	400,219	[1,3,4,7]
Ridge Trail US Bidco, Inc.	Revolver	8.80%	SOFR	450	3/30/2031	USD	1,968,504	504,087	528,337	[1,3,4,7]
Ridge Trail US Bidco, Inc.	Revolver	8.80%	SOFR	450	3/31/2031	USD	3,350,645	857,552	899,297	[1,3,4,7]
Ridge Trail US Bidco, Inc.	Delayed Draw	1.00%			9/30/2031	USD	15,957,447	(231,488)	(25,607)[1,2,3]
Ridge Trail US Bidco, Inc.	First Lien Term Loan	8.80%	SOFR	450	9/30/2031	USD	44,276,595	43,643,933	44,202,335	[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	1.00%			12/7/2028	USD	35,000,000	(620,768)	(81,260)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Riskonnect Parent, LLC	Delayed Draw	8.97%		SOFR	475	12/7/2028	USD	50,979,922	$49,873,382	$50,949,148	[1,3,4]
Riskonnect Parent, LLC	First Lien Term Loan	8.97%		SOFR	475	12/7/2028	USD	57,406,729	56,391,595	57,385,916	[1,3,4]
Riskonnect Parent, LLC	Revolver	0.50%				12/7/2028	USD	5,140,200	(77,573)	(38,109)[1,2,3]
Runway Bidco, LLC	Delayed Draw	1.00%				12/17/2031	USD	13,149,349	(128,790)	(151,319)[1,2,3,6]
Runway Bidco, LLC	First Lien Term Loan	9.30%		SOFR	500	12/17/2031	USD	52,926,141	52,412,166	52,317,084	[1,3,4,6]
Runway Bidco, LLC	Revolver	0.50%				12/17/2031	USD	6,611,573	(63,448)	(76,084)[1,2,3,6]
Saab Purchaser, Inc.	Delayed Draw	1.00%				11/12/2031	USD	9,574,468	(93,149)	(105,119)[1,2,3]
Saab Purchaser, Inc.	First Lien Term Loan	9.31%		SOFR	500	11/12/2031	USD	35,638,298	35,295,605	35,247,023	[1,3,4]
Saab Purchaser, Inc.	Revolver	0.50%				11/12/2031	USD	4,787,234	(45,283)	(52,559)[1,2,3]
Safety Borrower Holdings	First Lien Term Loan	9.69%		SOFR	525	9/1/2027	USD	16,803,956	16,663,942	16,778,365	[1,3,4]
Safety Borrower Holdings	Revolver	12.75%		PRIME	425	9/1/2027	USD	677,966	169,504	168,459	[1,3,4,7]
SailPoint Technologies, Inc.	Revolver	10.88%		SOFR	625	8/16/2028	USD	603,840	108,691	119,848	[1,3,4,6,7]
Sapphire Software Buyer, Inc.	First Lien Term Loan	9.72	%, 3.00% PIK	SOFR	250	9/30/2031	USD	15,711,164	15,563,143	15,530,365	[1,3,4,8]
Sapphire Software Buyer, Inc.	Revolver	0.50%				9/30/2031	USD	1,890,791	(17,578)	(21,759)[1,2,3]
Saturn Borrower Inc.	Delayed Draw	1.00%				11/10/2028	USD	2,539,149	(37,446)	(42,050)[1,2,3,6]
Saturn Borrower Inc.	First Lien Term Loan	10.30%		SOFR	600	11/10/2028	USD	6,982,660	6,880,861	6,867,024	[1,3,4,6]
Saturn Borrower Inc.	Revolver	0.50%				11/10/2028	USD	1,142,617	(16,565)	(18,922)[1,2,3,6]
Securonix, Inc.	First Lien Term Loan	11.29	% PIK	SOFR	775	4/1/2028	USD	12,833,687	12,669,934	11,116,268	[1,3,4]
Securonix, Inc.	Revolver	11.29%		SOFR	700	4/1/2028	USD	2,288,135	5,791	(254,647)[1,3,4,7]
Seismic Software, Inc.	Delayed Draw	9.15%		SOFR	475	10/16/2028	USD	26,057,458	16,892,568	18,024,054	[1,3,4,6,7]
Seismic Software, Inc.	Revolver	0.50%				10/16/2028	USD	272,390	(5,448)	(415)[1,2,3,6]
Serrano Parent, LLC	First Lien Term Loan	10.92%		SOFR	650	5/12/2030	USD	7,336,245	7,197,347	7,178,571	[1,3,4]
Severin Acquisition, LLC	Delayed Draw	9.32	%, 2.25% PIK	SOFR	275	10/1/2031	USD	13,385,826	775,657	762,569	[1,3,4,7,8]
Severin Acquisition, LLC	First Lien Term Loan	9.32	%, 2.25% PIK	SOFR	275	10/1/2031	USD	64,167,732	63,563,471	63,485,528	[1,3,4,8]
Severin Acquisition, LLC	Revolver	9.07%		SOFR	475	10/1/2031	USD	8,031,496	1,129,925	1,119,336	[1,3,4,7]
SimpliSafe, Inc.	First Lien Term Loan	10.57%		SOFR	625	5/2/2028	USD	27,298,909	26,970,582	27,257,335	[1,3,4]
SimpliSafe Holding Corporation	Delayed Draw	10.57%		SOFR	625	5/2/2028	USD	4,410,370	4,364,102	4,403,653	[1,3,4]
Skylark UK Debtco Limited	Delayed Draw	1.00%				8/16/2030	GBP	4,207,589	2,070,636	2,083,860	[1,2,3,5]
Skylark UK Debtco Limited	First Lien Term Loan	10.12%		SONIA	566	8/16/2030	GBP	7,573,661	9,608,491	9,631,896	[1,3,4,5]
Sonar Acquisitionco, Inc.	Delayed Draw	9.05%		SOFR	475	10/24/2030	USD	22,641,510	5,065,288	5,036,286	[1,3,4,7]
Sonar Acquisitionco, Inc.	First Lien Term Loan	8.90%		BBSY	475	10/24/2030	AUD	22,398,486	14,951,291	13,843,040	[1,3,4,5]
Sonar Acquisitionco, Inc.	Revolver	0.50%				10/24/2030	USD	2,264,151	(21,023)	(24,673)[1,2,3]
Spaceship Purchaser, Inc.	Delayed Draw	1.00%				10/17/2027	USD	993,095	(9,619)	(10,782)[1,2,3,6]
Spaceship Purchaser, Inc.	Delayed Draw	1.00%				10/17/2031	USD	413,790	—	(545)[1,2,3,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Spaceship Purchaser, Inc.	First Lien Term Loan	9.30%		SOFR	500	10/17/2031	USD	6,951,666	$6,885,358	$6,876,195	[1,3,4,6]
Spaceship Purchaser, Inc.	Revolver	0.50%				10/17/2031	USD	927,593	(8,684)	(10,070)[1,2,3,6]
Spark Purchaser, Inc.	Revolver	0.50%				4/1/2030	USD	1,351,351	(22,561)	(27,844)[1,2,3]
Spark Purchaser, Inc.	First Lien Term Loan	9.80%		SOFR	550	4/1/2031	USD	8,648,649	8,493,124	8,470,444	[1,3,4]
Stack Sports Buyer, LLC	Delayed Draw	1.00%				3/31/2031	USD	3,959,889	(59,398)	(59,398)[1,3]
Stack Sports Buyer, LLC	First Lien Term Loan	9.55%		SOFR	525	3/31/2031	USD	17,819,500	17,552,207	17,552,207	[1,3,4]
Stamps.com, Inc.	First Lien Term Loan	10.14%		SOFR	575	10/5/2028	USD	9,725,000	9,564,957	9,394,608	[1,3,4]
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	9.03%		EURIBOR	650	4/25/2031	EUR	88,695,000	75,810,615	76,585,940	[1,3,4,5,7]
Superman Holdings LLC	Delayed Draw	8.80%		SOFR	450	8/29/2031	USD	4,367,931	2,774,617	2,788,467	[1,3,4,6,7]
Superman Holdings LLC	First Lien Term Loan	8.80%		SOFR	450	8/29/2031	USD	8,597,833	8,557,432	8,584,036	[1,3,4,6]
Superman Holdings LLC	Revolver	0.50%				8/29/2031	USD	1,934,236	(8,878)	(3,104)[1,2,3,6]
Syntax Systems Ltd	First Lien Term Loan	9.42%		SOFR	500	10/29/2028	USD	2,548,966	2,532,470	2,521,919	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	9.42%		SOFR	500	10/27/2028	USD	6,986,553	6,900,254	6,912,418	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	9.42%		SOFR	500	10/28/2028	USD	4,845,192	4,796,740	4,793,780	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	9.42%		SOFR	500	10/29/2028	USD	17,466,466	17,291,801	17,281,128	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	9.42%		SOFR	500	10/29/2028	USD	1,255,094	1,246,875	1,241,777	[1,3,4]
Tamarack Intermediate, LLC	First Lien Term Loan	10.20%		SOFR	575	3/11/2028	USD	18,014,648	17,806,547	17,699,418	[1,3,4]
Tamarack Intermediate, LLC	Delayed Draw	10.19%		SOFR	575	3/13/2028	USD	8,506,569	8,294,141	8,357,716	[1,3,4]
Tamarack Intermediate, LLC	First Lien Term Loan	10.20%		SOFR	575	3/13/2028	USD	1,840,008	1,806,864	1,807,810	[1,3,4]
Tamarack Intermediate, LLC	Revolver	0.50%				3/13/2028	USD	3,023,438	—	(52,906)[1,2,3]
Tamarack Intermediate, LLC	First Lien Term Loan	10.20%		SOFR	575	6/10/2030	USD	1,782,723	1,768,107	1,751,528	[1,3,4]
Tango Bidco SAS	Delayed Draw	1.00%				10/17/2031	EUR	3,833,032	(62,739)	(15,186)[1,2,3,5]
Tau Buyer, LLC	Delayed Draw	9.05%		SOFR	475	1/31/2032	USD	20,476,274	616,746	614,288	[1,3,4,6,7]
Tau Buyer, LLC	First Lien Term Loan	9.05%		SOFR	475	1/31/2032	USD	58,869,286	58,290,396	58,280,593	[1,3,4,6]
Tau Buyer, LLC	Revolver	0.50%				1/31/2032	USD	7,678,603	(75,006)	(76,786)[1,2,3,6]
TCP Hawker Intermediate LLC	Delayed Draw	1.00%				8/30/2029	USD	1,695,721	(16,334)	(18,895)[1,2,3,6]
TCP Hawker Intermediate LLC	First Lien Term Loan	9.30%		SOFR	500	8/30/2029	USD	389,990	386,321	385,645	[1,3,4,6]
TCP Hawker Intermediate LLC	Revolver	0.50%				8/30/2029	USD	435	(4)	(5)[1,2,3,6]
TCP Hawker Intermediate LLC	Revolver	8.11%		SOFR	500	8/30/2029	USD	565	559	558	[1,3,4,6]
Thunder Purchase, Inc.	Revolver	10.25%		SOFR	550	6/30/2027	USD	1,959,811	1,564,849	1,584,463	[1,3,4,6,7]
Thunder Purchase, Inc.	Delayed Draw	9.70%		SOFR	525	6/30/2028	USD	2,951,235	2,185,469	2,208,932	[1,3,4,6,7]
Thunder Purchaser, Inc.	First Lien Term Loan	9.70%		SOFR	525	6/30/2028	USD	1,239,519	1,228,141	1,237,631	[1,3,4,6]
TigerConnect, Inc.	Delayed Draw	11.39	%, 3.38% PIK	SOFR	338	10/31/2030	USD	1,643,906	1,197,105	1,194,938	[1,3,4,7,8]
TigerConnect, Inc.	Delayed Draw	11.04%		SOFR	675	11/19/2030	USD	30,000	5,344	5,304	[1,3,4,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
TigerConnect, Inc.	First Lien Term Loan	11.39	%, 3.38% PIK	SOFR	338	11/19/2030	USD	750,000	$739,800	$737,928	[1,3,4,8]
TigerConnect, Inc.	First Lien Term Loan	11.39	%, 3.38% PIK	SOFR	338	2/16/2028	USD	13,125,000	12,940,701	12,913,742	[1,3,4,8]
TigerConnect, Inc.	Revolver	0.50%				2/16/2028	USD	1,875,000	(42,188)	(30,180)[1,2,3]
Togetherwork Holdings, LLC	Delayed Draw	9.32%		SOFR	500	5/19/2031	USD	6,000,000	855,342	892,061	[1,3,4,7]
Togetherwork Holdings, LLC	First Lien Term Loan	9.32%		SOFR	500	5/19/2031	USD	25,935,000	25,829,094	25,978,369	[1,3,4]
Trackforce Acquireco, Inc.	First Lien Term Loan	10.05%		SOFR	575	6/23/2028	USD	18,053,004	17,823,753	18,025,510	[1,3,4,6]
Trackforce Acquireco, Inc.	Revolver	10.60%		SOFR	600	6/23/2028	USD	1,113,074	890,459	888,764	[1,3,4,6,7]
Tribute Technology Holdings, LLC	Revolver	10.82%		SOFR	650	10/30/2026	USD	4,882,979	2,487,064	2,284,410	[1,3,4,6,7]
Tricentis Operations Holdings, Inc.	Delayed Draw	1.00%				2/11/2032	USD	11,169,054	(110,631)	(111,691)[1,2,3]
Tricentis Operations Holdings, Inc.	First Lien Term Loan	10.55	%, 4.88% PIK	SOFR	138	2/11/2032	USD	55,845,269	55,294,037	55,286,816	[1,3,4,8]
Tricentis Operations Holdings, Inc.	Revolver	0.50%				2/11/2032	USD	4,716,981	(46,277)	(47,170)[1,2,3]
Trident Maritime Systems, Inc.	First Lien Term Loan	11.90%		SOFR	750	2/26/2027	USD	16,638,934	16,429,066	15,650,006	[1,3,4]
Trident Maritime Systems, Inc.	Revolver	11.94%		SOFR	750	2/26/2027	USD	1,666,667	1,662,500	1,567,609	[1,3,4]
Trimech Acquisition Corp	Revolver	11.75%		PRIME	375	3/10/2028	USD	576,116	131,820	131,638	[1,3,4,6,7]
Trintech, Inc.	First Lien Term Loan	9.82%		SOFR	550	7/25/2029	USD	44,926,095	43,868,101	43,722,777	[1,3,4]
Trintech, Inc.	Revolver	9.82%		SOFR	550	7/25/2029	USD	3,499,534	894,881	906,134	[1,3,4,7]
TSO Buyer, Inc. & Global Tracking Communications, LLC	Delayed Draw	10.30%		SOFR	600	3/29/2029	USD	257,000	252,282	251,860	[1,3,4]
TSO Buyer, Inc. & Global Tracking Communications, LLC	First Lien Term Loan	10.30%		SOFR	600	3/29/2029	USD	9,336,855	9,192,626	9,150,118	[1,3,4]
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	0.50%				3/29/2029	USD	1,306,000	(22,644)	(26,120)[1,2,3]
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	10.85%		SOFR	625	3/29/2029	USD	252,500	45,908	45,450	[1,3,4,7]
TSYL Corporate Buyer, Inc.	Delayed Draw	9.31%		SOFR	500	12/8/2031	USD	7,154,235	7,064,681	7,122,187	[1,3,4]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	9.31%		SOFR	500	12/8/2031	USD	1,863,616	1,845,849	1,855,268	[1,3,4]
TSYL Corporate Buyer, Inc.	Revolver	0.50%				12/8/2031	USD	3,500,000	(39,143)	(15,679)[1,2,3]
U.S. Signal Company, LLC	Delayed Draw	9.91%		SOFR	550	9/3/2029	USD	1,629,000	1,625,389	1,620,014	[1,3,4]
U.S. Signal Company, LLC	First Lien Term Loan	9.92%		SOFR	550	9/3/2029	USD	5,289,000	5,276,928	5,259,821	[1,3,4]
U.S. Signal Company, LLC	Revolver	9.93%		SOFR	550	9/3/2029	USD	813,000	811,192	808,515	[1,3,4]
UpStack Holdco Inc.	Delayed Draw	9.24%		SOFR	500	8/23/2031	USD	4,375,000	833,092	868,337	[1,3,4,7]
UpStack Holdco Inc.	First Lien Term Loan	9.32%		SOFR	500	8/23/2031	USD	11,375,000	11,268,177	11,357,677	[1,3,4]
UpStack Holdco Inc.	Revolver	9.30%		SOFR	500	8/23/2031	USD	1,750,000	377,694	391,085	[1,3,4,7]
User Zoom Technologies, Inc.	First Lien Term Loan	11.28%		SOFR	700	4/5/2029	USD	47,396,774	46,765,467	47,324,592	[1,3,4]
Vamos Bidco, Inc.	Delayed Draw	1.00%				1/30/2032	USD	3,814,752	(37,697)	(38,148)[1,2,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Vamos Bidco, Inc.	First Lien Term Loan	9.05%		SOFR	475	1/30/2032	USD	9,155,125	$9,065,126	$9,063,573	[1,3,4,6]
Vamos Bidco, Inc.	Revolver	0.50%				1/30/2032	USD	1,152,418	(11,253)	(11,524)[1,2,3,6]
VDC Powerup PTE LTD	First Lien Term Loan	10.21%		SOFR	575	5/20/2028	USD	12,072,467	11,850,105	11,831,017	[1,3,4]
Victors Purchaser, LLC	Delayed Draw	9.05%		SOFR	475	8/15/2031	USD	7,889,800	1,655,180	1,690,063	[1,3,4,6,7]
Victors Purchaser, LLC	First Lien Term Loan	9.05%		SOFR	475	8/15/2031	USD	26,193,804	26,031,905	26,179,740	[1,3,4,6]
Victors Purchaser, LLC	Revolver	0.50%				8/15/2031	USD	2,162,967	(16,072)	(17,375)[1,2,3,6]
Viper Bidco, Inc.	Delayed Draw	1.00%				11/21/2031	USD	2,333,204	(14,074)	(17,300)[1,2,3,6]
Viper Bidco, Inc.	First Lien Term Loan	9.30%		SOFR	500	11/21/2031	USD	17,668,423	17,635,544	17,611,633	[1,3,4,6]
Viper Bidco, Inc.	First Lien Term Loan	9.46%		SONIA	500	11/21/2031	GBP	6,797,702	8,532,343	8,749,842	[1,3,4,5,6]
Viper Bidco, Inc.	Revolver	0.50%				11/21/2031	USD	1,880,137	(14,835)	(17,588)[1,2,3,6]
Wilson Electronics Holdings, LLC	First Lien Term Loan	11.03%		SOFR	671	5/17/2027	USD	24,530,968	24,247,330	24,493,610	[1,3,4]
Xactly Corporation	First Lien Term Loan	10.66%		SOFR	625	2/3/2031	USD	29,000,000	28,614,694	28,955,836	[1,3,4]
Xactly Corporation	First Lien Term Loan	10.66%		SOFR	625	7/31/2027	USD	7,921,458	7,855,820	7,909,394	[1,3,4]
Xactly Corporation	Revolver	0.50%				7/31/2027	USD	337,224	—	(514)[1,2,3]
Zone & Company Software Consulting LLC	Delayed Draw	1.00%				9/13/2030	USD	2,406,282	(40,333)	(39,704)[1,2,3]
Zone & Company Software Consulting LLC	First Lien Term Loan	10.80%		SOFR	650	9/13/2030	USD	9,453,252	9,298,283	9,297,273	[1,3,4]
Zone & Company Software Consulting LLC	Revolver	0.50%				9/13/2030	USD	1,289,080	(20,596)	(21,270)[1,2,3]
									5,512,723,392	5,455,785,635
Utilities — 0.1%
EDPO, LLC	Delayed Draw	8.82%		SOFR	450	12/8/2027	USD	713,333	312,850	317,133	[1,3,4,6,7]
Qualus Power Services Corp.	Delayed Draw	9.31%		SOFR	525	3/26/2027	USD	1,131,462	1,111,541	1,122,961	[1,3,4]
Qualus Power Services Corp.	First Lien Term Loan	9.31%		SOFR	525	3/26/2027	USD	5,293,750	5,200,546	5,253,974	[1,3,4]
Water Holdings Acquisition LLC	Delayed Draw	9.29%		SOFR	500	7/31/2031	USD	8,411,215	536,677	520,029	[1,3,4,7]
Water Holdings Acquisition LLC	First Lien Term Loan	9.79	%, 3.00% PIK	SOFR	250	7/31/2031	USD	25,574,596	25,339,728	25,280,291	[1,3,4,8]
									32,501,342	32,494,388
Total Senior Secured Loans									21,583,187,115	21,505,648,561
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles — 37.0%
Investment Partnerships — 3.8%
AG Twinbrook Origination Fund I, L.P.						USD	N/A	$23,872,182	$26,218,223	[1,12,13]
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP						USD	N/A	95,906,352	94,480,609	[1,12,13]
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP						USD	N/A	15,000,000	15,361,267	[1,12,13]
Ares Commercial Finance LP						USD	N/A	53,841,899	62,068,469	[1,12,13]
Ares Priority Loan Co-Invest LP						USD	N/A	44,802,482	44,918,839	[1,12,13]
Ares Specialty Healthcare Fund (L), L.P.						USD	N/A	—	1,464,869	[1,12,13]
ASP (Feeder) SPC III-A1 LP						USD	N/A	5,506,373	5,687,010	[1,12,13]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	9,728,856	12,848,641	[1,12,13]
Blackstone Technology Senior Direct Lending Fund LP						USD	N/A	89,220,269	87,631,307	[1,12,13]
Blue Owl MC Debt Opportunities LP						USD	N/A	17,495,352	19,204,524	[1,12,13]
Crescent Mezzanine Partners VIIC, L.P.						USD	N/A	4,045,486	4,557,323	[1,12,13]
Hayfin Tactical Solutions Fund (US Parallel) LP						USD	N/A	10,081,027	12,283,221	[1,12,13]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	7,235,068	8,361,439	[1,12,13]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	22,782,678	27,092,627	[1,12,13]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	45,296,973	51,908,602	[1,12,13]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	54,625,802	59,109,099	[1,12,13]
KKR Institutional Middle Market Fund						USD	N/A	225,000,000	244,480,327	[1,12,13]
Marlin Credit Opportunities Fund, L.P.						USD	N/A	103,008,002	99,099,180	[1,12,13]
North Haven Direct Lending Fund L.P.						USD	N/A	17,500,000	17,638,870	[1,12,13]
NXT Capital Senior Loan Fund VII, LP						USD	N/A	12,595,770	12,749,689	[1,12,13]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,949,774	2,026,568	[1,12,13]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Penfund Prime U.S. Feeder LP						USD	N/A	$4,919,246	$4,920,580	[1,3,5]
Raven Asset-Based Credit Fund II LP						USD	N/A	14,013,871	14,782,088	[1,12,13]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	46,280,581	41,621,186	[1,12,13]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,115,039	4,655,885	[1,12,13]
TCW Rescue Financing Fund II, L.P.						USD	1	10,088,126	9,879,847	[1,12,13]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	30,273,445	32,708,105	[1,12,13]
Thompson Rivers LLC						USD	N/A	5,418,097	1,626,590	[1,12,13]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	43,750,000	42,960,948	[1,12,13]
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.						USD	N/A	5,961,460	3,639,518	[1,12,13]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	1,223,520	[1,12,13]
Waccamaw River LLC						USD	N/A	10,600,352	4,340,096	[1,12,13]
West Street Loan Partners V, SLP						USD	N/A	19,114,857	20,148,537	[1,12,13]
								1,058,029,419	1,091,697,603
Joint Ventures — 0.3%
FBLC Senior Loan Fund LLC						USD	N/A	78,562,000	82,087,402	[1,12,13,18]

Non-Listed Business Development Companies — 9.5%
26North BDC, Inc.						USD	996,681	25,000,000	25,619,053	[1,12,13]
AGTB BDC Holdings, L.P.						USD	4,950,891	125,000,000	126,141,898	[1,12,13]
Ares Strategic Income Fund						USD	3,820,631	100,000,000	104,983,938	[1,12,13]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	97,213,362	[1,12,13]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	924,547,028	[1,12,13]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	155,255,343	[1,12,13]
Blue Owl Technology Finance Corp.						USD	7,134,648	109,874,622	114,820,870	[1,12,13]
Carlyle Credit Solutions, Inc.						USD	2,483,855	50,000,000	48,582,623	[1,12,13]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Non-Listed Business Development Companies (Continued)
Franklin BSP Capital Corp						USD	2,198,486	$27,297,757	$31,766,137	[1,12,13]
Golub Capital BDC 4, Inc.						USD	12,260,121	183,901,821	186,991,717	[1,12,13]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	50,769,471	[1,12,13]
Golub Capital Private Credit Fund						USD	7,977,662	200,000,000	201,400,708	[1,12,13]
KKR FS Income Trust						USD	2,091,712	59,500,000	62,531,336	[1,12,13]
KKR FS Income Trust Select						USD	992,566	25,000,000	25,485,510	[1,12,13]
New Mountain Guardian IV BDC, L.L.C.						USD	3,350,000	33,500,000	34,706,440	[1,12,13]
New Mountain Private Credit Fund						USD	1,999,499	49,987,471	50,446,898	[1,12,13]
Redwood Enhanced Income Corp.						USD	2,856,397	40,600,000	37,750,392	[1,12,13]
Sixth Street Lending Partners						USD	943,125	24,982,212	27,874,189	[1,12,13]
Stellus Private Credit BDC Feeder LP						USD	N/A	26,536,883	26,953,158	[1,12,13]
Stone Point Credit Corporation						USD	3,859,978	75,500,000	76,559,278	[1,12,13]
Stone Point Credit Income Fund						USD	1,218,627	30,475,516	30,705,253	[1,12,13]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	1,804,225	100,000,000	102,470,713	[1,12,13]
TCW Direct Lending VIII LLC						USD	1,000,000	51,008,838	47,664,136	[1,12,13]
Varagon Capital Corporation						USD	1,925,963	19,296,490	18,731,047	[1,12,13]
Vista Credit Strategic Lending Corp.						USD	2,693,918	53,269,873	52,941,584	[1,12,13]
								2,605,731,483	2,662,912,082
Private Collateralized Fund Obligations — 0.5%
Dawson Rated Fund 6-R2 LP	Delayed Draw	10.39%	SOFR	600	12/15/2034	USD	22,128,591	22,128,591	22,068,844	[1,3]
Dawson Rated Fund 6-R2 LP	Delayed Draw	1.00%			12/15/2034	USD	12,871,409	—	(34,753)[1,2,3]
								22,128,591	22,034,091
Private Collateralized Loan Obligations — 20.6%
ABPCI Pacific Funding LP					5/31/2031	USD	1	182,364,583	201,146,311	[1,12]
Antares Loan Funding I Ltd.					6/15/2034	USD	1	116,880,000	135,404,927	[1,12,13]
Antares Loan Funding I Ltd.		9.54%	SOFR		2/17/2032	USD	29,600,000	29,600,000	29,600,000	[1,3,4]
Antares Loan Funding I Ltd.		11.29%			2/17/2032	USD	41,500,000	41,500,000	41,500,000	[1,3]
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC					3/29/2036	USD	1	7,032,111	7,565,775	[1,12]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Collateralized Loan Obligations (Continued)
BlackRock MT. Lassen Senior Loan XII					12/28/2032	USD	N/A	$257,011,494	$270,259,210	[1,12,13]
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	645,119,996	611,614,529	[1,12,13]
Comvest Structured Note Issuer I LLC					11/17/2035	USD	N/A	622,122,824	649,950,759	[1,12,13]
Crestline Structured Note Issuer I LLC					7/20/2036	USD	1	92,219,898	93,361,432	[1,12,13]
GPG Loan Funding, LLC					4/29/2030	USD	1	314,806,891	327,956,182	[1,12,13]
KCLF Note Issuer I SPV, LLC, Subordinated					1/15/3033	USD	1	264,025,000	288,642,839	[1,12,13]
KIMM CLO I LLC					10/15/2036	USD	N/A	54,387,000	54,387,000	[1,9,10,12,13,14]
NXT Capital Structured Note I LLC					1/26/2031	USD	N/A	167,049,016	186,704,527	[1,12,13]
Palisades CLO, LLC					5/15/2034	USD	N/A	137,984,138	161,050,789	[1,12,13]
Palisades CLO, LLC — Class B		9.32%	SOFR	500	5/15/2034	USD	50,000,000	50,000,000	50,000,000	[1,4,12,13]
Palisades CLO, LLC — Class C		13.07%	SOFR	875	5/15/2034	USD	58,000,000	58,000,000	58,000,000	[1,4,12,13]
Private Credit Fund C-1 Holdco, LLC — Series 1						USD	N/A	749,468,357	758,704,146	[1,12,13]
Raven Senior Loan Fund LLC					5/3/2034	USD	N/A	467,597,208	482,772,044	[1,12,13]
Silver Point Loan Funding, LLC					10/20/2033	USD	N/A	1,202,684,309	1,279,033,403	[1,12,13]
Varagon Structured Note Issuer I, LLC					10/19/2033	USD	N/A	137,277,228	147,633,692	[1,12,13]
								5,597,130,053	5,835,287,565
Private Equity — 0.0%
26North Direct Lending Management						USD	7	6,667	1,195,589	[1,3]
Blue Owl Capital Technology Holdings II, LLC, Class A						USD	N/A	1,519,189	6,365,600	[1,3]
CSL III Advisor LLC						USD	N/A	25,000	149,289	[1,3]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	1,345,717	[1,3]
Penfund Prime Management Ltd. — Class B						USD	75	75	75	[1,3]
Penfund Prime Special Limited Partnership						USD	1	75	75	[1,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Equity (Continued)
Stellus Private BDC Advisor, LLC						USD	N/A	$—	$1,859,482	[1,3]
Stone Point Credit Income Advisor LLC						USD	1	62,500	62,500	[1,3]
Vista Credit BDC Management, L.P.						USD	200	20,000	1,562,000	[1,3]
								1,683,506	12,540,327
Special Purpose Vehicle for Common and Preferred Equity — 0.6%
Boost Co-Invest LP						USD	N/A	27,081,557	32,789,077	[1,12,13]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	84,158,635	111,834,082	[1,12,13]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	14,503,287	19,760,221	[1,12,13]
								125,743,479	164,383,380
Special Purpose Vehicle for Common Equity — 0.4%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	9,131,173	11,100,114	[1,12,13]
Creek Parent, Inc.						USD	N/A	1,000	1,000	[1,3]
KLC Fund 0225-CI LP						USD	N/A	120,000	120,000	[1,12,13]
KWOL Co-Invest, LP						USD	N/A	22,500,000	26,141,030	[1,12,13]
Marilyn Co-Invest, L.P.						USD	N/A	69,065,006	72,830,767	[1,12,13]
NCP MSI Co-Invest, LP						USD	N/A	669	669	[1,12,13]
Next Horizon Capital TireCo SPV, LP						USD	1	1,000	1,000	[1,12,13]
SBC Aggregator LP						USD	1	875	875	[1,12,13]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,865,889	2,095,340	[1,3]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,010,526	2,979,812	[1,12,13]
								105,696,138	115,270,607
Special Purpose Vehicle for Preferred Equity — 0.4%
CCOF Alera Aggregator, L.P.						USD	N/A	9,712,500	13,055,268	[1,12,13]
CCOF Sierra II, L.P.						USD	N/A	15,654,924	16,545,134	[1,12,13]
Chilly HP SCF Investor, LP						USD	1	2,011,799	2,423,891	[1,12,13]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	21,577,545	32,403,530	[1,12,13]
Minerva Co-Invest, L.P.						USD	N/A	23,209,316	31,418,579	[1,12,13]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	8,275,406	10,674,438	[1,12,13]
								80,441,490	106,520,840
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Senior Secured Loans — 0.8%
17Capital Co-Invest (B) SCSp						EUR	N/A	$25,143,371	$23,844,846	[1,5,12,13]
Capricorn Co-Invest, L.P.						EUR	N/A	37,874,423	42,020,083	[1,5,12,13]
Caryle EDL Dance Aggregator, L.P.						EUR	1	25,031,073	26,251,800	[1,5,12,13]
CW Credit Opportunity 2 LP						USD	N/A	65,366,948	68,934,225	[1,12,13]
Piccadilly Co-Invest, L.P.						USD	N/A	55,442,143	61,102,735	[1,12,13]
Proxima Co-Invest, L.P.						USD	N/A	9,726,142	10,117,556	[1,12,13]
								218,584,100	232,271,245
Special Purpose Vehicle for Subordinated Debt — 0.1%
Luther Co-Invest, L.P.						USD	N/A	22,058,900	22,470,338	[1,12,13]
Milano Co-Invest, L.P.						USD	N/A	3,990,704	4,013,491	[1,12,13]
								26,049,604	26,483,829
Total Private Investment Vehicles								9,919,779,863	10,351,488,971

Subordinated Debt — 1.5%
Financials — 0.3%
OTR Midco, LLC		12.00%			5/13/2026	USD	5,500,000	5,500,000	5,500,000	[1,3]
Sigma Irish Acquico Limited		10.70%	EURIBOR	825	3/20/2033	EUR	5,000,000	5,318,265	5,298,443	[1,3,4,5]
TPG IX Cardiff Debt Holdco I, LLC		10.81%	SOFR	650	1/3/2033	USD	48,500,000	47,072,027	47,734,998	[1,3,4]
Wealth Enhancement Group, LLC		15.00% PIK			5/26/2033	USD	22,846,642	22,352,996	22,582,805	[1,3,8]
Wealth Enhancement Group, LLC		13.00%			5/26/2033	USD	14,000,000	13,864,061	13,838,325	[1,3]
								94,107,349	94,954,571
Health Care — 0.1%
PAW Midco, Inc.		11.50% PIK			12/22/2031	USD	1,460,578	1,444,173	1,335,414	[1,3,8]
PPV Intermediate Holdings LLC		13.25%	PRIME	425	8/31/2030	USD	2,260,135	2,216,456	2,121,291	[1,3,4]
PPV Intermediate Holdings LLC		13.75% PIK			8/31/2030	USD	16,998,814	16,612,289	16,845,630	[1,3,8]
PPV Intermediate Holdings LLC		13.75% PIK			8/31/2030	USD	7,175,458	7,062,622	6,734,659	[1,3,8]
								27,335,540	27,036,994
Industrials — 0.3%
Apex Service Partners, LLC		14.25% PIK			10/24/2028	USD	15,162,519	14,928,143	14,756,401	[1,3,8]
Apex Service Partners, LLC		14.25% PIK			10/24/2029	USD	7,637,549	7,582,239	7,432,982	[1,3,8]
Nordic Ferry Infrastructure AS		7.50%	EURIBOR	500	11/4/2031	EUR	33,333,334	34,357,506	35,322,953	[1,3,4,5]
Nordic Ferry Infrastructure AS		9.48%	NIBOR	500	11/4/2031	NOK$	395,950,000	35,168,884	36,882,622	[1,3,4,5]
								92,036,772	94,394,958

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Subordinated Debt (Continued)
Materials — 0.0%
Comar Holding Company		11.75%	SOFR		12/23/2024	USD	3,500,000	$3,500,000	$3,489,343	[1,3,4]

Technology — 0.8%
Arcserve — Class B		9.00% PIK			1/2/2029	USD	410,952	361,664	348,947	[1,3,8]
Arcserve — Class C		9.00% PIK			1/2/2029	USD	420,320	369,908	356,902	[1,3,8]
Evergreen Services Group II		13.75% PIK			4/5/2031	USD	16,522,951	16,304,664	16,321,107	[1,3,8]
Evergreen Services Group II		13.75% PIK			6/15/2029	USD	9,097,406	8,985,788	9,075,693	[1,3,8]
Ion Finance Holdings		10.85%	EURIBOR	750	9/30/2031	EUR	4,290,580	4,494,752	4,632,402	[1,3,4,5]
Ion Finance Holdings		10.85%	EURIBOR	750	9/30/2031	EUR	39,909,420	41,808,553	43,088,929	[1,3,4,5]
Tango Bidco SAS	Delayed Draw	7.52%	EURIBOR	500	10/17/2031	EUR	9,783,272	2,196,834	2,205,169	[1,3,4,5,7]
Tango Bidco SAS	Delayed Draw	7.79%	EURIBOR	500	10/17/2031	EUR	20,319,149	14,734,368	15,184,830	[1,3,4,5,7]
Tango Bidco SAS	First Lien Term Loan	7.79%	EURIBOR	500	10/17/2031	EUR	51,204,255	54,703,586	54,541,283	[1,3,4,5]
Tango Bidco SAS	First Lien Term Loan	11.06%	EURIBOR	800	10/17/2031	EUR	10,727,273	11,393,223	11,357,733	[1,3,4,5]
Tango Bidco SAS		7.50%	EURIBOR	500	10/17/2031	EUR	3,089,455	3,284,429	3,287,716	[1,3,4,5]
VDC Powerup PTE LTD		10.07%	SOFR	575	5/20/2028	USD	54,594,200	53,587,963	53,502,316	[1,3,4]
								212,225,732	213,903,027
Total Subordinated Debt								429,205,393	433,778,893

Preferred Stocks — 0.5%
Business Services — 0.0%
BSC Top Shelf Blocker, LLC — Class A		8.00% PIK				USD	190,400	190,400	190,400	[1,3,8]
Cards Acquisition, Inc.		10.00% PIK				USD	258,920	258,921	258,920	[1,3,8]
Command Holding Corp. — Class A		10.00% PIK				USD	9,340	934,000	934,000	[1,3,8]
								1,383,321	1,383,320
Communications — 0.0%
Iconic Holdings Topco L.P.		5.00% PIK				USD	1,538	1,419,487	1,419,487	[1,3,8]

Consumer Discretionary — 0.0%
AWI Group, LLC		8.50% PIK				USD	200,800	100,400	106,424	[1,3,8]
HeadRush Technologies — Class A		8.00% PIK				USD	111,500	111,500	73,566	[1,3,8]
Raneys, LLC		10.00% PIK				USD	9	8,985	8,984	[1,3,8]
								220,885	188,974
Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)		0.00%				USD	231,877	765,526	790,790	[1,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks (Continued)
Financials — 0.1%
Cerity		13.75% PIK				USD	4,164	$4,049,490	$4,164,000	[1,3,8]
GTCR Everest TopCo, Inc. — Equity (Series A Preferred Stock)		13.25% PIK				USD	15,000	14,625,000	15,000,000	[1,3,8]
KWOR Acquisition, Inc. Preferred		8.00%				USD	3,143	3,142,632	3,142,632	[1,3]
								21,817,122	22,306,632
Health Care — 0.1%
Advocate RCM Ultimate Holdings, L.P.		8.00% PIK				USD	225,500	225,500	225,500	[1,3,8]
Alcresta Therapeutics, Inc.		8.00% PIK				USD	443	442,530	442,530	[1,3,8]
American Family Care		0.00%				USD	179,700	179,700	179,700	[1,3]
Ascend Plastic Surgery Partners MSO, LLC		10.00% PIK				USD	94,900	94,900	59,977	[1,3,8]
Nationwide Medical Holdings, LLC — Class A		8.00% PIK				USD	115,800	115,800	115,800	[1,3,8]
nThrive, Inc., Series A-2 Preferred		11.00% PIK				USD	15,000	14,550,000	10,725,000	[1,3,8]
ProPharma Group, LLC		13.00% PIK				USD	17,500	16,975,000	17,500,000	[1,3,8,15]
Vardiman Black Holdings, LLC		6.00%				USD	16,761,329	4,891,626	4,005,958	[1,3]
								37,475,056	33,254,465
Industrials — 0.1%
AFC-DELL Holding Corp. — H-2		8.00% PIK				USD	7	12,826	12,036	[1,3,8]
BPCP NSA Intermedco, Inc.		8.00% PIK				USD	25	38,025	38,025	[1,3,8]
FSG Acquisition, LLC — Senior Preferred		12.25% PIK				USD	11,250,000	10,968,750	11,250,000	[1,3,8]
OHCP Silver Surfer Holdings Corp. — Series B Preferred		14.00% PIK				USD	7,500	7,275,000	7,437,750	[1,3,8]
S4T Holdings Corp.		8.00% PIK				USD	200	100,000	100,000	[1,3,8,16]
Secret Aggregator 1 Limited		11.00% PIK				GBP	984,176	1,227,003	1,271,381	[1,3,5,8]
U.S. Anchors Group, Inc.		8.50%				USD	100,400	100,400	100,400	[1,3]
								19,722,004	20,209,592
Technology — 0.2%
Banyan Software Intermediate, Inc.		14.00% PIK				USD	2	1,950	1,950	[1,2,3,8]
Eclipse Topco, Inc.		12.50% PIK				USD	1,299	12,729,050	12,761,522	[1,3,8]
GS Holder, Inc. Preferred		16.32% PIK				USD	15,000	14,550,000	15,000,000	[1,3,8]
GS Holder, Inc. Preferred		16.31% PIK				USD	10,000	9,700,000	10,000,000	[1,3,8]
Mandolin Technology Holdings, Inc. — Series A Preferred		10.50% PIK				USD	6,500	6,305,000	6,478,320	[1,3,8]
Riskonnect Parent, LLC — Series B Preferred		15.71% PIK				USD	11,000	10,780,000	11,000,000	[1,3,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks (Continued)
Technology (Continued)
Riskonnect Parent, LLC — Series C Preferred		13.75% PIK				USD	3,928	$3,850,000	$3,928,571	[1,3,8]
TSO Buyer, Inc. & Global Tracking Communications, LLC		15.00%				USD	2,316	231,600	231,600	[1,3]
								58,147,600	59,401,963
Total Preferred Stocks								140,951,001	138,955,223

Collateralized Loan Obligations — 0.5%
ABPCI Direct Lending Fund CLO XII Ltd.		13.97%	SOFR	968	4/29/2035	USD	7,500,000	7,220,422	7,575,923	[1,4,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		12.89%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,038,575	[1,3,4,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		10.69%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,207,951	[1,3,4,9,10]
Barings Middle Market CLO 2023-II Ltd.		12.96%	SOFR	867	1/20/2032	USD	10,900,000	10,791,000	10,904,069	[1,3,4,9,10]
BlackRock Elbert CLO V LLC		24.00%			6/15/2034	USD	39,500,000	40,329,968	21,561,688	*,1,3,9,14
BlackRock Elbert CLO V LLC		13.00%	SOFR	870	6/15/2034	USD	13,000,000	12,655,649	12,970,490	[1,4,9,10]
Deerpath Capital CLO 2023-2, Ltd.		10.90%	SOFR	660	1/15/2036	USD	11,000,000	11,000,000	11,215,813	[1,4,9,10]
Golub Capital Partners CLO		10.30%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	14,124,534	[1,3,4,9,10]
HPS Private Credit CLO 2023-1 LLC		14.15%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,548,200	[1,3,4,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		12.81%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,563,078	[1,3,4,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		10.69%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,553,311	[1,3,4,9,10]
Monroe Capital MML CLO IX Ltd.		13.25%	SOFR	896	10/22/2031	USD	10,000,000	9,776,860	10,043,489	[1,4,9,10]
Monroe Capital MML CLO VIII, Ltd.		22.00%			11/22/2033	USD	15,000,000	16,150,817	7,630,670	*,1,9,10,14
Total Collateralized Loan Obligations								152,061,566	126,937,791

Common Stocks — 0.2%
Business Services — 0.0%
Bluejack Fire Acquisition, Inc.						USD	1	1,000	1,000	[1,3]
Cards Acquisition, Inc.						USD	258,921	—	4,298	[1,3]
Command Holding Corp. — Class A						USD	839	—	—	[1,3]
Esquire Deposition Solutions, LLC — Class A						USD	271	35,812	33,304	[1,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Business Services (Continued)
Polaris Labs Acquisition, LLC — Class A						USD	10	$10,220	$9,709	[1,3]
Unity Ultimate Holdings, LP						USD	1,000	1,000	1,000	[1,3]
								48,032	49,311
Communications — 0.0%
Datum Acquisition, LLC						USD	1,313	131,250	131,250	[1,3]
Duggal Acquisition, LLC — Class A						USD	105	105,000	100,654	[1,3]
Iconic Holdings Topco L.P.		5.00% PIK				USD	3,466	—	—	[1,3,8]
PharmaForceIQ Acquisition, Inc.						USD	123,600	123,600	128,544	[1,3]
								359,850	360,448
Consumer Discretionary — 0.0%
A1 Garage Blocker Aggregator, LP						USD	1,500	1,500,000	3,441,192	[1,3]
AWI Group, LLC						USD	200,800	100,400	—	[1,3]
CAP-KSI Holdings, LLC						USD	212,000	212,000	—	[1,3]
HeadRush Technologies — Class C						USD	111,500	111,500	—	[1,3]
HTI Intermediate, LLC — Class A						USD	519	51,900	41,917	[1,3]
Kravet Design, LLC						USD	231,600	231,600	231,600	[1,3]
Raneys, LLC						USD	9	—	—	[1,3]
								2,207,400	3,714,709
Consumer Staples — 0.0%
Forward Keystone Holdings, LP						USD	1,000	1,000	1,000	[1,3]
QVF Acquisition, Inc.						USD	1,000,000	1,000,000	1,000,000	[1,3]
								1,001,000	1,001,000
Financials — 0.1%
Accuserve Solutions, Inc.						USD	450,000	4,500,000	4,411,125	[1,3]
Carlyle Secured Lending, Inc.						USD	548,617	9,250,000	8,876,623	[1]
Forbright, Inc.						USD	280,309	3,611,111	11,083,191	[1,3]
KWOR Acquisition, Inc. — Equity						USD	2,939	—	—	[1,3]
Morgan Stanley Direct Lending Fund						USD	242,195	4,839,056	4,834,212	[1]
								22,200,167	29,205,151
Health Care — 0.0%
Alcresta Therapeutics, Inc. — Class B						USD	4,470	4,470	82,636	[1,3]
Cascade Purchaser, LLC						USD	1,000,000	1,000,000	1,000,000	[1,3]
ERC TOPCO Holdings, Inc.						USD	2,914	3,712,391	3,712,390	[1,3]
FH DMI Buyer, Inc.						USD	179,723	179,723	179,723	[1,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Health Care (Continued)
Geriatric Medical & Surgical Supply, LLC — Class A		12.50% PIK				USD	11,772	$11,772	$12,788	[1,3,8]
HEC Purchaser Corp. Class A-1						USD	206	206,400	50,344	[1,3]
Myorthos Management, LLC						USD	2,692	1,884,344	1,884,344	[1,3]
Nationwide Medical Holdings, LLC — Class B						USD	115,800	—	—	[1,3]
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334	3,992,815	6,095,834	[1,3]
Vardiman Black Holdings, LLC						USD	34,545,390	—	—	[1,3]
								10,991,915	13,018,059
Industrials — 0.1%
Alphacoin LLC — Class A						USD	81	81,600	61,047	[1,3]
BPCP NSA Intermedco, Inc.						USD	13	12,675	17,548	[1,3]
L&J Holding Company, LLC — Class A		8.00% PIK				USD	66,125	66,125	70,508	[1,3,8]
Lehman Pipe Buyer, LLC — Class A		8.00% PIK				USD	102	102,200	100,067	[1,3,8]
MSIS Holdings, Inc.						USD	1,000	1,000	1,000	[1,3]
My Buyer, LLC						USD	2,076	207,600	275,915	[1,3]
Polycorp Ltd.		10.00% PIK				USD	29,580	29,580	29,580	[1,3,8]
Renovation Systems, LLC						USD	13	26,017	27,313	[1,3]
S4T Holdings Corp.						USD	200	100,000	287,055	[1,3,16]
Secret Aggregator 1 Limited						GBP	285	355	61,715	[1,3,5]
Seko Global Logistics Network, LLC						USD	2,267	9,952,633	9,952,634	[1,3]
U.S. Anchors Group, Inc. — Equity						USD	100,400	—	—	[1,3]
USSC Holding Corp.						USD	338	337,845	425,722	[1,3]
WG Topco, LLC Class B						USD	57,200	57,200	67,224	[1,3]
								10,974,830	11,377,328
Materials — 0.0%
ID Label Holdings, Inc.		10.00% PIK				USD	296	295,462	306,550	[1,3,8]
Kano Intermediate, Inc.		8.00% PIK				USD	419	856,785	876,503	[1,3,8]
								1,152,247	1,183,053
Technology — 0.0%
AC Blackpoint Holdings, LLC						USD	1,147	1,147,447	1,147,446	[1,3]
Arcserve — Class A						USD	394,737	967,871	315,526	[1,3]
BSP-FL LP — Class A-1						USD	559	559,402	559,402	[1,3]
Gray Matter Systems Interco						USD	1,716	171,600	127,750	[1,3]
GS XX Corporation						USD	114,400	114,400	114,400	[1,3]
PCMI Parent, LLC — Class A		9.00%				USD	1	1,000	1,004	[1,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value	Footnotes
Common Stocks (Continued)
Technology (Continued)
PCMI Parent, LLC — Class B						USD	238		$—	$—	[1,3]
RCP Ocean Holdings, L.P.						USD	400,000		2,000,000	2,000,000	[1,3]
									4,961,720	4,265,528
Total Common Stocks									53,897,161	64,174,587

Warrants — 0.0%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	1	**	—	286,301	[1,3]

Health Care — 0.0%
AWC-MH Holdings, LLC
Exercise Price: $0.01
Expiration Date: 4/28/2033						USD	1	**	—	—	[1,3]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	219,298		352,127	895,750	[1,3]
									352,127	895,750
Technology — 0.0%
Measurabl, Inc. (via a participation with Multiplier Capital, LLC)
Exercise Price: $18.20
Expiration Date: 4/20/2032						USD	1	**	—	9,679	[1,3]
Total Warrants									352,127	1,191,730

Short-Term Investments — 4.6%
State Street Institutional U.S. Government Money Market Fund		4.22%				USD	1,292,723,201		1,292,723,201	1,292,723,201	[1,17]
Total Short-Term Investments — 4.6%									1,292,723,201	1,292,723,201
Total Investments — 120.7%									$33,572,157,427	$33,914,898,958
Senior Notes (net of deferred offering costs of $29,485,045) — (20.0)%										(5,621,779,088)
Liabilities Less Other Assets — (0.7)%										(201,201,141)
Net Assets — 100.0%										$28,091,918,729

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

US – United States

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BASE – Base rate as defined in the credit agreement

BBSW – Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

BKBM – New Zealand 90-Day Bank Bill Rate

CDOR – Canadian Dollar Offered Rate

CORRA – Canadian Overnight Repo Rate Average

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financiang Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

TONA – Tokyo Overnight Average Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]

As of March 31, 2025 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $33,914,898,958 as of March 31, 2025. See Note 2, subsections Senior Notes and Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.

[2]

Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
[3]	Value was determined using significant unobservable inputs.
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[6]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.
[7]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[8]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[9]	Callable.
[10]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $170,732,878, which represents 0.6% of total net assets of the Fund.

[11]	Step rate security.
[12]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[13]	These securities are restricted, the total value of these securities is $10,030,085,547, which represents 35.7% of total net assets of the Fund.
[14]	Variable rate security. Rate shown is the rate in effect as of period end.
[15]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[16]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[17]	The rate is the annualized seven-day yield at period end.
[18]	Affiliated company.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,143,371
26North BDC, Inc.	10/11/2023	25,000,000
AG Twinbrook Origination Fund I, L.P.	4/14/2023	23,872,182
AGTB BDC Holdings, L.P.	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	116,880,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	95,906,352
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP	1/6/2025	15,000,000
Ares Commercial Finance LP	3/31/2021	53,841,899
Ares Priority Loan Co-Invest LP	1/25/2023	44,802,482
Ares Specialty Healthcare Fund (L), L.P.	12/2/2024	—
Ares Strategic Income Fund	12/5/2022	100,000,000
ASP (Feeder) SPC III-A1 LP	1/7/2025	5,506,373
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	9,728,856
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock MT. Lassen Senior Loan XII	1/23/2024	257,011,494
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	645,119,996
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	9,131,173
Blackstone Technology Senior Direct Lending Fund LP	5/16/2024	89,220,269
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl MC Debt Opportunities LP	5/24/2024	17,495,352
Blue Owl Technology Finance Corp.	9/24/2020	109,874,622
Boost Co-Invest LP	1/25/2024	27,081,557
Capricorn Co-Invest, L.P.	12/18/2023	37,874,423
Carlyle Credit Solutions, Inc.	10/25/2022	50,000,000
Caryle EDL Dance Aggregator, L.P.	10/24/2024	25,031,073
CCOF Alera Aggregator, L.P.	4/25/2023	9,712,500
CCOF Sierra II, L.P.	8/2/2022	15,654,924
Chilly HP SCF Investor, LP	2/9/2022	2,011,799
Comvest Structured Note Issuer I LLC	11/17/2022	622,122,824
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	4,045,486
Crestline Structured Note Issuer I LLC	8/26/2024	92,219,898
CW Credit Opportunity 2 LP	6/27/2024	65,366,948
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Capital Corp	1/20/2021	27,297,757
Golub Capital BDC 4, Inc.	4/21/2022	183,901,821
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GPG Loan Funding, LLC	4/29/2024	314,806,891
Hayfin Tactical Solutions Fund (US Parallel) LP	11/7/2024	10,081,027
HPS KP Mezz 2019 Co.-Invest, LP	4/1/2024	84,158,635
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Security	First Acquisition Date	Cost
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	$14,503,287
HPS Mezzanine Partners 2019, L.P.	11/16/2020	7,235,068
HPS Mint Co-Invest Fund, L.P.	5/25/2022	21,577,545
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	22,782,678
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	45,296,973
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	54,625,802
KCLF Note Issuer I SPV, LLC, Subordinated	12/27/2023	264,025,000
KIMM CLO I LLC	11/26/2024	54,387,000
KKR FS Income Trust	6/30/2023	59,500,000
KKR FS Income Trust Select	3/28/2024	25,000,000
KKR Institutional Middle Market Fund	10/16/2023	225,000,000
KLC Fund 0225-CI LP	3/3/2025	120,000
KWOL Co-Invest, LP	11/20/2023	22,500,000
Luther Co-Invest, L.P.	7/15/2022	22,058,900
Marilyn Co-Invest, L.P.	4/1/2024	69,065,006
Marlin Credit Opportunities Fund, L.P.	5/21/2021	103,008,002
Milano Co-Invest, L.P.	4/1/2024	3,990,704
Minerva Co-Invest, L.P.	2/11/2022	23,209,316
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	8,275,406
NCP MSI Co-Invest, LP	3/20/2025	669
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	33,500,000
New Mountain Private Credit Fund	12/17/2024	49,987,471
Next Horizon Capital TireCo SPV, LP	3/3/2025	1,000
North Haven Direct Lending Fund L.P.	2/26/2025	17,500,000
NXT Capital Senior Loan Fund VII, LP	11/18/2024	12,595,770
NXT Capital Structured Note I LLC	1/26/2022	167,049,016
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,949,774
Palisades CLO, LLC	8/6/2024	70,517,908
Palisades CLO, LLC	4/18/2023	67,466,230
Palisades CLO, LLC – Class B	8/6/2024	50,000,000
Palisades CLO, LLC – Class C	8/6/2024	58,000,000
Piccadilly Co-Invest, L.P.	4/17/2023	55,442,143
Private Credit Fund C-1 Holdco, LLC – Series 1	7/11/2023	749,468,357
Proxima Co-Invest, L.P.	11/2/2021	9,726,142
Raven Asset-Based Credit Fund II LP	9/21/2021	14,013,871
Raven Senior Loan Fund LLC	5/5/2022	467,597,208
Redwood Enhanced Income Corp.	4/8/2022	40,600,000
SBC Aggregator LP	2/18/2025	875
Silver Point Loan Funding, LLC	3/22/2022	1,202,684,309
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	46,280,581
Sixth Street Lending Partners	8/31/2022	24,982,212
Stellus Private Credit BDC Feeder LP	1/31/2022	26,536,883
Stone Point Credit Corporation	12/30/2022	75,500,000
Stone Point Credit Income Fund	1/21/2025	30,475,516

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2025 (Continued)
Security	First Acquisition Date	Cost
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	$7,115,039
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	100,000,000
TCW Direct Lending VIII LLC	1/31/2022	51,008,838
TCW Rescue Financing Fund II, L.P.	3/3/2025	10,088,126
Thoma Bravo Credit Fund III Feeder, LP	8/31/2023	30,273,445
Thompson Rivers LLC	6/29/2021	5,418,097
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	43,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	137,277,228
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,010,526
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	12/23/2024	5,961,460
Vista Credit Strategic Lending Corp.	10/10/2023	53,269,873
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	10,600,352
West Street Loan Partners V, SLP	3/14/2024	19,114,857
Total		$9,628,684,937

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of March 31, 2025

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	$34,000,000	$—	$37,829
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	—	339,842
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	—	776,467
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000	—	230,024
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	—	(13,902,430)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	—	(2,731,418)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	—	809,882
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	—	83,964
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.864% / Quarterly	5.76% / Semi-annually	1/15/2028	129,000,000	—	389,530
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	—	392,725
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	—	2,084,953
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	—	1,807,172
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.270% / Quarterly	6.32% / Semi-annually	8/15/2029	486,000,000	—	6,415,008
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	—	1,277,690
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.074% / Quarterly	5.85% / Semi-annually	3/14/2030	160,500,000	—	102,409
PNC Bank, N.A.	Daily Simple SOFR2 + 1.780% / Quarterly	5.58% / Semi-annually	7/2/2030	175,000,000	—	543,861
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	—	(897,372)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.444% / Quarterly	6.40% / Semi-annually	8/15/2031	328,000,000	—	3,613,349
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.241% / Quarterly	6.01% / Semi-annually	3/14/2032	174,500,000	—	(549,821)
PNC Bank, N.A.	Daily Simple SOFR2 + 1.949% / Quarterly	5.80% / Semi-annually	7/2/2032	225,000,000	—	703,554
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	—	(1,585,417)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.351% / Quarterly	6.13% / Semi-annually	3/14/2035	91,000,000	—	(882,595)
PNC Bank, N.A.	Daily Simple SOFR2 + 2.033% / Quarterly	5.95% / Semi-annually	7/2/2035	75,000,000	—	199,842
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	—	982,571
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.627% / Quarterly	6.51% / Semi-annually	8/15/2036	195,000,000	—	(5,193)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.373% / Quarterly	6.18% / Semi-annually	1/15/2037	200,000,000	—	(2,632,093)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	—	(1,023,202)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of March 31, 2025 (Continued)
Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	$130,000,000	$—	$(1,404,195)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	—	(105,378)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	—	(2,059,959)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.940% / Quarterly	6.20% / Semi-annually	8/15/2027	268,000,000	—	3,165,439
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	—	3,342,201
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	—	(4,718,161)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	—	(1,172,641)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	—	2,711,168
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	—	4,274,825
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.590% / Quarterly	6.46% / Semi-annually	8/15/2034	93,000,000	—	287,163
Regions Bank	Daily Simple SOFR2 + 1.665% / Quarterly	5.42% / Semi-annually	7/2/2028	150,000,000	—	362,540
TOTAL INTEREST RATE SWAPS						$1,264,133

1          Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

2          Reset daily with a five business day look back.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of March 31, 2025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	April 30, 2025	34,642,119	$21,641,291	$21,651,460	$10,169
Australian Dollars	State Street	USD	May 30, 2025	4,502,907	2,841,026	2,815,003	(26,023)
Australian Dollars	State Street	USD	June 30, 2025	173,087	109,233	108,234	(999)
British Pound	State Street	USD	April 30, 2025	100,536,660	125,209,756	129,858,771	4,649,015
British Pound	State Street	USD	May 30, 2025	17,411,063	22,491,634	22,489,393	(2,241)
British Pound	State Street	USD	June 30, 2025	4,050,137	5,222,969	5,230,932	7,963
Canadian Dollars	State Street	USD	April 30, 2025	158,548,469	110,585,026	110,337,340	(247,686)
Canadian Dollars	State Street	USD	May 30, 2025	1,799,188	1,260,217	1,254,058	(6,159)
Canadian Dollars	State Street	USD	June 30, 2025	280,065	196,757	195,473	(1,284)
Euro	State Street	USD	April 30, 2025	503,144,479	526,861,889	544,929,687	18,067,798
Euro	State Street	USD	May 30, 2025	73,172,127	79,270,905	79,389,086	118,181
Euro	State Street	USD	June 30, 2025	5,927,834	6,431,254	6,443,034	11,780
Japanese Yen	State Street	USD	April 30, 2025	1,554,477,746	10,466,066	10,398,804	(67,262)
Japanese Yen	State Street	USD	May 30, 2025	388,619,434	2,599,230	2,608,743	9,513
New Zealand Dollar	State Street	USD	April 30, 2025	4,303,982	2,439,152	2,445,486	6,334
Norwegian Krone	State Street	USD	April 30, 2025	345,401,298	30,553,238	32,831,210	2,277,972
Swedish Krona	State Street	USD	April 30, 2025	254,880,561	23,266,584	25,402,868	2,136,284
Swedish Krona	State Street	USD	May 30, 2025	8,031,803	802,242	801,966	(276)
Swedish Krona	State Street	USD	June 30, 2025	2,284	229	228	(1)
					972,248,698	999,191,776	26,943,078
Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	April 30, 2025	(51,613,726)	$(32,245,718)	$(32,258,780)	$(13,062)
Australian Dollars	State Street	USD	May 30, 2025	(25,458,058)	(16,118,944)	(15,915,166)	203,778
Australian Dollars	State Street	USD	June 30, 2025	(22,031,246)	(13,901,655)	(13,776,444)	125,211
British Pound	State Street	USD	April 30, 2025	(155,281,911)	(193,179,788)	(200,570,797)	(7,391,009)
British Pound	State Street	USD	May 30, 2025	(76,023,687)	(96,762,761)	(98,197,713)	(1,434,952)
British Pound	State Street	USD	June 30, 2025	(78,564,893)	(101,332,468)	(101,470,049)	(137,580)
Canadian Dollars	State Street	USD	April 30, 2025	(237,230,195)	(165,450,778)	(165,093,671)	357,107
Canadian Dollars	State Street	USD	May 30, 2025	(80,480,914)	(56,521,916)	(56,096,261)	425,655
Canadian Dollars	State Street	USD	June 30, 2025	(83,923,691)	(59,072,127)	(58,574,932)	497,194
Euro	State Street	USD	April 30, 2025	(757,257,820)	(793,519,692)	(820,146,667)	(26,626,975)
Euro	State Street	USD	May 30, 2025	(327,284,060)	(347,953,007)	(355,091,256)	(7,138,249)
Euro	State Street	USD	June 30, 2025	(263,376,045)	(285,711,634)	(286,266,589)	(554,955)
Japanese Yen	State Street	USD	April 30, 2025	(2,331,716,621)	(15,409,197)	(15,598,207)	(189,010)
Japanese Yen	State Street	USD	May 30, 2025	(1,165,858,309)	(7,901,596)	(7,826,228)	75,368
Japanese Yen	State Street	USD	June 30, 2025	(777,238,873)	(5,215,927)	(5,232,895)	(16,968)
New Zealand Dollar	State Street	USD	April 30, 2025	(6,455,972)	(3,658,729)	(3,668,229)	(9,500)
New Zealand Dollar	State Street	USD	May 30, 2025	(2,151,991)	(1,233,276)	(1,223,591)	9,685
New Zealand Dollar	State Street	USD	June 30, 2025	(2,151,991)	(1,238,561)	(1,224,579)	13,982
Norwegian Krone	State Street	USD	April 30, 2025	(518,101,947)	(45,829,857)	(49,246,814)	(3,416,957)
Norwegian Krone	State Street	USD	May 30, 2025	(172,700,649)	(15,534,267)	(16,415,411)	(881,144)
Norwegian Krone	State Street	USD	June 30, 2025	(172,700,649)	(16,414,377)	(16,410,792)	3,585
Swedish Krona	State Street	USD	April 30, 2025	(385,325,116)	(35,200,020)	(38,403,725)	(3,203,705)
Swedish Krona	State Street	USD	May 30, 2025	(138,476,358)	(13,190,516)	(13,826,697)	(636,181)
Swedish Krona	State Street	USD	June 30, 2025	(130,446,839)	(13,078,898)	(13,043,549)	35,349
Norwegian Krone	Marlin Equity Partners	USD	November 18, 2025	(13,125,000)	(1,172,608)	(1,246,664)	(74,056)
Swedish Krona	Marlin Equity Partners	USD	August 22, 2025	(11,250,000)	(1,115,573)	(1,128,248)	(12,675)
					(2,337,963,890)	(2,387,953,954)	(49,990,064)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,365,715,192)	$(1,388,762,178)	$(23,046,986)

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments As of March 31, 2025 (Unaudited)
Security Type/Sector
Senior Secured Loans
Technology	19.4%
Health Care	15.1%
Financials	11.4%
Industrials	9.8%
Business Services	9.0%
Consumer Discretionary	5.3%
Communications	2.1%
Materials	1.7%
Consumer Staples	1.2%
Real Estate	1.0%
Energy	0.4%
Utilities	0.1%
Total Senior Secured Loans	76.5%
Private Investment Vehicles
Private Collateralized Loan Obligations	20.8%
Non-Listed Business Development Companies	9.5%
Investment Partnerships	3.9%
Special Purpose Vehicle for Senior Secured Loans	0.8%
Special Purpose Vehicle for Common and Preferred Equity	0.6%
Private Collateralized Fund Obligations	0.1%
Private Equity	0.0%
Special Purpose Vehicle for Common Equity	0.4%
Special Purpose Vehicle for Preferred Equity	0.4%
Joint Ventures	0.3%
Special Purpose Vehicle for Subordinated Debt	0.1%
Total Private Investment Vehicles	36.9%
Subordinated Debt
Technology	0.8%
Financials	0.3%
Industrials	0.3%
Health Care	0.1%
Materials	0.0%
Total Subordinated Debt	1.5%
Preferred Stocks
Technology	0.2%
Health Care	0.1%
Financials	0.1%
Industrials	0.1%
Business Services	0.0%
Energy	0.0%
Communications	0.0%
Total Preferred Stocks	0.5%
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments As of March 31, 2025 (Unaudited) (Continued)
Security Type/Sector
Collateralized Loan Obligations	0.5%
Common Stocks
Financials	0.1%
Industrials	0.1%
Health Care	0.0%
Technology	0.0%
Consumer Discretionary	0.0%
Communications	0.0%
Materials	0.0%
Consumer Staples	0.0%
Business Services	0.0%
Total Common Stocks	0.2%
Warrants
Energy	0.0%
Health Care	0.0%
Technology	0.0%
Total Warrants	0.0%
Short-Term	4.6%
Total Investments	120.7%
Senior Notes	(20.0)%
Liabilites Less Other Assets	(0.7)%
Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Assets and Liabilities March 31, 2025
Assets:
Investments in unaffiliated securities, at value (cost $33,493,595,427)(a)	$33,832,811,556
Investments in affiliated securities, at value (cost $78,562,000)	82,087,402
Foreign currency, at value (cost $3,912,996)	4,544,362
Unrealized appreciation on forward foreign currency exchange contracts	29,041,923
Unrealized appreciation on swap contracts	34,934,008
Cash	297,421,583
Cash collateral for swap contracts	78,410,000
Receivables:
Investment securities sold	133,543,521
Fund shares sold	286,890,158
Dividends and interest	333,989,302
Swap interest	6,466,168
Prepaid expenses	606,208
Prepaid underlying loan expense	7,196,652
Prepaid commitment fees on secured credit facility	18,258,249
Total assets	35,146,201,092

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	52,088,909
Unrealized depreciation on swap contracts	33,669,875
Due to custodian	6,654,567
Payables:
Senior notes (Net of deferred offering cost of $29,485,045) (Note 2)	5,621,779,088
Secured credit facility (Note 2)	1,190,000,000
Line of credit facility waiver of fees	699,841
Investment securities purchased	67,158,534
Deferred tax liability	5,179,318
Current tax liability	72,068
Interest on senior notes	56,979,170
Interest on secured credit facility	4,753,797
Investment Management fees	5,937,848
Audit fees	2,145,364
Fund administration fees	1,527,590
Legal fees	11,810
Custody fees	476,820
Trustees’ fees and expenses	93,749
Transfer agency fees and expenses	122,747
Sub transfer agency fees and expenses	2,770,888
Chief Compliance Officer fees	25,363
Other accrued expenses	2,135,017
Total liabilities	7,054,282,363

Net Assets	$28,091,918,729

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$27,510,941,220
Total distributable earnings	580,977,509
Net Assets	$28,091,918,729

Class I Shares:
Net assets applicable to shares outstanding	$28,091,918,729
Shares of beneficial interest issued and outstanding	2,593,684,334
Net asset value, offering, and redemption price per share	10.83

(a)    Includes unrealized appreciation (depreciation) on unfunded loan commitments of $4,639,856.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Operations
For the Year Ended March 31, 2025
Investment Income:
Interest from unaffiliated investments (net of withholding taxes of $2,748,494)	$2,052,920,533
PIK Interest	70,192,311
Dividends from unaffiliated investments	21,435,134
Distributions from affiliated private investment vehicles	9,703,932
Distributions from unaffiliated private investment vehicles	837,161,134
Miscellaneous income	263,554
Total investment income	2,991,676,598

Expenses:
Investment management fees	226,239,296
Interest on secured credit facility	87,516,195
Interest on reverse repurchase agreements	69,819
Interest on senior notes	267,868,620
Interest on secured borrowings	300,840
Interest on swap contracts	59,524,166
Amortization of origination fees	1,880,455
Amortization of offering costs on notes	4,762,010
Legal fees	3,316,923
Fund administration fees	8,105,323
Equalization interest on private investment vehicles (Note 2)	556,263
Registration fees	2,961,433
Transfer agent fees and expenses	13,181
Sub transfer agent fees and expenses	24,677,274
Excise tax expense	1,787,857
Custody fees	3,657,515
Audit fees	2,237,330
Trustees’ fees and expenses	337,354
Shareholder reporting fees	1,154,168
Chief Compliance Officer fees	173,632
Insurance fees	105,738
Commitment fees on secured credit facility	5,023,120
Miscellaneous expenses	19,609,136
Total fees and expenses	721,877,648
Net investment income	2,269,798,950
Current tax expense	(411,991)
Net investment income, net of taxes	2,269,386,959

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,030,326)
Investments in affiliated issuers	(448,466)
Forward foreign currency exchange contracts	30,542,856
Foreign currency transactions	4,343,889
Net realized gain	31,407,953
Net change in unrealized appreciation/depreciation on:
Investments	130,795,124
Investments in affiliated issuers	2,864,362
Forward foreign currency exchange contracts	(26,225,649)
Foreign currency translations	(887,752)
Deferred tax expense	(2,482,779)
Net change in unrealized appreciation/(depreciation), net of deferred taxes	104,063,306
Net realized and unrealized gain (loss)	135,471,259

Net Increase in Net Assets from Operations	$2,404,858,218

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Net Increase in Net Assets from:
Operations:
Net investment income	$2,269,386,959	$1,505,009,914
Net realized gain/(loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	31,407,953	(23,970,886)
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts, foreign currency translations and deferred taxes	104,063,306	258,610,557
Net increase in net assets resulting from operations	2,404,858,218	1,739,649,585

Distributions to shareholders:
Distributions:
Class I	(1,871,538,694)	(1,862,584,452)
From return of capital:
Class I	—	(49,232,580)
Total	(1,871,538,694)	(1,911,817,032)

Capital Transactions:
Proceeds from shares sold:
Class I	11,844,659,473	8,031,814,601
Reinvestment of distributions:
Class I	79,115,828	426,760,494
Cost of shares repurchased:
Class I	(2,238,116,910)	(1,490,371,992)
Net increase in net assets from capital transactions	9,685,658,391	6,968,203,103

Net increase in net assets	10,218,977,915	6,796,035,656

Net Assets:
Beginning of period	17,872,940,814	11,076,905,158
End of period	$28,091,918,729	$17,872,940,814

Capital Share Transactions:
Shares sold:
Class I	1,100,522,839	754,704,052
Shares issued in reinvestment of distributions:
Class I	7,441,406	40,679,215
Shares redeemed:
Class I	(207,759,038)	(140,210,695)
Net increase in capital shares outstanding	900,205,207	655,172,572

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Year Ended March 31, 2025
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$2,404,858,218
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of unfunded commitments	(22,428,389,628)
Sales of investments	10,490,983,642
Net accretion on investments	(38,881,121)
Net realized loss on investments	3,478,792
Net realized gain on paydowns	(33,252,397)
Net change in unrealized (appreciation)/depreciation	(133,659,486)
Return of capital distributions received	940,966,586
Original issue discount and amendment fees	10,978,601
PIK interest	(70,192,311)
Net change in deferred tax liability	2,482,779
Net change in current tax liability	72,068
Change in short-term investments, net	(865,777,601)
(Increase)/Decrease in assets:
Foreign currency	(3,761,832)
Investment securities sold	(118,913,361)
Dividends and interest	(136,474,780)
Due from custodian	101,297
Swap interest	(9,126,099)
Prepaid expenses	(42,038)
Prepaid underlying loan expense	(3,129,059)
Prepaid commitment fees on secured credit facility	(11,106,015)
Increase/(Decrease) in liabilities:
Due to counterparty	(19,738,439)
Investment securities purchased	3,605,089
Line of credit facility waiver fees	(747,486)
Investment management fees	2,526,050
Interest on reverse repurchase agreements	(9,481)
Interest on secured credit facility	(8,488,150)
Interest on senior notes	20,829,741
Audit fees	1,131,244
Legal fees	(48,575)
Fund administration fees	335,689
Trustees’ fees and expenses	56,104
Custody fees	(872,894)
Transfer Agency fees and expenses	(204,405)
Sub transfer agency fees and expenses	1,600,027
Chief Compliance Officer fees	25,363
Other accrued expenses	(591,738)
Net cash used in operating activities	(9,999,375,606)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Year Ended March 31, 2025 (Continued)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	$11,929,140,764
Cost of shares repurchased	(2,238,116,910)
Distributions paid to shareholders, net of reinvestments	(1,792,422,866)
Dividends payable	(420,009,390)
Deferred tax payments
Payments made on reverse repurchase agreements	(4,320,000)
Proceeds from secured borrowings	50,000,000
Payments made on secured borrowings	(50,000,000)
Proceeds from secured credit facility (see note 2)	2,000,000,000
Payments on secured credit facility (see note 2)	(2,775,000,000)
Proceeds from term loan (see note 2)	790,000,000
Proceeds from senior notes	2,425,000,000
Net cash provided by financing activities	9,914,271,598

Net decrease in cash and restricted cash	(85,104,008)

Cash and restricted cash
Cash and restricted cash, beginning of year	460,935,591
Cash and restricted cash, end of year*	$375,831,583

*    Cash and restricted cash of $297,421,583 and cash deposited with broker for swap contracts of $78,410,000.

Non cash financing activities not included herein consist of $79,115,828 reinvested dividends and $70,192,311 of PIK interest.

Cash paid for interest on credit facility during the period was $96,004,344.

Cash paid for interest on reverse repurchase agreements during the period was $76,986.

Cash paid for interest on senior notes during the period was $247,038,879.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$10.55	$10.67	$10.79	$10.60	$10.35	$10.15
Income from Investment Operations:
Net investment income[1]	1.08	1.15	0.87	0.16	0.72	0.72
Net realized and unrealized gain (loss) on investments[2]	0.10	0.18	(0.15)	0.03	0.27	0.19
Total income from investment operations	1.18	1.33	0.72	0.19	0.99	0.91
Less Distributions to shareholders:
From net investment income	(0.90)	(1.41)	(0.69)	—	(0.62)	(0.62)
From return of capital	—	(0.04)	(0.15)	—	(0.10)	(0.09)
From net realized gain	—	—	—	—	(0.02)	— [3]
Total Distributions to shareholders	(0.90)	(1.45)	(0.84)	—	(0.74)	(0.71)
Net asset value, end of period	$10.83	$10.55	$10.67	$10.79	$10.60	$10.35
Total return[4]	11.58%	13.34%	7.06%	1.79%[5]	10.38%	9.25%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,091,919	$17,872,941	$11,076,905	$6,742,783	$4,729,648	$744,892
Ratio of expenses to average net assets (excluding interest expense)[7]:
Before fees waived and deferred tax expense	1.32%	1.20%	1.23%	1.28%[6]	1.32%	1.80%
After fees waived	1.32%	1.20%	1.23%	1.28%[6]	1.32%	1.80%
Ratio of expenses to average net assets (including interest expense)[7]:
Before fees waived	3.19%	3.42%	2.95%	1.79%[6]	1.94%	2.43%
After fees waived	3.19%	3.42%	2.95%	1.79%[6]	1.94%	2.43%
Ratio of net investment income to average net assets (including interest expense)[7]:
Before fees waived	10.03%	10.81%	8.23%	6.24%[6]	6.74%	7.04%
After fees waived	10.03%	10.81%	8.23%	6.24%[6]	6.74%	7.04%

Portfolio turnover rate	34%	31%	26%	16%[5]	29%	29%

*     Fiscal year end changed to March 31, effective January 1, 2022.

1        Based on average daily shares outstanding for the period.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I (Continued)

2        Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3        Amount represents less than $0.01 per share.

4        Total returns would have been lower had expenses not been waived by Cliffwater LLC, the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

5        Not annualized.

6        Annualized.

7        These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

8        Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).
Supplemental Expense Ratios	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Ratio of expenses to average net assets (excluding interest expense)[7]:
Deferred tax expense[8]	0.01%	0.01%	0.01%	—%	—%	—%
With fees waived, after taxes	1.33%	1.21%	1.24%	1.28%[6]	1.32%	1.80%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$—	$4,320,000	$3,870,000	$6,255,000	$6,833,000	$12,557,000
Secured Borrowings	—	—	—	204,168,415	249,990,230	—
Senior Credit Facility	1,190,000,000	1,175,000,000	932,000,000	607,000,000	1,195,000,000	190,000,000
Senior Notes	5,650,000,000	3,225,000,000	1,865,000,000	650,000,000	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	—	4,138,255	2,863,249	1,078,983	693,179	60,321
Secured Borrowings	—	—	—	34,026	19,919	—
Senior Credit Facility	24,607	16,211	12,885	12,108	4,958	4,916
Senior Notes	5,972	6,517	6,920	11,376	—	—
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). The Fund operates as a diversified fund, which means that at least 75% of the value of its total assets is represented by cash and cash items, government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of March 31, 2025.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) investing in special purpose vehicles (“SPVs”) and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

The Fund is deemed to be an individual reporting segment. The objective and strategy of the Fund is used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Consolidated Statement of Operations and the Consolidated Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

1. Organization (continued)

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of March 31, 2025:

Subsidiary	Inception Date	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CCLF SPV LLC (“CCLF SPV”)	February 3, 2020	$4,986,066,639	17.72%
MCCW Holdings, LLC (“CCLF MCCW”)	April 15, 2021	416,829,062	1.48%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	25,482,185	0.09%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	15,049,988	0.05%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	2,608,311,790	9.27%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	14,439,928	0.05%
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	716,521,754	2.55%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	110,524	0.00%
CW Point LLC (“CW Point”)	February 1, 2023	347,360,064	1.23%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	43,107,791	0.15%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	28,191,061	0.10%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	3,974,505	0.01%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	32,113,194	0.11%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	163,852,139	0.58%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	627,437,618	2.23%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	984,921,336	3.50%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	195,280,911	0.69%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	32,382,852	0.12%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	151,156,367	0.54%
SR CW LLC (“SR CW”)	September 23, 2023	221,044,298	0.79%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	337,169,779	1.20%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	159,637,525	0.57%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	283,249,317	1.01%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	1,496,231	0.01%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	263,278,572	0.94%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	784,487	0.00%
CCLF Holdings (D31) LLC (“CCLF HOLD (D31)”)	November 9, 2023	688,536	0.00%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	146,841	0.00%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	17,448,673	0.06%
CCLF Holdings (D33) LLC (“CCLF HOLD (D33)”)	February 21, 2024	4,414,035	0.02%
CCLF Holdings (D35) LLC (“CCLF HOLD (D35)”)	February 21, 2024	36,231,796	0.13%
CCLF Holdings (D37) LLC (“CCLF HOLD (D37)”)	February 28, 2024	41,327,562	0.15%
CCLF Holdings (D38) LLC (“CCLF HOLD (D38)”)	February 28, 2024	51,501,074	0.18%
CCLF Holdings (D39) LLC (“CCLF HOLD (D39)”)	February 28, 2024	39,028	0.00%
CCLF Holdings (D40) LLC (“CCLF HOLD (D40)”)	February 28, 2024	158,041,709	0.56%
CCLF Holdings (D41) LLC (“CCLF HOLD (D41)”)	March 13, 2024	144,365,996	0.51%
CCLF Holdings (D46) LLC (“CCLF HOLD (D46)”)	April 25, 2024	11,797,005	0.04%
CCLF Holdings (D47) LLC (“CCLF HOLD (D47)”)	April 29, 2024	173,578,933	0.62%
CCLF Holdings (D48) LLC (“CCLF HOLD (D48)”)	April 29, 2024	35,259,932	0.13%

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies

Subsidiary	Inception Date	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CCLF Holdings (D49) LLC (“CCLF HOLD (D49)”)	April 29, 2024	$27,662,976	0.10%
CCLF Holdings (D50) LLC (“CCLF HOLD (D50)”)	April 29, 2024	47,647,842	0.17%
CCLF Holdings (D51) LLC (“CCLF HOLD (D51)”)	April 29, 2024	36,486,154	0.13%
CCLF Holdings (D52) LLC (“CCLF HOLD (D52)”)	August 6, 2024	45,052,941	0.16%
CCLF Holdings (D54) LLC (“CCLF HOLD (D54)”)	August 6, 2024	90,271,219	0.32%
CCLF Holdings (D55) LLC (“CCLF HOLD (D55)”)	August 6, 2024	4,488,904	0.02%
CCLF Holdings (D56) LLC (“CCLF HOLD (D56)”)	August 6, 2024	6,853,357	0.02%

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are expensed as incurred.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statements of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK, which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2025.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the year ended March 31, 2025, the Fund did not have interest or penalties associated with underpayment of income taxes.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, CCLF HOLD (D7), Madison Avenue SPV, Madison Avenue CLO, KCLF Holdings II, CCLF HOLD (D27), CCLF HOLD (D23), CCLF HOLD (D16), CCLF HOLD (D20), SR CW, CCLF HOLD (D26), CCLF HOLD (D31), CCLF HOLD (D32), CCLF HOLD (D34), CCLF HOLD (D35), CCLF HOLD (D37), CCLF HOLD (D38), CCLF HOLD (D39), CCLF HOLD (D40), CCLF HOLD (D41), CCLF HOLD (D46), CCLF HOLD (D47), CCLF HOLD (D48), CCLF HOLD (D49), CCLF HOLD (D50), CCLF HOLD (D51), CCLF HOLD (D52), CCLF HOLD (D54), CCLF HOLD (D55), CCLF HOLD (D56), Steamboat SPV and CCLF-B SPV are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D6), CCLF HOLD (D18), CCLF HOLD (D30) and CCLF HOLD (D33) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to disclose the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, short-term investments, bank deposits, and collateral for derivative positions which are readily convertible into cash and have an original maturity of three months or less. State Street Bank and Trust Company serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cash and Investments, at value on the Consolidated Statement of Assets and Liabilities can include deposits in money market funds, which are classified as Level 1 assets. As of March 31, 2025, the Fund held cash of $269,267,389, $1,292,723,201 in a short-term money market fund, $28,154,194 in bank deposits, and $78,410,000 in collateral for swap contracts.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of March 31, 2025, the Fund had nineteen outstanding forward currency contracts purchased long and twenty-six outstanding forward currency contracts sold short, with total notional value of $3,459,905,243 and $(7,986,226,561), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Pursuant to ASC Topic 815, Derivatives and Hedging, the Fund uses interest rate swaps to hedge its fixed rate debt. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships, and therefore the periodic payments are recognized as interest on swap contracts in the Consolidated Statement of Operations. Depending on the nature of the balance at period end, the fair value of the interest rate swaps are either included as a derivative asset or derivative liability on the Fund’s consolidated statement of assets and liabilities. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. Any amounts paid to the counterparties to cover collateral obligations under the terms of the interest rate swap agreements are included in cash deposited with brokers on the Fund’s Consolidated Statement of Assets and Liabilities. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of March 31, 2025, the Fund had thirty-eight outstanding interest rate swap contracts with total notional value of $6,275,000,000.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statement of Operations. As of March 31, 2025, the Fund received $1,880,455 in commitment fees. As of March 31, 2025, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $4,688,700,396, $4,760,361,434, and $4,639,856, respectively.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	$3,208,988
1364720 B.C. LTD	Delayed Draw	885,022
1364720 B.C. LTD	Revolver	1,497,006
760203 N.B. Ltd.	Revolver	911,883
A1 Garage Equity, LLC	Delayed Draw	918,333
A1 Garage Equity, LLC	Revolver	1,515,152
AAH Topco, LLC	Delayed Draw	2,841,548
AAH Topco, LLC	Delayed Draw	11,600,000
AAH Topco, LLC	Revolver	423,729
AB Centers Acquisition Corporation	Delayed Draw	2,881,658
AB Centers Acquisition Corporation	Revolver	2,073,819
Abracon Group Holdings, LLC	Delayed Draw	2,857,068
AC Blackpoint Acquisition, Inc.	Delayed Draw	6,016,522
AC Blackpoint Acquisition, Inc.	Revolver	1,478,261
Accelevation LLC	Delayed Draw	5,923,077
Accelevation LLC	Revolver	3,459,077
Accession Risk Management Group, Inc.	Delayed Draw	9,603,125
Accession Risk Management Group, Inc.	Delayed Draw	9,257,736

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Accession Risk Management Group, Inc.	Revolver	$2,028,637
Accession Risk Management Group, Inc.	Revolver	8,690,548
Accession Risk Management Group, Inc.	Revolver	1,674,551
Accordion Partners LLC	Delayed Draw	5,752,174
Accordion Partners LLC	Revolver	4,565,218
Accuserve Solutions, Inc.	Delayed Draw	5,978,113
Accuserve Solutions, Inc.	Revolver	4,497,159
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Delayed Draw	2,464,647
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Revolver	1,272,903
Adelaide Borrower, LLC	Delayed Draw	7,480,202
Adelaide Borrower, LLC	Revolver	4,238,173
Adonis Bidco Inc.	Delayed Draw	1,907,145
Adonis Bidco Inc.	Revolver	722,989
Advantage HCS LLC	Revolver	500,000
Advocate RCM Acquisition Corp.	Revolver	521,000
AFC-DELL Holding Corp.	Delayed Draw	2,639,324
Afore Insurance Services, LLC	Delayed Draw	3,177,000
Afore Insurance Services, LLC	Delayed Draw	3,034,670
Afore Insurance Services, LLC	Revolver	635,000
AG-Twin Brook Healthcare	Delayed Draw	58,154
AHR Intermediate, Inc.	Delayed Draw	4,123,528
AirX Climate Solutions, Inc.	Delayed Draw	10,067,114
AirX Climate Solutions, Inc.	Revolver	1,258,389
AIS Holdco, LLC	Revolver	3,000,000
Alcami Corporation	Revolver	2,823,875
Alcresta Therapeutics, Inc.	Delayed Draw	3,667,500
Alcresta Therapeutics, Inc.	Revolver	360,750
Alcresta Therapeutics, Inc.	Revolver	360,750
Alera Group Holdings, Inc.	Delayed Draw	166,717
Alert SRC Newco LLC	Delayed Draw	1,281,789
Alert SRC Newco LLC	Revolver	392,384
Alkeme Intermediary Holding LLC	Delayed Draw	499,165
Alkeme Intermediary Holding LLC	Delayed Draw	9,219,641
Allworth Financial Group, L.P.	Delayed Draw	18,343,977
Allworth Financial Group, L.P.	Revolver	944,061
Alphacoin LLC	Delayed Draw	396,000
Alphacoin LLC	Revolver	589,000
Alpine Acquisition Corp.	Revolver	271,245
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	46,250,000
Amba Buyer, Inc.	Delayed Draw	9,445,869
AMCP Clean Acquisition Company, LLC	Delayed Draw	449,823
American Family Care	Delayed Draw	715,500
American Family Care	Revolver	318,482
Americhem, Inc.	Delayed Draw	5,274,098

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Americhem, Inc.	Revolver	$3,735,819
AmeriLife Holdings, LLC	Delayed Draw	3,748,683
AmeriLife Holdings, LLC	Revolver	5,595,914
Amerit Fleet Parent, LLC	Delayed Draw	3,538,696
Amerit Fleet Parent, LLC	Revolver	6,251,077
AMI Buyer, Inc.	Revolver	1,970,682
AmSpec Parent LLC	Delayed Draw	4,000,000
Analytic Partners, LP	Revolver	1,236,807
Any Hour, LLC	Delayed Draw	6,875,635
Any Hour, LLC	Revolver	1,751,269
Apex Service Partners, LLC	Delayed Draw	14,478
Apex Service Partners, LLC	Delayed Draw	1,446,942
Apex Service Partners, LLC	Delayed Draw	4,228,750
Apex Service Partners, LLC	First Lien Term Loan	20,853
Apex Service Partners, LLC	Revolver	536,876
Apex Service Partners, LLC	Revolver	60,021
Appfire Technologies, LLC	Delayed Draw	4,850,000
Appfire Technologies, LLC	Delayed Draw	2,529,212
Appfire Technologies, LLC	Revolver	980,000
Aprio Advisory Group, LLC	Delayed Draw	351,768
Aprio Advisory Group, LLC	Revolver	444,079
Aprio Advisory Group, LLC	Revolver	305,921
Apryse Software Corp.	Revolver	638,404
Aptean, Inc.	Delayed Draw	78,839,831
Aptean, Inc.	Revolver	9,420,689
Aptive Environmental, LLC	Revolver	522,738
AQ Sunshine, Inc.	Delayed Draw	9,285,089
AQ Sunshine, Inc.	Revolver	1,387,532
Arax MidCo, LLC	Delayed Draw	2,745,392
Arax MidCo, LLC	Revolver	2,082,759
Archer Acquisition, LLC	Delayed Draw	446,413
Archer Acquisition, LLC	Revolver	130,587
Arcoro Holdings Corp.	Revolver	1,956,522
Arden Insurance Services LLC	Revolver	365,854
Ares Holdings LLC	Revolver	1,004,178
Ark Data Centers, LLC	Delayed Draw	2,878,960
Ark Data Centers, LLC	Revolver	890,400
Armada Parent, Inc.	Revolver	2,183,333
Arrow Management Acquisition	Delayed Draw	10,200,000
Arrow Management Acquisition	Revolver	1,555,556
Ascend Partner Services LLC	Delayed Draw	31,607,672
Ascend Partner Services LLC	Revolver	5,634,794
Ascend Plastic Surgery Partners MSO, LLC	Delayed Draw	2,703,000
Ascend Plastic Surgery Partners MSO, LLC	Revolver	548,500
ASG III, LLC	Revolver	500,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
ASP Global Holdings, LLC	Delayed Draw	$1,348,773
ASP Global Holdings, LLC	Revolver	628,200
Associated Spring US, LLC	Delayed Draw	5,391,850
Associated Spring US, LLC	Revolver	2,181,818
Associations, Inc.	Delayed Draw	4,753,555
Associations, Inc.	Revolver	1,318,872
ATIS Acquisition, Inc.	Delayed Draw	3,501,630
ATIS Acquisition, Inc.	Revolver	1,108,696
AuditBoard, Inc.	Delayed Draw	1,500,000
AuditBoard, Inc.	Revolver	600,000
Auveco Holdings, Inc.	Revolver	1,019,737
AVSC Holding Corp.	Revolver	216,489
AVSC Holding Corp.	Revolver	1,140,595
AWI Group, LLC	Delayed Draw	122,000
AWI Group, LLC	Revolver	1,853,000
AWP Group Holdings, Inc.	Delayed Draw	17,003,277
AWP Group Holdings, Inc.	Revolver	223,529
AWP Group Holdings, Inc.	Revolver	2,880,279
AWP Group Holdings, Inc.	Revolver	7,575,201
AWT Holding, Inc.	Delayed Draw	1,077,346
AWT Holding, Inc.	Revolver	134,668
AWT Merger Sub, Inc.	Revolver	899,129
AXPM Dental Management, LLC	Delayed Draw	8,243,186
AXPM Dental Management, LLC	Revolver	3,131,476
Azurite Intermediate	Revolver	499,000
Azurite Intermediate Holdings, Inc.	Revolver	1,705,787
Babylon Buyer, Inc.	Revolver	61,284
Badge 21 Midco Holdings LLC	Delayed Draw	6,944,444
Badge 21 Midco Holdings LLC	Revolver	2,500,000
Badia Spices, LLC	Revolver	89,070
Baker Tilly Advisory Group, LP	Delayed Draw	793,664
Baker Tilly Advisory Group, LP	Revolver	637,324
Bamboo US Bidco LLC	Delayed Draw	10,749,880
Bamboo US BidCo LLC	Delayed Draw	427,384
Bamboo US Bidco LLC	Delayed Draw	1,952,616
Banyan Software Holdings, LLC	Delayed Draw	1,421,042
Banyan Software Holdings, LLC	Revolver	463,532
Bausch Receivables Funding LP	Revolver	6,000,000
Baxter Planning Systems, LLC	Delayed Draw	778,445
Baxter Planning Systems, LLC	Revolver	766,891
BCI Burke Holding Corp	Delayed Draw	2,713,298
BCI Burke Holding Corp	Revolver	1,238,588
Beacon Mobility Corp.	Revolver	592,113
Beacon Pointe Harmony LLC	Delayed Draw	107,053
Beacon Pointe Harmony LLC	Delayed Draw	7,825,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Beacon Pointe Harmony LLC	Revolver	$639,000
Belmont Buyer, Inc.	Delayed Draw	1,020,408
Belmont Buyer, Inc.	Revolver	421,512
Benecon Midco II LLC	Revolver	6,500,000
Benefit Street Technology	Revolver	2,033,333
Bestop, Inc.	Delayed Draw	1,597,604
Bestop, Inc.	Revolver	1,257,174
Beta Plus Technologies, Inc.	Revolver	1,541,000
BetterCloud, Inc.	Revolver	6,313,721
Bigtime Software, Inc.	Revolver	2,327,586
Bingo Group Buyer, Inc.	Delayed Draw	1,521,000
Bingo Group Buyer, Inc.	Revolver	573,539
Biocare Medical LLC	Revolver	2,777,778
Blackbird Purchaser, Inc.	Delayed Draw	3,007,580
Blackbird Purchaser, Inc.	Revolver	3,592,172
BlackHawk Industrial Distribution, Inc.	Delayed Draw	946,329
BlackHawk Industrial Distribution, Inc.	Revolver	96,008
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	1,973,256
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	4,134,004
Bluefin Holding, LLC	Revolver	3,365,385
BlueHalo Global Holdings, LLC	Revolver	151,261
Bluejack Fire Acquisition, Inc.	Delayed Draw	1,310,926
Bluejack Fire Acquisition, Inc.	Revolver	272,282
Bluesight, Inc.	Revolver	3,700,000
Bonterra LLC	Delayed Draw	10,599,670
Bonterra LLC	Revolver	8,870,924
Bounteous, Inc.	Revolver	1,800,000
BPCP NSA Intermedco, Inc.	Delayed Draw	3,768,202
BPCP NSA Intermedco, Inc.	Revolver	2,750,894
BPI Intermediate Holdings, Inc.	Revolver	1,200,000
BradyIFS Holdings, LLC	Delayed Draw	847,239
BradyIFS Holdings, LLC	Revolver	2,028,774
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	670,426
Bridge Consumer Healthcare Intermediate LLC	Revolver	1,340,853
BrightStar Group Holdings, Inc.	Revolver	527,933
BSC Top Shelf Blocker, LLC	Revolver	294,500
BSP- FL Holdings, Inc.	Delayed Draw	5,310,344
BSP- FL Holdings, Inc.	Revolver	1,991,379
Bullhorn, Inc.	Delayed Draw	6,526,316
Bullhorn, Inc.	Revolver	2,105,263
BusinesSolver.com, Inc.	Delayed Draw	822,857
BusinesSolver.com, Inc.	Delayed Draw	1,197,576
Calcium Bidco Limited	Delayed Draw	9,375,000
Calcium Bidco Limited	Revolver	5,000,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Caldwell & Gregory LLC	Delayed Draw	$3,675,000
Caldwell & Gregory LLC	Revolver	3,000,000
Cambrex Corporation	Delayed Draw	3,278,987
Cambrex Corporation	Revolver	918,367
Camin Cargo Control Holdings, Inc.	Delayed Draw	269,031
Camin Cargo Control Holdings, Inc.	Revolver	59,167
CAP-KSI Holdings, LLC	Revolver	1,121,086
Captify Intermediate Holdings Corp.	First Lien Term Loan	76,919
Captive Resources Midco, LLC	Revolver	79,053
Carbon TopCo, Inc.	Revolver	2,739,726
Cards Acquisition, Inc.	Delayed Draw	4,838,996
Cards Acquisition, Inc.	Revolver	360,128
Career Certified, LLC	Delayed Draw	6,213,592
Career Certified, LLC	Revolver	4,660,194
Carr, Riggs and Ingram Capital, L.L.C.	Delayed Draw	6,393,549
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	1,374,722
Cascade Purchaser, LLC	Revolver	778,967
Castle Management Borrower LLC	Revolver	675,000
CB Buyer, Inc.	Delayed Draw	5,625,312
CB Buyer, Inc.	Revolver	2,803,398
CC SAG Acquisition Corp.	Delayed Draw	703,756
CC SAG Acquisition Corp.	Delayed Draw	38,516
Cdata Software, Inc.	Delayed Draw	1,368,505
Cdata Software, Inc.	Revolver	3,649,303
CDL Parent, Inc.	Revolver	171,285
Cerity Partners, LLC	Delayed Draw	59,314,508
Cerity Partners, LLC	Revolver	1,135,353
Cerity Partners, LLC	Revolver	566,263
CF Newco, Inc.	Revolver	243,240
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Revolver	2,439,024
Charter Industries	Revolver	539,250
Chase Intermediate, LLC	Delayed Draw	13,432,500
Chase Intermediate, LLC	Revolver	2,000,000
Cherry Bekaert Advisory LLC	Delayed Draw	510,000
Cherry Bekaert Advisory LLC	Revolver	2,373,418
Chirisa Volo LLC	Delayed Draw	25,653,108
CI (MG) Group, LLC	Delayed Draw	2,319,623
CI (MG) Group, LLC	Revolver	522,438
Circauto Bidco AB	Delayed Draw	3,257,238
Circauto Bidco AB	Delayed Draw	14,659,488
Citrin Cooperman Advisors, LLC	Delayed Draw	508,913
Citrin Cooperman Advisors, LLC	Delayed Draw	156,540
CL Services Acquisition, LLC	Delayed Draw	1,108,000
Cleo Communications Holding, LLC	Revolver	2,140,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Climate Pros, LLC	Delayed Draw	$16,500,000
CMG Holdco, LLC	Delayed Draw	836,619
Cobalt Service Partners, LLC	Delayed Draw	20,271,176
Cobalt Service Partners, LLC	Revolver	3,176,471
Cobham Holdings, Inc.	Revolver	2,343,750
Coding Solutions Acquisition, Inc.	Delayed Draw	4,798,137
Coding Solutions Acquisition, Inc.	Delayed Draw	801,931
Coding Solutions Acquisition, Inc.	Revolver	76,336
Collision SP Subco, LLC	Delayed Draw	435,573
Collision SP Subco, LLC	Revolver	920,858
Command Holding Corp.	Delayed Draw	7,627,119
Command Holding Corp.	Revolver	2,542,373
Community Management Holdings Midco 2, LLC	Delayed Draw	2,700,000
Community Management Holdings Midco 2, LLC	Revolver	810,000
Community Medical Acquisition Corp.	Revolver	169,582
ComPsych Investment Corp.	Delayed Draw	22,000,000
Concert Bidco Limited	First Lien Term Loan	3,611,752
Concord Global Acquisition, LLC	Delayed Draw	3,560,861
Concord Global Acquisition, LLC	Revolver	1,424,344
Consor Intermediate II, LLC	Delayed Draw	4,246,479
Consor Intermediate II, LLC	Delayed Draw	11,550,423
Consor Intermediate II, LLC	Revolver	5,239,437
Continental Buyer, Inc.	Delayed Draw	12,310,650
Continental Buyer, Inc.	Revolver	11,027,415
Contractual Buyer, LLC	Revolver	1,500,000
Coolsys, Inc.	Delayed Draw	2,824,074
COP HomeTown Acquisitions, Inc.	Revolver	1,556,667
COP Village Green Acquisitions, Inc.	Delayed Draw	3,118,222
COP Village Green Acquisitions, Inc.	Revolver	1,870,933
CORA Health Holdings Corp.	Revolver	326,923
Coretrust Purchasing Group LLC	Delayed Draw	4,511,278
Coretrust Purchasing Group LLC	Delayed Draw	3,007,519
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	4,228,549
Coupa Holdings, LLC	Delayed Draw	1,851,039
Coupa Holdings, LLC	Delayed Draw	2,167,258
Coupa Holdings, LLC	Revolver	3,076,772
CPC/Cirtec Holdings, Inc.	Revolver	1,138,677
CPEX Purchaser, LLC	Delayed Draw	247,608
CPEX Purchaser, LLC	Delayed Draw	685,492
CPEX Purchaser, LLC	Revolver	1,236,364
CPEX Purchaser, LLC	Revolver	140,277
CPF Dental, LLC	Delayed Draw	32,309
Cradle Lux Bidco S.A.R.L.	Delayed Draw	316,947
CRCI Longhorn Holdings, Inc.	Delayed Draw	26,253,656

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
CRCI Longhorn Holdings, Inc.	Revolver	$4,687,772
Credit Connection, LLC	Revolver	600,000
Creek Parent, Inc.	Revolver	23,248,856
Crete PA Holdco, LLC	Delayed Draw	1,905,581
Crete PA Holdco, LLC	Revolver	285,837
Crewline Buyer, Inc.	Revolver	5,222,499
CrossLink Professional Tax Solutions, LLC	Revolver	1,051,564
CRS TH Holdings Corp	Delayed Draw	16,904,025
CRS TH Holdings Corp	Revolver	3,095,975
CRS TH Holdings Corp	Revolver	4,237,288
CUB Financing Intermediate LLC	Delayed Draw	2,532,273
Curia Global, Inc.	Revolver	5,373,333
CVP Holdco, Inc.	Delayed Draw	5,731,859
CVP Holdco, Inc.	Revolver	2,353,141
CX Institutional, LLC	Delayed Draw	1,698,000
DA Blocker Corp.	Delayed Draw	7,278,184
DA Blocker Corp.	Revolver	1,698,243
Databricks, Inc.	Delayed Draw	12,409,561
DataLink, LLC	Revolver	846,774
Datum Acquisition, LLC	Revolver	171,600
Davidson Hotel Company LLC	Delayed Draw	183,450
Davidson Hotel Company LLC	Revolver	60,739
Dawson Rated Fund 6-R2 LP	Delayed Draw	12,871,409
DCG Acquisition Corp.	Delayed Draw	6,699,688
DCG Acquisition Corp.	Delayed Draw	1,002,543
DCG Acquisition Corp.	Revolver	1,002,543
Delorean Purchaser, Inc.	Revolver	3,430,542
Demakes Borrower, LLC	Delayed Draw	1,152,000
Denali Bidco, Ltd.	Delayed Draw	2,249,165
Denali Buyerco LLC	Delayed Draw	11,763,000
Denali Midco 2 LLC	Delayed Draw	2,688,833
Dentive Capital, LLC	Delayed Draw	2,614,814
Diamond Mezzanine 24 LLC	Delayed Draw	6,763,338
Diamond Mezzanine 24 LLC	Revolver	210,689
Diamond Mezzanine 24 LLC	Revolver	1,500,000
Diligent Corporation	Delayed Draw	4,158,222
Diligent Corporation	Revolver	2,104,917
Dione Bidco Limited	Delayed Draw	6,128,912
DISA Holdings Corp.	Delayed Draw	97,471
DISA Holdings Corp.	Revolver	916,455
Disco Parent, LLC	Revolver	300,800
Discovery Buyer, L.P.	Delayed Draw	30,182,927
Discovery Buyer, L.P.	Revolver	7,500,000
Diverzify Intermediate LLC	Delayed Draw	17,142,857
DMC Holdco, LLC	Delayed Draw	3,917,586

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
DMC Holdco, LLC	Revolver	$2,611,724
DOCS MSO LLC	Revolver	1,290,323
DRS Holdings III, Inc.	Revolver	11,426
DT Intermediate Holdco	Delayed Draw	8,489,450
DT1 Midco Corp.	Delayed Draw	2,726,133
DT1 Midco Corp.	Revolver	1,090,453
DTI Holdco, Inc.	Revolver	874,917
Duggal Acquisition, LLC	Delayed Draw	682,742
Duggal Acquisition, LLC	Revolver	957,177
Duro Dyne National Corp.	Delayed Draw	9,868,421
Duro Dyne National Corp.	Delayed Draw	2,837,624
Duro Dyne National Corp.	Revolver	9,868,421
Duro Dyne National Corp.	Revolver	2,553,862
Dwyer Instruments, LLC	Delayed Draw	984,420
Dwyer Instruments, LLC	Delayed Draw	372,319
Dwyer Instruments, LLC	Revolver	1,617,935
Dwyer Instruments, LLC	Revolver	214,645
Dwyer Instruments, LLC	Revolver	20,954
Dwyer Instruments, LLC	Revolver	1,978,068
Eagle Family Foods, Inc.	Revolver	4,044,944
Earps Midco 3 Limited	Delayed Draw	433,202
East River Bidco GmbH	Delayed Draw	7,470,779
Easypark Strategy AB	Delayed Draw	9,858,875
Eclipse Buyer, Inc.	Delayed Draw	10,375,688
Eclipse Buyer, Inc.	Revolver	4,274,703
EdgeCo Buyer, Inc.	Delayed Draw	13,064,663
EdgeCo Buyer, Inc.	Revolver	1,465,743
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	25,000,000
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	25,000,000
Edmunds GovTech, Inc.	Delayed Draw	9,071,429
EDPO, LLC	Delayed Draw	393,333
Einstein Parent, Inc.	Revolver	5,508,561
EIS Legacy Holdco, LLC	Delayed Draw	681,818
EIS Legacy Holdco, LLC	Revolver	250,000
EMB Purchaser, Inc.	Delayed Draw	804,349
EMB Purchaser, Inc.	Revolver	263,312
Emergency Care Partners, LLC	Delayed Draw	5,720,414
Emergency Care Partners, LLC	Revolver	2,092,020
Empower Payments Investor, LLC	Delayed Draw	7,602,969
Empower Payments Investor, LLC	Revolver	4,319,379
Empyrean Solutions LLC	Delayed Draw	4,976,959
Empyrean Solutions LLC	Revolver	1,866,359
Endodontic Practice Partners LLC	Delayed Draw	2,216,460
Energy Acquisition LP	Delayed Draw	1,248,000
Energy Acquisition LP	Delayed Draw	1,300,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
ENT MSO LLC	Delayed Draw	$1,259,921
ENT MSO LLC	Revolver	122,160
Enverus Holdings, Inc.	Delayed Draw	1,543,121
Enverus Holdings, Inc.	Delayed Draw	51,124
Enverus Holdings, Inc.	Revolver	4,126,557
Enverus Holdings, Inc.	Revolver	137,647
EOS Fitness Opco Holdings, LLC	Delayed Draw	533,322
EP Wealth Advisors, LLC	Delayed Draw	455,000
Equinox Holdings, Inc.	Second Lien Term Loan	1,778
ERC TOPCO Holdings, Inc.	Revolver	368,376
eResearchTechnology, Inc.	Delayed Draw	2,117,377
eResearchTechnology, Inc.	Revolver	692,471
ESG Investments, Inc.	Delayed Draw	2,491,071
ESG Investments, Inc.	Revolver	975,000
Espressor Bidco Inc.	Delayed Draw	2,830,865
Espressor Bidco Inc.	Revolver	1,258,162
Esquire Deposition Solutions, LLC	Revolver	1,209,634
Essential Services Holding Corporation	Delayed Draw	2,081,784
Essential Services Holding Corporation	Revolver	1,092,937
Everbridge Holdings, LLC	Delayed Draw	3,377,778
Everbridge Holdings, LLC	Revolver	2,222,222
Evolent Health LLC	Revolver	500
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	2,613,424
Excelitas Technologies Corp.	Delayed Draw	1,945,304
Expereo USA, Inc.	Delayed Draw	558,286
Expereo USA, Inc.	First Lien Term Loan	31,506
Expereo USA, Inc.	Revolver	268,370
Fastener Distribution Holdings, LLC	Delayed Draw	787,352
Fastlap LLC	Delayed Draw	1,848,000
FC Compassus, LLC	Delayed Draw	2,111,759
Fenix Topco, LLC	Delayed Draw	5,439,093
FH DMI Buyer, Inc.	Delayed Draw	2,488,681
FH DMI Buyer, Inc.	Revolver	916,529
Financial-Information-Technologies, LLC	Delayed Draw	17,380,000
Finastra USA, Inc.	Revolver	6,864,661
Finastra USA, Inc.	Revolver	493,457
Fingerpaint Marketing, Inc.	Delayed Draw	680,651
Fingerpaint Marketing, Inc.	Revolver	1,948,925
Firebird Acquisition Corp, Inc.	Delayed Draw	10,579,096
Firebird Acquisition Corp, Inc.	Revolver	3,173,729
Flint OpCo, LLC	Delayed Draw	1,903,798
Flint OpCo, LLC	Revolver	1,026,252
Flow Control Solutions, Inc.	Delayed Draw	1,482,736
Flow Control Solutions, Inc.	Revolver	806,287

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Flow Control Solutions, Inc.	Revolver	$280,693
FLS Holding, Inc.	Revolver	1,000,000
Fortis Solutions Group, LLC	Delayed Draw	13,353,334
Fortis Solutions Group, LLC	Revolver	1,401,367
Forward Keystone Holdings, LP	Delayed Draw	104,924
Foundation Risk Partners, Corp.	Delayed Draw	76,687,466
Foundation Risk Partners, Corp.	Revolver	359,993
Foundation Risk Partners, Corp.	Revolver	385,309
Foundation Risk Partners, Corp.	Revolver	11,260,184
Four Winds Interactive LLC	Delayed Draw	1,231,367
Four Winds Interactive LLC	Revolver	820,912
FR Vision Holdings, Inc.	Revolver	352,951
Frontline Road Safety Operations, LLC	Delayed Draw	1,017,169
Frontline Road Safety Operations, LLC	Revolver	674,405
FSS Buyer LLC	Revolver	1,610,390
Fullsteam Operations LLC	Delayed Draw	3,639,998
Fullsteam Operations LLC	Revolver	280,593
Fyzical Buyer, LLC	Revolver	162,840
Gainsight, Inc.	Revolver	1,350,000
Galileo Parent, Inc.	Revolver	1,629,486
Galway Borrower, LLC	Delayed Draw	66,121
Galway Borrower, LLC	Revolver	51,194
Galway Borrower, LLC	Delayed Draw	67,143,200
Galway Borrower, LLC	Delayed Draw	3,770,329
Galway Borrower, LLC	Revolver	4,056,298
Galway Borrower, LLC	Revolver	95,541
Gapco AIV Interholdco (CP), L.P.	Delayed Draw	36,770,370
Gateway US Holdings, Inc.	Delayed Draw	1,400,000
Gateway US Holdings, Inc.	Revolver	854,815
Gateway US Holdings, Inc.	Revolver	1,059,583
Geo TopCo Corporation	Delayed Draw	22,338,106
Geo TopCo Corporation	Revolver	6,570,064
Gestion ABS Bidco, Inc.	Delayed Draw	5,531,381
Gestion ABS Bidco, Inc.	Revolver	1,438,159
GHX Ultimate Parent Corporation	Revolver	6,981,599
Global Critical Logistics LLC	Delayed Draw	4,666,667
Global Music Rights	Revolver	9,769,022
GMES Intermediate Holdings, LLC	Delayed Draw	3,431,611
GMES Intermediate Holdings, LLC	Revolver	3,384,615
Gold Medal Holdings, Inc.	Revolver	91,774
Gold Medal Services LLC	Delayed Draw	739,742
Gold Medal Services LLC	Revolver	75,972
Goldeneye Parent, LLC	Revolver	7,731,845
GovBrands Intermediate, Inc.	Revolver	440,235

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
GovDelivery Holdings, LLC	Delayed Draw	$2,514,000
GovDelivery Holdings, LLC	Delayed Draw	1,400,253
GovDelivery Holdings, LLC	Delayed Draw	617,578
GovDelivery Holdings, LLC	Revolver	11,277,301
GovDelivery Holdings, LLC	Revolver	629,279
GovernmentJobs.com, Inc.	Revolver	1,264,680
Govos, Inc.	Revolver	498,000
Graffiti Buyer, Inc.	Delayed Draw	969,839
Graffiti Buyer, Inc.	Delayed Draw	3,236,979
Graffiti Buyer, Inc.	Revolver	1,681,548
Grand River Aseptic Manufacturing, Inc.	Revolver	2,304,462
Gray Matter Systems	Delayed Draw	609,400
Gray Matter Systems	Revolver	404,300
Great Kitchens Food Company, Inc.	Revolver	1,186,441
Groome Transportation of Arizona, LLC	Revolver	2,135,024
Ground Penetrating Radar Systems, LLC	Delayed Draw	4,455,446
Ground Penetrating Radar Systems, LLC	Revolver	1,485,149
GS Acquisitionco, Inc.	Delayed Draw	1,078,000
GS Acquisitionco, Inc.	Revolver	949,016
GS Acquisitionco, Inc.	Revolver	690,589
GS Seer Group Borrower LLC	Delayed Draw	838,294
GS Seer Group Borrower LLC	Revolver	733,945
GS XX Corporation	Revolver	311,000
GSV Holding, LLC	Revolver	1,602,036
Guardian Restoration Partners Buyer, LLC	Delayed Draw	2,078,987
Guardian Restoration Partners Buyer, LLC	Revolver	486,822
Guidehouse, Inc.	First Lien Term Loan	85,700
Gumtree Industrial Services Bidco Pty Limited	Delayed Draw	1,146,735
H2 Holdco, Inc.	Delayed Draw	910,105
HALO Buyer, Inc.	Revolver	4,264,984
Harley Exteriors Acquisition, LLC	Delayed Draw	514,000
Harley Exteriors Acquisition, LLC	Revolver	172,800
HASA Acquisition, LLC	Delayed Draw	755,279
HASA Acquisition, LLC	Revolver	527,122
HBWM Intermediate II, LLC	Revolver	2,459,591
HCR Commerical Roofing Holdings, Inc.	Revolver	88,800
HealthEdge Software, Inc.	Revolver	442,000
HeartLand PPC Buyer, LLC	Delayed Draw	1,757,755
HeartLand PPC Buyer, LLC	Revolver	2,299,036
HEC Purchaser Corp.	Revolver	2,052,486
Helium Acquirer Corporation	Revolver	1,159,767
HemaSource, Inc.	Revolver	5,000,000
Heniff Holdco, LLC	Revolver	275,094
Heritage Environmental Services, Inc.	Delayed Draw	475,684

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Heritage Environmental Services, Inc.	Revolver	$1,199,012
Higginbotham Insurance Agency, Inc.	Delayed Draw	11,371,579
Higginbotham Insurance Agency, Inc.	Delayed Draw	1,132,938
High Bar Brands Operating, LLC	Delayed Draw	1,912,493
High Bar Brands Operating, LLC	Revolver	1,267,370
Higher Logic, LLC	Revolver	700,930
Home Service Topco IV, Inc.	Delayed Draw	6,533,018
Home Service Topco IV, Inc.	Revolver	1,066,677
Homecare Software Solutions LLC	Revolver	1,415,094
Horizon Avionics Buyer, LLC	Delayed Draw	1,127,095
Horizon Avionics Buyer, LLC	Revolver	1,393,693
HPS Consumer Discretionary	First Lien Term Loan	12,963
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	62,186,750
HS Spa Holdings, Inc.	Delayed Draw	127,500
HS Spa Holdings, Inc.	Revolver	210,214
HSI Halo Acquisition, Inc.	Delayed Draw	1,746,952
HSI Halo Acquisition, Inc.	Revolver	1,711,863
HT Intermediary III, Inc.	Delayed Draw	3,849,350
HT Intermediary III, Inc.	Revolver	1,384,675
HTI Intermediate, LLC	Delayed Draw	423,000
HTI Intermediate, LLC	Revolver	169,500
Hydraulic Technologies USA LLC	Revolver	2,707,710
Hyland Software, Inc.	Revolver	2,262,444
Icefall Parent, Inc.	Revolver	1,281,729
iCIMS, Inc.	Revolver	1,567,618
ID Label Holdings, Inc.	Revolver	1,000,000
IEQ MIDCO III, LLC	Delayed Draw	6,721,219
IFH Franchisee Holdings LLC	Delayed Draw	626,715
IFH Franchisee Holdings LLC	Revolver	333
IG Investment Holdings, LLC	Revolver	5,972,407
IG Investment Holdings, LLC	Revolver	1,105,999
IG Investment Holdings, LLC	Revolver	722,543
Imagine 360 LLC	Delayed Draw	2,404,220
Imagine 360 LLC	Revolver	1,023,922
Imagine Acquisitionco, Inc.	Revolver	1,108,360
Indigo Buyer, Inc.	Delayed Draw	22,540,000
Indigo Buyer, Inc.	Delayed Draw	711,335
Indigo Buyer, Inc.	Revolver	2,000,000
Infinity Home Services Holdco, Inc.	Delayed Draw	2,627,622
InhabitIQ, Inc.	Delayed Draw	3,661,255
InhabitIQ, Inc.	Revolver	2,288,284
Innovative Discovery, LLC	Revolver	1,128,000
Innovetive Petcare, LLC	Delayed Draw	256,481
Innovetive Petcare, LLC	Delayed Draw	820,640

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Inovex Information Systems Incorporated	Delayed Draw	$3,279,857
Inovex Information Systems Incorporated	Revolver	1,636,364
Integrated Power Services Holdings, Inc.	Delayed Draw	7,567,638
Integrated Power Services Holdings, Inc.	Revolver	2,427,409
Integrity Marketing Acquisition, LLC	Delayed Draw	3,792,087
Integrity Marketing Acquisition, LLC	Delayed Draw	20,770,491
Integrity Marketing Acquisition, LLC	Revolver	248,832
Integrity Marketing Acquisition, LLC	Revolver	5,280,000
Integrity Marketing Acquisition, LLC	Revolver	370,370
INTEL 471, Inc.	Delayed Draw	9,687,500
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Delayed Draw	1,262,567
IQN Holding Corp.	Revolver	988,235
Iris Buyer LLC	Delayed Draw	972,473
IvyRehab Intermediate II, LLC	Delayed Draw	7,300,000
IvyRehab Intermediate II, LLC	Delayed Draw	8,520,000
IvyRehab Intermediate II, LLC	Revolver	122,807
IXOPay, Inc.	Delayed Draw	3,475,000
IXOPay, Inc.	Revolver	765,000
J.S. Held Holdings LLC	Delayed Draw	2,544,797
J.S. Held Holdings LLC	Revolver	1,197,264
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	2,058,038
JFL-Atomic Acquisitionco, Inc.	Revolver	667,328
JHCC Holdings LLC	Delayed Draw	1,444,728
JKC Parent, Inc.	Delayed Draw	1,570,437
JKC Parent, Inc.	Revolver	872,465
JTM Foods, LLC	Revolver	2,699,500
KabaFusion Parent LLC	Revolver	250,000
KabaFusion Parent LLC	Revolver	2,500,000
Kano Intermediate, Inc.	Delayed Draw	7,676,768
Kano Intermediate, Inc.	Revolver	1,919,192
KBP Investments LLC	Delayed Draw	3,444,691
Keel Platform, LLC	Delayed Draw	6,821,892
Kelso Industries LLC	Delayed Draw	1,722,793
Kenco PPC Buyer, LLC	Revolver	915,072
KENE Acquisition, Inc.	Delayed Draw	4,449,439
KENE Acquisition, Inc.	Delayed Draw	4,530,678
KENE Acquisition, Inc.	Revolver	3,401,559
KENG Acquisition, Inc.	Delayed Draw	3,409,200
KENG Acquisition, Inc.	Delayed Draw	20,040,323
KENG Acquisition, Inc.	Revolver	3,266,129
Keystone Agency Partners LLC	Delayed Draw	12,786,072
Keystone Partners, LLC	Delayed Draw	367,800
Keystone Partners, LLC	Revolver	352,000
Kittyhawk, Inc.	Revolver	466,500

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
KL Charlie Acquisition Company	Delayed Draw	$872,757
KL Hilltop Acquisition, LLC	Delayed Draw	9,177,132
KL Hilltop Acquisition, LLC	Revolver	4,222,973
Kleinfelder Intermediate LLC	Delayed Draw	2,213,115
Kleinfelder Intermediate LLC	Revolver	1,475,410
Kohlberg Kinetic Borrower, LP	Delayed Draw	12,751,515
KPSKY Acquisition, Inc.	Delayed Draw	54,340,000
Kravet Design, LLC	Revolver	2,275,606
KRIV Acquisition Inc.	Delayed Draw	10,826,923
KRIV Acquisition Inc.	Delayed Draw	4,585,000
KRIV Acquisition Inc.	Revolver	2,760,532
KWOL Acquisition, Inc.	Revolver	3,138,075
KWOL Acquisition, Inc.	Revolver	800,881
KWOR Acquisition, Inc.	Delayed Draw	3,200,000
KWOR Acquisition, Inc.	Revolver	2,300,000
L & J Holding Company, LLC	Delayed Draw	1,285,000
L & J Holding Company, LLC	Revolver	288,000
LabVantage Solutions, Inc.	Revolver	283,750
Lawn Care Holdings Purchaser, Inc.	Delayed Draw	2,456,320
Lawn Care Holdings Purchaser, Inc.	Revolver	488,600
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	2,514,887
LeadVenture, Inc.	Delayed Draw	3,804,204
LeadVenture, Inc.	Revolver	4,751,075
LeaseCrunch, LLC	Revolver	735,000
Legends Hospitality Holding Company, LLC	Delayed Draw	4,029,641
Legends Hospitality Holding Company, LLC	Revolver	4,311,715
Lehman Pipe Buyer, LLC	Revolver	693,750
LendingTree, Inc.	Delayed Draw	714,286
Lido Advisors, LLC	Delayed Draw	3,830,578
Lido Advisors, LLC	Revolver	224,000
Life Science Intermediate Holdings, LLC	Delayed Draw	3,820,000
Lightbeam Bidco, Inc.	Delayed Draw	2,935,777
Lightbeam Bidco, Inc.	Revolver	685,491
Lighthouse Parent Holdings, Inc.	Delayed Draw	8,653,846
Lighthouse Parent Holdings, Inc.	Revolver	3,461,538
Link Apartments Opportunity Zone REIT	Delayed Draw	691,091
Litera Bidco LLC	Delayed Draw	5,526,317
Litera Bidco LLC	Revolver	341,799
LivTech Purchaser, Inc.	Delayed Draw	1,055,013
LivTech Purchaser, Inc.	Revolver	274,865
LJ Avalon Holdings, LLC	Delayed Draw	3,017,241
LJ Avalon Holdings, LLC	Revolver	1,810,345
LJ Avalon Holdings, LLC	Revolver	1,034,483
LogRhythm, Inc.	Revolver	2,850,773

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
LR Orion Bidco Limited	Delayed Draw	$13,824,490
LR Orion Bidco Limited	Revolver	7,026,237
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	3,030,303
MAI Capital Management Intermediate LLC	Delayed Draw	12,768,391
MAI Capital Management Intermediate LLC	Revolver	5,269,067
Majco LLC	Delayed Draw	8,794,159
Majco LLC	Revolver	1,666,667
Mammoth Holdings, LLC	Revolver	2,272,727
Management Consulting & Research, LLC	Delayed Draw	2,400,000
Management Consulting & Research, LLC	Revolver	3,563,588
Mandrake BidCo, Inc.	Revolver	724,000
ManTech International Corporation	Delayed Draw	8,616,244
ManTech International Corporation	Revolver	6,744,017
Margaritaville Enterprises LLC	Revolver	312,500
Marina Acquisition, Inc.	Revolver	1,254,470
Markon, LLC	Delayed Draw	10,833,333
Markon, LLC	Revolver	1,333,333
Marmic Fire & Life Safety Co.	Delayed Draw	5,316,667
Marmic Fire & Life Safety Co.	Revolver	2,602,564
MB2 Dental Solutions, LLC	Delayed Draw	1,598,481
MB2 Dental Solutions, LLC	Delayed Draw	22,785,814
MB2 Dental Solutions, LLC	Revolver	251,068
MB2 Dental Solutions, LLC	Revolver	699,291
MBS Holdings, Inc.	Revolver	1,118,644
Mc Group Ventures Corporation	Delayed Draw	8,735,576
Mclarens Midco, Inc.	Delayed Draw	907,014
MEI Buyer, LLC	Revolver	2,079,379
Mercury Bidco LLC	Revolver	3,061,225
Metatiedot Bidco Oy	Delayed Draw	155,504
Metatiedot Bidco Oy	Revolver	103,072
MGT Merger Target, LLC	Revolver	1,939,655
MicroStar Logistics LLC	Revolver	374
Millstone Medical Outsourcing, LLC	Revolver	3,018,868
Mindbody, Inc.	Revolver	1,142,857
Miraclon Corporation	Revolver	6,658,647
MIS Acquisition, LLC	Revolver	2,133,333
Mist Holding Co.	Delayed Draw	4,617,897
Mist Holding Co.	Revolver	1,068,545
MN Acquisition, Inc.	Revolver	1,392,295
Monotype Imaging Holdings, Inc.	Delayed Draw	2,644,828
Monotype Imaging Holdings, Inc.	Revolver	5,172,414
Monroe Engineering Group LLC	Delayed Draw	14,184,000
More Cowbell II LLC	Delayed Draw	6,473,693
More Cowbell II LLC	Revolver	3,589,326

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Motion & Control Enterprises LLC	Delayed Draw	$2,785,793
Motion & Control Enterprises LLC	Revolver	282,113
Motor Vehicle Software Corporation	Revolver	1,243,544
Mountain Parent, Inc.	Delayed Draw	2,975,411
Mountain Parent, Inc.	Delayed Draw	11,655,000
Mountain Parent, Inc.	Revolver	1,586,883
Mountain Parent, Inc.	Revolver	6,216,000
Mountainside Fitness Acquisitions, LLC	Delayed Draw	2,373,000
Mountainside Fitness Acquisitions, LLC	Revolver	950,000
Movati Athletic Group, Inc.	Delayed Draw	3,645,924
Movati Athletic Group, Inc.	Revolver	408,734
Movati Athletic Group, Inc.	Revolver	2,053,219
MRI Software, LLC	Delayed Draw	28,813,916
MRI Software, LLC	Revolver	16,837,739
MSIS Holdings, Inc.	Delayed Draw	1,040,005
MSIS Holdings, Inc.	Revolver	742,003
My Buyer, LLC	Revolver	268,375
National Dentex Labs, LLC	Revolver	137,931
NCP-MSI Buyer, Inc.	Delayed Draw	761,946
NCP-MSI Buyer, Inc.	Revolver	742
NEFCO Holding Company LLC	Revolver	123,520
Nelipak Holding Company	Delayed Draw	10,461,955
Nelipak Holding Company	Revolver	1,306,250
Nelipak Holding Company	Revolver	646,246
Net Health Acquisition Corp	Revolver	2,966,368
Netsmart Technologies, Inc.	Delayed Draw	13,787,768
Netsmart Technologies, Inc.	Revolver	14,063,739
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	7,281,533
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	8,635,898
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,870,000
Next HoldCo, LLC	Delayed Draw	18,956,199
Next HoldCo, LLC	Revolver	7,114,625
NFM & J, LP	Delayed Draw	4,942,969
NFM & J, LP	Revolver	1,725,587
NL1 Acquire Corp.	Revolver	473,660
North Star Acquisitionco LLC	Revolver	1,535,173
Northstar Recycling, Inc.	Delayed Draw	4,411,765
Northstar Recycling, Inc.	Revolver	2,941,176
NWI Merger Sub, Inc.	Delayed Draw	3,366,000
NWI Merger Sub, Inc.	Revolver	1,306,000
Oakbridge Insurance Agency LLC	Delayed Draw	2,612,206
Oakbridge Insurance Agency LLC	Revolver	626,079
OB Hospitalist Group	Revolver	2,862,595
OEConnection LLC	Delayed Draw	7,395,112
OEConnection LLC	Revolver	9,572,424

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
OIA Acquisition, LLC	Revolver	$685,714
Oil Changer Holding Corporation	Delayed Draw	354,947
OIS Management Services, LLC	Delayed Draw	2,757,485
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	892,221
Olympic Buyer, Inc.	Revolver	1,607,843
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	7,500,000
Omega Systems Intermediate Holdings, Inc.	Revolver	2,250,000
OMH-Healthedge Holdings, Inc.	Revolver	488,722
Omni Fiber, LLC	Delayed Draw	15,000,000
OneCare Media, LLC	Revolver	400,000
oneZero Financial Systems, LLC	Delayed Draw	3,234,615
oneZero Financial Systems, LLC	Revolver	3,485,577
Onit, Inc.	Delayed Draw	5,688,678
Onit, Inc.	Delayed Draw	17,361,111
Onit, Inc.	Revolver	7,683,263
Ons Mso, LLC	Delayed Draw	3,350,887
Ons Mso, LLC	Revolver	2,150,468
Onsite Holdings, LLC	Revolver	613,450
Onyx-Fire Protection Services, Inc.	Delayed Draw	1,624,362
Onyx-Fire Protection Services, Inc.	Revolver	2,959,363
Optimizely North America Inc.	Revolver	4,701,528
Oracle Vision Holdco Limited	Delayed Draw	3,503,182
Oranje Holdco, Inc.	Revolver	1,629,556
Org USME Buyer, LLC	Revolver	112,348
Orion Group FM Holdings, LLC	Delayed Draw	28,802,632
Orion Group FM Holdings, LLC	Revolver	2,750,000
Orthodontic Partners, LLC	Delayed Draw	3,013,116
OSP Hamilton Purchaser, LLC	Delayed Draw	29,517,937
OSP Hamilton Purchaser, LLC	Revolver	4,200,000
Outerbox, LLC	Delayed Draw	533,000
Outerbox, LLC	Revolver	298,000
Packaging Coordinators Midco, Inc.	Delayed Draw	54,882,155
Packaging Coordinators Midco, Inc.	Revolver	12,962,963
PAG Holding Corporation	Revolver	1,215,568
PAG Holding Corporation	Revolver	1,525,116
PAI Financing Merger Sub LLC	Revolver	2,625,000
Palmetto Technology Group, LLC	Delayed Draw	1,243,620
Palmetto Technology Group, LLC	Revolver	79,670
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	16,837,473
Pareto Health Intermediate Holdings, Inc.	Revolver	1,852,989
Paris US Holdco, Inc.	Delayed Draw	1,079,157
Paris US Holdco, Inc.	Revolver	757,283
Park Place Technologies, LLC	Delayed Draw	2,973,878
Park Place Technologies, LLC	Revolver	2,789,927

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
PAS Parent, Inc.	Delayed Draw	$4,158,375
PAS Parent, Inc.	Revolver	163,746
Pathstone Family Office, LLC	Revolver	1,340,256
Pathstone Family Office, LLC	Revolver	1,084,049
Patriot Growth Insurance Services, LLC	Delayed Draw	8,880,000
Patriot Growth Insurance Services, LLC	Delayed Draw	2,960,000
Patriot Growth Insurance Services, LLC	Revolver	1,330,189
Pavion Corp.	Delayed Draw	445,667
Payroc Buyer, LLC	Revolver	54,382
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCMI Parent, LLC	Revolver	528,451
PDI TA Holdings, Inc.	Revolver	3,564,520
PDQ.com Corporation	Delayed Draw	11,921,850
PDQ.com Corporation	Revolver	8,343,653
Pediatric Home Respiratory Services LLC	Delayed Draw	4,800,000
Pediatric Home Respiratory Services LLC	Revolver	2,240,000
Penn TRGRP Holdings, LLC	Delayed Draw	736,411
Penn TRGRP Holdings, LLC	Revolver	6,289,245
People Corporation	Delayed Draw	4,539,633
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	1,024,277
Petra Borrower, LLC	Delayed Draw	2,170,831
Petra Borrower, LLC	Revolver	250,480
Petrus Buyer, Inc.	Delayed Draw	2,395,604
Petrus Buyer, Inc.	Revolver	1,923,077
PetVet Care Centers, LLC	Delayed Draw	5,188,750
PetVet Care Centers, LLC	Revolver	5,188,750
Phantom Purchaser, Inc.	Revolver	3,158,191
PharmaForceIQ Acquisition, Inc.	Revolver	273,600
Pharmalogic Holdings Corp.	Delayed Draw	8,838,384
Phoenix 1 Buyer Corporation	Revolver	5,051,639
Phynet Dermatology LLC	Delayed Draw	11,133,125
Phynet Dermatology LLC	Revolver	25,377
Ping Identity Holding Corp.	Revolver	216,898
Pinnacle Treatment Centers, Inc.	Revolver	285,714
Pinnacle Treatment Centers, Inc.	Revolver	622,298
PLA Buyer, LLC	Delayed Draw	698,593
PLA Buyer, LLC	Revolver	1,082,819
Playpower, Inc.	Revolver	3,282,828
Polaris Labs Acquisition, LLC	Revolver	277,500
Polycorp Ltd.	Delayed Draw	5,340,000
Polycorp Ltd.	Revolver	1,230,500
Power Grid Holdings, Inc.	Revolver	1,900,000
Power Grid Holdings, Inc.	Revolver	9,249,535
PowerGEM Buyer, Inc.	Delayed Draw	7,000,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
PowerGEM Buyer, Inc.	Revolver	$3,500,000
POY Holdings, LLC	Delayed Draw	1,225,000
POY Holdings, LLC	Revolver	962,604
PPV Intermediate Holdings LLC	Delayed Draw	2,574,286
PPV Intermediate Holdings LLC	Revolver	2,538,076
Premier Care Dental Management, LLC	Delayed Draw	869,170
Premier Care Dental Management, LLC	Delayed Draw	1,506,675
Premier Care Dental Management, LLC	Revolver	225,582
Premier Care Dental Management, LLC	Revolver	339,519
Premier Care Dental Management, LLC	Revolver	979,583
Premise Health Holding Corp.	Revolver	2,037,609
Premium Group B2	Delayed Draw	4,182,812
Process Insights Acquisition, Inc.	Delayed Draw	810,340
Process Insights Acquisition, Inc.	Revolver	17,827
ProcessUnity Holdings, LLC	Revolver	1,000,000
Project Accelerate Parent, LLC	Revolver	6,250,000
Project Pathfinder Borrower, LLC	Revolver	6,666,667
Propio LS LLC	Revolver	1,929,676
PT Intermediate Holdings III, LLC	Delayed Draw	3,737,391
PT Intermediate Holdings III, LLC	First Lien Term Loan	235,682
PT&C Group, LLC	Delayed Draw	1,621,567
PT&C Group, LLC	Revolver	663,640
Puma Buyer, LLC	Revolver	3,718,546
PumpTech, LLC	Delayed Draw	1,405,482
PumpTech, LLC	Revolver	438,630
QBS Parent, Inc.	Revolver	8,438,049
QF Holdings, Inc.	Revolver	43,860
Qin’s Buffalo, LLC	Delayed Draw	585,173
Quality Automotive Services, LLC	Delayed Draw	2,836,161
Quality Automotive Services, LLC	Revolver	1,477,132
Quick Quack Car Wash Holdings, LLC	Delayed Draw	2,403,333
Quick Quack Car Wash Holdings, LLC	Revolver	2,333,333
QVF Acquisition, Inc.	Delayed Draw	2,727,272
QVF Acquisition, Inc.	Revolver	1,727,273
R&T Acquisitions, LLC	Delayed Draw	5,770,569
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Revolver	1,644,796
Race Winning Brands, Inc.	Revolver	729,167
Radwell Parent, LLC	Delayed Draw	17,674,956
Radwell Parent, LLC	Revolver	1,558,027
Rally Buyer, Inc.	Revolver	604,614
Raney’s, LLC	Revolver	105,600
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Revolver	429,545

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Rawlings Sports Goods Company, Inc.	Revolver	$518
RB Holdings Interco, LLC	Revolver	115,423
RCP Nats Purchaser, LLC	Delayed Draw	9,603,545
RCP Nats Purchaser, LLC	Revolver	7,378,731
RCS Industrials	Revolver	285,714
Reagent Chemical Research, Inc.	Revolver	583,000
Recorded Book, Inc.	Revolver	534,759
Recorded Book, Inc.	Revolver	129,638
Red Fox CD Acquisition Corporation	Delayed Draw	1,083,172
Redwood Services Group, LLC	Delayed Draw	67,129,374
Redwood Services Group, LLC	Delayed Draw	345,962
Redwood Services, LLC	Delayed Draw	1,016,015
RefrigiWear, LLC	Revolver	2,601,896
RefrigiWear, LLC	Revolver	7,329,164
Regent Holding Company, LLC	Revolver	1,917,293
Registrar Intermediate, LLC	Delayed Draw	611,040
Registrar Intermediate, LLC	Revolver	13,983
Relevant Industrial, LLC	Delayed Draw	1,438,849
Relevant Industrial, LLC	Revolver	863,309
Renovation Systems, LLC	Delayed Draw	1,501,500
Renovation Systems, LLC	Revolver	48,010
REP Behavioral Health, LLC	Delayed Draw	4,615,385
REP Behavioral Health, LLC	Revolver	1,823,077
Revalize, Inc.	Revolver	272,400
Revival Animal Health, LLC	Revolver	251,123
RFS Opco LLC	Delayed Draw	3,071,587
RH Buyer, Inc.	Revolver	1,056,153
Rialto Management Group, LLC	Revolver	158,565
Ridge Trail US Bidco, Inc.	Delayed Draw	15,957,447
Ridge Trail US Bidco, Inc.	Revolver	1,437,008
Ridge Trail US Bidco, Inc.	Revolver	2,445,971
Riskonnect Parent, LLC	Delayed Draw	35,000,000
Riskonnect Parent, LLC	Revolver	5,140,200
Riverside Assessments, LLC	Revolver	3,400,000
RJW Group Holdings, Inc.	Delayed Draw	1,217,391
RKD Group, LLC	Delayed Draw	257,142
Rotation Buyer, LLC	Delayed Draw	419,431
Rotation Buyer, LLC	Revolver	173,657
RPC Topco, Inc.	Revolver	3,030,303
RPM Intermediate Holdings, Inc.	Delayed Draw	1,294,643
Runway Bidco, LLC	Delayed Draw	13,149,349
Runway Bidco, LLC	Revolver	6,611,573
RWA Wealth Partners, LLC	Delayed Draw	1,684,630

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
RWA Wealth Partners, LLC	Revolver	$529,926
Saab Purchaser, Inc.	Delayed Draw	9,574,468
Saab Purchaser, Inc.	Revolver	4,787,234
Safety Borrower Holdings	Revolver	508,475
Sage Dental Management, LLC	Delayed Draw	1,987,380
Sage Dental Management, LLC	Revolver	736,800
SageSure Holdings, LLC	Delayed Draw	4,426,229
SailPoint Technologies, Inc.	Revolver	483,072
Sako and Partners Lower Holdings LLC	Delayed Draw	3,549,655
Sako and Partners Lower Holdings LLC	Revolver	104,368
Sapphire Software Buyer, Inc.	Revolver	1,890,791
Saturn Borrower Inc.	Delayed Draw	2,539,149
Saturn Borrower Inc.	Revolver	1,142,617
SDG Mgmt Company, LLC	Delayed Draw	4,665,065
SDG Mgmt Company, LLC	Revolver	525,938
Seahawk Bidco, LLC	Delayed Draw	3,000,000
Seahawk Bidco, LLC	Revolver	1,090,909
Secret Bidco Limited	Delayed Draw	1,938,895
Secret Bidco Limited	Revolver	1,163,337
Securonix, Inc.	Revolver	2,236,581
SEI Holding I Corporation	Delayed Draw	3,762,264
SEI Holding I Corporation	Delayed Draw	2,844,123
SEI Holding I Corporation	Revolver	2,442,805
Seismic Software, Inc.	Delayed Draw	7,993,721
Seismic Software, Inc.	Revolver	272,390
SePro Holdings, LLC	Delayed Draw	5,416,667
SePro Holdings, LLC	Revolver	1,805,556
Severin Acquisition, LLC	Delayed Draw	12,480,944
Severin Acquisition, LLC	Revolver	6,826,772
SG Acquisition, Inc.	Revolver	3,643,725
Shock Doctor Intermediate LLC	Revolver	2,099,664
SIB Corp.	Delayed Draw	2,523,787
SIB Corp.	Revolver	214,922
Sigma Electric Manufacturing Corporation	Revolver	61,859
Sigma Irish Acquico Limited	Delayed Draw	2,222,222
Signature Dental Partners LLC	Delayed Draw	1,380,783
Signature MD, Inc.	Delayed Draw	630,950
Signature MD, Inc.	Revolver	338,335
Simplicity Financial Marketing Group Holdings, Inc.	Delayed Draw	7,960,289
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	4,738,267
SintecMedia NYC, Inc.	Revolver	762,712
Skylark UK Debtco Limited	Delayed Draw	3,267,193
Smile Doctors, LLC	Delayed Draw	1,415,000
Smile Doctors, LLC	Revolver	2,208,481
Socket Holdings Corporation	Delayed Draw	6,779,661

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Socket Holdings Corporation	Revolver	$1,694,915
Soleo Holdings, Inc.	Delayed Draw	1,055,493
Soleo Holdings, Inc.	Revolver	1,055,493
Sonar Acquisitionco, Inc.	Delayed Draw	17,358,491
Sonar Acquisitionco, Inc.	Revolver	2,264,151
Sonny’s Enterprises, LLC	Revolver	538,873
Southern Air & Heat Holdings, LLC	First Lien Term Loan	23,209,565
Southern Orthodontic Partners Management, LLC	Delayed Draw	1,215,021
Southpaw AP Buyer, LLC	Delayed Draw	51,458
Southpaw AP Buyer, LLC	Revolver	225,694
Spaceship Purchaser, Inc.	Delayed Draw	993,095
Spaceship Purchaser, Inc.	Delayed Draw	413,790
Spaceship Purchaser, Inc.	Revolver	927,593
Spanx, LLC	Revolver	12,096,621
Spark Purchaser, Inc.	Revolver	1,351,351
Spartronics LLC	Revolver	201,801
Specialized Dental Holdings II, LLC	Delayed Draw	1,503,758
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	2,173,913
Spectrum Safety Solutions Purchaser, LLC	Revolver	991,390
Spectrum Safety Solutions Purchaser, LLC	Revolver	728,778
Spindrift Beverage Co., Inc.	Delayed Draw	180,749
Spindrift Beverage Co., Inc.	Revolver	301,447
Spotless Brands, LLC	Revolver	617,973
Spruce Bidco II Inc.	Revolver	20,575,587
ST Athena Global LLC	Delayed Draw	934,107
ST Athena Global LLC	Revolver	2,507,647
Stack Sports Buyer, LLC	Delayed Draw	3,959,889
Stanton Carpet Corp.	Revolver	1,189,468
Star Dental Partners, LLC	Delayed Draw	337,365
Star Dental Partners, LLC	Revolver	260,500
STCH Intermediate Inc.	Revolver	363,481
Stepping Stones Healthcare Services, LLC	Delayed Draw	2,900,000
Stepping Stones Healthcare Services, LLC	Revolver	2,000,000
Summit Buyer, LLC	Delayed Draw	11,649,457
Summit Buyer, LLC	Revolver	5,706,522
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	19,175,224
Sun Acquirer Corp.	Delayed Draw	4,914,300
Sun Acquirer Corp.	Revolver	243,455
Sun Orchard, LLC	Delayed Draw	1,433,710
Superior Insurance Partners LLC	Delayed Draw	2,657,355
Superior Insurance Partners LLC	Revolver	352,000
Superman Holdings LLC	Delayed Draw	1,572,455
Superman Holdings LLC	Revolver	1,934,236

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
SureScripts LLC	Revolver	$1,644,755
SureWerx Purchaser III, Inc.	Delayed Draw	1,375,000
SureWerx Purchaser III, Inc.	Revolver	340,911
SurfacePrep Buyer, LLC	Delayed Draw	5,298,460
SurfacePrep Buyer, LLC	Delayed Draw	6,480,000
SurfacePrep Buyer, LLC	Revolver	9,555,282
SV Newco 2, Inc.	Delayed Draw	1,736,328
SV Newco 2, Inc.	Delayed Draw	3,005,859
SV Newco 2, Inc.	Revolver	4,687,501
SV-Areo Holdings, LLC	Delayed Draw	13,432,836
SWK Buyer, Inc.	Revolver	1,228,070
Tamarack Intermediate, LLC	Revolver	3,023,438
Tango Bidco SAS	Delayed Draw	6,757,606
Tango Bidco SAS	Delayed Draw	4,114,903
Tango Bidco SAS	Delayed Draw	8,205,932
Tank Holding Corp.	Revolver	1,780,415
Tau Buyer, LLC	Delayed Draw	19,657,223
Tau Buyer, LLC	Revolver	7,678,603
TBRS, Inc.	Delayed Draw	5,744,681
TBRS, Inc.	Revolver	3,000,000
TCP Hawker Intermediate LLC	Delayed Draw	1,695,721
TCP Hawker Intermediate LLC	Revolver	435
Team Acquisition Corporation	Revolver	4,618,975
Team, Inc.	Delayed Draw	2,262,888
Telle Tire & Auto Service, LLC	Delayed Draw	353,938
Telle Tire & Auto Service, LLC	Revolver	61,889
TerSera Therapeutics, LLC	Revolver	531,828
Tex-Tech Industries, Inc.	Delayed Draw	502,598
The Arcticom Group, LLC	Delayed Draw	160,858
The Arcticom Group, LLC	First Lien Term Loan	24,426
The Arcticom Group, LLC	Revolver	1,542,857
The Chartis Group, LLC	Delayed Draw	6,691,585
The Chartis Group, LLC	Revolver	3,345,792
The Chempetitive Group	Delayed Draw	1,373,750
The Chempetitive Group	Revolver	401,850
The Colt Group Intermediate, LLC	Delayed Draw	1,215,441
The Colt Group Intermediate, LLC	Revolver	782,353
The Hiller Companies, Inc.	Delayed Draw	1,832,777
The Hiller Companies, Inc.	Revolver	1,592,565
The Ultimus Group Midco, LLC	Delayed Draw	4,820,114
The Ultimus Group Midco, LLC	Revolver	3,515,654
The Vertex Companies, Inc.	Delayed Draw	5,452,703
The Vertex Companies, Inc.	Revolver	1,304,348
The Vertex Companies, Inc.	Revolver	2,726,352
THG Acquisition, LLC	Delayed Draw	12,587,321

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
THG Acquisition, LLC	Revolver	$5,581,021
Thunder Buyer, Inc.	Delayed Draw	6,227,067
Thunder Buyer, Inc.	Revolver	3,321,177
Thunder Purchase, Inc.	Delayed Draw	737,809
Thunder Purchase, Inc.	Revolver	372,364
TickPick Intermediate Holdings, LLC	Revolver	344,253
TIDI Legacy Products, Inc.	Delayed Draw	10,597,713
TIDI Legacy Products, Inc.	Revolver	7,630,354
TigerConnect, Inc.	Delayed Draw	446,801
TigerConnect, Inc.	Delayed Draw	24,656
TigerConnect, Inc.	Revolver	1,875,000
Tilley Chemical Co., Inc.	Revolver	666,667
Tilley Chemical Co., Inc.	Revolver	1,555,556
Time Manufacturing Acquisition, LLC	Revolver	953,706
Titan Group Holdco, LLC	Delayed Draw	6,125,644
Titan Group Holdco, LLC	Revolver	5,562,822
Titan Home Improvement, LLC	Delayed Draw	1,011,628
Titan Home Improvement, LLC	Revolver	843,024
Togetherwork Holdings, LLC	Delayed Draw	5,100,000
Top RX, LLC	Revolver	1,332,587
TPC Holdco, LLC	Second Lien Term Loan	10,843
Trackforce Acquireco, Inc.	Revolver	222,615
Transitions Hospice, LLC	Delayed Draw	179,700
Transitions Hospice, LLC	Revolver	281,600
Tribute Technology Holdings, LLC	Revolver	2,371,733
Tricentis Operations Holdings, Inc.	Delayed Draw	11,169,054
Tricentis Operations Holdings, Inc.	Revolver	4,716,981
Trilon Group, LLC	Delayed Draw	9,206,800
Trilon Group, LLC	Revolver	396,012
Trilon Group, LLC	Revolver	2,364,573
Trimech Acquisition Corp	Revolver	437,848
Trintech, Inc.	Revolver	2,499,667
Tropical Bidco, LLC	Revolver	2,272,727
Troy Practice Management, LLC	Revolver	197,044
TruBlue LLC	Delayed Draw	418,500
TruBlue LLC	Revolver	257,000
Truck-Lite Co., LLC	Delayed Draw	661,389
Truck-Lite Co., LLC	Delayed Draw	150,459
Truck-Lite Co., LLC	Delayed Draw	1,234,133
Truck-Lite Co., LLC	Delayed Draw	1,920,000
Truck-Lite Co., LLC	Revolver	1,365,645
Truck-Lite Co., LLC	Revolver	390,079
Truck-Lite Co., LLC	Revolver	7,364,741
Trunk Acquisition, Inc.	Delayed Draw	3,225,407
Trunk Acquisition, Inc.	Revolver	3,693,049

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Trystar, LLC	Delayed Draw	$4,107,126
Trystar, LLC	Revolver	2,834,016
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	1,306,000
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	202,000
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,523
Ubeo, LLC	Revolver	2,041,045
Unison Risk Advisors Inc.	Delayed Draw	9,740,432
Unison Risk Advisors Inc.	Revolver	2,613,507
United Digestive MSO Parent, LLC	Delayed Draw	16,385,995
United Digestive MSO Parent, LLC	Delayed Draw	2,937,678
United Digestive MSO Parent, LLC	Revolver	4,696,397
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	811,940
United Flow Technologies Intermediate Holdco II, LLC	Revolver	528,091
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	574,713
Unity Purchaser, LLC	Delayed Draw	1,405,317
Unity Purchaser, LLC	Revolver	409,338
Universal Marine Medical Supply International, LLC	Delayed Draw	704,100
Universal Marine Medical Supply International, LLC	Revolver	187,500
Unlimited Technology Holdings, LLC	Revolver	1,316,996
UpStack Holdco Inc.	Delayed Draw	3,500,000
UpStack Holdco Inc.	Revolver	1,356,250
Urology Management Holdings, Inc.	Revolver	1,190,476
US Anchors Group, Inc.	Revolver	856,428
US Fitness Holdings, LLC	Delayed Draw	5,169,231
US Fitness Holdings, LLC	Revolver	1,845,354
USIC Holdings, Inc.	Delayed Draw	5,198,726
USIC Holdings, Inc.	Revolver	4,703,823
USRP Holdings, Inc.	Delayed Draw	28,494,057
USRP Holdings, Inc.	Revolver	5,317,497
USSC Holding Corp.	Revolver	1,877,686
V Global Holdings LLC	Revolver	2,529,812
Valcourt Holdings II, LLC	Delayed Draw	3,167,796
Vale Insurance Services LLC	Revolver	1,935,484
Valet Waste Holdings, Inc.	Revolver	55,359
Valicor PPC Intermediate I LLC	Revolver	203,835
Valkyrie Buyer, LLC	Delayed Draw	41,057,896
Valkyrie Buyer, LLC	Revolver	4,385,965
Vamos Bidco, Inc.	Delayed Draw	3,814,752
Vamos Bidco, Inc.	Revolver	1,152,418
Vanguard Packaging, LLC	Revolver	115,140
Vardiman Black Holdings, LLC	Delayed Draw	380,670
Varsity Rejuvenate, LLC	Delayed Draw	688,000
Varsity Rejuvenate, LLC	Revolver	58,200

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Vehicle Accessories, Inc.	Revolver	$182,733
Vensure Employer Services, Inc.	Delayed Draw	28,300,983
Vertex Service Partners, LLC	Delayed Draw	3,273,222
Vertex Service Partners, LLC	Delayed Draw	4,662,633
Vertex Service Partners, LLC	Revolver	370,133
Vessco Midco Holdings, LLC	Delayed Draw	12,441,666
Vessco Midco Holdings, LLC	Delayed Draw	6,892,308
Vessco Midco Holdings, LLC	Revolver	3,814,616
Vessco Midco Holdings, LLC	Revolver	4,283,559
Vessco Midco Holdings, LLC	Revolver	380,769
VetEvolve Holdings, LLC	Delayed Draw	7,415,060
Viant Medical Holdings, Inc.	Delayed Draw	63,258
Victors Purchaser, LLC	Delayed Draw	6,176,586
Victors Purchaser, LLC	Revolver	2,162,967
Viper Bidco, Inc.	Delayed Draw	2,333,204
Viper Bidco, Inc.	Revolver	1,880,137
Visionary Buyer LLC	Delayed Draw	20,040,000
Visionary Buyer LLC	Revolver	3,000,000
Vital Care Buyer, LLC	Revolver	4,780,260
VPP Intermediate Holdings, LLC	Delayed Draw	4,099,338
VRC Companies, LLC	Delayed Draw	863,462
VRC Companies, LLC	Revolver	110
VSG Acquisition Corp.	Delayed Draw	5,681,667
VSG Acquisition Corp.	Revolver	1,522,500
Vybond Buyer, LLC	Delayed Draw	5,257,009
Vybond Buyer, LLC	Revolver	3,942,757
W2O Holdings, Inc.	Revolver	297,641
Waldencast PLC	Revolver	2,101,628
Walter Surface Technologies Inc.	Delayed Draw	3,768,012
Water Holdings Acquisition LLC	Delayed Draw	7,794,392
Waverly Advisors, LLC	Delayed Draw	4,413,135
Waverly Advisors, LLC	Revolver	407,549
Wealth Enhancement Group, LLC	Delayed Draw	2,985,851
Wealth Enhancement Group, LLC	Delayed Draw	596,288
Wealth Enhancement Group, LLC	Delayed Draw	11,209,193
Wealth Enhancement Group, LLC	Delayed Draw	13,528,739
Wealth Enhancement Group, LLC	Delayed Draw	72,803
Wealth Enhancement Group, LLC	Revolver	3,277,828
Wealth Enhancement Group, LLC	Revolver	3,000,657
Wealth Enhancement Group, LLC	Revolver	906,041
Web PT, Inc.	Revolver	656,250
Weber-Stephen Products, LLC	Revolver	264,533
Weber-Stephen Products, LLC	Revolver	705,218
Western Veterinary Partners, LLC	Delayed Draw	11,174,927
Wolf-Gordon, Inc.	Revolver	211,480

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Woodland Foods, LLC	Delayed Draw	$668,589
Woodland Foods, LLC	Revolver	79,871
Woolpert Holdings, Inc.	Delayed Draw	1,782,560
Woolpert Holdings, Inc.	Revolver	870,059
Woolpert, Inc.	Delayed Draw	2,478,778
Woolpert, Inc.	Revolver	1,475,463
World Associates Holdings, LLC	Delayed Draw	11,599,378
World Associates Holdings, LLC	Revolver	722,913
World Insurance Associates, LLC	Delayed Draw	1,264,363
World Insurance Associates, LLC	Revolver	92,265
Worldwide Insurance Network, LLC	Delayed Draw	1,138,973
WPP Bullet Buyer, LLC	Revolver	838,127
WRE Holding Corp.	Delayed Draw	10,067,237
WRE Holding Corp.	Revolver	7,970,661
WU Holdco, Inc.	Revolver	150,124
Xactly Corporation	Revolver	337,224
YA Intermediate Holdings II, LLC	Delayed Draw	3,766,167
YA Intermediate Holdings II, LLC	Revolver	1,820,707
YLG Holdings, Inc.	Delayed Draw	19,046,096
YLG Holdings, Inc.	Revolver	7,142,857
YLG Holdings, Inc.	Revolver	330,889
Zavation Medical Products, LLC	Revolver	709,459
Zeus Company LLC	Delayed Draw	1,890,439
Zeus Company LLC	Revolver	2,181,276
Zinc Buyer Corporation	Delayed Draw	4,651,718
Zone & Company Software Consulting LLC	Delayed Draw	2,406,282
Zone & Company Software Consulting LLC	Revolver	1,289,080
Zone Climate Services, Inc.	Delayed Draw	4,094,347
Zone Climate Services, Inc.	Revolver	133,066
Total		$4,688,700,396

Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has designated the Investment Manager as its valuation designee (“Valuation Designee”) pursuant to Rule 2a-5 under the Investment Company Act to perform fair value determinations for investments that do not have readily available market quotations. Under the valuation policy and procedures for the Fund (the “Valuation Procedures”) adopted by the Fund, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Corporate loans are generally valued using unobservable pricing inputs received from the Fund’s investment partners or other third-party pricing services. The Investment Manager will continuously monitor the valuations of Fund investments provided by investment partners or other third-party pricing services and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by an investment partner or other third-party pricing service does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from an investment partner or other third-party pricing service, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Investment Manager may choose to value certain immaterial direct corporate loans internally upon approval of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the investment partners or other third-party pricing services. Additionally, the values of the Funds’ direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, other third-party pricing services and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this valuation of investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. For the year ended March 31, 2025, the average balance outstanding and weighted average interest rate were $5,080,110 and 7.28%, respectively.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, amended effective December 18, 2024, provides for borrowings on a committed basis in an aggregate principal amount up to $5,450,000,000. Under the Facility, the Fund has 6-year term loans in the amount of $1,190,000,000 (“Term Loans”), may borrow up to an additional $3,157,500,000 on a revolving basis (the “Revolving Loan”), and may borrow up to an additional $1,102,500,000 on a delayed draw term loan (“DDTL”). The Fund may request the Revolving Loan to be increased from time to time up to an aggregate amount of $6,500,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on April 6, 2029 and Term Loans and DDTL mature on April 8, 2030. As of March 31, 2025 the Term Loan and Revolving Loan balance were $1,190,000,000 and $0, respectively. Fair value of the Term Loan and Revolving Loan balance approximates carrying value as the loans have variable interest based on short term rates. These loans would be categorized as Level 3 within the fair value hierarchy.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the year ended March 31, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $842,561,644, $1,190,000,000 and 7.11%, respectively. For the year ended March 31, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

$307,315,068, $1,075,000,000 and 7.13%, respectively. In addition, the interest rate at period end on the Term Loans was 6.45%. The interest expense during the year ended March 31, 2025, was $87,516,195. Commitment fees incurred are prepaid and amortized over the term of the loan. For the year ended March 31, 2025, commitment fees were $5,023,120. Unused commitment fees for the year ended March 31, 2025, were $1,305,812.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of March 31, 2025.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund priced additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, to be issued on July 2, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2025.
Series	Principal Outstanding March 31, 2025	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2025	Fair Value March 31, 2025	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$36,529	$13,902,430	$636,061,041	$633,877,900	4.10%	5.92%	March 28, 2027
A	250,000,000	Semi-Annual	13,386	2,731,418	247,255,196	243,799,192	4.10%	5.50%	March 28, 2027
B	215,000,000	Semi-Annual	131,844	1,023,202	213,844,954	214,803,890	5.44%	7.04%	July 19, 2025
C	130,000,000	Semi-Annual	253,997	1,404,195	128,341,808	130,062,636	5.50%	7.20%	July 19, 2026
D	10,000,000	Semi-Annual	19,532	105,378	9,875,090	10,004,818	5.50%	7.33%	July 19, 2026
E	130,000,000	Semi-Annual	355,882	2,059,959	127,584,159	130,571,197	5.61%	7.38%	July 19, 2027
F	160,000,000	Semi-Annual	578,534	4,718,161	154,703,305	160,969,385	5.72%	7.56%	July 19, 2029
G	40,000,000	Semi-Annual	144,638	1,172,641	38,682,721	40,242,346	5.72%	7.71%	July 19, 2029
H	34,000,000	Semi-Annual	72,280	(37,829)	33,965,549	34,319,390	7.06%	8.02%	December 6, 2025
I	95,000,000	Semi-Annual	747,210	(809,882)	95,062,672	98,925,841	7.10%	8.38%	December 6, 2027
I	10,000,000	Semi-Annual	47,225	(83,964)	10,036,739	10,413,246	7.10%	8.24%	December 6, 2027
J	141,000,000	Semi-Annual	1,468,765	(1,277,690)	140,808,925	150,161,258	7.17%	8.52%	December 6, 2029
K	115,200,000	Semi-Annual	436,094	(339,842)	115,103,748	117,143,739	6.75%	8.02%	August 4, 2026
L	304,800,000	Semi-Annual	1,719,198	(392,725)	303,473,527	317,099,950	6.77%	8.32%	August 4, 2028
M	114,000,000	Semi-Annual	733,247	897,372	112,369,381	120,283,902	6.81%	8.50%	August 4, 2030
N	66,000,000	Semi-Annual	463,689	1,585,417	63,950,894	71,046,858	6.99%	8.75%	August 4, 2033
O	85,000,000	Semi-Annual	402,911	(776,467)	85,373,556	87,381,342	7.04%	8.07%	January 20, 2027
O	27,000,000	Semi-Annual	13,145	(230,024)	27,216,879	27,756,426	7.04%	7.99%	January 20, 2027
P	224,000,000	Semi-Annual	1,357,187	(3,342,201)	225,985,014	236,286,854	7.06%	8.16%	January 20, 2029
Q	155,000,000	Semi-Annual	1,028,007	(2,711,168)	156,683,161	167,118,251	7.23%	8.38%	January 20, 2031
R	224,000,000	Semi-Annual	1,582,893	(4,274,825)	226,691,932	247,841,174	7.40%	8.51%	January 20, 2034
S	45,000,000	Semi-Annual	325,630	(982,571)	45,656,941	49,283,002	7.51%	8.73%	January 20, 2036
T	150,000,000	Semi-Annual	961,723	(2,084,953)	151,123,230	156,667,858	6.69%	7.76%	April 12, 2029
T	150,000,000	Semi-Annual	961,723	(1,807,172)	150,845,449	156,667,858	6.69%	7.75%	April 12, 2029
U	268,000,000	Semi-Annual	1,903,666	(3,165,439)	269,261,773	273,210,985	6.20%	6.84%	August 15, 2027
V	486,000,000	Semi-Annual	3,630,921	(6,415,008)	488,784,087	502,028,470	6.32%	7.15%	August 15, 2029
W	328,000,000	Semi-Annual	2,498,641	(3,613,349)	329,114,708	340,643,362	6.40%	7.30%	August 15, 2031
X	93,000,000	Semi-Annual	718,349	(287,163)	92,568,814	96,960,819	6.46%	7.41%	August 15, 2034
Y	195,000,000	Semi-Annual	1,514,116	5,193	193,480,691	197,870,285	6.51%	7.47%	August 15, 2036
Z	129,000,000	Semi-Annual	906,733	(389,530)	128,482,797	130,437,515	5.76%	6.45%	January 15, 2028
AA	160,500,000	Semi-Annual	1,138,260	(102,409)	159,464,149	163,166,438	5.85%	7.16%	March 14, 2030

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

2. Significant Accounting Policies (continued)

Series	Principal Outstanding March 31, 2025	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2025	Fair Value March 31, 2025	Fixed Interest Rate	Effective Interest Rate	Maturity Date
BB	$174,500,000	Semi-Annual	$1,241,740	$549,821	$172,708,439	$177,654,024	6.01%	7.26%	March 14, 2032
CC	91,000,000	Semi-Annual	649,205	882,595	89,468,200	92,704,040	6.13%	7.32%	March 14, 2035
DD	200,000,000	Semi-Annual	1,428,145	2,632,093	195,939,762	197,279,133	6.18%	6.89%	January 15, 2037
EE		Semi-Annual		(362,540)	362,540		5.42%		July 2, 2028
FF		Semi-Annual		(543,861)	543,861		5.58%		July 2, 2030
GG		Semi-Annual		(703,554)	703,554		5.80%		July 2, 2032
HH		Semi-Annual		(199,842)	199,842		5.95%		July 2, 2035
Total	$5,650,000,000		$29,485,045	$(1,264,133)	$5,621,779,088	$5,784,683,384

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 5.30% – 6.35%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At March 31, 2025, the Fund was in compliance with all covenants under the Note Agreements.

New Accounting Pronouncement

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

3. Principal Risks

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

3. Principal Risks (continued)

Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced plans to phase out the use of LIBOR at the end of 2021. As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or a Portfolio Fund’s performance or NAV.

SOFR RISK

SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate,

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

3. Principal Risks (continued)

and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% accrued daily, on an annualized basis of the Fund’s Net Assets. Prior to March 6, 2023, the Investment Manager had contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) did not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”).

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the year ended March 31, 2025, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. An officer and Trustee of the Fund is an employee of the Investment Manager. The Fund does not compensate Trustees or officers affiliated with the Investment Manager for their service to the Fund. For the year ended March 31, 2025, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the year ended March 31, 2025, are reported on the Consolidated Statement of Operations.

5. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

5. Fair Value of Investments (continued)

at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2025:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$398,482,544	$21,107,166,018	$—	$21,505,648,562
Private Investment Vehicles	—	—	112,691,338	10,238,797,633	10,351,488,971
Collateralized Loan Obligations	—	38,220,572	88,717,219	—	126,937,791
Preferred Stocks	—	—	138,955,223	—	138,955,223
Common Stocks	13,710,835	—	50,463,752	—	64,174,587
Subordinated Debt	—	—	433,778,893	—	433,778,893
Warrants	—	—	1,191,730	—	1,191,730
Short-Term Investments	1,292,723,201	—	—	—	1,292,723,201
Total Investments, at fair value	$1,306,434,036	$436,703,116	$21,932,964,173	$10,238,797,633	$33,914,898,958
Other Financial Instruments[1]
Forward Contracts	$—	$29,041,923	$—	$—	$29,041,923
Swap Contracts	—	34,934,008	—	—	34,934,008
Total Assets	$1,306,434,036	$500,679,047	$21,932,964,173	$10,238,797,633	$33,978,874,889

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

5. Fair Value of Investments (continued)

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Liabilities
Other Financial Instruments[1]
Forward Contracts	$—	$52,088,909	$—	$—	$52,088,909
Swap Contracts	—	33,669,875	—	—	33,669,875
Total Liabilities, at fair value	$—	$85,758,784	$—	$—	$85,758,784

1    Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the year ended March 31, 2025:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2024	$13,463,656,668	$82,218,161	$129,367,598	$103,527,517	$23,813,227	$10,366,783	$21,406,749	$13,834,356,703
Purchases	20,993,126,028	68,551,700	—	42,199,740	548,137,022	352,127	29,362,925	21,681,729,542
Sales/ Paydowns	(11,670,861,695)	(45,450,000)	(20,129,641)	(7,150,630)	(192,796,781)	(1,152,261)	(268,573)	(11,937,809,581)
Realized gains (losses)[1]	(27,372,519)	(5)	—	3,783,254	618,359	—	14,474	(22,956,437)
Original issue discount and amendment fees	(13,213,565)	603,157	2,168,694	—	30,855	—	—	(10,410,859)
Accretion	38,320,808	—	142,446	—	551,632	—	—	39,014,886
Change in Unrealized appreciation (depreciation)	7,455,565	4,902,436	(12,684,985)	(4,128,355)	2,030,557	(8,374,919)	671,874	(10,127,827)
Transfers In2	9,887,344	1,865,889	7,527,266	723,697	51,394,022	—	—	71,398,218
Transfers Out[3]	(1,693,832,616)	—	(17,674,159)	—	—	—	(723,697)	(1,712,230,472)
Balance as of March 31, 2025	$21,107,166,018	$112,691,338	$88,717,219	$138,955,223	$433,778,893	$1,191,730	$50,463,752	$21,932,964,173
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at March 31, 2025	$10,350,973	$4,902,436	$(9,494,340)	$(3,466,140)	$2,144,342	$(781,852)	$1,182,782	$4,838,201

1    Senior Secured Loans includes paydown gains (losses) of $28,120,734.

2    Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments. This amount also includes transfers between categories.

3    Transferred from Level 3 to Level 2 because observable market data became available for the investments. This amount also includes transfers between categories.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2025.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$88,717,219	Income approach	Interest Rate/ Discount Margin	3.60% – 24.00%	10.20%	Decrease
			Default Rate	3% CDR	3% CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment + 24 months	N/A	Decrease
			Prepayment Assumptions	20% CPR	20% CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
Total Collateralized Loan Obligations, at fair value	88,717,219
Common Stocks	12,854,490	Market approach	Recent Transaction Price	$0 – $2,043	$769	Increase
	11,083,190	Market approach	LTM Revenue Multiple	3.04x	3.04x	Increase
	26,309,934	Market approach	LTM EBITDA Multiple	8.0x – 25.5x	13.0x	Increase
	216,138	Income approach	Exercise Price ($ Millions)	$29 – $253	$84	Decrease
			Expected Volatility	35% – 45%	40%	Increase
Total Common Stocks, at fair value	50,463,752
Preferred Stocks	4,434,967	Market approach	Recent Transaction Price	$1 – $1,158	$793	Increase
	134,142,876	Market/Income approach	LTM Revenue Multiple	1.6x – 6.8x	4.0x	Increase
			LTM EBITDA Multiple	8.0x – 22.0x	14.8x	Increase
			Discount Rate	12.04% – 15.01%	12.84%	Decrease
	377,380	Income approach	Exercise Price ($ Millions)	$29 – $603	$110.00	Decrease
			Expected Volatility	35% – 40%	35%	Increase
Total Preferred Stocks, at fair value	138,955,223
Private Investment Vehicles	46,484,230	Market approach	Recent Transaction Price	$1 – $4,316,089	$457,052	Increase
	2,095,340	Market approach	LTM EBITDA Multiple	23.0x	23.0x	Increase
	51,634,091	Income approach	Discount Rate	2.78% – 6.05%	4.18%	Decrease
	12,477,677	Income approach	Weighted Average Cost of Capital	14.56% – 24.33%	17.43%	Decrease
Total Private Investment Vehicles, at fair value	112,691,338

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Senior Secured Loans	$13,071,289,159	Income approach	Discount Rate	2.77% – 34.86%	9.36%	Decrease
			LTM Revenue ($ Millions)	$11 – $8,052	$575	Increase
			Debt/EBITDA	0.6x – 21.9x	5.7x	Decrease
			Interest Coverage	0.0x – 11.2x	1.6x	Increase
	12,949,069	Income approach	Exercise Price ($ Millions)	$864	$864	Decrease
			Expected Volatility	100%	100%	Increase
	50,225,744	Market approach	LTM EBITDA Multiple	5.0x – 11.0x	9.3x	Increase
	25,255,789	Market approach	LTM Revenue Multiple	0.8x – 1.5x	1.2x	Increase
	24,519,767	Market approach	Post Performance Multiple	1.0x – 6.7x	6.6x	Increase
	58,177	Market approach	Enterprise value ($ Millions)	$67	$67	Increase
	7,922,868,313	Market approach	Recent Transaction Price	$93.59 – $100.53	$99.13	Increase
Total Senior Secured Loans, at fair value	21,107,166,018
Subordinated Debt	5,500,000	Market approach	EBITDA Multiple	14.0x	14.0x	Increase
	290,714,863	Market approach	Recent Transaction Price	$98.00 – $100.00	$98.41	Increase
	137,564,030	Income approach	Discount Rate	2.77% – 20.68%	13.89%	Decrease
			LTM Revenue ($ Millions)	$274 – $1,873	$902	Increase
			Debt/EBITDA	6.9x – 11.9x	8.8x	Decrease
			Interest Coverage	0.7x – 1.8x	1.5x	Increase
Total Subordinated Debt, at fair value	433,778,893
Warrants	—	Market approach	EBITDA Multiple	5.0x	5.0x	Increase
	1,191,730	Income approach	Exercise Price	$1.35 – $18.20	$2.19	Decrease
			Expected Volatility	38% – 74%	65%	Increase
Total Warrants, at fair value	1,191,730
Total investments, at fair value	$21,932,964,173

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the year ended March 31, 2025 are as follows:
Commencement Date	April 15, 2024	July 15, 2024	October 14, 2024	January 17, 2025
Repurchase Request	May 15, 2024	August 14, 2024	November 13, 2024	February 19, 2025
Repurchase Pricing date	May 15, 2024	August 14, 2024	November 13, 2024	February 19, 2025

Net Asset Value as of Repurchase Offer Date
Class I	$10.77	$10.77	$10.77	$10.78

Amount Repurchased
Class I	$389,419,493	$558,253,445	$695,314,676	$595,129,271

Percentage of Outstanding Shares Repurchased
Class I	1.99%	2.58%	2.92%	2.24%

7. Federal Income Taxes

Fund Income Tax

At March 31, 2025, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments including proceeds from reverse repurchase agreements	$34,026,501,972
Gross unrealized appreciation	531,659,602
Gross unrealized depreciation	(643,262,616)
Net unrealized depreciation on investments	$(111,603,014)

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

7. Federal Income Taxes (continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, permanent differences are due to the reversal of consolidation of subsidiaries and partnership adjustments.

	Increases/(Decrease)
	Capital	Total Distributable Earnings (Loss)
Cliffwater Corporate Lending Fund	(23,856,431)	23,856,431

As of tax year ended December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$117,246,844
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)
Investments	(95,564,715)
Foreign Currency	—
Organizational costs	(31,124)
Total distributable earnings	$21,651,005

The tax character of distributions paid during the tax years ended December 31, 2024 and December 31, 2023 were as follows:

	2024	2023
Distribution paid from:
Ordinary income	$2,345,776,539	$1,370,935,360
Return of Capital	—	49,232,570
Net long-term capital gains	17,411,256	—
Total distributions paid	$2,363,187,795	$1,420,167,930

At December 31, 2024, the Fund had no accumulated capital loss carry forward.

The Fund is allowed to defer certain capital or ordinary losses that occur after October 31 and December 31, respectively. Losses are recognized the first day of the next tax year. For the tax year ended December 31, 2024, the Fund did not defer any such losses.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Domestic Blocker Income Tax

CLHOLD, CLHOLD D3, CLHOLD D6, CLHOLD D18, CLHOLD D30 and CLHOLD D33 are blockers taxed as corporations. The current taxes reflect the estimated tax liability of the Fund as of March 31, 2025, based on taxable income of the subsidiaries. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the subsidiaries for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

7. Federal Income Taxes (continued)

Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 3.95%. As of March 31, 2025, the Fund recorded a net deferred tax liability for the investments of the subsidiaries. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

The Fund’s current and deferred tax (expense)/benefit as of March 31, 2025 consist of the following:

Current Tax (Expense) Benefit:
Federal	$(329,428)
State	(82,563)
Total Current Tax (Expense) Benefit	(411,991)
Deferred Tax (Expense) Benefit
Federal	$(1,985,228)
State	(497,551)
Total Deferred Tax (Expense) Benefit	(2,482,779)
Total Income Tax (Expense) Benefit	$(2,894,770)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net unrealized loss on investments	158,773
Valuation allowance	(158,773)

Deferred tax liability
Net unrealized gain on investments	$(5,179,318)
Net Deferred Tax Asset/(Liability)	$(5,179,318)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal Income tax expense at statutory rate	$(2,302,843)
State Income taxes (net of federal benefit)	(433,154)
Valuation allowance	(158,773)
Net income tax expense	$(2,894,770)

As it pertains to the subsidiaries, the utilization of net operating losses in future years is limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended December 31, 2024, the subsidiaries did not utilize or defer any net operating losses.

As it pertains to the subsidiaries, capital losses incurred during the year can be carried back three years or forward five years. The subsidiaries did not utilize or defer any capital losses during the tax year ended December 31, 2024.

8. Investment Transactions

For the year ended March 31, 2025, purchases and sales of investments, excluding short-term investments, were $22,428,389,628 and $10,490,983,642 respectively, net of unfunded commitments.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign currency exchange contracts and swap contracts for the year ended March 31, 2025 in order to hedge overall portfolio currency risk and interest rate risk, respectively. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract. By entering into swap agreements, the Fund agrees to exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and are subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. Interest rate swap contracts are designated as hedging instruments. The fair values of derivative instruments as of March 31, 2025, and the realized and unrealized gain (loss) during the year ended March 31, 2025 are as follows:

Derivatives Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized depreciation on swap contracts	Interest Rate Swap Contracts	$34,934,008	$33,669,875
Total		$34,934,008	$33,669,875
Derivatives Not Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$29,041,923	$52,088,909
Total		$29,041,923	$52,088,909
Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$30,542,856	$30,542,856
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$(26,225,649)	$(26,225,649)

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

10. Derivatives and Hedging Disclosures (continued)

The quarterly average volumes of derivative instruments as of March 31, 2025 are as follows:

Derivatives Instruments		Notional Value
Forward foreign currency exchange contracts	Long Forward Contract	$782,125,187
	Short Forward Contract	(2,786,013,429)
Interest rate contracts	Long Swap Contract	5,048,000,000

11. Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A fund mitigates credit risk with respect to Over-the-Counter (“OTC”) derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of March 31, 2025, the Fund is subject to master netting arrangements for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2025:

Description	Counterparty	Gross Amount of Asset/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
					Financial Instruments*	Cash Collateral Pledged*	Net Amount
Assets
Unrealized appreciation on swap contracts	PNC Bank, N.A	$20,790,672	$—	$20,790,672	$(20,790,672)	$—	$—
Unrealized appreciation on swap contracts	MUFG Bank, Ltd.	13,780,796	—	13,780,796	(10,483,536)	—	3,297,260
Unrealized appreciation on swap contracts	Regions Bank	362,540	—	362,540	—	—	362,540
Total Assets		$34,934,008	$—	$34,934,008	$(31,274,208)	$—	$3,659,800

Liabilities
Unrealized depreciation on swap contracts	PNC Bank, N.A	$(23,186,339)	$—	$(23,186,339)	$20,790,672	$2,395,667	$—
Unrealized depreciation on swap contracts	MUFG Bank, Ltd.	(10,483,536)	—	(10,483,536)	10,483,536	—	—
Total Liabilities		$(33,669,875)	$—	$(33,669,875)	$31,274,208	$2,395,667	$—

*    Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

12. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act, by virtue of the Fund owning at least 5% of the voting securities of the issuer, for the year ended March 31, 2025 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at April 1, 2024	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2025
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	$78,794,409	$—	$—	$7,070,580	$—	$3,292,993	$82,087,402
Middle Market Credit Fund II, LLC[2]	Investment Fund	Diversified	13,324,908	—	(12,071,639)	2,633,352	(448,466)	(804,803)	—
Total			$92,119,317	$—	$(12,071,639)	$9,703,932	$(448,466)	$2,488,190	$82,087,402

1    Franklin BSP Lending Corporation (FBLC) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments, and all portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.

2    Carlyle Secured Lending, Inc (CSL) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of Middle Market Credit Fund II, LLC (MMCF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in MMCF in the form of LLC equity interests as MMCF makes investments, and all portfolio and other material decisions regarding MMCF must be submitted to MMCF’s board of directors which is comprised of an equal number of members appointed by each of CSL and the Fund. Because management of MMCF is shared equally between CSL and the Fund, the Fund does not believe it controls MMCF for purposes of the Investment Company Act or otherwise.

13. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of March 31, 2025:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Invest (B) SCSp	NAV Loan	$25,143,371	$23,844,846	$287,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
26North BDC, Inc.	Middle market direct lending	25,000,000	25,619,053	75,000,000	None	N/A	Perpetual until the dissolution of the company
ABPCI Pacific Funding LP	Middle market direct lending	182,364,583	201,146,311	22,635,417	Monthly	Redemptions pursuant to the note purchase and security agreement upon the direction of a majority of the subordinated notes	November 3, 2031 after the payment in full of the obligations of the issuer pursuant to the note purchase agreement
AG Twinbrook Origination Fund I, L.P.	Middle market direct lending	23,872,182	26,218,223	225,000,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
AGTB BDC Holdings, LP	Middle market direct lending	$125,000,000	$126,141,898	$—	None	N/A	Six-year anniversary of the initial closing as determined by the board if a merger has not occurred
Antares Loan Funding I Ltd.	Middle market direct lending	116,880,000	135,404,927	—	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the credit agreement	February 17, 2032
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	Middle market direct lending	95,906,352	94,480,609	55,553,366	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP	Middle market direct lending	15,000,000	15,361,267	285,000,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Ares Commercial Finance LP	Asset-based lending	53,841,899	62,068,469	50,116,568	None	N/A	Until the final liquidating distributions of the fund, June 30 2025
Ares Priority Loan Co-Invest LP	Priority revolvers to middle market companies	44,802,482	44,918,839	22,249,318	None	N/A	Until the end of the fiscal quarter during which occurs the fifth anniversary of the end of the investment period which may be extended for one year.
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC – (Sub Notes)	Middle market direct lending	7,032,111	7,565,775	18,105,110	None	N/A	N/A

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Ares Specialty Healthcare Fund (L), L.P.	Middle market direct lending	$—	$1,464,869	$100,000,000	None	N/A	Until the end of the fiscal quarter during which the eighth anniversary of the final closing deadline occurs
Ares Strategic Income Fund	Middle market direct lending	100,000,000	104,983,938	—	None	N/A	Perpetual unless terminated pursuant to the applicable provisions contained in the Declaration of Trust or the Statutory Trust Act.
ASP (Feeder) SPC III-A1 LP	Middle market direct lending	5,506,373	5,687,010	19,493,627	None	N/A

The term of the Fund commenced on June 6, 2023 and shall continue, unless the fund is sooner dissolved, until the expiration of the term of each main fund, including any extensions thereto pursuant to the applicable main fund agreement

Banner Ridge DSCO Fund II (Offshore), LP	Diversified private credit strategies	9,728,856	12,848,641	40,271,144	None	N/A	Until the tenth anniversary of the closing date with two one-year extensions
Barings Capital Investment Corporation	Middle market direct lending	95,000,000	97,213,362	—	None	N/A	Until the earlier of a liquidity event or July 13, 2027
Barings Private Credit Corporation	Middle market direct lending	900,000,000	924,547,028	—	Quarterly[2]	Redemptions permitted at the discretion of the investment manager	N/A
BlackRock MT. Lassen Senior Loan XII	Middle market direct lending	257,011,494	270,259,210	262,988,506	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	December 28, 2032

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
BlackRock Shasta Senior Loan Fund VII, LLC	Middle market direct lending	$645,119,996	$611,614,529	$11,880,004	None	Redemptions pursuant to the Note Purchase and Security Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	Earlier of twelve years from closing date and the amortization date (if any)
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	ABL co-Investment	9,131,173	11,100,114	14,240,429	None	N/A	Until the partnership is dissolved and subsequently terminated
Blackstone Technology Senior Direct Lending Fund LP	Middle market Direct Lending	89,220,269	87,631,307	118,136,326	None	N/A	The expiration of the term of the fund on the 7th anniversary of the intial investment date
Blue Owl Credit Income Corp.	Middle market direct lending	150,000,000	155,255,343	—	Quarterly[2]	N/A	N/A
Blue Owl MC Debt Opportunities LP	Middle Market Direct Lending	17,495,352	19,204,524	107,504,648	None	N/A	Until terminated in accordance with the limted partnership agreement
Blue Owl Technology Finance Corp.	Middle market direct lending	109,874,622	114,820,870	—	None	N/A	Until earliest of an Exchange Listing, the fifth anniversary of the final closing, and August 10, 2025
Boost Co-Invest LP	Preferred equity co-investment	27,081,557	32,789,077	2,942,150	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Capricorn Co-Invest, L.P.	Middle market direct lending co-investment	37,874,423	42,020,083	1,050,000	None	N/A	Until all investments of the partnership are liquidated and all proceeds are distributed
Carlyle Credit Solutions, Inc.	Middle market direct lending	50,000,000	48,582,623	—	Quarterly[3]	N/A	N/A

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Caryle EDL Dance Aggregator, L.P.	Middle market direct lending	$25,031,073	$26,251,800	$6,636,397	None	N/A	The close of business on the 10 – year anniversary of the final closing date unless the partnership is sooner dissolved.
CCOF Alera Aggregator, L.P.	Preferred equity co-investment	9,712,500	13,055,268	—	None	N/A	Until dissolved and liquidated in accordance with the limited partnership agreement
CCOF Sierra II, L.P.	Preferred equity co-investment	15,654,924	16,545,134	400,000	None	N/A	Ten-year anniversary of the the final closing date with two one-year externsions
Chilly HP SCF Investor, LP	Preferred equity co-investment	2,011,799	2,423,891	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Comvest Structured Note Issuer I LLC	Middle market direct lending	622,122,824	649,950,759	380,440,523	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034
Crescent Mezzanine Partners VIIC, L.P.	Mezzanine level subordinated debt	4,045,486	4,557,323	3,002,952	None	N/A	December 21, 2025 available
Crestline Structured Note Issuer I LLC - (Class A, B, C and Sub Notes)	Middle market direct lending	92,219,898	93,361,432	392,656,000	None	N/A	N/A
CW Credit Opportunity 2 LP	Asset Based Lending Co-Investment	65,366,948	68,934,225	49,633,052	None	N/A	Until December 31 after the maturity date of the CoreWeave Loan with two one-year extensions.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
FBLC Senior Loan Fund LLC	Middle market direct lending	$78,562,000	$82,087,402	$—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Franklin BSP Capital Corp	Middle market direct lending	27,297,757	31,766,137	—	Annually[1]	N/A	N/A
Golub Capital BDC 4, Inc.	Middle market direct lending	183,901,821	186,991,717	16,098,179	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
Golub Capital Direct Lending Corporation	Middle market direct lending	50,000,000	50,769,471	—	None	N/A	July 1, 2027 with extensions upon the approval of shareholders
Golub Capital Private Credit Fund	Middle market direct lending	200,000,000	201,400,708	—	Quarterly[2]	N/A	N/A
GPG Loan Funding, LLC	Middle Market Direct Lending	314,806,891	327,956,182	672,344,400	None	For so long as the Subordinated Notes are outstanding, no distribution shall be made to any Member	Shall continue until the tenth anniversary of the effective date, subject to extension upon the mutual consent of the investment manager and the majority subordinated note holder.
Hayfin Tactical Solutions Fund (US Parallel) LP	Diversified private credit strategies	10,081,027	12,283,221	14,703,778	None	N/A

Limited partners may elect to terminate all investment periods and dissolve the partnership at any time for cause by a majority vote of limited partners. If the partners elect to liquidate the assets of the partnership, the liquidating trustee shall proceed to do so in an orderly manner in accordance with the terms of the agreement.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS Offshore Strategic Investment Partners V, LP	Mezzanine level subordinated debt	$45,296,973	$51,908,602	$29,454,829	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS KP Mezz Co.-Invest, LP	Mezzanine Level Subordinated Debt	84,158,635	111,834,082	5,954,821	None	N/A	Until the expiration of the term of HPS Offshore Mezzanine Partners 2019, L.P. which shall continue until the tenth anniversary of the first closing date with two one-year extensions
HPS KP SIP V Co.-Investment	Mezzanine Level Subordinated Debt	14,503,287	19,760,221	264,097	None	N/A

Until the expiration of the term of HPS Offshore Strategic Investment Partners V, L.P., which shall continue until the tenth anniversary of the first closing date with one one-year extension and two successive one-year terms followings such subsequent term with the approval of the LP Advisory Committee

HPS Mezzanine Partners 2019, L.P.	Mezzanine level subordinated debt	7,235,068	8,361,439	1,732,721	None	N/A	April 12, 2029 with one-year extensions available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS Mint Co-Invest Fund, L.P.	Preferred equity co-investment	$21,577,545	$32,403,530	$608,651	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
HPS Offshore Mezzanine Partners 2019, LP	Mezzanine Level Subordinated Debt	22,782,678	27,092,627	5,614,127	None	N/A	Until the tenth anniversary of the first closing date with two on-year extensions
HPS Specialty Loan Fund V Feeder, L.P.	Middle market direct lending	54,625,802	59,109,099	15,977,286	None	N/A	September 10, 2028 with 1 year extenstions available
KCLF Note Issuer I SPV, LLC, Subordinated	Middle market direct lending	264,025,000	288,642,839	—	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the investment manager	January 2033
KIMM CLO I LLC	Middle market direct lending	54,387,000	54,387,000	—	None	Optional Redemption, in each case pursuant to and in accordance with the Indenture and (in the case of the Class A – 1 Loans) the Class A – 1 Credit Agreements, is fully subordinated to the Debt

The Company shall have a perpetual term until dissolved. The existence of the company as a separate legal entity shall continue until cancellation of the Certificate of Formation as provided in the LLC Act.

KKR FS Income Trust	Middle market direct lending	59,500,000	62,531,336	190,500,000	Quarterly[2]	N/A	Perpetual until dissolved in accordance with the Declaration of Trust or pursuant to Delaware law
KKR FS Income Trust Select	Middle market direct lending	25,000,000	25,485,510	—	Quarterly[2]	N/A	N/A

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
KKR Institutional Middle Market Fund	Middle market direct lending	$225,000,000	$244,480,327	$275,000,000	None	N/A	Until the seven year anniversary of the termination of the investment period unless dissolved earlier in accordance to the limited partnership agreement
KLC Fund 0225-CI LP	Common equity co-investment	120,000	120,000	—	None	N/A

Partnership shall be dissolved on the earlier of (a) the date on which the Partnership has disposed of all of its Investment and (b) the date on which the winding-up of Fund II commences in accordance with the Fund II Partnership Agreement.

KWOL Co-Invest, LP	Common equity co-investment	22,500,000	26,141,030	—	None	N/A	Until dissolution of the partnership in accordance with the limited partnership agreement
Luther Co-Invest, L.P.	Middle market direct lending co-investment	22,058,900	22,470,338	—	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Marilyn Co-Invest, L.P.	Common Equity Co-investment	69,065,006	72,830,767	—	None	N/A	Until investments are liquidated and all proceeds are distributed to the partners
Marlin Credit Opportunities Fund, L.P.	Middle market direct lending	103,008,002	99,099,180	1,862,972	None	N/A	May 19, 2028 with one-year extensions available
Milano Co.-Invest L.P.	Middle Market Direct Lending Co-investment	3,990,704	4,013,491	174,000	None	N/A	Until such time as all of the investments of the partnership are liquidated and all proceeds are distributed to the partners

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Minerva Co-Invest, L.P.	Preferred equity co-investment	$23,209,316	$31,418,579	$464,333	None	N/A	Until distribution of investment proceeds
NB Capital Solutions Co-Invest (Wolverine) LP	Preferred equity co-investment	8,275,406	10,674,438	294,594	None	N/A	Until the later of the dissolution of the Main Fund and the disposition of the partnership’s investments
NCP MSI Co-Invest, LP	Common equity co-investment	669	669	333	None	N/A	The term of the Partnership shall continue until the Partnership is dissolved as provided in the limited partnership agreement.
New Mountain Guardian IV BDC, L.L.C.	Middle market direct lending	33,500,000	34,706,440	16,500,000	None	N/A	Six years from the end of the closing period with a one-year extension available
New Mountain Private Credit Fund	Middle market direct lending	49,987,471	50,446,898	—	None	N/A	Shall be dissolved, and its affairs shall be wound up upon the entry of a decree of judicial dissolution, the termination of the legal existence of the last remaining member of the Company
Next Horizon Capital TireCo SPV, LP	Common equity co-investment	1,000	1,000	—	None	N/A

Partnership shall be dissolved on the first to occur of (i) at any time by the General Partner after the Partnership no longer holds any investments or assets or (ii) the tenth anniversary of the Initial Closing Date

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
North Haven Direct Lending Fund L.P.	Middle market direct lending	$17,500,000	$17,638,870	$82,500,000	None	N/A	Shall continue, unless the fund is sooner dissolved, until the fourth anniversary of the expiration of the investment period with two one-year extensions.
NXT Capital Senior Loan Fund VII, LP	Middle market direct lending	12,595,770	12,749,689	37,500,000	None	N/A	Shall be perpetual until it is terminated pursuant to the limited partnership agreement
NXT Capital Structured Note I LLC	Middle market direct lending	167,049,016	186,704,527	23,760,515	None	Optional redemption pursuant to the indenture upon the direction of the investment manager or at the written direction of a majority of the holders of the subordinated notes	Nine years from the initial closing date
Odyssey Co-Investment Partners B, LLC	Common equity co-investment	1,949,774	2,026,568	50,226	None	N/A	Until the dissolution of the parternship in accordance with the limited partnership agreement
Palisades CLO, LLC	Middle market direct lending	137,984,138	161,050,789	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Palisades CLO, LLC – Class B	Middle market direct lending	50,000,000	50,000,000	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Palisades CLO, LLC – Class C	Middle market direct lending	$58,000,000	$58,000,000	$—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Piccadilly Co-Invest, L.P.	Middle market direct lending co-investment	55,442,143	61,102,735	4,825,714	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Private Credit Fund C-1 Holdco, LLC – Series 1	Middle Market Direct Lending	749,468,357	758,704,146	873,732,842	None	N/A	Shall continue until cancellation of the Certificate of Formation as provided in the Delaware Limited Liability Company Act
Proxima Co-Invest, L.P.	Middle market direct lending co-investment	9,726,142	10,117,556	321,175	None	N/A	Until the completion of the liquidation
Raven Asset-Based Credit Fund II LP	Asset-based lending	14,013,871	14,782,088	11,119,533	None	N/A	January 2029 with two one-year extensions available
Raven Senior Loan Fund LLC	Asset-based lending	467,597,208	482,772,044	32,402,792	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the note purchase and security agreement	The earlier of twelve years from closing and the amortization date selected by a majority of the subordinated notes in accordance to the note purchase and security agreement
Redwood Enhanced Income Corp.	Middle market direct lending	40,600,000	37,750,392	15,400,000	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
SBC Aggregator LP	Common equity co-investment	$875	$875	$125	None	N/A

The Partnership will dissolve upon the first to occur of the following: the determination by the General Partner that the Partnership should be dissolved and its affairs be wound up, the dissolution of the Partnership pursuant to Section 17-802 of the Delaware Act, an event of withdrawal of the General Partner within the meaning of the Delaware Act, unless the Partnership is continued without dissolution in accordance with the Delaware Act, or at any time there are no limited partners of the Partnership, unless the Partnership is continued without dissolution in accordance with the Delaware Act.

Silver Point Loan Funding, LLC	Middle market direct lending	1,202,684,309	1,279,033,403	297,949,632	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034
Silver Point Specialty Credit Fund II, L.P.	Middle market direct lending	46,280,581	41,621,186	3,722,332	None	N/A	September 6, 2023 with one-year extensions available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Sixth Street Lending Partners	Middle market direct lending	$24,982,212	$27,874,189	$25,017,788	None	N/A	Ten years from final closing subject to two one-year extensions if approved by majority of the board
Stellus Private Credit BDC Feeder LP	Middle market direct lending	26,536,883	26,953,158	23,463,117	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Stone Point Credit Corporation	Middle market direct lending	75,500,000	76,559,278	24,500,000	None	N/A	Until the seven year anniversary of the commencement date, December 21, 2020.
Stone Point Credit Income Fund	Middle market direct lending	30,475,516	30,705,253	94,524,484	None	N/A	Agreement will continue until terminated in writing by either party upon 60 days’ notice to the other party
Summit Partners Credit Offshore Fund II, L.P.	Middle market direct lending	7,115,039	4,655,885	330,906	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	Middle market direct lending	100,000,000	102,470,713	—	None	N/A	Until the company is terminated and wound up in accordance to the limited liability company agreement
TCW Direct Lending VIII LLC	Middle market direct lending	51,008,838	47,664,136	49,385,056	None	N/A	Sixth anniversary of the final closing date
TCW Rescue Financing Fund II, L.P.	Middle market direct lending	10,088,126	9,879,847	15,222,028	None	N/A	Shall continue, unless the fund is sooner dissolved, until the eighth anniversary of the initial closing date with two one-year extensions

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Thoma Bravo Credit Fund III Feeder, LP	Middle market direct lending	$30,273,445	$32,708,105	$94,726,555	None	N/A	Until the last day of the calendar quarter during which the ninth anniversary of the effective date occurs with three additional one-year extensions.
Thompson Rivers LLC	Investment vehicle	5,418,097	1,626,590	—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Varagon Capital Corporation	Middle market direct lending	19,296,490	18,731,047	5,703,510	None	N/A	September 2026 with one-year extensions available
Varagon Capital Direct Lending Fund, L.P.	Middle market direct lending	43,750,000	42,960,948	6,250,000	None	N/A	Until the fourth anniverversary of the end of the reinvestment period with one-year extension available
Varagon Structured Note Issuer I, LLC	Middle market direct lending	137,277,228	147,633,692	—	None	Redemptions pursuant to the Indenture upon direction of a majority of the subordinated notes with the consent of the investment manager	October 2033 provided that the scheduled reinvestment end date is extended
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	Common equity co-investment	3,010,526	2,979,812	—	None	N/A	Until the earlier of the date that the partnership has disposed of all investment and the date that the Fund, as defined by the limited partnership agreement, is terminated.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	Middle market direct lending	$5,961,460	$3,639,518	$44,038,540	None	N/A

When the General Partner or the Liquidating Trustee has complied with the foregoing liquidation plan, the General Partner or the Liquidating Trustee, on behalf of all Partners, shall execute, acknowledge and cause to be filed an instrument evidencing the cancellation of the Certificate of Limited Partnership

Vista Credit Strategic Lending Corp.	Middle market direct lending	53,269,873	52,941,584	46,730,127	Quarterly[3]	N/A	N/A
VPC Credit Origination Fund, LP	Loan origination vehicle	1,000,000	1,223,520	49,000,000	None	N/A	Forty-two months after the initial closing date with additional one-year extensions approved by limited partners holding majority of aggregate commitments
Waccamaw River LLC	Investment vehicle	10,600,352	4,340,096	—	None	Redemptions permitted with the prior consent of the board	Until cancellation of the Certificate of Formation
West Street Loan Partners V	Middle market direct lending	19,114,857	20,148,537	30,885,143	None	N/A	Eight years following the expiration of the investment period with two one-year extensions
Total		$9,818,081,631	$10,238,797,633	$5,405,834,298

1    Up to 10% at each tender offer during any calendar year

2    Up to 5% at each quarterly tender offer

3     Up to 3.5% at each quarterly tender offer

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2025 (Continued)

14. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Board authorized the Fund to offer to repurchase Shares from shareholders in an amount up to 5.00% of the net assets of the Fund with a June 9, 2025 repurchase pricing date. The repurchase offer period begins on May 8, 2025 and end on June 9, 2025. Shareholders that desire to tender Shares for repurchase are required to do so on June 9, 2025

Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Corporate Lending Fund
Other Information March 31, 2025 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Long-Term Capital Gains Designation

For the period ending March 31, 2025, the Cliffwater Corporate Lending Fund designates $17,411,256 as a long-term capital gain distribution.

For the period ended March 31, 2025, 0.7% of the dividends paid from net investment income, including short-term capital gains, are designated as qualified dividend income.

For the period ended March 31, 2025, 0.7% of the dividends paid from net investment income, including short-term capital gains are designated as dividends received deduction available to corporate shareholders.

Approval of Investment Management Agreement

At the regular quarterly meeting of the Board of Trustees (the “Board”) of the Cliffwater Corporate Lending Fund (the “Fund”) held on December 12, 2024 by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the Investment Management Agreement between Cliffwater LLC (the “Investment Manager”) and the Fund (the “Investment Management Agreement”). At the Board meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by counsel.

In advance of the Board meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from an independent third-party and management about the below factors. The Board did not identify any particular information as controlling in determining whether or not to approve the Investment Management Agreement, and each Board member may have attributed different weights to the various items considered. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Manager who provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Manager’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Cliffwater Corporate Lending Fund
Other Information March 31, 2025 (Unaudited) (Continued)

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund, noting that the Fund had out-performed its benchmark for the period from the Fund’s inception on June 5, 2019 through September 30, 2024.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a report of other comparable funds.

The Board noted that the Fund’s advisory fee was calculated on net assets and at 1.00% was below the median advisory fee of the peer universe identified in the independent third-party report distributed to the Board. The Board also noted that the total expense ratio of the Fund was above the median of the peer universe. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement. The Board considered that the Investment Manager continued to monitor whether the Fund’s current fee level continues to reflect economies of scale and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability of Investment Manager and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager were reasonable and its financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, administrator, custodian or distribution agent and therefore does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits to the Investment Manager.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

Cliffwater Corporate Lending Fund
Fund Management March 31, 2025 (Unaudited)

The identity of the members of the Board and the Fund’s officers and brief biographical information is set forth below. The Fund’s Statement of Additional Information the (“SAI”) includes additional information about the membership of the Board. The SAI is available, without charge, by writing to the Fund at c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212, or by calling the Fund at 1 (888) 442-4420.

INDEPENDENT TRUSTEES
Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dominic Garcia Year of Birth: 1978 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2021

Chief Pension Investment Strategist, CBRE Global Investors (June 2021-Present); Advisory Board of Milken Institute for Public Finance (2021-Present); Chief Investment Officer, New Mexico Public Employees Retirement Association (2017- June 2021); Senior Alpha Manager, State of Wisconsin Investment Board (2008-2017); Research Advisory Board Member, University of North Carolina Keenan Institute of Private Markets and the University of Chicago Harris Center for Municipal Finance (2020 to Present); Trustee, United World College-USA the Santa Fe Preparatory School endowment and the Santa Fe Community Foundation impact investment committee (2020-Present).

				3	None
Paul J. Williams Year of Birth: 1956 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and Board Chairman	Since June 2021	Investment Consultant, Texas Association of Counties (1995-2020); Chief Investment Officer, Texas County & District Retirement System (1999-2018).	3	None

*    The fund complex consists of the Fund and Cliffwater Enhanced Lending Fund.

Cliffwater Corporate Lending Fund
Fund Management March 31, 2025 (Unaudited) (Continued)
INTERESTED TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stephen L. Nesbitt** Year of Birth: 1953 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and President	President Since Inception; Trustee since June 2021	Chief Executive Officer and Chief Investment Officer, Cliffwater LLC (2004-Present).	3	None
Lance J. Johnson Year of Birth: 1967 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operations Officer, Cliffwater LLC (2014-Present); Senior Vice President, Brown Brothers Harriman & Co. (financial services firm) (2013-2014).	N/A	None
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception

Senior Vice President, Director of Product and Pricing (2023-Present); Senior Vice President, Product and Pricing Manager (2021-2023); Senior Vice President, Senior Client Service Manager (2017-2021), UMB Fund Services, Inc.

				N/A	None
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since April 2021

Director, Vigilant Compliance, LLC (investment management solutions firm) (2018-Present); Director of Compliance and operations, B. Riley Capital Management, LLC (investment advisory firm) (2017-2018); Chief Compliance Officer, Dialectic Capital Management, LP (investment advisory firm) (2008-2018).

				N/A	None

*      The fund complex consists of the Fund, Cliffwater Enhanced Lending Fund, and Cascade Private Capital Fund.

**    Mr. Nesbitt is deemed an interested person of the Fund because he is an officer of the Investment Manager.

Cliffwater Corporate Lending Fund
Privacy Notice March 31, 2025 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420

Cliffwater Corporate Lending Fund
Privacy Notice March 31, 2025 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

Open an account

Provide account information

Give us your contact information

Make a wire transfer

Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

Sharing for affiliates’ everyday business purposes – information about your creditworthiness

Affiliates from using your information to market to you

Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave, Suite 800
Cleveland, OH 44115

(b)    Not applicable.

Item 2.       Code of Ethics.

(a)     The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)     There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)    The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR’s instructions.

Item 3.       Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. Dominic Garcia and Mr. Paul J. Williams are qualified to serve as the audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the year ended March 31, 2025. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to professional services rendered by principal accountant for its review of the Fund’s registration statement filed with the SEC and the issuance of consents for such filing. The following table presents fees paid by the Fund for professional services rendered by Cohen & Company, Ltd. for the years ended March 31, 2025 and March 31, 2024.

Fee Category	2025 Fees	2024 Fees
(a) Audit Fee	$2,000,000	$1,050,000
(b) Audit-Related Fees	—	—
(c) Tax Fees	40,000	12,000
(d) All Other Fees	—	—
Total Fees	$2,040,000	$1,062,000

(e)(1)The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Cohen & Company, Ltd. for the years ended March 31, 2025 and March 31, 2024, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)     All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)    The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. — not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(h)    The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)     Not Applicable

(j)     Not Applicable

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Investments.

(a)     See the Annual Report to Shareholders under Item 1 of this Form.

(b)    Not applicable.

Item 7.        Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.        Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.        Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.      Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11.      Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Cliffwater LLC
PROXY POLICY AND PROCEDURE

Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises voting authority with respect to client securities to: (i) adopt written policies reasonably designed to ensure that the investment adviser votes in the best interest of its clients and addresses how the investment adviser will deal with material conflicts of interest that may arise between the investment adviser and its clients; (ii) disclose to its clients information about such policies and procedures; and (iii) upon request, provide information on how proxies were voted.

For its non-discretionary clients, Cliffwater does not have authority to vote client securities. These clients will receive their proxies, corporate actions, consents and other solicitations directly from their custodian or the relevant issuer or investment fund. These clients may contact their client service professionals with questions about a particular solicitation.

For its discretionary clients, Cliffwater generally takes responsibility for ensuring that proxies solicited by, or with respect to, the issuers of securities held in the client’s investment account, and corporate actions and consents sought by such issuers (including tender offers and rights offerings) are voted. In most cases, the managers of the commingled funds and separate accounts holding the assets vote the proxy solicitations. However, Cliffwater will take such action in limited circumstances which may include private partnership amendments and consents and in the event that an individual security is held by the client outside of a commingled fund or separate account where the manager votes the securities. Cliffwater’s discretionary clients may also retain the right to vote any proxies or take action relating to specified securities held in the client’s investment account, provided the client gives timely written notice to Cliffwater.

Cliffwater will not put its own interests ahead of those of any of its client and will resolve any possible conflicts between its interests and those of the client in favor of the client. When voting proxies, Cliffwater follows procedures designed to identify and address material conflicts of interest that may arise between its interests and those of its clients. Accordingly, prior to voting any proxy, Cliffwater will determine whether a material conflict of interest exists. A conflict of interest will be considered material to the extent that it is determined that the conflict has the potential to influence Cliffwater’s decision making in voting the proxy. If Cliffwater determines that there is a material conflict of interest related to the proxy solicitation, Cliffwater will take appropriate action to resolve the conflict which may include abstaining from a particular vote.

Cliffwater will seek to act solely in the best interests of its clients when exercising its voting authority. Cliffwater determines whether and how to vote proxies on a case-by-case basis. In making such determination, Cliffwater: (i) will attempt to consider all aspects of the vote that could affect the value of the issuer or that of the relevant client, (ii) will vote in a manner that it believes is consistent with the relevant client’s stated objectives, (iii) generally will vote in accordance with the recommendation of the issuing company’s management on routine and administrative matters, unless Cliffwater has a particular reason to vote to the contrary, and (iv) may not vote at all to the extent the outcome of the vote or action does not have a material impact on the issuer or value of its securities.

Under Rule 204-2 under the Advisers Act, Cliffwater must retain: (i) its voting policies and procedures; (ii) corporate action and proxy statements received; (iii) records of votes cast; (iv) records of client requests for voting information; and (v) any documents prepared by Cliffwater that were material to making a decision on how to vote. Under the circumstances where Cliffwater votes a proxy, corporate action or consent solicited by an issuer of securities or an investment fund, Cliffwater will document and maintain its voting record.

Cliffwater’s General Counsel and Chief Compliance Officer must approve the engagement of any proxy advisory firm to assist in connection with voting client securities.

For private investment funds, Cliffwater may accept a seat on an advisory board or similar group for a fund in which one or more Cliffwater clients have invested. Cliffwater believes advisory board service benefits its clients by allowing Cliffwater greater insight into the fund and its strategies and that, in general, the interests of its clients as investors will be aligned with the interests of all investors in the fund. However, if the interests of Cliffwater’s clients were to diverge from the interests of each other, the Cliffwater representative will take appropriate action to resolve the conflict which may include abstaining from a particular vote. Please see section III.B.7. for further information regarding Cliffwater’s actions with respect to advisory boards.

Item 13.      Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members.

The following table provides biographical information about the members of Cliffwater LLC (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management of the Cliffwater Corporate Lending Fund as of June 9, 2025:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Stephen L. Nesbitt	Chief Executive Officer and Chief Investment Officer	Since Inception	Chief Executive Officer, Chief Investment Officer, Cliffwater LLC (2004-Present)	Portfolio Management
Caitlin Nemeth	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2021); Senior Vice President, Antares Capital LP (2015-2021)	Portfolio Management
Frances Beyers	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2020); Head of Middle Market Loan Analysis, Refinitiv (2009-2020)	Portfolio Management
Samir Patel	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2022); Senior Vice President Portfolio Advisors, LLC (2019-2022); Vice President H.I.G Capital (2018-2019)	Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Cliffwater Corporate Lending Fund, for which the members of the Investment Committee of the Sub-Adviser are primarily responsible for the day-to-day portfolio management. The information is as of March 31, 2025:

Name of Portfolio Management Team Member	Number of Accounts and Total Value (in millions) of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value (in millions) of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Stephen L. Nesbitt	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	1 Account $5,358	2 Accounts $724	15 Accounts $1,697
Caitlin Nemeth	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	2 Accounts $724	0 Accounts N/A
Frances Beyers	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	2 Accounts $724	0 Accounts N/A
Samir Patel	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	2 Accounts $724	0 Accounts N/A

Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Other accounts managed by a Portfolio Manager may not be managed using the same investment models that are used in connection with the management of the Fund. If the Investment Manager, or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts. The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3)  Compensation Structure of Portfolio Manager

Certain portfolio managers have ownership and financial interests in, and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager’s financial performance, such as its overall revenues and profitability. Compensation is not tied to the Fund’s performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager’s financial performance.

(a)(4)  Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member[1]:
Stephen L. Nesbitt	Over $1,000,000
Caitlin Nemeth	Over $1,000,000
Frances Beyers	$100,001 – $500,000
Samir Patel	None

____________

1     As of March 31, 2025

(b) Not Applicable

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable.

(b)    Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)(1)	Code of ethics or any amendments thereto, that is subject to disclosure required by Item 2 of Form N-CSR. Filed herewith.
(a)(2)	Not applicable.
(a)(3)

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	June 9, 2025
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	June 9, 2025